UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT              MAY 31, 2013

Global Allocation Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

               Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class(2)	AGAVX	3.04%	13.03%	7.15%	1/31/12
Blended index(3)	—	5.50%	14.92%	8.45%	—
MSCI All Country World Investable Market Index	—	12.23%	26.34%	14.84%	—
Barclays Global Aggregate Bond Index	—	-4.00%	-0.54%	-0.89%	—
Institutional Class(2)	AGANX	3.10%	13.30%	7.35%	1/31/12
A Class(2) No sales charge* With sales charge*	AGAEX	2.87% -3.06%	12.74% 6.27%	6.87% 2.22%	1/31/12
C Class(2) No sales charge* With sales charge*	AGAGX	2.56% 1.56%	12.00% 12.00%	6.09% 6.09%	1/31/12
R Class(2)	AGAFX	2.70%	12.46%	6.59%	1/31/12

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)

The blended index combines monthly returns of two widely known indices. The MSCI All Country World Investable Market Index represents 60% of the blended index and the remaining 40% is represented by the Barclays Global Aggregate Bond Index.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.21%	2.01%	2.46%	3.21%	2.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, lower-rated securities are subject to greater liquidity risk and credit risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. Commodity-related investing involves special risks, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments. The fund may be subject to certain risks similar to those associated with direct investment in real estate.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2013
Types of Investments in Portfolio	% of net assets
International Equity Funds	36.3%
Domestic Equity Funds	18.2%
Domestic Fixed Income Funds	14.1%
International Fixed Income Funds	12.9%
Exchange-Traded Funds	12.2%
Cash and Equivalents*	6.3%**

*Includes temporary cash investments and other assets and liabilities.

**Amount relates primarily to repurchase agreements maturing after period end.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 12/1/12 – 5/31/13	Effective Annualized Expense Ratio(2)
Actual
Investor Class (after waiver)	$1,000	$1,030.40	$1.92	0.38%	$6.07	1.20%
Investor Class (before waiver)	$1,000	$1,030.40(3)	$6.94	1.37%	$11.09	2.19%
Institutional Class (after waiver)	$1,000	$1,031.00	$0.91	0.18%	$5.06	1.00%
Institutional Class (before waiver)	$1,000	$1,031.00(3)	$5.92	1.17%	$10.08	1.99%
A Class (after waiver)	$1,000	$1,028.70	$3.19	0.63%	$7.33	1.45%
A Class (before waiver)	$1,000	$1,028.70(3)	$8.19	1.62%	$12.34	2.44%
C Class (after waiver)	$1,000	$1,025.60	$6.97	1.38%	$11.11	2.20%
C Class (before waiver)	$1,000	$1,025.60(3)	$11.97	2.37%	$16.11	3.19%
R Class (after waiver)	$1,000	$1,027.00	$4.45	0.88%	$8.59	1.70%
R Class (before waiver)	$1,000	$1,027.00(3)	$9.45	1.87%	$13.59	2.69%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.04	$1.92	0.38%	$6.04	1.20%
Investor Class (before waiver)	$1,000	$1,018.10	$6.89	1.37%	$11.00	2.19%
Institutional Class (after waiver)	$1,000	$1,024.03	$0.91	0.18%	$5.04	1.00%
Institutional Class (before waiver)	$1,000	$1,019.10	$5.89	1.17%	$10.00	1.99%
A Class (after waiver)	$1,000	$1,021.79	$3.18	0.63%	$7.29	1.45%
A Class (before waiver)	$1,000	$1,016.85	$8.15	1.62%	$12.24	2.44%
C Class (after waiver)	$1,000	$1,018.05	$6.94	1.38%	$11.05	2.20%
C Class (before waiver)	$1,000	$1,013.11	$11.90	2.37%	$15.98	3.19%
R Class (after waiver)	$1,000	$1,020.54	$4.43	0.88%	$8.55	1.70%
R Class (before waiver)	$1,000	$1,015.61	$9.40	1.87%	$13.49	2.69%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)

Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Mutual Funds(1) — 81.5%
INTERNATIONAL EQUITY FUNDS — 36.3%
Emerging Markets Fund Institutional Class	412,217	$ 3,676,978
Global Gold Fund Institutional Class	147,568	1,733,922
Global Real Estate Fund Institutional Class	621,501	6,967,031
International Growth Fund Institutional Class	987,355	12,065,474
		24,443,405
DOMESTIC EQUITY FUNDS — 18.2%
Core Equity Plus Fund Institutional Class	321,186	4,188,266
Heritage Fund Institutional Class	33,629	865,599
Large Company Value Fund Institutional Class	216,260	1,583,026
Mid Cap Value Fund Institutional Class	57,891	871,260
Select Fund Institutional Class	60,191	2,943,319
Small Company Fund Institutional Class	169,057	1,766,643
		12,218,113
DOMESTIC FIXED INCOME FUNDS — 14.1%
Diversified Bond Fund Institutional Class	494,120	5,410,612
High-Yield Fund Institutional Class	643,995	4,063,608
		9,474,220
INTERNATIONAL FIXED INCOME FUNDS — 12.9%
International Bond Fund Institutional Class	632,668	8,654,903
TOTAL MUTUAL FUNDS (Cost $52,369,923)		54,790,641
Exchange-Traded Funds — 12.2%
iShares S&P GSCI Commodity Indexed Trust(2)	160,504	4,945,128
PowerShares DB Agriculture Fund(2)	65,116	1,659,807
SPDR Gold Shares(2)	5,937	795,083
Sprott Physical Gold Trust(2)	68,789	794,513
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,968,229)		8,194,531
Temporary Cash Investments — 6.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $840,549), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $824,842)		824,839
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $2,532,335), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $2,484,143)		2,484,142
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $951,792), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $931,841)		931,839
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,240,820)		4,240,820
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $65,578,972)		67,225,992
OTHER ASSETS AND LIABILITIES†		(10,034)
TOTAL NET ASSETS — 100.0%		$67,215,958

8

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	47,800	USD	49,424	UBS AG	6/19/2013	$(3,726)
AUD	30,000	USD	28,872	Westpac Group	6/19/2013	(191)
USD	30,822	AUD	30,000	Barclays Bank plc	6/19/2013	2,141
USD	50,684	AUD	50,000	Westpac Group	6/19/2013	2,883
BRL	90,000	USD	44,709	Barclays Bank plc	6/19/2013	(2,821)
BRL	29,877	USD	14,889	Barclays Bank plc	6/19/2013	(983)
USD	29,481	BRL	60,000	Barclays Bank plc	6/19/2013	1,555
USD	19,608	BRL	40,000	Barclays Bank plc	6/19/2013	991
USD	14,731	BRL	30,000	Barclays Bank plc	6/19/2013	768
USD	14,678	BRL	30,000	Barclays Bank plc	6/19/2013	715
CAD	90,000	USD	86,906	HSBC Holdings plc	6/19/2013	(129)
CAD	40,000	USD	39,764	Westpac Group	6/19/2013	(1,197)
USD	9,910	CAD	10,000	Deutsche Bank	6/19/2013	268
USD	96,227	CAD	100,000	HSBC Holdings plc	6/19/2013	(192)
USD	38,925	CAD	40,000	HSBC Holdings plc	6/19/2013	357
USD	59	CAD	60	UBS AG	6/19/2013	1
CHF	40,000	USD	41,545	HSBC Holdings plc	6/19/2013	292
CHF	3,600	USD	3,908	HSBC Holdings plc	6/19/2013	(142)
USD	41,560	CHF	40,000	UBS AG	6/19/2013	(276)
CLP	29,860,000	USD	62,823	Barclays Bank plc	6/19/2013	(3,383)
CLP	20,000,001	USD	40,721	Barclays Bank plc	6/19/2013	(908)
CLP	10,000,002	USD	21,097	Barclays Bank plc	6/19/2013	(1,191)
USD	91,163	CLP	44,000,001	Barclays Bank plc	6/19/2013	3,576
USD	20,812	CLP	9,999,998	Barclays Bank plc	6/19/2013	905
USD	20,333	CLP	10,000,001	Barclays Bank plc	6/19/2013	427
USD	10,411	CLP	4,999,998	Barclays Bank plc	6/19/2013	458
CNY	150,000	USD	24,191	HSBC Holdings plc	6/19/2013	157
CNY	308	USD	49	HSBC Holdings plc	6/19/2013	1
USD	24,255	CNY	150,000	HSBC Holdings plc	6/19/2013	(94)
COP	60,000,007	USD	31,679	Barclays Bank plc	6/19/2013	(203)
COP	52,999,998	USD	28,930	Barclays Bank plc	6/19/2013	(1,126)
COP	39,000,001	USD	21,288	Barclays Bank plc	6/19/2013	(828)
USD	27,721	COP	51,069,694	Barclays Bank plc	6/19/2013	930
USD	27,331	COP	51,000,001	Barclays Bank plc	6/19/2013	576
USD	23,926	COP	44,000,006	Barclays Bank plc	6/19/2013	843
USD	22,156	COP	40,999,993	Barclays Bank plc	6/19/2013	647
CZK	1,680,000	USD	83,974	Deutsche Bank	6/19/2013	906
CZK	420,000	USD	21,441	Deutsche Bank	6/19/2013	(221)
CZK	400,000	USD	20,365	Westpac Group	6/19/2013	(156)
USD	20,351	CZK	400,000	Barclays Bank plc	6/19/2013	141
USD	53,578	CZK	1,090,000	Deutsche Bank	6/19/2013	(1,493)
USD	47,055	CZK	950,000	Deutsche Bank	6/19/2013	(943)
USD	21,437	CZK	420,000	Deutsche Bank	6/19/2013	217
EUR	4,349	USD	5,738	Barclays Bank plc	6/19/2013	(85)
USD	25,861	EUR	20,000	Barclays Bank plc	6/19/2013	(136)
USD	25,695	EUR	20,000	Barclays Bank plc	6/19/2013	(302)
USD	25,818	EUR	20,000	Deutsche Bank	6/19/2013	(179)
GBP	10,000	USD	15,432	HSBC Holdings plc	6/19/2013	(240)

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
GBP	1,400	USD	2,151	HSBC Holdings plc	6/19/2013	$(24)
USD	15,237	GBP	10,000	HSBC Holdings plc	6/19/2013	44
USD	45,643	GBP	30,000	Westpac Group	6/19/2013	65
HUF	3,300,001	USD	14,603	Deutsche Bank	6/19/2013	(166)
HUF	959,999	USD	4,280	Deutsche Bank	6/19/2013	(80)
IDR	159,999,981	USD	16,061	HSBC Holdings plc	6/19/2013	86
IDR	381,540,424	USD	39,060	UBS AG	6/19/2013	(555)
USD	38,604	IDR	379,999,972	Westpac Group	6/19/2013	254
ILS	110,000	USD	29,764	HSBC Holdings plc	6/19/2013	51
ILS	110,000	USD	30,349	UBS AG	6/19/2013	(534)
ILS	80,000	USD	22,410	Westpac Group	6/19/2013	(726)
USD	51,734	ILS	190,000	Barclays Bank plc	6/19/2013	235
USD	30,159	ILS	110,000	UBS AG	6/19/2013	344
INR	1,900,000	USD	33,647	HSBC Holdings plc	6/19/2013	(168)
INR	1,100,000	USD	20,433	HSBC Holdings plc	6/19/2013	(1,050)
INR	2,705,900	USD	49,590	UBS AG	6/19/2013	(1,910)
INR	2,200,000	USD	40,531	Westpac Group	6/19/2013	(1,765)
USD	63,504	INR	3,500,000	Barclays Bank plc	6/19/2013	1,831
USD	18,365	INR	1,000,000	Barclays Bank plc	6/19/2013	745
USD	27,059	INR	1,500,000	Westpac Group	6/19/2013	628
USD	26,820	INR	1,500,000	Westpac Group	6/19/2013	389
USD	61,171	JPY	6,300,000	Barclays Bank plc	6/19/2013	(1,547)
USD	58,292	JPY	5,900,000	HSBC Holdings plc	6/19/2013	(444)
USD	13,790	JPY	1,346,100	Westpac Group	6/19/2013	389
KRW	28,000,002	USD	25,824	HSBC Holdings plc	6/19/2013	(1,079)
KRW	14,999,999	USD	13,604	HSBC Holdings plc	6/19/2013	(347)
USD	23,836	KRW	27,000,003	HSBC Holdings plc	6/19/2013	(26)
USD	13,708	KRW	15,316,496	HSBC Holdings plc	6/19/2013	173
MXN	754,800	USD	61,822	Barclays Bank plc	6/19/2013	(2,838)
USD	40,883	MXN	510,000	Barclays Bank plc	6/19/2013	1,029
USD	20,260	MXN	250,000	Barclays Bank plc	6/19/2013	724
MYR	213,500	USD	70,184	Westpac Group	6/19/2013	(1,269)
MYR	100,000	USD	32,797	Westpac Group	6/19/2013	(518)
USD	55,192	MYR	170,000	Westpac Group	6/19/2013	319
USD	45,386	MYR	140,000	Westpac Group	6/19/2013	196
USD	25,705	NOK	147,300	Deutsche Bank	6/19/2013	619
NZD	35,163	USD	29,801	Westpac Group	6/19/2013	(1,880)
NZD	20,000	USD	16,233	Westpac Group	6/19/2013	(352)
USD	16,423	NZD	20,000	Barclays Bank plc	6/19/2013	542
USD	16,761	NZD	20,000	HSBC Holdings plc	6/19/2013	880
USD	16,099	NZD	20,000	Westpac Group	6/19/2013	218
PEN	30,000	USD	11,140	Barclays Bank plc	6/19/2013	(224)
PEN	4,800	USD	1,853	Barclays Bank plc	6/19/2013	(106)
USD	37,665	PEN	100,000	Barclays Bank plc	6/19/2013	1,279
USD	22,857	PEN	60,000	Barclays Bank plc	6/19/2013	1,026
PHP	1,400,000	USD	34,432	Westpac Group	6/19/2013	(1,364)
USD	29,088	PHP	1,199,874	Westpac Group	6/19/2013	747
USD	14,574	PHP	600,000	Westpac Group	6/19/2013	402
PLN	60,000	USD	19,103	Barclays Bank plc	6/19/2013	(881)

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
PLN	60,000	USD	18,426	Deutsche Bank	6/19/2013	$(204)
PLN	60,000	USD	18,909	Deutsche Bank	6/19/2013	(687)
USD	33,807	PLN	110,000	Barclays Bank plc	6/19/2013	400
USD	18,393	PLN	60,000	Deutsche Bank	6/19/2013	171
USD	18,904	PLN	60,000	Westpac Group	6/19/2013	681
RUB	1,270,000	USD	40,038	HSBC Holdings plc	6/19/2013	(383)
USD	21,897	RUB	700,000	Barclays Bank plc	6/19/2013	39
USD	7,614	RUB	240,000	UBS AG	6/19/2013	121
SEK	80,000	USD	12,015	Deutsche Bank	6/19/2013	59
USD	12,022	SEK	80,000	Deutsche Bank	6/19/2013	(52)
USD	9,261	SEK	58,876	Deutsche Bank	6/19/2013	375
USD	27,416	SEK	180,000	Westpac Group	6/19/2013	249
SGD	20,000	USD	15,794	HSBC Holdings plc	6/19/2013	30
SGD	2,000	USD	1,620	HSBC Holdings plc	6/19/2013	(37)
SGD	40,000	USD	32,460	Westpac Group	6/19/2013	(813)
USD	56,194	SGD	70,000	HSBC Holdings plc	6/19/2013	812
USD	23,674	SGD	30,000	HSBC Holdings plc	6/19/2013	(62)
THB	2,196,600	USD	75,693	Westpac Group	6/19/2013	(3,197)
THB	830,000	USD	27,478	Westpac Group	6/19/2013	(85)
USD	74,169	THB	2,200,000	Westpac Group	6/19/2013	1,561
USD	23,112	THB	690,000	Westpac Group	6/19/2013	340
USD	21,701	THB	650,000	Westpac Group	6/19/2013	249
TRY	20,000	USD	11,147	Barclays Bank plc	6/19/2013	(489)
TRY	100,000	USD	55,575	Deutsche Bank	6/19/2013	(2,284)
TRY	70,000	USD	37,895	Deutsche Bank	6/19/2013	(592)
TRY	40,000	USD	21,420	Deutsche Bank	6/19/2013	(103)
USD	38,333	TRY	70,000	Deutsche Bank	6/19/2013	1,030
USD	16,634	TRY	30,000	Deutsche Bank	6/19/2013	646
USD	10,848	TRY	20,000	Deutsche Bank	6/19/2013	190
USD	81,279	TRY	150,000	HSBC Holdings plc	6/19/2013	1,343
TWD	540,000	USD	18,163	Barclays Bank plc	6/19/2013	(136)
TWD	1,840,000	USD	61,422	HSBC Holdings plc	6/19/2013	5
TWD	340,000	USD	11,494	HSBC Holdings plc	6/19/2013	(144)
USD	62,004	TWD	1,860,000	HSBC Holdings plc	6/19/2013	(91)
USD	29,607	TWD	882,700	HSBC Holdings plc	6/19/2013	138
USD	15,145	ZAR	140,000	Barclays Bank plc	6/19/2013	1,261
USD	16,679	ZAR	160,000	Deutsche Bank	6/19/2013	812
USD	15,590	ZAR	150,000	Deutsche Bank	6/19/2013	714
USD	10,755	ZAR	100,000	Deutsche Bank	6/19/2013	838
ZAR	240,000	USD	26,107	Deutsche Bank	6/19/2013	(2,306)
ZAR	230,000	USD	23,313	Deutsche Bank	6/19/2013	(503)
						$(8,132)

11

Notes to Schedule of Investments

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CLP = Chilean Peso

CNY = Chinese Yuan

COP = Colombian Peso

CZK = Czech Koruna

EUR = Euro

GBP = British Pound

HUF = Hungarian Forint

IDR = Indonesian Rupiah

ILS = Israeli Shekel

INR = Indian Rupee

JPY = Japanese Yen

KRW = South Korea Won

MXN = Mexican Peso

MYR = Malaysian Ringgit

NOK = Norwegian Krone

NZD = New Zealand Dollar

PEN = Peruvian Nuevo Sol

PHP = Philippine Peso

PLN = Polish Zloty

RUB = Russian Rouble

SEK = Swedish Krona

SGD = Singapore Dollar

THB = Thai Baht

TRY = Turkish Lira

TWD = Taiwanese Dollar

USD = United States Dollar

ZAR = South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities – affiliated, at value (cost of $52,369,923)	$54,790,641
Investment securities – unaffiliated, at value (cost of $13,209,049)	12,435,351
Total investment securities, at value (cost of $65,578,972)	67,225,992
Cash	30,980
Receivable for capital shares sold	52,681
Unrealized gain on forward foreign currency exchange contracts	45,034
Dividends and interest receivable	33,103
67,387,790

Liabilities
Payable for investments purchased	43,930
Payable for capital shares redeemed	35,442
Unrealized loss on forward foreign currency exchange contracts	53,166
Accrued management fees	23,517
Distribution and service fees payable	15,777
171,832

Net Assets	$67,215,958

Net Assets Consist of:
Capital (par value and paid-in surplus)	$65,469,476
Undistributed net investment income	95,816
Undistributed net realized gain	11,778
Net unrealized appreciation	1,638,888
$67,215,958

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$29,331,098	2,710,747	$10.82
Institutional Class, $0.01 Par Value	$4,450,764	410,529	$10.84
A Class, $0.01 Par Value	$19,841,798	1,838,840	$10.79*
C Class, $0.01 Par Value	$13,347,354	1,246,568	$10.71
R Class, $0.01 Par Value	$244,944	22,758	$10.76
*Maximum offering price $11.45 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $832,003 from affiliates)	$832,003
Interest	1,505
833,508

Expenses:
Management fees	435,557
Distribution and service fees:
A Class	30,852
C Class	47,448
R Class	1,107
Directors’ fees and expenses	1,907
Other expenses	85
516,956
Fees waived	(320,960)
195,996

Net investment income (loss)	637,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $81,461 from affiliates)	(21,921)
Foreign currency transactions	12,980
Capital gain distributions received from affiliated funds	51,005
42,064

Change in net unrealized appreciation (depreciation) on:
Investments	919,877
Translation of assets and liabilities in foreign currencies	(10,598)
909,279

Net realized and unrealized gain (loss)	951,343

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,588,855

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012(1)
Operations
Net investment income (loss)	$ 637,512	$ 43,694
Net realized gain (loss)	42,064	(28,621)
Change in net unrealized appreciation (depreciation)	909,279	729,609
Net increase (decrease) in net assets resulting from operations	1,588,855	744,682

Distributions to Shareholders
From net investment income:
Investor Class	(205,006)	—
Institutional Class	(36,193)	—
A Class	(283,172)	—
C Class	(59,108)	—
R Class	(6,223)	—
Decrease in net assets from distributions	(589,702)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	30,190,043	35,282,080

Net increase (decrease) in net assets	31,189,196	36,026,762

Net Assets
Beginning of period	36,026,762	—
End of period	$67,215,958	$36,026,762

Undistributed net investment income	$95,816	$48,006

(1)	January 31, 2012 (fund inception) through November 30, 2012.

See Notes to Financial Statements.

15

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (underlying funds). The fund is diversified as defined under the 1940 Act. The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on January 31, 2012, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

16

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income and short-term capital gain distributions are recorded on the ex-dividend date as dividend income. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by

17

the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.36% for the Investor Class, A Class, C Class and R Class and 1.16% for the Institutional Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From December 1, 2012 through March 31, 2013, the investment advisor agreed to waive an additional 0.31% of the fund’s management fee. Effective April 1, 2013, the investment advisor reduced the amount of this additional waiver from 0.31% to 0.25% of the fund’s management fee. This waiver is expected to continue until March 31, 2014 and cannot be terminated without the approval of the Board of Directors. The total amount of the waivers will not exceed the fund’s management fee. The total amount of the waiver for each class for the six months ended May 31, 2013 was $125,142, $24,155, $122,666, $46,782 and $2,215 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2013 was 0.37% for the Investor Class, A Class, C Class and R Class and 0.17% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual

18

shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the affiliated funds. ACIM serves as the investment advisor for the affiliated funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $42,268,716 and $13,950,015, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Period ended November 30, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		200,000,000
Sold	2,515,497	$ 27,038,016	934,169	$ 9,678,664
Issued in reinvestment of distributions	16,600	176,366	—	—
Redeemed	(719,962)	(7,794,706)	(35,557)	(366,383)
	1,812,135	19,419,676	898,612	9,312,281
Institutional Class/Shares Authorized	10,000,000		50,000,000
Sold	391,113	4,163,383	177,705	1,798,241
Issued in reinvestment of distributions	3,405	36,193	—	—
Redeemed	(161,597)	(1,740,124)	(97)	(1,000)
	232,921	2,459,452	177,608	1,797,241
A Class/Shares Authorized	50,000,000		50,000,000
Sold	1,252,747	13,431,130	1,873,777	19,563,657
Issued in reinvestment of distributions	25,146	266,721	—	—
Redeemed	(1,257,449)	(13,642,777)	(55,381)	(570,407)
	20,444	55,074	1,818,396	18,993,250
C Class/Shares Authorized	10,000,000		50,000,000
Sold	872,331	9,346,533	448,512	4,687,150
Issued in reinvestment of distributions	5,068	53,483	—	—
Redeemed	(78,591)	(850,398)	(752)	(7,842)
	798,808	8,549,618	447,760	4,679,308
R Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	50,000	500,000
Issued in reinvestment of distributions	587	6,223	—	—
Redeemed	(27,829)	(300,000)	—	—
	(27,242)	(293,777)	50,000	500,000
Net increase (decrease)	2,837,066	$ 30,190,043	3,392,376	$35,282,080

(1)	January 31, 2012 (fund inception) through November 30, 2012.

19

6. Affiliated Company Transactions

Certain investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the six months ended May 31, 2013 follows:

	November 30, 2012					May 31, 2013
Affiliated Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income(1)	Share Balance	Market Value
Emerging Markets Fund Institutional Class	235,144	$ 2,327,917	$ 759,925	$ (7,558)	$ 21,699	412,217	$ 3,676,978
Global Gold Fund Institutional Class	46,544	1,774,218	513,870	(199,316)	16,453	147,568	1,733,922
Global Real Estate Fund Institutional Class	364,971	4,862,535	2,118,968	104,574	250,099	621,501	6,967,031
International Growth Fund Institutional Class	590,287	7,733,950	3,184,771	116,022	186,327	987,355	12,065,474
Core Equity Plus Fund Institutional Class	188,396	2,586,230	1,062,996	70,234	70,356	321,186	4,188,266
Heritage Fund Institutional Class	19,263	535,289	204,629	8,137	11,149	33,629	865,599
Large Company Value Fund Institutional Class	128,584	956,593	395,754	26,582	13,140	216,260	1,583,026
Mid Cap Value Fund Institutional Class	34,299	541,456	228,671	16,897	17,315	57,891	871,260
Select Fund Institutional Class	33,960	1,796,059	634,459	16,418	13,981	60,191	2,943,319
Small Company Fund Institutional Class	105,218	1,056,947	494,224	45,262	8,666	169,057	1,766,643
Diversified Bond Fund Institutional Class	252,723	3,696,937	1,024,921	(18,346)	87,877	494,120	5,410,612
High-Yield Fund Institutional Class	346,859	2,655,544	800,916	2,003	139,891	643,995	4,063,608
International Bond Fund Institutional Class	315,865	6,257,300	1,735,133	(99,448)	46,055	632,668	8,654,903
		$36,780,975	$13,159,237	$ 81,461	$883,008		$54,790,641

(1)	Dividend income includes distributions from net investment income and from capital gains, if any.

7. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

20

8. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Mutual Funds	$54,790,641	—	—
Exchange-Traded Funds	8,194,531	—	—
Temporary Cash Investments	—	$4,240,820	—
Total Value of Investment Securities	$62,985,172	$4,240,820	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(8,132)	—

9. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund regularly utilized foreign currency risk derivative instruments throughout the reporting period, though the amounts held at period end as disclosed on the Schedule of Investments were higher than the fund’s typical volume during the period.

21

The value of foreign currency risk derivative instruments as of May 31, 2013, is disclosed on the Statement of Assets and Liabilities as an asset of $45,034 in unrealized gain on forward foreign currency exchange contracts and a liability of $53,166 in unrealized loss on forward foreign currency exchange contracts. For the six months ended May 31, 2013, the effect of foreign currency risk derivative instruments on the Statement of Operations was $12,980 in net realized gain (loss) on foreign currency transactions and $(10,598) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

22

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$65,971,095
Gross tax appreciation of investments	$ 3,192,420
Gross tax depreciation of investments	(1,937,523)
Net tax appreciation (depreciation) of investments	$ 1,254,897

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(19,200), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

23

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(4)	$10.65	0.10	0.21	0.31	(0.14)	$10.82	3.04%	0.38%(5)	1.37%(5)	2.19%(5)	1.20%(5)	23%	$29,331
2012(6)	$10.00	0.06	0.59	0.65	—	$10.65	6.40%	0.35%(5)	1.37%(5)	0.69%(5)	(0.33)%(5)	19%	$9,566
Institutional Class
2013(4)	$10.66	0.10	0.23	0.33	(0.15)	$10.84	3.10%	0.18%(5)	1.17%(5)	2.39%(5)	1.40%(5)	23%	$4,451
2012(6)	$10.00	0.08	0.58	0.66	—	$10.66	6.60%	0.15%(5)	1.17%(5)	0.89%(5)	(0.13)%(5)	19%	$1,894
A Class
2013(4)	$10.62	0.13	0.17	0.30	(0.13)	$10.79	2.87%	0.63%(5)	1.62%(5)	1.94%(5)	0.95%(5)	23%	$19,842
2012(6)	$10.00	0.03	0.59	0.62	—	$10.62	6.20%	0.60%(5)	1.62%(5)	0.44%(5)	(0.58)%(5)	19%	$19,311
C Class
2013(4)	$10.55	0.05	0.22	0.27	(0.11)	$10.71	2.56%	1.38%(5)	2.37%(5)	1.19%(5)	0.20%(5)	23%	$13,347
2012(6)	$10.00	(0.04)	0.59	0.55	—	$10.55	5.50%	1.35%(5)	2.37%(5)	(0.31)%(5)	(1.33)%(5)	19%	$4,726
R Class
2013(4)	$10.60	0.17	0.11	0.28	(0.12)	$10.76	2.70%	0.88%(5)	1.87%(5)	1.69%(5)	0.70%(5)	23%	$245
2012(6)	$10.00	0.03	0.57	0.60	—	$10.60	6.00%	0.85%(5)	1.87%(5)	0.19%(5)	(0.83)%(5)	19%	$530

24

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2013 (unaudited).

(5)	Annualized.

(6)	January 31, 2012 (fund inception) through November 30, 2012.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78947 1307

SEMIANNUAL REPORT              MAY 31, 2013

Strategic Allocation: Aggressive Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	47
Statement of Operations	48
Statement of Changes in Net Assets	49
Notes to Financial Statements	50
Financial Highlights	57
Additional Information	60

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSAX	10.47%	19.84%	3.88%	8.11%	7.55%	2/15/96
S&P 500 Index	—	16.43%	27.28%	5.42%	7.57%	7.52%(2)	—
Barclays U.S. Aggregate Bond Index	—	-1.05%	0.92%	5.50%	4.66%	5.96%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.04%	0.08%	0.26%	1.64%	2.80%(2)	—
Institutional Class	AAAIX	10.71%	20.15%	4.09%	8.33%	4.84%	8/1/00
A Class(3) No sales charge* With sales charge*	ACVAX	10.35% 3.99%	19.52% 12.64%	3.59% 2.37%	7.84% 7.20%	7.11% 6.73%	10/2/96
B Class No sales charge* With sales charge*	ALLBX	9.92% 4.92%	18.66% 14.66%	2.83% 2.65%	— —	6.10% 6.10%	9/30/04
C Class No sales charge* With sales charge*	ASTAX	9.95% 8.95%	18.70% 18.70%	2.84% 2.84%	7.06% 7.06%	5.47% 5.47%	11/27/01
R Class	AAARX	10.26%	19.26%	3.35%	—	6.06%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.21%	1.01%	1.46%	2.21%	2.21%	1.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.4%
Exxon Mobil Corp.	1.0%
Microsoft Corp.	0.9%
Google, Inc. Class A	0.7%
Johnson & Johnson	0.7%
Samsung Electronics Co. Ltd.	0.6%
Oracle Corp.	0.6%
Cisco Systems, Inc.	0.6%
Comcast Corp., Class A	0.5%
Pfizer, Inc.	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	58.2%
United Kingdom	2.6%
Japan	2.2%
France	1.5%
Other Countries	13.3%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.3 years
Average Duration (effective)	4.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	58.2%
Foreign Common Stocks	19.6%
Corporate Bonds	7.9%
U.S. Treasury Securities	6.6%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Municipal Securities	0.6%
Commercial Mortgage-Backed Securities	0.6%
Commercial Paper	0.5%
Collateralized Mortgage Obligations	0.5%
Exchange-Traded Funds	0.4%
Sovereign Governments and Agencies	0.2%
U.S. Government Agency Securities	—*
Asset-Backed Securities	—*
Preferred Stocks	—*
Convertible Preferred Stocks	—*
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,104.70	$6.30	1.20%
Institutional Class	$1,000	$1,107.10	$5.25	1.00%
A Class	$1,000	$1,103.50	$7.60	1.45%
B Class	$1,000	$1,099.20	$11.51	2.20%
C Class	$1,000	$1,099.50	$11.52	2.20%
R Class	$1,000	$1,102.60	$8.91	1.70%
Hypothetical
Investor Class	$1,000	$1,018.95	$6.04	1.20%
Institutional Class	$1,000	$1,019.95	$5.04	1.00%
A Class	$1,000	$1,017.70	$7.29	1.45%
B Class	$1,000	$1,013.96	$11.05	2.20%
C Class	$1,000	$1,013.96	$11.05	2.20%
R Class	$1,000	$1,016.46	$8.55	1.70%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 77.8%
AEROSPACE AND DEFENSE — 2.4%
AAR Corp.	1,185	$ 23,771
Aerovironment, Inc.(1)	1,628	32,674
American Science & Engineering, Inc.	1,837	110,293
B/E Aerospace, Inc.(1)	17,554	1,113,626
Boeing Co. (The)	26,495	2,623,535
Erickson Air-Crane, Inc.(1)	1,313	32,654
European Aeronautic Defence and Space Co. NV	30,079	1,712,435
General Dynamics Corp.	28,209	2,174,914
Honeywell International, Inc.	63,461	4,979,150
KEYW Holding Corp. (The)(1)	2,992	44,132
Moog, Inc., Class A(1)	344	17,224
Northrop Grumman Corp.	31,231	2,573,122
Orbital Sciences Corp.(1)	767	13,944
Precision Castparts Corp.	9,356	2,001,436
Raytheon Co.	21,285	1,418,432
Rolls-Royce Holdings plc	67,524	1,221,235
Rolls-Royce Holdings plc Preference Shares(1)	8,035,356	12,209
Teledyne Technologies, Inc.(1)	212	16,371
Textron, Inc.	50,693	1,366,683
TransDigm Group, Inc.	10,220	1,493,142
Triumph Group, Inc.	1,625	126,181
United Technologies Corp.	24,185	2,295,157
		25,402,320
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	30,270	2,600,193
UTi Worldwide, Inc.	1,264	20,009
		2,620,202
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	7,785	442,344
Copa Holdings SA Class A	4,977	653,580
JetBlue Airways Corp.(1)	2,212	13,736
Pegasus Hava Tasimaciligi AS(1)	35,856	401,166
Ryanair Holdings plc ADR	25,359	1,238,534
Southwest Airlines Co.	46,054	652,585
		3,401,945
AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	7,099	126,291
Autoliv, Inc.	5,413	424,704
BorgWarner, Inc.(1)	21,374	1,732,790
Continental AG	5,607	739,673
Cooper Tire & Rubber Co.	11,785	304,524
Dana Holding Corp.	1,927	36,459
Delphi Automotive plc	40,454	1,974,560
Superior Industries International, Inc.	456	8,304
Xinyi Glass Holdings Ltd.	910,000	783,098
		6,130,403
AUTOMOBILES — 1.1%
Brilliance China Automotive Holdings Ltd.(1)	384,000	436,772
Daimler AG	10,310	661,073
Ford Motor Co.	74,190	1,163,299
Fuji Heavy Industries Ltd.	53,000	1,190,224
Harley-Davidson, Inc.	48,772	2,660,025
Tata Motors Ltd.	146,098	803,991
Tata Motors Ltd. ADR	22,524	617,833
Tesla Motors, Inc.(1)	4,214	411,961
Thor Industries, Inc.	4,281	182,841
Tofas Turk Otomobil Fabrikasi	51,154	383,119
Toyota Motor Corp.	45,600	2,689,830
Winnebago Industries, Inc.(1)	2,316	48,080
		11,249,048
BEVERAGES — 1.5%
Anheuser-Busch InBev NV	15,798	1,456,256
Beam, Inc.	17,054	1,105,781
Boston Beer Co., Inc., Class A(1)	150	22,926
Brown-Forman Corp., Class B	6,420	441,824
Cia de Bebidas das Americas Preference Shares ADR	8,489	323,176
Coca-Cola Co. (The)	99,311	3,971,447
Constellation Brands, Inc., Class A(1)	16,860	893,749
Dr Pepper Snapple Group, Inc.	9,944	457,225
Fomento Economico Mexicano SAB de CV ADR	4,288	465,634
Monster Beverage Corp.(1)	9,861	538,312
PepsiCo, Inc.	48,001	3,877,041
Pernod-Ricard SA	6,538	785,123
Thai Beverage PCL	1,027,000	530,068
Treasury Wine Estates Ltd.	116,617	673,978
		15,542,540

8

	Shares/ Principal Amount	Value
BIOTECHNOLOGY — 1.6%
Acorda Therapeutics, Inc.(1)	1,016	$ 33,985
Aegerion Pharmaceuticals, Inc.(1)	699	50,908
Alexion Pharmaceuticals, Inc.(1)	29,897	2,916,153
Alkermes plc(1)	2,673	83,531
Alnylam Pharmaceuticals, Inc.(1)	1,154	35,347
Amgen, Inc.	40,821	4,103,735
Arena Pharmaceuticals, Inc.(1)	4,482	39,621
Celgene Corp.(1)	5,131	634,448
Cepheid, Inc.(1)	1,470	51,097
CSL Ltd.	13,232	750,117
Cubist Pharmaceuticals, Inc.(1)	1,403	77,095
Dendreon Corp.(1)	4,011	16,044
Exact Sciences Corp.(1)	1,688	18,973
Exelixis, Inc.(1)	4,745	22,966
Gilead Sciences, Inc.(1)	45,506	2,479,167
Grifols SA(1)	46,244	1,692,291
Halozyme Therapeutics, Inc.(1)	2,351	16,622
ImmunoGen, Inc.(1)	1,684	30,935
Infinity Pharmaceuticals, Inc.(1)	639	17,221
Ironwood Pharmaceuticals, Inc.(1)	1,861	24,844
Isis Pharmaceuticals, Inc.(1)	2,549	55,186
Keryx Biopharmaceuticals, Inc.(1)	1,849	14,811
Neurocrine Biosciences, Inc.(1)	1,909	24,683
Onyx Pharmaceuticals, Inc.(1)	5,830	556,474
Opko Health, Inc.(1)	3,429	22,666
PDL BioPharma, Inc.	2,870	23,678
Pharmacyclics, Inc.(1)	1,121	102,728
Regeneron Pharmaceuticals, Inc.(1)	10,386	2,512,062
Seattle Genetics, Inc.(1)	2,051	70,390
Theravance, Inc.(1)	1,417	49,652
United Therapeutics Corp.(1)	2,971	197,482
		16,724,912
BUILDING PRODUCTS — 0.5%
American Woodmark Corp.(1)	1,555	56,478
AO Smith Corp.	677	26,538
Apogee Enterprises, Inc.	3,284	87,617
Builders FirstSource, Inc.(1)	15,412	103,877
China Liansu Group Holdings Ltd.	634,000	361,024
Daikin Industries Ltd.	24,100	1,044,798
Fortune Brands Home & Security, Inc.	42,908	1,814,150
Lennox International, Inc.	21,274	1,361,323
Nortek, Inc.(1)	150	10,598
Ply Gem Holdings, Inc.(1)	285	6,584
Quanex Building Products Corp.	1,716	31,763
		4,904,750
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	16,780	2,751,920
Ameriprise Financial, Inc.	10,450	851,884
Bank of New York Mellon Corp. (The)	16,440	494,186
BlackRock, Inc.	2,520	703,584
Calamos Asset Management, Inc., Class A	1,101	11,583
Charles Schwab Corp. (The)	20,921	415,491
Evercore Partners, Inc. Class A	398	15,809
Federated Investors, Inc. Class B	11,390	315,161
Fifth Street Finance Corp.	1,995	20,948
Franklin Resources, Inc.	9,550	1,478,435
Goldman Sachs Group, Inc. (The)	19,055	3,088,434
Hercules Technology Growth Capital, Inc.	1,023	13,708
HFF, Inc., Class A	2,500	47,025
Janus Capital Group, Inc.	29,783	261,197
KKR & Co. LP	35,289	687,430
Manning & Napier, Inc.	756	15,037
Morgan Stanley	11,040	285,936
Northern Trust Corp.	22,566	1,312,213
PennantPark Investment Corp.	4,181	46,576
Schroders plc	34,153	1,212,250
Solar Capital Ltd.	1,827	42,021
State Street Corp.	3,006	198,937
Stifel Financial Corp.(1)	895	32,211
Triangle Capital Corp.	2,486	70,652
UBS AG	53,898	937,448
Waddell & Reed Financial, Inc.	20,841	959,520
Walter Investment Management Corp.(1)	1,490	54,251
		16,323,847

9

Shares/ Principal Amount	Value
CHEMICALS — 2.3%
Agrium, Inc.	8,126	$ 750,680
Airgas, Inc.	7,261	747,084
Akzo Nobel NV	8,899	568,163
BASF SE	8,126	794,020
Celanese Corp.	24,460	1,207,101
CF Industries Holdings, Inc.	3,207	612,409
Chemtura Corp.(1)	895	20,522
Christian Hansen Holding A/S	22,652	807,227
Cytec Industries, Inc.	10,451	746,933
E.I. du Pont de Nemours & Co.	3,630	202,518
Eastman Chemical Co.	27,160	1,947,915
Flotek Industries, Inc.(1)	2,373	41,266
FMC Corp.	22,660	1,421,009
H.B. Fuller Co.	1,645	68,383
Hawkins, Inc.	826	32,941
Huntsman Corp.	23,656	460,109
Innophos Holdings, Inc.	1,270	64,237
Intrepid Potash, Inc.	3,751	70,444
Kraton Performance Polymers, Inc.(1)	1,271	26,360
Kronos Worldwide, Inc.	2,253	38,098
LyondellBasell Industries NV, Class A	30,405	2,026,493
Minerals Technologies, Inc.	582	24,793
Monsanto Co.	43,120	4,339,597
NewMarket Corp.	1,551	425,346
OM Group, Inc.(1)	476	13,966
PPG Industries, Inc.	8,943	1,373,734
Sensient Technologies Corp.	635	26,206
Sherwin-Williams Co. (The)	5,719	1,078,203
Shin-Etsu Chemical Co. Ltd.	14,400	905,573
Syngenta AG	3,841	1,507,225
Tronox Ltd. Class A	5,421	125,117
Umicore SA	9,829	466,530
W.R. Grace & Co.(1)	7,023	593,514
Westlake Chemical Corp.	7,921	739,821
		24,273,537
COMMERCIAL BANKS — 3.4%
American National Bankshares, Inc.	1,713	37,155
Banco Bilbao Vizcaya Argentaria SA	56,136	526,295
Bank of Ireland(1)	3,939,797	938,280
Bank of the Ozarks, Inc.	1,022	44,610
BankUnited, Inc.	5,473	134,526
BNP Paribas SA	18,831	1,097,636
BOC Hong Kong Holdings Ltd.	224,000	739,816
BOK Financial Corp.	309	20,116
Boston Private Financial Holdings, Inc.	2,404	23,679
Cathay General Bancorp.	4,687	95,099
Central Pacific Financial Corp.(1)	1,800	33,012
CIT Group, Inc.(1)	18,087	833,449
Comerica, Inc.	12,811	505,906
Commerce Bancshares, Inc.	17,095	743,974
Commonwealth Bank of Australia	18,753	1,187,941
Credicorp Ltd.	6,383	878,429
Cullen/Frost Bankers, Inc.	5,443	350,257
CVB Financial Corp.	2,071	23,754
DNB ASA	26,138	420,905
Erste Group Bank AG	17,746	563,063
F.N.B. Corp.	826	9,499
First Financial Bankshares, Inc.	1,251	68,805
First Horizon National Corp.	2,353	27,012
First Interstate Bancsystem, Inc.	2,038	40,332
First Niagara Financial Group, Inc.	3,372	32,945
FirstMerit Corp.	2,214	41,778
Fulton Financial Corp.	1,283	14,742
Grupo Financiero Banorte SAB de CV	76,580	489,568
HDFC Bank Ltd.	82,097	1,018,091
Heritage Financial Corp.	2,140	29,553
Home Bancshares, Inc.	2,487	104,703
HSBC Holdings plc (Hong Kong)	151,548	1,661,384
ICICI Bank Ltd. ADR	16,369	736,114
Industrial & Commercial Bank of China Ltd. H Shares	1,181,770	826,635
Itau Unibanco Holding SA ADR	91,962	1,383,115
Kasikornbank PCL NVDR	220,200	1,409,654
KeyCorp	49,867	537,566
Lakeland Financial Corp.	1,575	43,439
Lloyds Banking Group plc(1)	1,114,919	1,023,084
MB Financial, Inc.	1,179	30,076
Mitsubishi UFJ Financial Group, Inc.	88,400	522,037
National Bankshares, Inc.	1,074	35,861
OFG Bancorp	2,943	52,327
Pacific Continental Corp.	2,142	23,990

10

Shares/ Principal Amount	Value
Park Sterling Corp.(1)	4,655	$ 27,232
Pinnacle Financial Partners, Inc.(1)	3,151	79,090
PNC Financial Services Group, Inc. (The)	25,491	1,826,175
Popular, Inc.(1)	1,406	42,180
Prosperity Bancshares, Inc.	743	37,217
PT Bank Mandiri (Persero) Tbk	1,014,819	1,006,978
PT Bank Rakyat Indonesia (Persero) Tbk	720,500	653,066
Sberbank of Russia	431,770	1,329,516
Signature Bank(1)	1,324	102,186
Standard Chartered plc	32,275	742,170
SunTrust Banks, Inc.	48,741	1,564,099
Susquehanna Bancshares, Inc.	2,622	31,490
TCF Financial Corp.	835	12,024
Texas Capital Bancshares, Inc.(1)	2,342	103,423
Turkiye Garanti Bankasi AS	257,800	1,323,145
Turkiye Halk Bankasi AS	48,821	519,246
U.S. Bancorp	36,550	1,281,443
ViewPoint Financial Group, Inc.	2,833	53,629
Washington Banking Co.	1,483	20,228
Wells Fargo & Co.	118,268	4,795,767
Westamerica Bancorp.	8,615	387,934
		35,298,450
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	25,695	1,042,960
Avery Dennison Corp.	3,290	143,115
Deluxe Corp.	9,467	354,066
G&K Services, Inc., Class A	2,205	106,524
Mobile Mini, Inc.(1)	1,708	57,474
Multi-Color Corp.	1,637	48,111
Republic Services, Inc.	48,836	1,665,308
Stericycle, Inc.(1)	14,895	1,634,875
Tyco International Ltd.	57,582	1,946,847
US Ecology, Inc.	2,077	56,868
Waste Management, Inc.	6,135	257,241
		7,313,389
COMMUNICATIONS EQUIPMENT — 1.2%
AAC Technologies Holdings, Inc.	143,000	806,752
Bel Fuse, Inc., Class B	1,198	19,072
Brocade Communications Systems, Inc.(1)	22,680	123,152
Cisco Systems, Inc.	256,626	6,179,554
F5 Networks, Inc.(1)	5,515	458,903
Harris Corp.	2,020	101,263
HTC Corp.	33,000	302,321
InterDigital, Inc.	1,022	47,002
Procera Networks, Inc.(1)	3,380	49,889
QUALCOMM, Inc.	48,828	3,099,602
Riverbed Technology, Inc.(1)	54,492	842,446
Telefonaktiebolaget LM Ericsson B Shares	88,451	1,034,504
		13,064,460
COMPUTERS AND PERIPHERALS — 2.5%
Apple, Inc.	32,232	14,494,086
Electronics for Imaging, Inc.(1)	1,123	31,320
EMC Corp.(1)	157,758	3,906,088
Hewlett-Packard Co.	36,820	899,144
NetApp, Inc.(1)	100,225	3,761,444
Pegatron Corp.(1)	251,000	451,807
SanDisk Corp.(1)	4,430	261,459
Seagate Technology plc	10,653	458,931
Toshiba Corp.	169,000	798,356
Western Digital Corp.	19,793	1,253,293
		26,315,928
CONSTRUCTION AND ENGINEERING — 0.5%
Chicago Bridge & Iron Co. NV New York Shares	15,009	950,070
China Communications Construction Co. Ltd. H Shares	389,000	360,450
China Railway Construction Corp. Ltd. H Shares	655,500	642,292
EMCOR Group, Inc.	409	16,258
Great Lakes Dredge & Dock Corp.	3,708	30,776
MasTec, Inc.(1)	30,732	977,277
Promotora y Operadora de Infraestructura SAB de CV(1)	78,460	715,938
Quanta Services, Inc.(1)	71,540	2,029,590
		5,722,651
CONSTRUCTION MATERIALS — 0.7%
Cemex SAB de CV ADR(1)	131,811	1,515,826
Eagle Materials, Inc.	11,659	859,851
Headwaters, Inc.(1)	10,456	110,938
Holcim Ltd.	9,518	738,703
James Hardie Industries SE	50,044	472,799
Martin Marietta Materials, Inc.	7,863	857,303
PT Semen Gresik (Persero) Tbk	549,000	1,005,830

11

Shares/ Principal Amount	Value
Siam Cement PCL NVDR	57,000	$ 875,691
Texas Industries, Inc.(1)	12,877	919,547
		7,356,488
CONSUMER FINANCE — 0.3%
Capital One Financial Corp.	8,900	542,277
Cash America International, Inc.	20,709	988,027
Discover Financial Services	32,052	1,519,585
		3,049,889
CONTAINERS AND PACKAGING — 0.3%
Bemis Co., Inc.	9,342	365,739
Berry Plastics Group, Inc.(1)	2,481	52,126
Graphic Packaging Holding Co.(1)	6,243	48,009
Klabin SA Preference Shares	71,000	421,001
Owens-Illinois, Inc.(1)	27,765	762,149
Packaging Corp. of America	29,110	1,426,390
Sealed Air Corp.	1,370	32,907
Silgan Holdings, Inc.	818	38,258
Sonoco Products Co.	9,594	335,982
		3,482,561
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	281	16,633
Pool Corp.	1,883	96,880
		113,513
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	157,900	966,509
Coinstar, Inc.(1)	6,302	367,028
Grand Canyon Education, Inc.(1)	2,221	71,339
Sotheby’s	1,629	60,680
Steiner Leisure, Ltd.(1)	1,350	68,567
		1,534,123
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Bank of America Corp.	68,058	929,672
Chailease Holding Co. Ltd.	314,659	942,762
Citigroup, Inc.	46,974	2,442,178
Compass Diversified Holdings	910	15,698
Grupo BTG Pactual	22,200	340,701
JPMorgan Chase & Co.	77,275	4,218,442
MarketAxess Holdings, Inc.	1,345	58,319
Moody’s Corp.	21,935	1,457,361
MSCI, Inc., Class A(1)	3,599	126,829
ORIX Corp.	132,100	1,736,610
PHH Corp.(1)	2,104	42,417
		12,310,989
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	133,297	4,664,062
CenturyLink, Inc.	47,086	1,607,987
Telenor ASA	40,863	855,159
tw telecom, inc., Class A(1)	38,543	1,099,632
Verizon Communications, Inc.	85,117	4,126,472
		12,353,312
ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	10,210	467,822
Edison International	25,113	1,153,691
El Paso Electric Co.	2,046	73,226
Empire District Electric Co. (The)	16,904	367,324
Exelon Corp.	4,430	138,836
Great Plains Energy, Inc.	36,724	828,861
IDACORP, Inc.	5,639	266,330
Northeast Utilities	5,504	229,352
NV Energy, Inc.	26,215	614,480
Pinnacle West Capital Corp.	7,180	405,526
Portland General Electric Co.	27,424	834,787
PPL Corp.	16,570	492,129
UNS Energy Corp.	332	15,564
Westar Energy, Inc.	15,978	506,822
Xcel Energy, Inc.	36,599	1,051,123
		7,445,873
ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd. ADR	14,732	321,010
Acuity Brands, Inc.	842	63,209
AMETEK, Inc.	19,220	829,343
Belden, Inc.	1,294	69,164
Brady Corp., Class A	4,749	154,532
Eaton Corp. plc	27,496	1,816,386
Emerson Electric Co.	26,518	1,523,724
Encore Wire Corp.	604	20,904
Franklin Electric Co., Inc.	1,516	51,256
Generac Holdings, Inc.	1,475	59,738
GrafTech International Ltd.(1)	4,388	36,815
Regal-Beloit Corp.	6,417	433,212
Rockwell Automation, Inc.	28,999	2,552,492
Schneider Electric SA	16,377	1,281,629
		9,213,414
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Audience, Inc.(1)	2,625	36,750
Avnet, Inc.(1)	13,727	468,914
Cognex Corp.	1,306	58,679

12

Shares/ Principal Amount	Value
FARO Technologies, Inc.(1)	1,594	$ 59,647
FEI Co.	670	48,247
FLIR Systems, Inc.	3,421	83,336
Ingram Micro, Inc. Class A(1)	3,360	64,210
Jabil Circuit, Inc.	825	16,550
Littelfuse, Inc.	1,214	89,217
Molex, Inc., Class A	10,389	255,154
Murata Manufacturing Co. Ltd.	10,600	804,000
OSI Systems, Inc.(1)	398	23,020
RealD, Inc.(1)	3,509	52,951
TE Connectivity Ltd.	28,711	1,274,481
TPK Holding Co. Ltd.	49,000	966,822
Trimble Navigation Ltd.(1)	95,297	2,658,786
TTM Technologies, Inc.(1)	4,452	35,972
Vishay Intertechnology, Inc.(1)	5,122	74,576
		7,071,312
ENERGY EQUIPMENT AND SERVICES — 1.3%
Atwood Oceanics, Inc.(1)	21,702	1,139,572
Baker Hughes, Inc.	12,960	589,421
Bristow Group, Inc.	946	59,456
Cal Dive International, Inc.(1)	12,322	25,507
Cameron International Corp.(1)	30,552	1,859,700
Core Laboratories NV	3,433	472,930
Dril-Quip, Inc.(1)	1,463	132,328
Eurasia Drilling Co. Ltd. GDR	17,683	725,841
Geospace Technologies Corp.(1)	420	36,481
Gulfmark Offshore, Inc. Class A	691	31,689
Helmerich & Payne, Inc.	5,569	343,830
Hornbeck Offshore Services, Inc.(1)	2,307	120,010
Key Energy Services, Inc.(1)	4,066	26,348
Matrix Service Co.(1)	1,992	32,848
McDermott International, Inc.(1)	3,377	32,250
National Oilwell Varco, Inc.	13,830	972,249
Nuverra Environmental Solutions, Inc.(1)	3,241	12,316
Oceaneering International, Inc.	39,779	2,883,182
Petrofac Ltd.	23,268	475,752
Petroleum Geo-Services ASA	62,269	920,376
RPC, Inc.	18,856	237,397
Schlumberger Ltd.	24,624	1,798,291
Technip SA	8,510	939,998
Tetra Technologies, Inc.(1)	2,327	24,224
		13,891,996
FOOD AND STAPLES RETAILING — 2.1%
BIM Birlesik Magazalar AS	9,008	424,396
Brazil Pharma SA	32,200	187,926
Carrefour SA	36,984	1,077,090
Casey’s General Stores, Inc.	780	47,393
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	12,360	607,618
Clicks Group Ltd.	67,070	396,254
Costco Wholesale Corp.	25,064	2,748,769
CVS Caremark Corp.	49,252	2,835,930
Eurocash SA	32,339	641,404
GSretail Co. Ltd.	8,230	211,836
Jeronimo Martins SGPS SA	33,196	705,928
Kroger Co. (The)	17,240	580,471
Magnit OJSC GDR	39,540	2,127,656
Rite Aid Corp.(1)	23,782	69,919
Safeway, Inc.	40,225	925,577
Sysco Corp.	22,697	767,159
United Natural Foods, Inc.(1)	991	52,444
Village Super Market, Inc., Class A	975	36,465
Wal-Mart Stores, Inc.	51,209	3,832,481
Weis Markets, Inc.	1,119	45,778
Whole Foods Market, Inc.	67,570	3,504,180
		21,826,674
FOOD PRODUCTS — 1.7%
Annie’s, Inc.(1)	6,959	270,775
Archer-Daniels-Midland Co.	40,386	1,301,641
Associated British Foods plc	27,831	759,791
ConAgra Foods, Inc.	32,440	1,092,904
Danone SA	12,420	912,346
Dole Food Co., Inc.(1)	2,564	24,281
General Mills, Inc.	34,043	1,602,744
Hain Celestial Group, Inc. (The)(1)	15,448	1,029,146
Hershey Co. (The)	12,195	1,086,696
Ingredion, Inc.	5,222	355,723
J&J Snack Foods Corp.	1,266	96,089
Kellogg Co.	5,081	315,276
Kraft Foods Group, Inc.	5,587	308,011
Mead Johnson Nutrition Co.	31,362	2,542,517
Mondelez International, Inc. Class A	23,280	685,829
Nestle SA	29,053	1,917,117

13

Shares/ Principal Amount	Value
Orion Corp.	361	$ 345,680
Pinnacle Foods, Inc.(1)	16,371	402,072
Post Holdings, Inc.(1)	2,098	88,515
Snyders-Lance, Inc.	954	24,728
Tata Global Beverages Ltd.	143,880	371,625
TreeHouse Foods, Inc.(1)	1,902	124,543
Unilever plc	53,877	2,264,686
		17,922,735
GAS UTILITIES — 0.2%
AGL Resources, Inc.	14,269	604,007
ENN Energy Holdings Ltd.	100,000	561,471
Laclede Group, Inc. (The)	8,960	424,077
		1,589,555
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Abaxis, Inc.	630	27,726
Abbott Laboratories	59,786	2,192,353
Align Technology, Inc.(1)	1,655	59,166
Analogic Corp.	298	23,688
Arthrocare Corp.(1)	635	21,546
Becton Dickinson and Co.	16,988	1,675,357
Boston Scientific Corp.(1)	33,596	310,427
CareFusion Corp.(1)	32,925	1,209,994
Cie Generale d’Optique Essilor International SA	8,168	890,163
Coloplast A/S B Shares	10,265	583,754
Conceptus, Inc.(1)	740	22,925
Cooper Cos., Inc. (The)	13,056	1,475,459
Covidien plc	9,184	584,102
Cyberonics, Inc.(1)	660	31,489
DENTSPLY International, Inc.	8,798	367,404
DexCom, Inc.(1)	1,718	35,786
Endologix, Inc.(1)	1,406	18,897
Ginko International Co. Ltd.	25,000	422,352
Haemonetics Corp.(1)	1,748	72,157
HeartWare International, Inc.(1)	356	32,492
ICU Medical, Inc.(1)	328	23,416
IDEXX Laboratories, Inc.(1)	7,016	578,399
Insulet Corp.(1)	1,195	35,683
Integra LifeSciences Holdings Corp.(1)	613	23,227
Intuitive Surgical, Inc.(1)	2,562	1,274,672
Masimo Corp.	1,320	28,578
Medtronic, Inc.	69,450	3,542,644
Meridian Bioscience, Inc.	1,170	25,284
Mettler-Toledo International, Inc.(1)	3,777	824,368
Neogen Corp.(1)	617	33,608
NxStage Medical, Inc.(1)	1,598	22,292
Orthofix International NV(1)	1,888	52,184
ResMed, Inc.	8,678	416,544
St. Jude Medical, Inc.	30,100	1,301,223
STERIS Corp.	9,377	425,153
Stryker Corp.	16,510	1,096,099
Sysmex Corp.	13,400	875,653
Utah Medical Products, Inc.	834	38,589
Volcano Corp.(1)	1,397	26,683
West Pharmaceutical Services, Inc.	555	38,045
Zimmer Holdings, Inc.	13,131	1,030,915
		21,770,496
HEALTH CARE PROVIDERS AND SERVICES — 1.3%
Acadia Healthcare Co., Inc.(1)	683	22,805
Accretive Health, Inc.(1)	1,172	13,337
Aetna, Inc.	11,250	679,275
Air Methods Corp.	2,225	83,304
AmerisourceBergen Corp.	39,901	2,157,846
Bio-Reference Labs, Inc.(1)	749	23,107
Brookdale Senior Living, Inc.(1)	5,000	141,750
Cardinal Health, Inc.	20,928	982,779
Catamaran Corp.(1)	61,130	3,008,819
Centene Corp.(1)	1,199	59,351
Chemed Corp.	471	32,979
CIGNA Corp.	3,249	220,607
Emeritus Corp.(1)	872	22,166
Express Scripts Holding Co.(1)	29,351	1,823,284
Health Management Associates, Inc., Class A(1)	1,126	15,528
HealthSouth Corp.(1)	2,811	82,334
Humana, Inc.	5,166	417,310
IPC The Hospitalist Co., Inc.(1)	465	22,673
Landauer, Inc.	302	16,060
LifePoint Hospitals, Inc.(1)	14,040	698,209
MWI Veterinary Supply, Inc.(1)	444	53,951
National Healthcare Corp.	486	23,080
Owens & Minor, Inc.	1,550	52,979
Patterson Cos., Inc.	10,225	399,593
Quest Diagnostics, Inc.	13,182	815,175
Team Health Holdings, Inc.(1)	21,288	831,722
VCA Antech, Inc.(1)	613	15,668
WellCare Health Plans, Inc.(1)	979	51,045
WellPoint, Inc.	9,340	718,900
		13,485,636

14

Shares/ Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	1,087	$ 15,055
athenahealth, Inc.(1)	825	69,754
Cerner Corp.(1)	17,620	1,731,694
Computer Programs & Systems, Inc.	367	18,379
HMS Holdings Corp.(1)	2,745	68,351
Medidata Solutions, Inc.(1)	563	38,858
Quality Systems, Inc.	1,148	20,526
		1,962,617
HOTELS, RESTAURANTS AND LEISURE — 1.8%
AFC Enterprises, Inc.(1)	1,905	69,456
Alsea SAB de CV	226,734	635,581
Bally Technologies, Inc.(1)	7,659	436,180
Bloomberry Resorts Corp.(1)	1,009,500	288,362
Bloomin’ Brands, Inc.(1)	1,800	41,868
Bob Evans Farms, Inc.	317	14,633
Carnival Corp.	26,394	873,641
CEC Entertainment, Inc.	8,830	353,641
Cedar Fair LP	2,222	90,902
Compass Group plc	52,577	690,052
Cracker Barrel Old Country Store, Inc.	4,294	384,141
Domino’s Pizza, Inc.	1,510	89,498
Dunkin’ Brands Group, Inc.	18,101	716,800
InterContinental Hotels Group plc	20,955	603,870
International Game Technology	56,146	1,003,890
International Speedway Corp., Class A	3,288	113,962
Las Vegas Sands Corp.	3,300	191,070
Life Time Fitness, Inc.(1)	435	21,680
Marriott International, Inc. Class A	35,503	1,491,481
McDonald’s Corp.	27,365	2,642,638
Minor International PCL	824,700	731,708
Norwegian Cruise Line Holdings Ltd.(1)	23,113	710,725
Orient-Express Hotels Ltd. Class A(1)	3,338	39,522
Panera Bread Co., Class A(1)	3,843	737,203
Papa John’s International, Inc.(1)	2,197	141,553
Paradise Co. Ltd.	33,972	723,630
Red Robin Gourmet Burgers, Inc.(1)	1,033	54,243
Sands China Ltd.	178,800	948,558
Six Flags Entertainment Corp.	1,583	118,044
Starbucks Corp.	18,244	1,150,649
Starwood Hotels & Resorts Worldwide, Inc.	4,000	273,200
Whitbread plc	32,187	1,395,179
Wyndham Worldwide Corp.	26,863	1,561,277
		19,338,837
HOUSEHOLD DURABLES — 0.7%
Cavco Industries, Inc.(1)	1,314	62,954
CSS Industries, Inc.	1,083	29,945
Garmin Ltd.	25,329	884,742
Haier Electronics Group Co. Ltd.(1)	596,000	1,057,249
Helen of Troy Ltd.(1)	482	19,121
La-Z-Boy, Inc.	2,860	52,824
Lennar Corp., Class A	16,525	649,763
M.D.C. Holdings, Inc.	3,974	147,475
M/I Homes, Inc.(1)	6,094	151,436
Mohawk Industries, Inc.(1)	15,553	1,729,027
Newell Rubbermaid, Inc.	46,991	1,270,637
PulteGroup, Inc.(1)	4,507	97,306
Standard Pacific Corp.(1)	19,511	172,672
Toll Brothers, Inc.(1)	28,400	970,428
TRI Pointe Homes, Inc.(1)	1,586	26,708
William Lyon Homes Class A(1)	476	12,400
		7,334,687
HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Co.(1)	2,656	20,159
Church & Dwight Co., Inc.	25,350	1,541,534
Clorox Co.	2,090	173,637
Energizer Holdings, Inc.	12,436	1,190,250
Henkel AG & Co. KGaA Preference Shares	8,261	799,832
Kimberly-Clark Corp.	6,898	667,933
LG Household & Health Care Ltd.	1,273	700,803
Procter & Gamble Co. (The)	47,504	3,646,407
Svenska Cellulosa AB B Shares	47,238	1,173,543
Unicharm Corp.	20,300	1,135,318
		11,049,416
INDUSTRIAL CONGLOMERATES — 0.8%
Alfa SAB de CV, Series A	152,503	361,021
Carlisle Cos., Inc.	2,064	135,006
Danaher Corp.	45,866	2,835,436
General Electric Co.	187,307	4,367,999

15

Shares/ Principal Amount	Value
Koninklijke Philips Electronics NV	20,481	$ 578,790
		8,278,252
INSURANCE — 2.8%
ACE Ltd.	4,444	398,538
Aflac, Inc.	27,776	1,546,845
AIA Group Ltd.	236,300	1,042,805
Allied World Assurance Co. Holdings AG	4,510	403,239
Allstate Corp. (The)	25,897	1,249,271
American Equity Investment Life Holding Co.	984	15,941
American International Group, Inc.(1)	50,715	2,254,789
AMERISAFE, Inc.	1,387	47,061
Amtrust Financial Services, Inc.	1,778	58,727
Aon plc	4,979	317,013
Argo Group International Holdings Ltd.	809	32,041
Aspen Insurance Holdings Ltd.	1,174	43,138
Axis Capital Holdings Ltd.	15,444	672,741
Baldwin & Lyons, Inc., Class B	1,692	40,083
Berkshire Hathaway, Inc., Class B(1)	18,454	2,105,048
Chubb Corp. (The)	10,121	881,539
Cincinnati Financial Corp.	14,476	685,294
CNO Financial Group, Inc.	2,386	29,443
Discovery Holdings Ltd.	97,725	784,898
Endurance Specialty Holdings Ltd.	1,064	53,551
First American Financial Corp.	11,479	274,119
Hanover Insurance Group, Inc. (The)	616	30,942
HCC Insurance Holdings, Inc.	15,031	644,078
Infinity Property & Casualty Corp.	888	51,282
Loews Corp.	11,540	528,763
Marsh & McLennan Cos., Inc.	11,895	476,038
MetLife, Inc.	65,706	2,904,862
Muenchener Rueckversicherungs AG	9,726	1,820,674
National Financial Partners Corp.(1)	613	15,454
Ping An Insurance Group Co. H Shares	178,500	1,308,378
Platinum Underwriters Holdings Ltd.	492	28,093
Powszechny Zaklad Ubezpieczen SA	3,645	507,227
Primerica, Inc.	476	16,765
Principal Financial Group, Inc.	11,280	426,948
ProAssurance Corp.	1,415	71,033
Prudential Financial, Inc.	12,140	837,296
Reinsurance Group of America, Inc.	14,736	970,955
RenaissanceRe Holdings Ltd.	3,605	309,886
Sampo A Shares	22,676	917,122
Symetra Financial Corp.	21,621	301,829
Torchmark Corp.	3,850	248,363
Travelers Cos., Inc. (The)	43,859	3,671,875
United Fire Group, Inc.	1,571	42,181
Unum Group	10,424	296,876
Validus Holdings Ltd.	664	23,977
		29,387,021
INTERNET AND CATALOG RETAIL — 0.6%
Amazon.com, Inc.(1)	5,522	1,485,584
Expedia, Inc.	49,534	2,846,224
priceline.com, Inc.(1)	1,780	1,430,995
Rakuten, Inc.	88,396	979,791
Shutterfly, Inc.(1)	971	47,326
		6,789,920
INTERNET SOFTWARE AND SERVICES — 1.6%
Angie’s List, Inc.(1)	742	17,407
CoStar Group, Inc.(1)	949	106,108
eBay, Inc.(1)	38,017	2,056,720
Equinix, Inc.(1)	3,694	748,552
Google, Inc. Class A(1)	8,689	7,562,993
LinkedIn Corp., Class A(1)	9,110	1,526,198
Mail.ru Group Ltd. GDR	16,811	468,262
Market Leader, Inc.(1)	4,603	49,252
NIC, Inc.	1,537	25,699
OpenTable, Inc.(1)	611	40,754
Telecity Group plc	57,285	842,216
Tencent Holdings Ltd.	52,800	2,085,246
Trulia, Inc.(1)	860	26,436
ValueClick, Inc.(1)	2,630	69,274
Web.com Group, Inc.(1)	5,787	121,469
Yahoo Japan Corp.	2,471	1,123,485
		16,870,071
IT SERVICES — 1.3%
Accenture plc, Class A	9,250	759,518
Alliance Data Systems Corp.(1)	20,060	3,552,425
Computer Task Group, Inc.	1,887	42,118

16

Shares/ Principal Amount	Value
DST Systems, Inc.	897	$ 61,157
EVERTEC, Inc.(1)	1,458	29,189
FleetCor Technologies, Inc.(1)	830	72,276
Global Payments, Inc.	997	47,816
Heartland Payment Systems, Inc.	2,523	80,887
International Business Machines Corp.	25,210	5,244,184
MasterCard, Inc., Class A	5,610	3,199,103
MAXIMUS, Inc.	841	62,764
MoneyGram International, Inc.(1)	1,279	25,171
SYKES Enterprises, Inc.(1)	2,855	45,138
Teradata Corp.(1)	14,215	792,486
VeriFone Systems, Inc.(1)	2,493	58,162
WEX, Inc.(1)	764	56,437
		14,128,831
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	4,575	153,583
Hasbro, Inc.	21,856	972,155
Mattel, Inc.	27,663	1,237,919
Merida Industry Co. Ltd.	127,000	812,490
Polaris Industries, Inc.	460	43,935
		3,220,082
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	10,897	495,269
Covance, Inc.(1)	14,129	1,053,741
Luminex Corp.(1)	1,169	22,527
PAREXEL International Corp.(1)	1,161	53,046
Thermo Fisher Scientific, Inc.	4,315	381,014
Waters Corp.(1)	9,003	870,680
		2,876,277
MACHINERY — 1.3%
Altra Holdings, Inc.	1,897	54,653
Barnes Group, Inc.	895	27,047
Briggs & Stratton Corp.	1,712	40,061
Caterpillar, Inc.	8,277	710,167
Chart Industries, Inc.(1)	584	56,811
CLARCOR, Inc.	683	37,046
Crane Co.	6,475	386,881
Dover Corp.	5,581	436,713
Dynamic Materials Corp.	2,865	46,126
FANUC Corp.	3,900	576,348
Flowserve Corp.	3,526	592,826
FreightCar America, Inc.	1,483	26,902
Global Brass & Copper Holdings, Inc.(1)	1,330	17,556
Graham Corp.	1,270	35,560
Ingersoll-Rand plc	3,180	182,945
ITT Corp.	10,574	318,806
Kadant, Inc.	537	16,067
Kaydon Corp.	14,766	399,273
Kennametal, Inc.	1,827	79,182
Kone Oyj	12,058	1,060,023
Kubota Corp.	87,000	1,295,804
Lincoln Electric Holdings, Inc.	8,280	495,144
Lindsay Corp.	135	10,969
Marcopolo SA Preference Shares	99,800	621,129
Middleby Corp.(1)	1,171	191,447
Mitsubishi Heavy Industries Ltd.	192,000	1,176,859
Mueller Industries, Inc., Class A	310	16,879
Mueller Water Products, Inc. Class A	11,640	88,580
PACCAR, Inc.	8,720	467,392
Parker-Hannifin Corp.	15,054	1,501,787
Standex International Corp.	333	17,373
Trinity Industries, Inc.	20,192	826,458
Valmont Industries, Inc.	4,830	735,754
Volvo AB B Shares	74,811	1,091,418
Woodward, Inc.	10,655	417,143
		14,055,129
MEDIA — 2.6%
Belo Corp. Class A	3,346	37,542
CBS Corp., Class B	53,586	2,652,507
Charter Communications, Inc., Class A(1)	3,851	431,004
Comcast Corp., Class A	141,792	5,692,949
DIRECTV(1)	1,003	61,313
Discovery Communications, Inc. Class A(1)	20,209	1,593,682
Discovery Communications, Inc. Class C(1)	11,795	825,296
E.W. Scripps Co. (The), Class A(1)	3,887	53,057
Entercom Communications Corp., Class A(1)	6,606	61,304
Entravision Communications Corp., Class A	28,329	131,163
Kabel Deutschland Holding AG	10,633	1,006,458
Liberty Global, Inc. Class A(1)	32,828	2,419,424
LIN TV Corp., Class A(1)	5,473	66,387
Naspers Ltd. N Shares	17,613	1,294,133

17

Shares/ Principal Amount	Value
Nexstar Broadcasting Group, Inc. Class A	1,355	$ 37,940
Publicis Groupe SA	11,167	793,992
Regal Entertainment Group Class A	3,785	66,994
Scripps Networks Interactive, Inc. Class A	24,549	1,653,621
SES SA	10,790	318,069
Sinclair Broadcast Group, Inc., Class A	5,406	146,124
Sirius XM Radio, Inc.	294,504	1,024,874
Sky Deutschland AG(1)	94,208	630,382
Time Warner Cable, Inc.	23,076	2,203,989
Time Warner, Inc.	27,817	1,623,678
Viacom, Inc., Class B	31,185	2,054,780
		26,880,662
METALS AND MINING — 0.7%
BHP Billiton Ltd.	48,192	1,570,523
Century Aluminum Co.(1)	3,125	30,969
Coeur Mining, Inc.(1)	7,157	101,558
Compass Minerals International, Inc.	719	62,740
Freeport-McMoRan Copper & Gold, Inc.	23,150	718,807
Grupo Mexico SAB de CV	113,334	375,171
Haynes International, Inc.	941	46,052
Iluka Resources Ltd.	44,120	466,499
Newmont Mining Corp.	14,850	509,058
Nucor Corp.	33,379	1,485,699
Rio Tinto plc	24,611	1,061,882
Schnitzer Steel Industries, Inc. Class A	1,646	40,656
Southern Copper Corp.	17,031	530,516
Worthington Industries, Inc.	8,006	275,246
		7,275,376
MULTI-UTILITIES — 0.2%
Avista Corp.	2,429	64,879
DTE Energy Co.	9,138	608,682
National Grid plc	63,580	752,233
PG&E Corp.	25,152	1,129,576
		2,555,370
MULTILINE RETAIL — 0.4%
Dillard’s, Inc., Class A	5,648	521,141
Macy’s, Inc.	13,100	633,254
PT Matahari Department Store Tbk(1)	525,000	696,776
SACI Falabella	42,515	482,759
Target Corp.	23,112	1,606,284
		3,940,214
OIL, GAS AND CONSUMABLE FUELS — 3.8%
Alliance Resource Partners LP	668	48,283
Alon USA Partners LP	2,915	71,680
Apache Corp.	18,536	1,522,362
BG Group plc	88,868	1,617,385
Bill Barrett Corp.(1)	460	10,382
Cabot Oil & Gas Corp.	30,923	2,175,742
Chevron Corp.	33,217	4,077,387
CNOOC Ltd.	419,000	736,744
ConocoPhillips	8,499	521,329
Delek US Holdings, Inc.	10,753	387,431
Devon Energy Corp.	9,024	513,014
Dragon Oil plc	51,586	488,387
Energy XXI Bermuda Ltd.	1,279	32,653
ENI SpA	29,878	675,615
EOG Resources, Inc.	11,452	1,478,453
EQT Midstream Partners LP	921	45,000
Exxon Mobil Corp.	110,210	9,970,699
Global Partners LP	934	30,738
Gulfport Energy Corp.(1)	3,346	159,571
Hugoton Royalty Trust	3,687	32,999
Imperial Oil Ltd.	31,755	1,240,183
Kodiak Oil & Gas Corp.(1)	5,242	46,025
Kunlun Energy Co. Ltd.	390,000	743,004
Marathon Petroleum Corp.	22,216	1,832,820
Murphy Oil Corp.	7,256	459,450
Noble Energy, Inc.	22,680	1,307,502
NovaTek OAO GDR	4,802	533,650
Oasis Petroleum, Inc.(1)	21,789	809,679
Occidental Petroleum Corp.	27,885	2,567,372
Pacific Coast Oil Trust	3,113	56,999
PBF Energy, Inc.	1,279	37,308
Peabody Energy Corp.	5,554	109,247
Rosetta Resources, Inc.(1)	2,209	103,514
Royal Dutch Shell plc, Class A	22,571	751,651
Scorpio Tankers, Inc.(1)	1,738	16,494
Southwestern Energy Co.(1)	13,429	506,139
Spectra Energy Partners LP	2,131	75,885
Swift Energy Co.(1)	1,673	22,686
Tesoro Corp.	12,005	740,108
Total SA ADR	15,990	797,101
Vaalco Energy, Inc.(1)	2,993	18,317
Valero Energy Corp.	34,801	1,413,965
W&T Offshore, Inc.	1,980	29,185
Western Refining, Inc.	33,303	1,111,321
Williams Partners LP	6,737	336,109
		40,261,568

18

Shares/ Principal Amount	Value
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,458	$ 43,827
Clearwater Paper Corp.(1)	1,117	53,426
International Paper Co.	12,980	599,027
KapStone Paper and Packaging Corp.	3,597	104,349
Neenah Paper, Inc.	1,343	42,184
P.H. Glatfelter Co.	820	20,279
Wausau Paper Corp.	1,041	12,159
		875,251
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	12,479	845,827
Hengan International Group Co. Ltd.	74,000	818,053
Hypermarcas SA	79,400	626,510
L’Oreal SA	7,737	1,297,026
Nu Skin Enterprises, Inc., Class A	2,066	121,481
Prestige Brands Holdings, Inc.(1)	2,721	79,970
		3,788,867
PHARMACEUTICALS — 4.2%
AbbVie, Inc.	66,941	2,857,711
Actavis, Inc.(1)	15,307	1,887,200
Akorn, Inc.(1)	1,529	22,216
Allergan, Inc.	13,378	1,330,977
Aspen Pharmacare Holdings Ltd.	33,758	695,553
Auxilium Pharmaceuticals, Inc.(1)	1,158	17,277
Bayer AG	7,970	857,329
Bristol-Myers Squibb Co.	67,874	3,122,883
Eli Lilly & Co.	52,438	2,787,604
Hospira, Inc.(1)	14,010	485,867
Impax Laboratories, Inc.(1)	2,631	49,858
Jazz Pharmaceuticals plc(1)	1,589	108,004
Johnson & Johnson	84,818	7,139,979
Medicines Co. (The)(1)	1,284	41,358
Merck & Co., Inc.	96,490	4,506,083
Nektar Therapeutics(1)	2,107	19,953
Novartis AG	28,658	2,053,510
Novo Nordisk A/S B Shares	10,992	1,764,661
Optimer Pharmaceuticals, Inc.(1)	1,425	21,204
Perrigo Co.	17,860	2,070,153
Pfizer, Inc.	205,084	5,584,437
Questcor Pharmaceuticals, Inc.	1,266	43,259
Roche Holding AG	12,818	3,171,690
Sanofi	22,799	2,397,641
Santarus, Inc.(1)	1,464	32,603
VIVUS, Inc.(1)	2,341	34,413
Zoetis, Inc.	11,139	356,448
		43,459,871
PROFESSIONAL SERVICES — 0.5%
Adecco SA	18,201	1,011,537
Barrett Business Services, Inc.	1,441	84,053
Capita Group plc (The)	106,450	1,550,862
CDI Corp.	3,354	45,782
Dun & Bradstreet Corp.	9,972	978,652
Experian plc	49,312	905,487
Huron Consulting Group, Inc.(1)	1,884	84,234
Kforce, Inc.	3,658	54,468
On Assignment, Inc.(1)	4,196	109,264
WageWorks, Inc.(1)	2,246	65,066
		4,889,405
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust	3,000	77,760
American Campus Communities, Inc.	15,108	616,860
American Tower Corp.	3,442	267,925
Annaly Capital Management, Inc.	30,217	410,347
Apartment Investment & Management Co., Class A	13,041	394,621
Apollo Commercial Real Estate Finance, Inc.	2,091	34,857
Armada Hoffler Properties, Inc.(1)	1,378	15,806
Associated Estates Realty Corp.	1,938	31,841
AvalonBay Communities, Inc.	4,956	657,463
BioMed Realty Trust, Inc.	1,265	26,476
Boston Properties, Inc.	4,984	531,195
Brandywine Realty Trust	2,262	32,030
Camden Property Trust	6,109	423,048
Campus Crest Communities, Inc.	3,936	49,790
Capstead Mortgage Corp.	1,211	14,871
CBL & Associates Properties, Inc.	14,002	321,906
Chatham Lodging Trust	1,379	25,580
Chimera Investment Corp.	4,887	14,905
Colony Financial, Inc.	1,354	29,991
Corporate Office Properties Trust	8,006	213,200

19

Shares/ Principal Amount	Value
Corrections Corp. of America	12,038	$ 423,136
CYS Investments, Inc.	710	7,299
DCT Industrial Trust, Inc.	38,178	281,754
DDR Corp.	27,974	488,426
DiamondRock Hospitality Co.	5,841	55,548
Digital Realty Trust, Inc.	2,233	136,012
Douglas Emmett, Inc.	11,900	303,331
Duke Realty Corp.	18,861	312,527
Equity Lifestyle Properties, Inc.	202	15,588
Equity One, Inc.	7,900	184,307
Equity Residential	15,028	849,833
Essex Property Trust, Inc.	2,005	315,066
Excel Trust, Inc.	1,786	23,861
Extra Space Storage, Inc.	9,636	403,652
First Industrial Realty Trust, Inc.	10,864	183,493
General Growth Properties, Inc.	21,656	444,598
Geo Group, Inc. (The)	1,095	38,128
Hatteras Financial Corp.	611	15,776
HCP, Inc.	19,313	915,050
Health Care REIT, Inc.	12,030	818,401
Healthcare Realty Trust, Inc.	740	19,691
Hersha Hospitality Trust	12,496	71,477
Highwoods Properties, Inc.	808	29,427
Host Hotels & Resorts, Inc.	40,092	713,237
Hudson Pacific Properties, Inc.	5,147	111,124
Kilroy Realty Corp.	9,484	501,798
Kimco Realty Corp.	6,871	152,193
LaSalle Hotel Properties	2,203	58,159
Lexington Realty Trust	1,700	21,403
Liberty Property Trust	5,000	202,900
Link Real Estate Investment Trust (The)	71,535	368,659
Macerich Co. (The)	8,390	544,595
Mack-Cali Realty Corp.	1,801	47,726
MFA Financial, Inc.	1,705	14,970
National Retail Properties, Inc.	1,981	71,058
New Residential Investment Corp.(1)	17,274	118,154
Newcastle Investment Corp.	2,127	10,763
Omega Healthcare Investors, Inc.	2,662	86,275
Parkway Properties, Inc.	10,998	188,946
Pebblebrook Hotel Trust	4,896	128,471
Pennsylvania Real Estate Investment Trust	753	14,977
Piedmont Office Realty Trust, Inc., Class A	30,230	574,068
Post Properties, Inc.	4,400	210,320
ProLogis, Inc.	24,471	986,181
PS Business Parks, Inc.	319	24,343
Public Storage	4,400	667,920
Regency Centers Corp.	2,500	129,000
RLJ Lodging Trust	10,551	244,361
Rouse Properties, Inc.	1,956	39,335
Sabra Health Care REIT, Inc.	575	15,554
Simon Property Group, Inc.	24,541	4,084,604
SL Green Realty Corp.	4,623	402,109
Sovran Self Storage, Inc.	792	51,377
Summit Hotel Properties, Inc.	3,054	30,143
Sun Communities, Inc.	3,361	167,949
Sunstone Hotel Investors, Inc.(1)	17,407	209,928
Taubman Centers, Inc.	5,432	437,711
UDR, Inc.	18,856	459,521
Urstadt Biddle Properties, Inc., Class A	2,265	47,701
Ventas, Inc.	25,249	1,802,021
Vornado Realty Trust	5,519	441,244
Washington Real Estate Investment Trust	1,411	39,254
Weingarten Realty Investors	9,357	298,301
		25,245,206
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
BR Malls Participacoes SA	61,500	627,692
BR Properties SA	30,100	290,207
CBRE Group, Inc.(1)	99,905	2,315,798
China Overseas Land & Investment Ltd.	400,000	1,172,801
Daito Trust Construction Co. Ltd.	7,200	671,118
Forest City Enterprises, Inc. Class A(1)	10,800	202,608
Mitsubishi Estate Co. Ltd.	54,000	1,325,981
Realogy Holdings Corp.(1)	10,815	558,486
		7,164,691
ROAD AND RAIL — 1.2%
Arkansas Best Corp.	2,600	49,634
Avis Budget Group, Inc.(1)	2,109	69,934
Canadian Pacific Railway Ltd.	10,711	1,424,070
Canadian Pacific Railway Ltd. New York Shares	21,663	2,859,299

20

Shares/ Principal Amount	Value
Celadon Group, Inc.	2,608	$ 50,882
Genesee & Wyoming, Inc. Class A(1)	13,573	1,208,676
Heartland Express, Inc.	38,406	551,126
Hertz Global Holdings, Inc.(1)	29,200	754,236
Kansas City Southern	25,711	2,846,208
Marten Transport Ltd.	2,921	70,075
Saia, Inc.(1)	862	41,191
Swift Transportation Co.(1)	5,610	94,472
Union Pacific Corp.	18,672	2,887,064
Werner Enterprises, Inc.	655	16,395
		12,923,262
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Altera Corp.	19,246	638,775
Analog Devices, Inc.	4,983	228,869
Applied Materials, Inc.	84,450	1,283,640
ARM Holdings plc	128,082	1,869,802
ASML Holding NV	25,265	2,083,255
Avago Technologies Ltd.	25,194	950,066
Broadcom Corp., Class A	37,682	1,353,161
Cavium Networks, Inc.(1)	1,810	59,296
Cirrus Logic, Inc.(1)	1,231	22,466
Cypress Semiconductor Corp.	6,456	72,565
Diodes, Inc.(1)	4,575	107,970
First Solar, Inc.(1)	758	41,220
Freescale Semiconductor Ltd.(1)	35,856	570,828
Intel Corp.	36,697	891,003
Intersil Corp., Class A	5,707	46,797
KLA-Tencor Corp.	23,718	1,335,086
Linear Technology Corp.	37,258	1,397,175
M/A-COM Technology Solutions Holdings, Inc.(1)	588	8,191
MediaTek, Inc.	68,000	838,715
Microchip Technology, Inc.	7,303	266,413
MKS Instruments, Inc.	1,918	53,992
Nanometrics, Inc.(1)	4,817	69,606
NXP Semiconductor NV(1)	27,447	846,740
ON Semiconductor Corp.(1)	2,733	23,394
Photronics, Inc.(1)	7,661	58,453
Power Integrations, Inc.	1,309	55,881
Samsung Electronics Co. Ltd.	5,014	6,761,751
Semtech Corp.(1)	3,109	113,603
Skyworks Solutions, Inc.(1)	2,625	62,633
Spansion, Inc., Class A(1)	3,948	54,088
SunEdison, Inc.	1,860	15,010
Taiwan Semiconductor Manufacturing Co. Ltd.	1,032,425	3,755,409
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,804	1,227,903
Teradyne, Inc.(1)	77,479	1,389,973
Texas Instruments, Inc.	27,486	986,473
Ultratech, Inc.(1)	2,288	83,420
Viatron Technologies, Inc.(1)	12,680	216,979
Xilinx, Inc.	36,040	1,465,026
		31,305,627
SOFTWARE — 2.7%
Activision Blizzard, Inc.	18,881	272,453
Aspen Technology, Inc.(1)	3,878	118,744
Bottomline Technologies (de), Inc.(1)	2,319	64,074
CA, Inc.	30,871	843,087
Cadence Design Systems, Inc.(1)	59,780	904,471
Citrix Systems, Inc.(1)	11,800	759,330
CommVault Systems, Inc.(1)	19,884	1,391,880
Compuware Corp.(1)	3,069	34,465
Dassault Systemes SA	7,358	925,333
Electronic Arts, Inc.(1)	48,213	1,108,417
Informatica Corp.(1)	2,091	76,029
Interactive Intelligence, Inc.(1)	1,074	53,915
Mentor Graphics Corp.	866	16,445
Microsoft Corp.	272,399	9,501,277
Monotype Imaging Holdings, Inc.	2,691	61,247
NetSuite, Inc.(1)	22,357	1,958,473
Oracle Corp.	188,254	6,355,455
PROS Holdings, Inc.(1)	1,695	49,036
PTC, Inc.(1)	1,242	31,187
QLIK Technologies, Inc.(1)	2,553	78,530
SAP AG	13,267	1,010,495
Splunk, Inc.(1)	23,936	1,119,247
Symantec Corp.(1)	59,763	1,338,094
Synchronoss Technologies, Inc.(1)	923	28,936
Tangoe, Inc.(1)	2,070	30,864
Tyler Technologies, Inc.(1)	672	46,375
Ultimate Software Group, Inc.(1)	447	49,751
Websense, Inc.(1)	7,161	177,951
		28,405,561

21

Shares/ Principal Amount	Value
SPECIALTY RETAIL — 2.9%
Aeropostale, Inc.(1)	1,100	$ 16,071
American Eagle Outfitters, Inc.	37,089	733,991
ANN, Inc.(1)	1,058	32,459
Asbury Automotive Group, Inc.(1)	1,534	63,201
Barnes & Noble, Inc.(1)	1,407	31,657
Bed Bath & Beyond, Inc.(1)	1,849	126,194
Buckle, Inc. (The)	6,288	336,282
Cabela’s, Inc.(1)	1,112	74,571
Chico’s FAS, Inc.	26,706	482,310
Conn’s, Inc.(1)	1,160	57,107
Destination Maternity Corp.	1,505	37,490
DSW, Inc., Class A	17,854	1,321,017
Fast Retailing Co. Ltd.	1,500	504,338
Foot Locker, Inc.	13,516	463,869
GameStop Corp., Class A	4,905	162,650
Gap, Inc. (The)	32,298	1,309,684
Genesco, Inc.(1)	921	62,241
GNC Holdings, Inc. Class A	58,758	2,645,873
Home Depot, Inc. (The)	50,386	3,963,363
Inditex SA	7,287	903,191
Kingfisher plc	131,730	689,337
Lithia Motors, Inc., Class A	2,886	150,332
Lowe’s Cos., Inc.	76,006	3,200,613
Lumber Liquidators Holdings, Inc.(1)	9,845	808,373
Mr Price Group Ltd.	35,780	453,563
O’Reilly Automotive, Inc.(1)	11,690	1,273,158
Office Depot, Inc.(1)	3,811	16,807
OfficeMax, Inc.	895	11,662
Penske Automotive Group, Inc.	1,736	55,743
PetSmart, Inc.	39,777	2,684,947
Ross Stores, Inc.	20,543	1,320,915
Rue21, Inc.(1)	1,376	57,778
Signet Jewelers Ltd.	15,346	1,051,354
Stage Stores, Inc.	1,382	31,800
TJX Cos., Inc. (The)	30,499	1,543,554
Tractor Supply Co.	21,124	2,365,466
Urban Outfitters, Inc.(1)	38,631	1,619,798
		30,662,759
TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
adidas AG	6,898	749,002
Burberry Group plc	37,339	813,819
Cie Financiere Richemont SA	10,759	945,668
Coach, Inc.	21,535	1,254,629
Crocs, Inc.(1)	1,432	25,260
Culp, Inc.	2,480	42,780
Fifth & Pacific Cos., Inc.(1)	2,550	54,800
G-III Apparel Group Ltd.(1)	610	25,687
Hanesbrands, Inc.	37,433	1,866,409
Iconix Brand Group, Inc.(1)	3,048	91,714
Luxottica Group SpA	16,597	850,942
Michael Kors Holdings Ltd.(1)	14,779	928,417
Movado Group, Inc.	1,713	61,839
Prada SpA	87,900	842,943
PVH Corp.	18,959	2,183,887
True Religion Apparel, Inc.	845	26,905
Under Armour, Inc. Class A(1)	11,833	733,646
Vera Bradley, Inc.(1)	3,320	78,020
		11,576,367
THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	2,142	18,164
Capitol Federal Financial, Inc.	29,778	353,465
Flushing Financial Corp.	1,441	22,523
MGIC Investment Corp.(1)	4,567	28,224
Ocwen Financial Corp.(1)	27,767	1,187,872
Oritani Financial Corp.	2,338	35,842
People’s United Financial, Inc.	36,827	506,739
Provident Financial Services, Inc.	1,349	20,532
Radian Group, Inc.	2,527	32,522
Rockville Financial, Inc.	1,888	24,620
Simplicity Bancorp, Inc.	1,151	16,172
Washington Federal, Inc.	955	16,703
		2,263,378
TOBACCO — 1.1%
Altria Group, Inc.	14,220	513,342
British American Tobacco plc	30,342	1,666,420
ITC Ltd.	232,949	1,399,098
Japan Tobacco, Inc.	35,200	1,192,211
Lorillard, Inc.	27,537	1,168,670
Philip Morris International, Inc.	48,053	4,368,498
Universal Corp.	18,282	1,071,874
		11,380,113
TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	1,111	53,406
Ashtead Group plc	101,522	952,599
Beacon Roofing Supply, Inc.(1)	2,069	85,284
Brenntag AG	2,040	310,975

22

Shares/ Principal Amount	Value
DXP Enterprises, Inc.(1)	877	$ 51,804
Edgen Group, Inc.(1)	2,100	13,839
Fastenal Co.	22,466	1,172,276
H&E Equipment Services, Inc.	3,857	86,320
Kaman Corp.	1,045	35,436
Mitsubishi Corp.	51,200	891,440
PT AKR Corporindo Tbk	981,500	534,923
United Rentals, Inc.(1)	33,686	1,914,712
W.W. Grainger, Inc.	2,782	716,198
Watsco, Inc.	662	57,759
Wolseley plc	24,380	1,235,321
		8,112,292
TRANSPORTATION INFRASTRUCTURE — 0.1%
CCR SA	70,100	633,643
TAV Havalimanlari Holding AS(1)	98,740	619,864
		1,253,507
WATER UTILITIES†
Artesian Resources Corp., Class A	1,335	29,517
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Axiata Group Bhd	341,900	747,754
Idea Cellular Ltd.(1)	139,620	324,950
KDDI Corp.	29,426	1,329,894
Mobile Telesystems OJSC ADR	23,193	446,929
Rogers Communications, Inc., Class B	6,040	273,817
SBA Communications Corp., Class A(1)	45,099	3,394,602
		6,517,946
TOTAL COMMON STOCKS (Cost $599,945,242)		814,764,898
Corporate Bonds — 7.9%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	190,000	199,500
L-3 Communications Corp., 4.75%, 7/15/20	50,000	54,112
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	100,781
Raytheon Co., 2.50%, 12/15/22	30,000	28,654
Triumph Group, Inc., 8.00%, 11/15/17	115,000	122,188
United Technologies Corp., 6.05%, 6/1/36	106,000	132,342
		637,577
AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	162,000
Dana Holding Corp., 6.75%, 2/15/21	25,000	27,000
Delphi Corp., 5.875%, 5/15/19	125,000	134,062
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	55,938
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	146,137
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	28,000	31,080
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	241,312
Visteon Corp., 6.75%, 4/15/19	75,000	80,438
		877,967
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	166,398
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,021
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	220,000	244,750
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	150,000	155,503
Ford Motor Co., 4.75%, 1/15/43	20,000	18,755
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	66,298
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	126,505
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	100,000	113,511
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	148,508
General Motors Financial Co., Inc., 3.25%, 5/15/18(2)	125,000	124,219
		1,194,468
BEVERAGES — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	20,000	19,058
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	272,707
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	90,000	86,881
Brown-Forman Corp., 3.75%, 1/15/43	20,000	18,733

23

Shares/ Principal Amount	Value

Coca-Cola Co. (The), 1.80%, 9/1/16	$ 100,000	$ 103,113
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	144,687
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	41,918
PepsiCo, Inc., 4.875%, 11/1/40	40,000	42,993
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	110,000	113,687
		843,777
BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	100,000	102,219
Amgen, Inc., 4.10%, 6/15/21	40,000	43,420
Amgen, Inc., 3.625%, 5/15/22	10,000	10,463
Amgen, Inc., 6.40%, 2/1/39	20,000	24,480
Amgen, Inc., 5.375%, 5/15/43	30,000	33,098
Celgene Corp., 3.25%, 8/15/22	40,000	40,043
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	44,414
		298,137
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	100,000	112,035
Masco Corp., 5.95%, 3/15/22	115,000	128,600
USG Corp., 8.375%, 10/15/18(2)	100,000	110,500
		351,135
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	170,000	201,279
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	214,000
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	139,750
E*TRADE Financial Corp., 6.00%, 11/15/17	65,000	68,088
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(2)	100,000	91,750
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	76,866
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	130,889
		922,622
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(2)	120,000	122,850
Dow Chemical Co. (The), 5.90%, 2/15/15	70,000	76,009
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	62,355
Dow Chemical Co. (The), 4.25%, 11/15/20	40,000	44,039
Eastman Chemical Co., 2.40%, 6/1/17	40,000	41,102
Eastman Chemical Co., 3.60%, 8/15/22	100,000	102,572
Ecolab, Inc., 4.35%, 12/8/21	30,000	33,007
EI du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	20,060
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	183,531
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	102,250
Huntsman International LLC, 8.625%, 3/15/21	50,000	56,125
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	111,875
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	137,812
LyondellBasell Industries NV, 5.00%, 4/15/19	125,000	141,404
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	118,573
Momentive Performance Materials, Inc., 10.00%, 10/15/20	125,000	135,313
Momentive Performance Materials, Inc., 9.00%, 1/15/21	75,000	70,594
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	25,000	25,594
		1,585,065
COMMERCIAL BANKS — 0.4%
Bank of America N.A., 5.30%, 3/15/17	510,000	566,543
Bank of Montreal, MTN, 1.45%, 4/9/18	40,000	39,531
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	83,155
BB&T Corp., 5.70%, 4/30/14	50,000	52,358
BB&T Corp., 3.20%, 3/15/16	105,000	111,120
Capital One Financial Corp., 1.00%, 11/6/15	40,000	39,782
Capital One Financial Corp., 4.75%, 7/15/21	50,000	55,966
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	52,090

24

Shares/ Principal Amount	Value

HSBC Bank plc, 3.50%, 6/28/15(2)	$ 100,000	$ 105,412
Intesa Sanpaolo SpA, 3.875%, 1/16/18	20,000	19,760
KBC Bank NV, VRN, 8.00%, 1/25/18	200,000	205,020
KFW, 4.125%, 10/15/14	160,000	168,130
KFW, 2.00%, 6/1/16	160,000	166,464
KFW, 2.00%, 10/4/22	50,000	48,723
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	277,500
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(2)	100,000	106,043
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	235,813
Regions Bank, 6.45%, 6/26/37	300,000	331,810
Regions Financial Corp., 5.75%, 6/15/15	70,000	75,812
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17	300,000	294,750
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	131,875
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	80,000	86,732
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,940
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	125,360
U.S. Bancorp., 3.44%, 2/1/16	70,000	73,949
U.S. Bancorp., MTN, 3.00%, 3/15/22	50,000	50,782
U.S. Bancorp., MTN, 2.95%, 7/15/22	20,000	19,536
Wachovia Bank N.A., 4.80%, 11/1/14	181,000	191,074
Wells Fargo & Co., 3.68%, 6/15/16	90,000	96,763
Wells Fargo & Co., 2.10%, 5/8/17	140,000	143,389
Wells Fargo & Co., 4.60%, 4/1/21	80,000	89,954
		4,076,136
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(2)	105,000	114,188
Ceridian Corp., 8.875%, 7/15/19(2)	175,000	200,375
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	115,225
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	273,750
Iron Mountain, Inc., 8.375%, 8/15/21	75,000	81,844
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	157,712
Republic Services, Inc., 3.80%, 5/15/18	40,000	43,171
Republic Services, Inc., 3.55%, 6/1/22	30,000	30,659
ServiceMaster Co., 8.00%, 2/15/20	70,000	72,363
Waste Management, Inc., 6.125%, 11/30/39	70,000	85,730
		1,175,017
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	100,938
Apple, Inc., 1.00%, 5/3/18	60,000	58,997
Apple, Inc., 2.40%, 5/3/23	130,000	124,477
Apple, Inc., 3.85%, 5/4/43	10,000	9,243
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	131,250
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	61,808
CommScope, Inc., 8.25%, 1/15/19(2)	75,000	82,500
Crown Castle International Corp., 5.25%, 1/15/23	275,000	279,469
Nokia Oyj, 5.375%, 5/15/19	50,000	49,250
SBA Communications Corp., 5.625%, 10/1/19(2)	50,000	51,688
		949,620
COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	40,000	40,291
Dell, Inc., 5.875%, 6/15/19	120,000	125,894
Hewlett-Packard Co., 4.30%, 6/1/21	90,000	90,812
Seagate Technology HDD Holdings, 6.80%, 10/1/16	60,000	68,925
		325,922
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	106,250
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	113,925
Covanta Holding Corp., 7.25%, 12/1/20	120,000	131,759
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	56,625

25

Shares/ Principal Amount	Value

Nortek, Inc., 8.50%, 4/15/21	$ 125,000	$ 137,500
Owens Corning, 4.20%, 12/15/22	50,000	51,568
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)	95,000	107,113
Vulcan Materials Co., 7.00%, 6/15/18	100,000	114,000
		818,740
CONSUMER FINANCE — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,519
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	156,557
American Express Credit Corp., MTN, 2.375%, 3/24/17	110,000	114,069
CIT Group, Inc., 4.75%, 2/15/15(2)	125,000	130,625
CIT Group, Inc., 4.25%, 8/15/17	370,000	382,487
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	130,500
Equifax, Inc., 3.30%, 12/15/22	60,000	58,577
PNC Bank N.A., 6.00%, 12/7/17	230,000	270,394
SLM Corp., 6.25%, 1/25/16	50,000	53,325
SLM Corp., 5.50%, 1/25/23	250,000	236,965
SLM Corp., MTN, 5.00%, 10/1/13	100,000	101,125
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	51,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	182,219
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	97,425
		2,015,537
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	136,250
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	145,000	158,412
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	132,000
Ball Corp., 5.00%, 3/15/22	115,000	119,600
BWAY Holding Co., 10.00%, 6/15/18	95,000	105,687
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(2)	$ 105,000	$ 103,163
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	78,563
		833,675
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	19,932
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	39,490
Johns Hopkins University, 4.08%, 7/1/53	20,000	19,788
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	140,625
		219,835
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 8.30%, 2/12/15	325,000	358,312
Ally Financial, Inc., 4.625%, 6/26/15	125,000	130,676
Ally Financial, Inc., 5.50%, 2/15/17	250,000	268,782
Ally Financial, Inc., 6.25%, 12/1/17	225,000	248,643
Ally Financial, Inc., 8.00%, 3/15/20	100,000	119,500
Ally Financial, Inc., 8.00%, 11/1/31	70,000	90,650
Bank of America Corp., 4.50%, 4/1/15	130,000	137,613
Bank of America Corp., 3.75%, 7/12/16	100,000	106,250
Bank of America Corp., 6.50%, 8/1/16	10,000	11,444
Bank of America Corp., 5.75%, 12/1/17	120,000	137,655
Bank of America Corp., 5.70%, 1/24/22	170,000	195,798
Citigroup, Inc., 4.75%, 5/19/15	50,000	53,502
Citigroup, Inc., 5.50%, 2/15/17	60,000	66,777
Citigroup, Inc., 6.125%, 11/21/17	240,000	281,232
Citigroup, Inc., 1.75%, 5/1/18	40,000	39,511
Citigroup, Inc., 4.50%, 1/14/22	200,000	217,289
Citigroup, Inc., 4.05%, 7/30/22	30,000	30,099

26

Shares/ Principal Amount	Value
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	$ 210,000	$ 226,275
Deutsche Bank AG (London), 3.875%, 8/18/14	130,000	135,048
General Electric Capital Corp., 2.25%, 11/9/15	130,000	134,335
General Electric Capital Corp., 5.625%, 9/15/17	415,000	480,748
General Electric Capital Corp., 4.375%, 9/16/20	190,000	208,320
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	110,088
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	300,000	346,537
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	150,000	151,062
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	80,000	91,171
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	60,000	68,894
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	60,000	65,778
HSBC Holdings plc, 5.10%, 4/5/21	70,000	80,002
HSBC Holdings plc, 4.00%, 3/30/22	150,000	159,556
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	125,000	129,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	90,000	95,625
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	561,091
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	33,114
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	39,286
Morgan Stanley, 4.20%, 11/20/14	125,000	130,277
Morgan Stanley, 4.75%, 3/22/17	50,000	54,766
Morgan Stanley, 6.625%, 4/1/18	210,000	247,617
Morgan Stanley, 5.625%, 9/23/19	140,000	158,942
Morgan Stanley, 5.75%, 1/25/21	50,000	57,136
Morgan Stanley, 3.75%, 2/25/23	40,000	39,818
Morgan Stanley, MTN, 4.10%, 5/22/23	40,000	38,458
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	244,375
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	100,000	98,560
UBS AG, 7.625%, 8/17/22	160,000	182,954
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	234,881
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	160,500
		7,258,478
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22	100,000	95,358
AT&T, Inc., 6.55%, 2/15/39	110,000	136,129
AT&T, Inc., 4.30%, 12/15/42(2)	60,000	56,444
British Telecommunications plc, 5.95%, 1/15/18	170,000	199,902
CenturyLink, Inc., 7.65%, 3/15/42	100,000	100,000
Cincinnati Bell, Inc., 8.75%, 3/15/18	200,000	206,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,440
France Telecom SA, 4.375%, 7/8/14	190,000	197,009
Frontier Communications Corp., 7.125%, 3/15/19	165,000	180,675
Frontier Communications Corp., 8.50%, 4/15/20	50,000	57,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	109,750
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	280,000	303,100
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	136,094
Intelsat Luxembourg SA, 11.25%, 2/4/17	180,000	190,665
Level 3 Financing, Inc., 10.00%, 2/1/18	125,000	136,250
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	132,031
Level 3 Financing, Inc., 8.625%, 7/15/20	350,000	386,312
Sprint Capital Corp., 6.90%, 5/1/19	260,000	282,750
Sprint Capital Corp., 8.75%, 3/15/32	100,000	117,000
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	130,358
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	46,649

27

Shares/ Principal Amount	Value
Telefonica Emisiones SAU, 5.88%, 7/15/19	$ 110,000	$ 123,146
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,819
Virgin Media Finance plc, 8.375%, 10/15/19	85,000	95,412
Windstream Corp., 7.875%, 11/1/17	200,000	231,000
Windstream Corp., 7.75%, 10/15/20	115,000	123,337
Windstream Corp., 6.375%, 8/1/23	95,000	94,288
		3,898,418
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	21,000	24,728
Edison Mission Energy, 7.00%, 5/15/17(1)(3)	375,000	216,562
		241,290
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	102,837
Sanmina Corp., 7.00%, 5/15/19(2)	265,000	284,875
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	53,750
		441,462
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	270,000	284,175
Ensco plc, 3.25%, 3/15/16	60,000	63,478
Ensco plc, 4.70%, 3/15/21	60,000	66,386
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(2)	140,000	139,650
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	111,500
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	136,875
Transocean, Inc., 2.50%, 10/15/17	40,000	40,441
Transocean, Inc., 6.50%, 11/15/20	70,000	81,482
Transocean, Inc., 6.375%, 12/15/21	20,000	23,410
Weatherford International Ltd., 9.625%, 3/1/19	70,000	91,164
		1,038,561
FOOD AND STAPLES RETAILING — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	250,000	276,875
CVS Caremark Corp., 2.75%, 12/1/22	100,000	97,415
Ingles Markets, Inc., 8.875%, 5/15/17	125,000	131,406
Kroger Co. (The), 6.40%, 8/15/17	120,000	141,228
Rite Aid Corp., 7.50%, 3/1/17	75,000	77,250
Rite Aid Corp., 9.25%, 3/15/20	160,000	181,400
Safeway, Inc., 4.75%, 12/1/21	20,000	21,269
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	194,250
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	271,433
Walgreen Co., 1.80%, 9/15/17	40,000	40,291
Walgreen Co., 3.10%, 9/15/22	30,000	29,722
		1,462,539
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(2)	65,000	67,600
Del Monte Corp., 7.625%, 2/15/19	190,000	197,837
General Mills, Inc., 4.15%, 2/15/43	40,000	39,379
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	65,000	71,663
Kellogg Co., 4.45%, 5/30/16	170,000	186,190
Kraft Foods Group, Inc., 6.125%, 8/23/18	51,000	61,110
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	31,653
Mead Johnson Nutrition Co., 3.50%, 11/1/14	70,000	72,317
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	84,000
Mondelez International, Inc., 6.125%, 2/1/18	19,000	22,409
Mondelez International, Inc., 6.50%, 2/9/40	30,000	38,149
Post Holdings, Inc., 7.375%, 2/15/22	250,000	279,687
Smithfield Foods, Inc., 7.75%, 7/1/17	130,000	151,775
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	85,500
		1,389,269

28

Shares/ Principal Amount	Value
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(2)	$ 150,000	$ 153,750
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	53,750
El Paso Corp., 6.875%, 6/15/14	125,000	132,471
El Paso Corp., 7.25%, 6/1/18	70,000	81,686
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	106,410
Energy Transfer Equity LP, 7.50%, 10/15/20	125,000	144,063
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	33,143
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	39,179
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	45,302
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	142,607
Enterprise Products Operating LLC, 4.85%, 3/15/44	60,000	60,072
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	130,000	161,338
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	70,000	82,920
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	300,000	332,926
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	104,629
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	105,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	32,094
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	50,000	51,759
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	254,375
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(2)	100,000	100,625
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	90,000	87,368
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	57,770
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(2)	275,000	263,313
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	57,538
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,554
Williams Partners LP, 4.125%, 11/15/20	80,000	85,216
		2,818,358
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Biomet, Inc., 6.50%, 8/1/20(2)	285,000	301,031
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,750
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	163,125
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	52,000
Medtronic, Inc., 2.75%, 4/1/23	50,000	49,001
		617,907
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	57,643
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	80,531
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	165,750
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	60,431
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	60,000	63,900
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	64,350
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	117,700
Express Scripts, Inc., 7.25%, 6/15/19	140,000	177,327
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	157,500
Gentiva Health Services, Inc., 11.50%, 9/1/18	140,000	144,900
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	155,050
HCA, Inc., 5.75%, 3/15/14	125,000	128,750
HCA, Inc., 6.50%, 2/15/16	200,000	221,000
HCA, Inc., 8.50%, 4/15/19	125,000	136,563
HCA, Inc., 7.25%, 9/15/20	100,000	110,250

29

Shares/ Principal Amount	Value
HCA, Inc., 7.50%, 2/15/22	$ 165,000	$ 192,637
Health Management Associates, Inc., 7.375%, 1/15/20	100,000	109,625
Healthsouth Corp., 8.125%, 2/15/20	70,000	77,875
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	270,000	283,500
NYU Hospitals Center, 4.43%, 7/1/42	30,000	28,476
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	114,300
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	181,500
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	58,006
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	135,313
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,625
WellPoint, Inc., 5.80%, 8/15/40	40,000	46,089
		3,149,591
HOTELS, RESTAURANTS AND LEISURE — 0.3%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	140,000	140,437
Ameristar Casinos, Inc., 7.50%, 4/15/21	350,000	383,250
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	250,700
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	220,000	230,450
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	275,000	171,875
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	175,000	167,234
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	200,000	195,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	150,000	160,125
Dave & Buster’s, Inc., 11.00%, 6/1/18	75,000	84,563
DineEquity, Inc., 9.50%, 10/30/18	75,000	84,750
Marina District Finance Co., Inc., 9.50%, 10/15/15	130,000	136,825
MCE Finance Ltd., 5.00%, 2/15/21(2)	175,000	175,437
MGM Resorts International, 7.625%, 1/15/17	395,000	452,769
MGM Resorts International, 8.625%, 2/1/19	75,000	89,063
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	108,063
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	83,600
Station Casinos LLC, 7.50%, 3/1/21(2)	150,000	157,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	118,913
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	185,062
		3,375,991
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	139,375
Beazer Homes USA, Inc., 7.25%, 2/1/23(2)	20,000	21,275
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	53,375
Meritage Homes Corp., 7.00%, 4/1/22	125,000	140,938
Mohawk Industries, Inc., 3.85%, 2/1/23	40,000	40,584
Standard Pacific Corp., 8.375%, 5/15/18	210,000	248,587
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	201,600
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	174,750
William Lyon Homes, Inc., 8.50%, 11/15/20(2)	125,000	139,844
		1,160,328
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	255,000	267,112
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	131,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,800

30

Shares/ Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	$ 100,000	$ 105,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	104,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	136,719
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	152,625
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(2)	50,000	53,813
		994,944
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	92,000
Bombardier, Inc., 5.75%, 3/15/22(2)	100,000	104,500
General Electric Co., 5.25%, 12/6/17	190,000	219,896
General Electric Co., 4.125%, 10/9/42	40,000	38,437
Harland Clarke Holdings Corp., 9.50%, 5/15/15	261,000	262,631
HD Supply, Inc., 8.125%, 4/15/19	100,000	111,500
HD Supply, Inc., 7.50%, 7/15/20(2)	110,000	116,875
HD Supply, Inc., 10.50%, 1/15/21	110,000	114,538
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	141,250
SPX Corp., 7.625%, 12/15/14	65,000	70,688
		1,272,315
INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	120,000	132,600
Allstate Corp. (The), 7.45%, 5/16/19	20,000	26,092
American International Group, Inc., 3.65%, 1/15/14	40,000	40,735
American International Group, Inc., 5.85%, 1/16/18	120,000	138,555
American International Group, Inc., 6.40%, 12/15/20	90,000	109,090
American International Group, Inc., 4.875%, 6/1/22	50,000	55,360
American International Group, Inc., 6.82%, 11/15/37	105,000	132,099
American International Group, Inc., VRN, 8.18%, 5/15/38	100,000	131,500
AXA SA, VRN, 6.46%, 12/14/18(2)	120,000	122,700
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	78,256
Berkshire Hathaway, Inc., 3.00%, 5/15/22	40,000	39,856
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	49,576
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	136,250
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	127,406
Genworth Holdings, Inc., 7.20%, 2/15/21	40,000	47,502
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	30,000	34,310
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	23,202
Hub International Ltd., 8.125%, 10/15/18(2)	125,000	135,000
ING U.S., Inc., 5.75%, 7/15/22(2)	60,000	67,173
International Lease Finance Corp., 6.625%, 11/15/13	95,000	97,078
International Lease Finance Corp., 5.75%, 5/15/16	215,000	231,569
International Lease Finance Corp., 8.75%, 3/15/17	205,000	243,694
International Lease Finance Corp., 6.25%, 5/15/19	125,000	137,188
Liberty Mutual Group, Inc., 6.50%, 5/1/42(2)	30,000	35,283
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	300,000	315,000
Lincoln National Corp., 6.25%, 2/15/20	100,000	119,132
Markel Corp., 4.90%, 7/1/22	70,000	77,182
MetLife, Inc., 6.75%, 6/1/16	120,000	139,866
MetLife, Inc., 1.76%, 12/15/17	40,000	40,354
MetLife, Inc., 4.125%, 8/13/42	30,000	28,264
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,368
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	70,376
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	45,571
		3,238,187

31

Shares/ Principal Amount	Value
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	$ 75,000	$ 83,719
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	53,563
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	38,648
First Data Corp., 11.25%, 3/31/16	123,000	124,230
First Data Corp., 7.375%, 6/15/19(2)	175,000	185,500
First Data Corp., 8.875%, 8/15/20(2)	100,000	111,000
First Data Corp., 8.25%, 1/15/21(2)	320,000	340,800
First Data Corp., 12.625%, 1/15/21	175,000	192,063
International Business Machines Corp., 1.95%, 7/22/16	230,000	237,697
SunGard Data Systems, Inc., 7.375%, 11/15/18	125,000	133,750
		1,417,251
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	55,000	56,071
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	177,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	90,099
Deere & Co., 5.375%, 10/16/29	120,000	144,470
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	132,300
Navistar International Corp., 8.25%, 11/1/21	50,000	51,187
		595,056
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	104,400
Cablevision Systems Corp., 8.625%, 9/15/17	140,000	163,800
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	149,250
CBS Corp., 4.85%, 7/1/42	50,000	48,840
CC Holdings GS V LLC, 3.85%, 4/15/23(2)	30,000	30,006
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$ 310,000	$ 332,862
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	216,075
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	22,000
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,100
Clear Channel Communications, Inc., 10.75%, 8/1/16	275,000	259,187
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	234,850
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(2)	100,000	106,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	170,000	182,121
Comcast Corp., 5.90%, 3/15/16	243,000	275,937
Comcast Corp., 6.50%, 11/15/35	10,000	12,721
Comcast Corp., 6.40%, 5/15/38	60,000	76,114
CSC Holdings LLC, 6.75%, 11/15/21	120,000	135,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	128,750
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	84,050
Discovery Communications LLC, 5.625%, 8/15/19	50,000	59,124
DISH DBS Corp., 7.125%, 2/1/16	185,000	203,500
DISH DBS Corp., 4.625%, 7/15/17	130,000	130,650
DISH DBS Corp., 6.75%, 6/1/21	205,000	217,813
DISH DBS Corp., 5.00%, 3/15/23	95,000	90,250
DISH DBS Corp., 6.25%, 5/15/23(2)	125,000	125,625
Lamar Media Corp., 5.875%, 2/1/22	115,000	124,775
Lamar Media Corp., 5.00%, 5/1/23	140,000	142,450

32

Shares/ Principal Amount	Value
McClatchy Co. (The), 9.00%, 12/15/22(2)	$ 50,000	$ 54,250
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	250,000	277,500
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	95,000	100,700
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	71,041
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,958
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	148,615
News America, Inc., 6.90%, 8/15/39	100,000	125,305
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	110,000	120,175
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(2)	108,000	108,810
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,082
Qwest Corp., 7.50%, 10/1/14	90,000	97,552
RR Donnelley & Sons Co., 7.25%, 5/15/18	100,000	109,250
RR Donnelley & Sons Co., 8.25%, 3/15/19	95,000	104,500
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	142,500
Sinclair Television Group, Inc., 9.25%, 11/1/17(2)	95,000	101,888
Sinclair Television Group, Inc., 8.375%, 10/15/18	90,000	99,900
Sinclair Television Group, Inc., 5.375%, 4/1/21(2)	100,000	100,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	90,000	100,575
Time Warner Cable, Inc., 6.75%, 7/1/18	65,000	78,900
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	17,955
Time Warner, Inc., 3.15%, 7/15/15	90,000	94,304
Time Warner, Inc., 7.70%, 5/1/32	130,000	177,052
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	240,187
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	119,625
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	271,250
Valassis Communications, Inc., 6.625%, 2/1/21	75,000	77,625
Viacom, Inc., 4.375%, 9/15/14	80,000	83,660
Viacom, Inc., 4.50%, 3/1/21	30,000	32,943
Viacom, Inc., 3.125%, 6/15/22	10,000	9,852
Videotron Ltee, 5.00%, 7/15/22	175,000	180,250
Visant Corp., 10.00%, 10/1/17	125,000	120,313
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	57,637
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	264,375
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	115,000	120,463
		7,587,242
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	36,000
Alcoa, Inc., 5.40%, 4/15/21	40,000	40,673
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	30,000	30,951
ArcelorMittal, 4.25%, 8/5/15	225,000	232,875
ArcelorMittal, 5.00%, 2/25/17	230,000	239,775
ArcelorMittal, 6.125%, 6/1/18	200,000	212,750
ArcelorMittal, 5.75%, 8/5/20	80,000	82,800
ArcelorMittal, 7.25%, 3/1/41	240,000	235,200
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	70,534
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	125,000	129,375
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	100,000	102,125
FMG Resources Pty Ltd., 8.25%, 11/1/19(2)	110,000	116,600
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	20,000	19,535
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	27,063
Newmont Mining Corp., 6.25%, 10/1/39	70,000	74,100
Novelis, Inc., 8.375%, 12/15/17	100,000	108,500
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	50,000	51,797
Southern Copper Corp., 5.25%, 11/8/42	20,000	17,478
Steel Dynamics, Inc., 5.25%, 4/15/23(2)	95,000	99,038
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,406

33

Shares/ Principal Amount	Value
Vale Overseas Ltd., 5.625%, 9/15/19	$ 170,000	$ 192,286
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	52,072
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	50,000	52,693
		2,286,626
MULTI-UTILITIES — 0.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(2)	55,000	57,200
Calpine Corp., 7.25%, 10/15/17(2)	100,000	105,000
Calpine Corp., 7.50%, 2/15/21(2)	90,000	98,100
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	27,293
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	59,000	65,970
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	38,361
Constellation Energy Group, Inc., 5.15%, 12/1/20	50,000	56,746
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,259
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	145,885
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	48,810
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	32,396
Duke Energy Corp., 3.95%, 9/15/14	80,000	83,281
Duke Energy Corp., 3.55%, 9/15/21	40,000	41,852
Duke Energy Florida, Inc., 6.35%, 9/15/37	40,000	51,904
Edison International, 3.75%, 9/15/17	90,000	96,912
EDP Finance BV, 6.00%, 2/2/18(2)	120,000	129,900
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	416,325
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(2)	34,000	30,855
Exelon Generation Co. LLC, 4.00%, 10/1/20	20,000	20,948
Exelon Generation Co. LLC, 5.60%, 6/15/42	$ 30,000	$ 31,918
FirstEnergy Corp., 4.25%, 3/15/23	30,000	29,676
Florida Power Corp., 3.85%, 11/15/42	40,000	37,313
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	293,125
Georgia Power Co., 4.30%, 3/15/42	30,000	29,647
Ipalco Enterprises, Inc., 5.00%, 5/1/18	95,000	102,600
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,158
Northern States Power Co., 3.40%, 8/15/42	30,000	26,668
NRG Energy, Inc., 7.625%, 1/15/18	250,000	283,125
NRG Energy, Inc., 7.625%, 5/15/19	275,000	293,563
PacifiCorp, 6.00%, 1/15/39	30,000	38,023
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,042
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,229
Sempra Energy, 6.50%, 6/1/16	40,000	46,175
Southern Power Co., 5.15%, 9/15/41	20,000	21,789
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	98,750
		3,016,798
MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	126,875
Target Corp., 4.00%, 7/1/42	30,000	28,696
		155,571
OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	100,000	110,625
Xerox Corp., 2.95%, 3/15/17	30,000	30,818
		141,443
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	140,662
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400

34

Shares/ Principal Amount	Value
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	$ 175,000	$ 188,125
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	57,048
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	36,737
Antero Resources Finance Corp., 7.25%, 8/1/19	100,000	108,500
Apache Corp., 2.625%, 1/15/23	60,000	57,616
Apache Corp., 4.75%, 4/15/43	30,000	30,131
Arch Coal, Inc., 8.75%, 8/1/16	70,000	72,538
Bill Barrett Corp., 9.875%, 7/15/16	325,000	343,687
BP Capital Markets plc, 3.20%, 3/11/16	70,000	74,203
BP Capital Markets plc, 2.25%, 11/1/16	100,000	103,575
BP Capital Markets plc, 4.50%, 10/1/20	70,000	78,833
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	140,000
Chesapeake Energy Corp., 6.625%, 8/15/20	210,000	234,675
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	102,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	125,000	131,875
Concho Resources, Inc., 5.50%, 10/1/22	150,000	155,625
ConocoPhillips, 5.75%, 2/1/19	160,000	192,565
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	39,930
Consol Energy, Inc., 8.00%, 4/1/17	170,000	182,750
Continental Resources, Inc., 5.00%, 9/15/22	140,000	145,600
Denbury Resources, Inc., 8.25%, 2/15/20	105,000	118,125
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,083
Devon Energy Corp., 5.60%, 7/15/41	70,000	77,233
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	107,500
EOG Resources, Inc., 5.625%, 6/1/19	120,000	144,640
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	284,687
Forest Oil Corp., 7.50%, 9/15/20(2)	95,000	95,950
Halcon Resources Corp., 8.875%, 5/15/21	100,000	102,250
Hess Corp., 6.00%, 1/15/40	20,000	22,535
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	200,000	204,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	165,000
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,842
Newfield Exploration Co., 5.625%, 7/1/24	88,000	92,840
Noble Energy, Inc., 4.15%, 12/15/21	50,000	54,318
Occidental Petroleum Corp., 2.70%, 2/15/23	20,000	19,390
Peabody Energy Corp., 7.375%, 11/1/16	45,000	51,525
Peabody Energy Corp., 6.00%, 11/15/18	300,000	322,125
Peabody Energy Corp., 6.50%, 9/15/20	50,000	54,125
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	34,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	153,120
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	138,267
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	92,000
Petroleos Mexicanos, 3.50%, 1/30/23(2)	30,000	28,575
Petroleos Mexicanos, 5.50%, 6/27/44(2)	30,000	29,475
Phillips 66, 4.30%, 4/1/22	80,000	86,548
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	72,458
Plains Exploration & Production Co., 6.50%, 11/15/20	150,000	166,875
Plains Exploration & Production Co., 6.625%, 5/1/21	100,000	111,000
Plains Exploration & Production Co., 6.75%, 2/1/22	80,000	89,800

35

Shares/ Principal Amount	Value
QEP Resources, Inc., 5.25%, 5/1/23	$ 100,000	$ 101,500
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	128,125
Range Resources Corp., 5.75%, 6/1/21	100,000	106,250
Range Resources Corp., 5.00%, 8/15/22	155,000	158,100
Sabine Pass LNG LP, 7.50%, 11/30/16	225,000	252,000
Samson Investment Co., 9.75%, 2/15/20(2)	115,000	120,462
SandRidge Energy, Inc., 7.50%, 3/15/21	260,000	269,100
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,217
Shell International Finance BV, 3.625%, 8/21/42	30,000	27,914
Statoil ASA, 2.45%, 1/17/23	80,000	76,631
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,875
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	53,750
Talisman Energy, Inc., 7.75%, 6/1/19	70,000	87,480
Tesoro Corp., 4.25%, 10/1/17	100,000	104,500
Venoco, Inc., 8.875%, 2/15/19	140,000	140,700
WPX Energy, Inc., 5.25%, 1/15/17	125,000	133,437
		7,664,402
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	60,000	59,280
International Paper Co., 6.00%, 11/15/41	60,000	69,762
		129,042
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	162,219
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(2)	60,000	59,916
AbbVie, Inc., 4.40%, 11/6/42(2)	20,000	19,669
Actavis, Inc., 4.625%, 10/1/42	30,000	29,445
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	25,675
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	90,000	97,200
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	37,887
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	50,054
Merck & Co., Inc., 2.40%, 9/15/22	60,000	57,783
Merck & Co., Inc., 2.80%, 5/18/23	140,000	137,653
Merck & Co., Inc., 3.60%, 9/15/42	10,000	9,022
Mylan, Inc., 6.00%, 11/15/18(2)	95,000	103,363
Mylan, Inc., 3.125%, 1/15/23(2)	50,000	47,824
Roche Holdings, Inc., 6.00%, 3/1/19(2)	50,000	61,177
Roche Holdings, Inc., 7.00%, 3/1/39(2)	70,000	99,495
Sanofi, 4.00%, 3/29/21	55,000	60,716
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	10,000	9,884
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	70,000	72,800
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	100,000	107,250
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	225,000	237,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	83,109
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	160,000	167,443
		1,574,740
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 4.50%, 1/15/18	40,000	43,749
American Tower Corp., 4.70%, 3/15/22	10,000	10,654
BRE Properties, Inc., 3.375%, 1/15/23	60,000	58,500
DDR Corp., 3.375%, 5/15/23	30,000	29,034
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,120
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,427

36

Shares/ Principal Amount	Value
Felcor Lodging LP, 6.75%, 6/1/19	$ 20,000	$ 21,450
HCP, Inc., 3.75%, 2/1/16	60,000	63,947
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,466
Health Care REIT, Inc., 3.75%, 3/15/23	70,000	70,293
Host Hotels & Resorts LP, 6.75%, 6/1/16	42,000	42,521
Host Hotels & Resorts LP, 5.875%, 6/15/19	55,000	60,541
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	29,452
Kilroy Realty LP, 3.80%, 1/15/23	90,000	89,739
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	138,750
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	54,250
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	94,000	102,695
Simon Property Group LP, 5.10%, 6/15/15	120,000	130,564
UDR, Inc., 4.25%, 6/1/18	70,000	76,700
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,831
WEA Finance LLC, 4.625%, 5/10/21(2)	50,000	55,080
		1,211,763
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	125,000	132,781
CBRE Services, Inc., 5.00%, 3/15/23	125,000	125,313
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23(2)	200,000	204,500
ProLogis LP, 6.625%, 12/1/19	110,000	132,468
Realogy Corp., 7.875%, 2/15/19(2)	50,000	55,125
		650,187
ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	109,641
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	42,920
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	40,000	39,788
CSX Corp., 4.25%, 6/1/21	10,000	11,042
Union Pacific Corp., 4.75%, 9/15/41	80,000	85,099
		288,490
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	230,000	239,200
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	105,000	114,713
Freescale Semiconductor, Inc., 8.05%, 2/1/20	200,000	215,000
Intel Corp., 1.35%, 12/15/17	60,000	59,730
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	100,000	98,000
		726,643
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	141,563
Intuit, Inc., 5.75%, 3/15/17	303,000	342,447
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,875
Oracle Corp., 2.50%, 10/15/22	100,000	96,213
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	138,281
		769,379
SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	136,719
Hertz Corp. (The), 6.75%, 4/15/19	125,000	136,406
Hertz Corp. (The), 7.375%, 1/15/21	200,000	222,000
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	62,625
Party City Holdings, Inc., 8.875%, 8/1/20(2)	50,000	56,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	246,375
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	75,425
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	150,356
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,900
Sonic Automotive, Inc., 5.00%, 5/15/23(2)	125,000	124,687
Staples, Inc., 4.375%, 1/12/23	50,000	50,225

37

Shares/ Principal Amount	Value
Stewart Enterprises, Inc., 6.50%, 4/15/19	$ 65,000	$ 70,200
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	100,000	106,500
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	85,000	90,419
United Rentals North America, Inc., 5.75%, 7/15/18	95,000	101,888
United Rentals North America, Inc., 8.375%, 9/15/20	300,000	328,500
		2,047,600
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	125,000	140,156
Gap, Inc. (The), 5.95%, 4/12/21	60,000	69,853
Gymboree Corp., 9.125%, 12/1/18	250,000	243,437
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	160,587
L Brands, Inc., 6.90%, 7/15/17	100,000	115,250
L Brands, Inc., 6.625%, 4/1/21	75,000	86,063
L Brands, Inc., 5.625%, 2/15/22	140,000	150,325
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	22,250
Polymer Group, Inc., 7.75%, 2/1/19	125,000	135,313
		1,123,234
TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	140,000	133,798
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	120,520
		254,318
TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(2)	70,000	72,800
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	40,000	56,822
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,133
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	20,000	26,622
Cricket Communications, Inc., 7.75%, 10/15/20	275,000	275,688
MetroPCS Wireless, Inc., 7.875%, 9/1/18	$ 90,000	$ 98,550
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	134,219
Sprint Nextel Corp., 6.00%, 12/1/16	325,000	351,812
Sprint Nextel Corp., 9.00%, 11/15/18(2)	100,000	121,500
Sprint Nextel Corp., 7.00%, 3/1/20(2)	100,000	112,750
Sprint Nextel Corp., 6.00%, 11/15/22	95,000	98,325
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	132,930
Vodafone Group plc, 5.625%, 2/27/17	30,000	34,290
		1,465,641
TOTAL CORPORATE BONDS (Cost $79,431,996)		82,963,103
U.S. Treasury Securities — 6.6%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	67,359
U.S. Treasury Bonds, 5.375%, 2/15/31	620,000	836,807
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,702,532
U.S. Treasury Bonds, 4.375%, 5/15/41	200,000	243,563
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,302,507
U.S. Treasury Bonds, 3.125%, 2/15/43	400,000	388,562
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	506,860
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,130,586	8,045,915
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	818,429	1,070,735
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	850,288	1,115,804
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	679,853	649,843
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,148,080	2,210,845
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,054,490	1,091,644

38

Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	$ 4,816,419	$ 5,024,503
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	1,123,040	1,301,147
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,510,365	1,585,883
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	429,593	482,957
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,626,150	1,899,420
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	807,263	916,432
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	5,479,703	6,151,394
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	619,626	673,359
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,336,881	1,382,209
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,176,123	2,249,567
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,260,475	1,287,555
U.S. Treasury Notes, 1.25%, 4/15/14	400,000	403,844
U.S. Treasury Notes, 0.50%, 10/15/14	700,000	702,899
U.S. Treasury Notes, 2.25%, 1/31/15	2,200,000	2,272,875
U.S. Treasury Notes, 0.375%, 11/15/15	1,000,000	999,766
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	512,109
U.S. Treasury Notes, 2.125%, 12/31/15	3,000,000	3,131,718
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,746,777
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	603,516
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,346,836
U.S. Treasury Notes, 2.375%, 7/31/17	$ 700,000	$ 744,734
U.S. Treasury Notes, 1.875%, 10/31/17	650,000	677,879
U.S. Treasury Notes, 0.875%, 1/31/18	2,200,000	2,191,235
U.S. Treasury Notes, 0.625%, 4/30/18	4,450,000	4,367,257
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	107,797
U.S. Treasury Notes, 1.00%, 5/31/18	1,250,000	1,248,047
U.S. Treasury Notes, 1.625%, 8/15/22	550,000	531,610
U.S. Treasury Notes, 1.625%, 11/15/22	1,400,000	1,346,734
U.S. Treasury Notes, 2.00%, 2/15/23	2,150,000	2,131,860
U.S. Treasury Notes, 1.75%, 5/15/23	200,000	193,063
TOTAL U.S. TREASURY SECURITIES (Cost $66,083,239)		68,447,958
U.S. Government Agency Mortgage-Backed Securities(4) — 3.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 1.97%, 6/15/13	195,051	200,949
FHLMC, VRN, 2.08%, 6/15/13	390,277	401,345
FHLMC, VRN, 2.37%, 6/15/13	272,035	277,467
FHLMC, VRN, 2.37%, 6/15/13	347,831	354,184
FHLMC, VRN, 2.58%, 6/15/13	95,142	99,900
FHLMC, VRN, 2.90%, 6/15/13	45,561	47,615
FHLMC, VRN, 3.23%, 6/15/13	75,721	79,919
FHLMC, VRN, 3.28%, 6/15/13	234,576	244,095
FHLMC, VRN, 3.81%, 6/15/13	152,085	160,943
FHLMC, VRN, 4.03%, 6/15/13	155,193	165,383
FHLMC, VRN, 5.21%, 6/15/13	85,235	91,141
FHLMC, VRN, 5.44%, 6/15/13	205,144	219,162
FHLMC, VRN, 6.15%, 6/15/13	55,490	60,024
FNMA, VRN, 2.71%, 6/25/13	198,817	205,337
FNMA, VRN, 3.33%, 6/25/13	139,133	146,256
FNMA, VRN, 3.36%, 6/25/13	118,371	126,076
FNMA, VRN, 3.83%, 6/25/13	111,818	118,634
FNMA, VRN, 3.93%, 6/25/13	121,287	128,886
FNMA, VRN, 3.95%, 6/25/13	71,427	76,160
FNMA, VRN, 5.42%, 6/25/13	258,307	278,639
		3,482,115

39

Shares/ Principal Amount	Value
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.7%
FHLMC, 7.00%, 6/1/14	$ 1,865	$ 1,903
FHLMC, 4.50%, 1/1/19	165,570	175,206
FHLMC, 5.00%, 1/1/21	191,450	206,473
FHLMC, 5.00%, 4/1/21	278,766	299,508
FHLMC, 7.00%, 8/1/29	1,773	2,090
FHLMC, 8.00%, 7/1/30	13,312	16,306
FHLMC, 5.50%, 12/1/33	124,983	138,439
FHLMC, 6.00%, 11/1/38	989,006	1,075,074
FHLMC, 6.50%, 7/1/47	16,735	18,502
FNMA, 6.00%, 4/1/14	2,416	2,433
FNMA, 7.50%, 6/1/15	895	899
FNMA, 5.50%, 12/1/16	31,231	33,283
FNMA, 4.50%, 5/1/19	96,809	103,373
FNMA, 4.50%, 5/1/19	118,266	126,285
FNMA, 5.00%, 9/1/20	84,554	91,040
FNMA, 7.00%, 6/1/26	671	787
FNMA, 7.50%, 3/1/27	2,616	2,693
FNMA, 7.00%, 1/1/29	4,787	5,656
FNMA, 6.50%, 4/1/29	16,676	18,766
FNMA, 6.50%, 8/1/29	12,953	14,660
FNMA, 6.50%, 12/1/29	26,213	29,598
FNMA, 7.00%, 3/1/30	6,835	8,080
FNMA, 8.00%, 7/1/30	12,018	13,377
FNMA, 7.50%, 9/1/30	3,940	4,760
FNMA, 5.00%, 7/1/31	15,809	17,524
FNMA, 7.00%, 9/1/31	16,260	19,211
FNMA, 6.50%, 1/1/32	11,338	13,230
FNMA, 6.50%, 8/1/32	12,504	13,993
FNMA, 6.50%, 11/1/32	110,608	127,532
FNMA, 5.50%, 6/1/33	47,140	51,941
FNMA, 5.50%, 8/1/33	85,030	93,034
FNMA, 5.00%, 11/1/33	557,841	607,236
FNMA, 4.50%, 9/1/35	361,621	386,715
FNMA, 5.00%, 1/1/36	2,148,953	2,335,605
FNMA, 5.00%, 2/1/36	493,366	536,243
FNMA, 5.50%, 1/1/37	380,522	414,913
FNMA, 5.50%, 2/1/37	208,286	226,069
FNMA, 6.50%, 8/1/37	175,719	194,628
FNMA, 4.50%, 2/1/39	563,447	602,196
FNMA, 3.50%, 1/1/41	738,891	768,294
FNMA, 4.00%, 1/1/41	1,899,091	2,057,584
FNMA, 4.50%, 1/1/41	944,598	1,028,155
FNMA, 4.50%, 2/1/41	927,553	992,501
FNMA, 4.00%, 5/1/41	757,270	799,645
FNMA, 4.50%, 7/1/41	1,088,276	1,185,222
FNMA, 4.00%, 12/1/41	$ 633,799	$ 682,734
FNMA, 4.00%, 1/1/42	374,753	396,074
FNMA, 3.50%, 5/1/42	1,853,614	1,925,638
FNMA, 3.50%, 6/1/42	241,143	251,041
FNMA, 3.50%, 9/1/42	2,064,214	2,141,195
FNMA, 3.00%, 11/1/42	783,154	788,651
FNMA, 6.50%, 6/1/47	24,213	26,675
FNMA, 6.50%, 8/1/47	55,126	60,731
FNMA, 6.50%, 8/1/47	32,116	35,381
FNMA, 6.50%, 9/1/47	37,608	41,432
FNMA, 6.50%, 9/1/47	24,336	26,810
FNMA, 6.50%, 9/1/47	148,433	163,525
FNMA, 6.50%, 9/1/47	4,603	5,071
FNMA, 6.50%, 9/1/47	31,946	35,194
GNMA, 7.50%, 10/15/25	2,566	2,925
GNMA, 6.00%, 3/15/26	29,535	33,291
GNMA, 7.00%, 12/15/27	5,033	5,932
GNMA, 6.50%, 2/15/28	2,520	2,798
GNMA, 7.00%, 8/15/29	1,903	1,971
GNMA, 7.50%, 5/15/30	3,421	3,611
GNMA, 7.00%, 5/15/31	25,923	31,662
GNMA, 5.50%, 11/15/32	71,647	78,597
GNMA, 6.50%, 10/15/38	1,044,712	1,197,183
GNMA, 4.00%, 1/20/41	1,749,460	1,883,142
GNMA, 4.50%, 5/20/41	930,948	1,014,814
GNMA, 4.50%, 6/15/41	778,321	848,534
GNMA, 4.00%, 6/20/42	1,617,676	1,729,139
		28,274,413
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,597,026)		31,756,528
Municipal Securities — 0.6%
Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.15%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	33,744
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	66,479
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.11%, 6/3/13	500,000	500,000

40

Shares/ Principal Amount	Value
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	$ 95,000	$ 126,066
Big Bear Lake Rev., Series 1993 A, (Southwest Gas Corp.), VRDN, 0.13%, 6/5/13 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	74,186
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	28,902
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	62,824
California GO, (Building Bonds), 7.60%, 11/1/40	20,000	29,542
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.21%, 6/5/13 (LOC: JPMorgan Chase Bank N.A.)	450,000	450,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	85,970
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	50,000	55,385
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.11%, 6/3/13 (LOC: Bayerische Landesbank)	500,000	500,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	66,127
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	42,958
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.09%, 6/3/13 (LOC: Bank of America N.A.)	375,000	375,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	95,702
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	52,441
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	101,864
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	$ 30,000	$ 42,384
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	38,691
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	89,460
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.21%, 6/5/13 (LOC: FNMA)	255,000	255,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	62,873
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	44,595
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	108,595
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	167,993
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	50,542
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	60,815
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	66,284
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.20%, 6/6/13 (LOC: Bank of America N.A.)	500,000	500,000

41

Shares/ Principal Amount	Value
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.21%, 6/5/13 (LOC: Citibank N.A.)	$ 400,000	$ 400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,703
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.15%, 6/6/13 (LOC: JPMorgan Chase Bank N.A.)	435,000	435,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 6/5/13 (LOC: Citibank N.A.)	425,000	425,000
TOTAL MUNICIPAL SECURITIES (Cost $6,168,191)		6,468,125
Commercial Mortgage-Backed Securities(4) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	27,219	27,340
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/13	200,000	217,122
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/13	175,000	189,470
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(2)	175,000	172,844
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	133,131
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 6/1/13	100,000	108,487
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	235,023	238,798
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/1/13	300,000	308,447
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/1/13	$ 43,105	$ 43,201
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/13	250,000	262,633
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/13	100,000	104,673
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/13	375,000	387,554
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	340,000	361,194
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	600,000	634,265
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	225,000	233,728
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 6/10/13(2)	175,000	173,875
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	194,363	198,290
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	400,000	408,576
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 6/11/13	200,000	206,671
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/13	75,000	78,411
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/13	250,000	268,605
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/11/13	325,000	352,883

42

Shares/ Principal Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	$ 75,000	$ 73,963
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	22,949	22,960
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	295,801	309,750
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	26,600	26,924
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	470,570
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,994,487)		6,014,365
Commercial Paper(5) — 0.5%
Bank of Nova Scotia, 0.18%, 8/30/13	500,000	499,784
BNP Paribas Finance, Inc., 0.20%, 6/3/13	500,000	499,994
Catholic Health Initiatives, 0.21%, 6/4/13	500,000	499,995
Crown Point Capital Co., 0.17%, 6/26/13(2)	500,000	499,940
Govco LLC, 0.24%, 7/22/13(2)	500,000	499,809
Legacy Capital LLC, 0.17%, 7/1/13(2)	500,000	499,926
Lexington Parker Capital, 0.17%, 6/5/13(2)	500,000	499,990
San Francisco City and Country Public Utilities Commission Water Rev., 0.17%, 6/17/13	500,000	500,000
Societe Generale SA, 0.20%, 6/5/13	500,000	499,990
Toyota Motor Credit Corp., 0.22%, 8/9/13	500,000	499,896
TOTAL COMMERCIAL PAPER (Cost $4,999,230)		4,999,324
Collateralized Mortgage Obligations(4) — 0.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	59,819	61,908
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	$ 301,422	$ 236,592
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	84,367	86,442
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	125,000	132,364
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	70,341	72,587
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.43%, 6/1/13	26,706	27,416
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 6/1/13	143,510	144,839
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.40%, 6/1/13	95,811	96,508
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 6/1/13	82,039	83,141
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 6/1/13	213,226	221,069
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.87%, 6/1/13	79,113	79,389
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 6/1/13	215,432	214,222
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 6/1/13(2)	236,463	239,506
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	93,023	98,252
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.52%, 6/1/13	142,712	142,689
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.85%, 6/1/13	119,668	127,853
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/13	110,088	110,755

43

Shares/ Principal Amount	Value

Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	$ 141,124	$ 149,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	152,504	160,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 6/1/13	285,013	296,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	184,781	195,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	49,554	51,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 6/1/13	109,903	111,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.72%, 6/1/13	70,685	72,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 6/1/13	136,858	141,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	241,481	255,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	109,537	114,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	166,265	176,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	99,886	107,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 6/1/13	162,254	163,447
		4,172,732
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	$ 501,581	$ 556,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,650,950)		4,729,682
Exchange-Traded Funds — 0.4%
iShares MSCI EAFE Index Fund	10,576	635,406
iShares MSCI Emerging Markets Index Fund	17,110	705,103
iShares Russell 2000 Value Index Fund	1,596	137,767
iShares Russell Midcap Growth Index Fund	4,920	357,832
iShares Russell Midcap Value Index Fund	30,091	1,767,545
iShares S&P SmallCap 600 Index Fund	237	21,491
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,305,476)		3,625,144
Sovereign Governments and Agencies — 0.2%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$ 390,000	457,470
Brazilian Government International Bond, 5.625%, 1/7/41	80,000	89,400
		546,870
CANADA†
Hydro-Quebec, 8.40%, 1/15/22	37,000	52,041
Province of Ontario Canada, 5.45%, 4/27/16	100,000	113,482
Province of Ontario Canada, 1.60%, 9/21/16	60,000	61,510
		227,033
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	108,750
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	40,000	48,280

44

Shares/ Principal Amount	Value

MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	$ 70,000	$ 79,450
Mexico Government International Bond, 5.95%, 3/19/19	200,000	238,000
Mexico Government International Bond, 5.125%, 1/15/20	70,000	80,150
Mexico Government International Bond, 6.05%, 1/11/40	110,000	130,900
Mexico Government International Bond, MTN, 4.75%, 3/8/44	30,000	29,850
		558,350
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	40,000	51,500
Peruvian Government International Bond, 5.625%, 11/18/50	60,000	68,250
		119,750
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	70,000	79,800
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	107,135
Korea Development Bank (The), 3.25%, 3/9/16	80,000	83,853
Korea Development Bank (The), 4.00%, 9/9/16	70,000	75,203
		266,191
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	30,000	26,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,806,971)		1,981,424
U.S. Government Agency Securities†
FHLMC, 2.375%, 1/13/22	80,000	81,622
FNMA, 6.625%, 11/15/30	100,000	144,931
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $230,045)		226,553
Asset-Backed Securities(4)†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	$ 64,213	$ 68,387
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	95,882	104,990
TOTAL ASSET-BACKED SECURITIES (Cost $167,788)		173,377
Preferred Stocks†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(2)	131	128,437
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	652	16,952
Inland Real Estate Corp., Series A, 8.125%	450	12,033
PS Business Parks, Inc., 6.45%	386	10,036
		39,021
TOTAL PREFERRED STOCKS (Cost $163,801)		167,458
Convertible Preferred Stocks†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,483	49,265
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	228	23,114
TOBACCO†
Universal Corp., 6.75%	22	28,619
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,116)		100,998
Temporary Cash Investments — 1.8%
SSgA U.S. Government Money Market Fund (Cost $19,085,084)	19,085,084	19,085,084
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $822,720,642)		1,045,504,021
OTHER ASSETS AND LIABILITIES — 0.1%		1,300,085
TOTAL NET ASSETS — 100.0%		$1,046,804,106

45

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	1,272,629	CAD	1,321,340	UBS AG	6/28/2013	$ (1,126)
USD	274,900	CHF	267,698	Credit Suisse AG	6/28/2013	(5,113)
EUR	12,763	USD	16,559	UBS AG	6/28/2013	31
USD	1,332,974	EUR	1,036,301	UBS AG	6/28/2013	(14,127)
USD	599,306	EUR	465,922	UBS AG	6/28/2013	(6,352)
USD	502,491	EUR	390,655	UBS AG	6/28/2013	(5,325)
USD	19,798	EUR	15,299	UBS AG	6/28/2013	(89)
USD	916,473	GBP	606,538	Credit Suisse AG	6/28/2013	(4,950)
						$(37,051)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GDR = Global Depositary Receipt

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MTN = Medium Term Note

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

PIK = Payment in Kind

SEQ = Sequential Payer

USD = United States Dollar

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,259,297, which represented 1.8% of total net assets.

(3)	Security is in default.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

46

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $822,720,642)	$1,045,504,021
Foreign currency holdings, at value (cost of $429,609)	429,114
Receivable for investments sold	5,395,436
Receivable for capital shares sold	1,037,355
Unrealized gain on forward foreign currency exchange contracts	31
Dividends and interest receivable	3,621,024
Other assets	24,915
1,056,011,896

Liabilities
Payable for investments purchased	6,652,523
Payable for capital shares redeemed	1,306,005
Unrealized loss on forward foreign currency exchange contracts	37,082
Accrued management fees	1,057,825
Distribution and service fees payable	154,355
9,207,790

Net Assets	$1,046,804,106

Net Assets Consist of:
Capital (par value and paid-in surplus)	$779,843,550
Undistributed net investment income	3,315,291
Undistributed net realized gain	40,902,869
Net unrealized appreciation	222,742,396
$1,046,804,106

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$491,056,545	56,269,261	$8.73
Institutional Class, $0.01 Par Value	$87,491,718	10,060,707	$8.70
A Class, $0.01 Par Value	$367,607,131	41,947,021	$8.76	*
B Class, $0.01 Par Value	$9,491,930	1,092,573	$8.69
C Class, $0.01 Par Value	$65,263,602	7,530,668	$8.67
R Class, $0.01 Par Value	$25,893,180	2,953,260	$8.77
*Maximum offering price $9.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

47

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $318,107)	$ 9,061,965
Interest	3,883,813
12,945,778

Expenses:
Management fees	6,152,983
Distribution and service fees:
A Class	449,078
B Class	49,830
C Class	308,493
R Class	60,750
Directors’ fees and expenses	27,755
Other expenses	6,549
7,055,438

Net investment income (loss)	5,890,340

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	61,529,485
Futures contract transactions	226,797
Foreign currency transactions	84,795
61,841,077

Change in net unrealized appreciation (depreciation) on:
Investments	36,552,496
Translation of assets and liabilities in foreign currencies	(59,395)
36,493,101

Net realized and unrealized gain (loss)	98,334,178

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,224,518

See Notes to Financial Statements.

48

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$ 5,890,340	$ 12,281,138
Net realized gain (loss)	61,841,077	56,413,808
Change in net unrealized appreciation (depreciation)	36,493,101	55,950,998
Net increase (decrease) in net assets resulting from operations	104,224,518	124,645,944

Distributions to Shareholders
From net investment income:
Investor Class	(6,115,350)	(6,055,286)
Institutional Class	(2,352,342)	(2,324,310)
A Class	(4,475,326)	(2,831,283)
B Class	(111,468)	—
C Class	(629,373)	—
R Class	(268,082)	(81,750)
From net realized gains:
Investor Class	(16,334,696)	—
Institutional Class	(5,657,353)	—
A Class	(12,563,232)	—
B Class	(370,091)	—
C Class	(2,119,675)	—
R Class	(804,957)	—
Decrease in net assets from distributions	(51,801,945)	(11,292,629)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(53,228,586)	(54,767,789)

Net increase (decrease) in net assets	(806,013)	58,585,526

Net Assets
Beginning of period	1,047,610,119	989,024,593
End of period	$1,046,804,106	$1,047,610,119

Undistributed net investment income	$3,315,291	$11,376,892

See Notes to Financial Statements.

49

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

50

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

51

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.19% for the Investor Class, A Class, B Class, C Class and R Class and 0.99% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $368,255,687, of which $42,963,513 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $474,321,379, of which $38,046,407 represented U.S. Treasury and Government Agency obligations.

52

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	8,092,961	$ 68,013,005	8,432,750	$ 66,851,951
Issued in reinvestment of distributions	2,722,259	22,078,259	797,341	5,958,858
Redeemed	(7,871,063)	(66,313,874)	(15,596,079)	(124,298,407)
	2,944,157	23,777,390	(6,365,988)	(51,487,598)
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	2,416,598	20,199,521	8,600,333	68,740,407
Issued in reinvestment of distributions	991,318	7,984,724	310,080	2,316,870
Redeemed	(13,149,564)	(109,825,175)	(6,305,544)	(50,901,061)
	(9,741,648)	(81,640,930)	2,604,869	20,156,216
A Class/Shares Authorized	225,000,000		225,000,000
Sold	3,758,100	31,808,167	8,060,947	64,247,394
Issued in reinvestment of distributions	2,050,698	16,712,932	371,458	2,763,599
Redeemed	(5,983,311)	(50,531,832)	(10,796,210)	(86,364,529)
	(174,513)	(2,010,733)	(2,363,805)	(19,353,536)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	7,778	64,372	13,977	114,215
Issued in reinvestment of distributions	57,561	466,659	—	—
Redeemed	(213,961)	(1,801,719)	(254,420)	(2,033,063)
	(148,622)	(1,270,688)	(240,443)	(1,918,848)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	835,928	7,025,073	1,030,958	8,173,756
Issued in reinvestment of distributions	316,737	2,562,606	—	—
Redeemed	(578,035)	(4,867,342)	(1,440,864)	(11,455,214)
	574,630	4,720,337	(409,906)	(3,281,458)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	582,257	4,925,426	1,084,426	8,749,458
Issued in reinvestment of distributions	131,446	1,072,988	11,108	81,750
Redeemed	(329,373)	(2,802,376)	(967,679)	(7,713,773)
	384,330	3,196,038	127,855	1,117,435
Net increase (decrease)	(6,161,666)	$ (53,228,586)	(6,647,418)	$ (54,767,789)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

53

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$609,465,106	—	—
Foreign Common Stocks	20,583,630	$184,716,162	—
Corporate Bonds	—	82,963,103	—
U.S. Treasury Securities	—	68,447,958	—
U.S. Government Agency Mortgage-Backed Securities	—	31,756,528	—
Municipal Securities	—	6,468,125	—
Commercial Mortgage-Backed Securities	—	6,014,365	—
Commercial Paper	—	4,999,324	—
Collateralized Mortgage Obligations	—	4,729,682	—
Exchange-Traded Funds	3,625,144	—	—
Sovereign Governments and Agencies	—	1,981,424	—
U.S. Government Agency Securities	—	226,553	—
Asset-Backed Securities	—	173,377	—
Preferred Stocks	—	167,458	—
Convertible Preferred Stocks	—	100,998	—
Temporary Cash Investments	19,085,084	—	—
Total Value of Investment Securities	$652,758,964	$392,745,057	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(37,051)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund

54

may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly purchased and sold interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of May 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$31	Unrealized loss on forward foreign currency exchange contracts	$37,082

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$145,499	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	146,466	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(33,034)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	81,298	Change in net unrealized appreciation (depreciation) on futures contracts	—
		$373,263		$(33,034)

55

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$839,987,883
Gross tax appreciation of investments	$212,523,988
Gross tax depreciation of investments	(7,007,850)
Net tax appreciation (depreciation) of investments	$205,516,138

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

56

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$8.31	0.05	0.78	0.83	(0.11)	(0.30)	(0.41)	$8.73	10.47%	1.20	%(4)	1.26	%(4)	36%	$491,057
2012	$7.46	0.10	0.85	0.95	(0.10)	—	(0.10)	$8.31	12.92%	1.20%		1.30%		80%	$442,983
2011	$7.30	0.09	0.15	0.24	(0.08)	—	(0.08)	$7.46	3.32%	1.20%		1.19%		91%	$445,035
2010	$6.59	0.08	0.72	0.80	(0.09)	—	(0.09)	$7.30	12.18%	1.21%		1.11%		98%	$478,255
2009	$5.29	0.08	1.32	1.40	(0.10)	—	(0.10)	$6.59	26.83%	1.21%		1.43%		134%	$429,634
2008	$9.47	0.11	(3.03)	(2.92)	(0.13)	(1.13)	(1.26)	$5.29	(35.37)%	1.19%		1.57%		146%	$350,838
Institutional Class
2013(3)	$8.28	0.06	0.78	0.84	(0.12)	(0.30)	(0.42)	$8.70	10.71%	1.00	%(4)	1.46	%(4)	36%	$87,492
2012	$7.44	0.12	0.85	0.97	(0.13)	—	(0.13)	$8.28	13.13%	1.00%		1.50%		80%	$163,871
2011	$7.30	0.11	0.15	0.26	(0.12)	—	(0.12)	$7.44	3.46%	1.00%		1.39%		91%	$127,983
2010	$6.60	0.09	0.72	0.81	(0.11)	—	(0.11)	$7.30	12.46%	1.01%		1.31%		98%	$122,223
2009	$5.31	0.09	1.31	1.40	(0.11)	—	(0.11)	$6.60	26.78%	1.01%		1.63%		134%	$126,801
2008	$9.49	0.13	(3.03)	(2.90)	(0.15)	(1.13)	(1.28)	$5.31	(35.14)%	0.99%		1.77%		146%	$80,646

57

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$8.34	0.04	0.79	0.83	(0.11)	(0.30)	(0.41)	$8.76	10.35%	1.45	%(4)	1.01	%(4)	36%	$367,607
2012	$7.47	0.08	0.85	0.93	(0.06)	—	(0.06)	$8.34	12.61%	1.45%		1.05%		80%	$351,492
2011	$7.30	0.07	0.15	0.22	(0.05)	—	(0.05)	$7.47	2.94%	1.45%		0.94%		91%	$332,329
2010	$6.57	0.06	0.72	0.78	(0.05)	—	(0.05)	$7.30	11.96%	1.46%		0.86%		98%	$352,882
2009	$5.28	0.07	1.30	1.37	(0.08)	—	(0.08)	$6.57	26.38%	1.46%		1.18%		134%	$351,285
2008	$9.44	0.10	(3.03)	(2.93)	(0.10)	(1.13)	(1.23)	$5.28	(35.44)%	1.44%		1.32%		146%	$273,892
B Class
2013(3)	$8.29	0.01	0.78	0.79	(0.09)	(0.30)	(0.39)	$8.69	9.92%	2.20	%(4)	0.26	%(4)	36%	$9,492
2012	$7.41	0.02	0.86	0.88	—	—	—	$8.29	11.88%	2.20%		0.30%		80%	$10,287
2011	$7.25	0.01	0.15	0.16	—	—	—	$7.41	2.21%	2.20%		0.19%		91%	$10,982
2010	$6.52	0.01	0.72	0.73	—	—	—	$7.25	11.20%	2.21%		0.11%		98%	$12,471
2009	$5.25	0.02	1.29	1.31	(0.04)	—	(0.04)	$6.52	25.22%	2.21%		0.43%		134%	$13,183
2008	$9.38	0.04	(3.00)	(2.96)	(0.04)	(1.13)	(1.17)	$5.25	(35.89)%	2.19%		0.57%		146%	$9,768
C Class
2013(3)	$8.27	0.01	0.78	0.79	(0.09)	(0.30)	(0.39)	$8.67	9.95%	2.20	%(4)	0.26	%(4)	36%	$65,264
2012	$7.39	0.02	0.86	0.88	—	—	—	$8.27	11.91%	2.20%		0.30%		80%	$57,519
2011	$7.24	0.01	0.14	0.15	—	—	—	$7.39	2.07%	2.20%		0.19%		91%	$54,470
2010	$6.51	0.01	0.72	0.73	—	—	—	$7.24	11.21%	2.21%		0.11%		98%	$55,588
2009	$5.23	0.02	1.30	1.32	(0.04)	—	(0.04)	$6.51	25.51%	2.21%		0.43%		134%	$49,193
2008	$9.36	0.04	(3.00)	(2.96)	(0.04)	(1.13)	(1.17)	$5.23	(35.98)%	2.19%		0.57%		146%	$27,826

58

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$8.35	0.03	0.79	0.82	(0.10)	(0.30)	(0.40)	$8.77	10.26%	1.70	%(4)	0.76	%(4)	36%	$25,893
2012	$7.47	0.06	0.85	0.91	(0.03)	—	(0.03)	$8.35	12.30%	1.70%		0.80%		80%	$21,458
2011	$7.28	0.05	0.15	0.20	(0.01)	—	(0.01)	$7.47	2.78%	1.70%		0.69%		91%	$18,226
2010	$6.53	0.04	0.73	0.77	(0.02)	—	(0.02)	$7.28	11.78%	1.71%		0.61%		98%	$17,624
2009	$5.25	0.05	1.30	1.35	(0.07)	—	(0.07)	$6.53	26.02%	1.71%		0.93%		134%	$9,947
2008	$9.40	0.08	(3.02)	(2.94)	(0.08)	(1.13)	(1.21)	$5.25	(35.68)%	1.69%		1.07%		146%	$4,160

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

59

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

60

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78948 1307

SEMIANNUAL REPORT              MAY 31, 2013

Strategic Allocation: Conservative Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	41
Statement of Operations	42
Statement of Changes in Net Assets	43
Notes to Financial Statements	44
Financial Highlights	51
Additional Information	54

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

              Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSCX	5.20%	11.09%	4.74%	5.90%	6.15%	2/15/96
S&P 500 Index	—	16.43%	27.28%	5.42%	7.57%	7.52%(2)	—
Barclays U.S. Aggregate Bond Index	—	-1.05%	0.92%	5.50%	4.66%	5.96%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.04%	0.08%	0.26%	1.64%	2.80%(2)	—
Institutional Class	ACCIX	5.29%	11.11%	4.95%	6.11%	5.27%	8/1/00
A Class(3) No sales charge* With sales charge*	ACCAX	5.08% -0.93%	10.64% 4.22%	4.45% 3.24%	5.64% 5.02%	5.90% 5.53%	10/2/96
B Class No sales charge* With sales charge*	ACVBX	4.83% -0.17%	9.96% 5.96%	3.71% 3.53%	— —	4.59% 4.59%	9/30/04
C Class No sales charge* With sales charge*	AACCX	4.65% 3.65%	9.96% 9.96%	3.71% 3.71%	— —	4.58% 4.58%	9/30/04
R Class	AACRX	4.96%	10.38%	4.23%	—	4.91%	3/31/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Common Stocks	% of net assets
Exxon Mobil Corp.	0.9%
Apple, Inc.	0.6%
Johnson & Johnson	0.6%
Microsoft Corp.	0.6%
Pfizer, Inc.	0.5%
Cisco Systems, Inc.	0.5%
General Electric Co.	0.5%
JPMorgan Chase & Co.	0.5%
Wells Fargo & Co.	0.4%
Chevron Corp.	0.4%

Geographic Composition of Common Stocks	% of net assets
United States	38.1%
United Kingdom	1.2%
Japan	1.0%
France	0.8%
Other Countries	3.7%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.7 years
Average Duration (effective)	5.0 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	38.1%
Foreign Common Stocks	6.7%
U.S. Treasury Securities	19.3%
U.S. Government Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	8.2%
Sovereign Governments and Agencies	6.8%
Municipal Securities	4.2%
Commercial Paper	3.6%
Commercial Mortgage-Backed Securities	1.5%
Exchange-Traded Funds	0.4%
Collateralized Mortgage Obligations	0.2%
U.S. Government Agency Securities	0.1%
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Temporary Cash Investments	2.0%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.00	$5.12	1.00%
Institutional Class	$1,000	$1,052.90	$4.09	0.80%
A Class	$1,000	$1,050.80	$6.39	1.25%
B Class	$1,000	$1,048.30	$10.21	2.00%
C Class	$1,000	$1,046.50	$10.20	2.00%
R Class	$1,000	$1,049.60	$7.66	1.50%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.04	1.00%
Institutional Class	$1,000	$1,020.94	$4.03	0.80%
A Class	$1,000	$1,018.70	$6.29	1.25%
B Class	$1,000	$1,014.96	$10.05	2.00%
C Class	$1,000	$1,014.96	$10.05	2.00%
R Class	$1,000	$1,017.45	$7.54	1.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 44.8%
AEROSPACE AND DEFENSE — 1.4%
AAR Corp.	504	$ 10,110
Aerovironment, Inc.(1)	700	14,049
American Science & Engineering, Inc.	790	47,432
B/E Aerospace, Inc.(1)	2,947	186,958
Boeing Co. (The)	8,568	848,403
Erickson Air-Crane, Inc.(1)	565	14,052
European Aeronautic Defence and Space Co. NV	6,809	387,645
General Dynamics Corp.	14,139	1,090,117
Honeywell International, Inc.	18,892	1,482,266
KEYW Holding Corp. (The)(1)	1,288	18,998
Moog, Inc., Class A(1)	146	7,310
Northrop Grumman Corp.	16,255	1,339,249
Orbital Sciences Corp.(1)	326	5,927
Precision Castparts Corp.	1,973	422,064
Raytheon Co.	13,489	898,907
Rolls-Royce Holdings plc	10,043	181,637
Rolls-Royce Holdings plc Preference Shares(1)	1,256,997	1,910
Teledyne Technologies, Inc.(1)	90	6,950
Textron, Inc.	16,966	457,403
TransDigm Group, Inc.	1,750	255,675
Triumph Group, Inc.	560	43,484
United Technologies Corp.	5,127	486,552
		8,207,098
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	6,373	547,441
UTi Worldwide, Inc.	544	8,611
		556,052
AIRLINES — 0.2%
Alaska Air Group, Inc.(1)	1,718	97,617
JetBlue Airways Corp.(1)	951	5,906
Ryanair Holdings plc ADR	6,403	312,722
Southwest Airlines Co.	36,121	511,835
		928,080
AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	2,584	45,969
Autoliv, Inc.	4,272	335,181
BorgWarner, Inc.(1)	5,298	429,509
Continental AG	1,960	258,562
Cooper Tire & Rubber Co.	4,098	105,892
Dana Holding Corp.	829	15,685
Delphi Automotive plc	6,769	330,395
Superior Industries International, Inc.	195	3,551
		1,524,744
AUTOMOBILES — 0.5%
Daimler AG	5,081	325,792
Ford Motor Co.	55,460	869,613
Fuji Heavy Industries Ltd.	13,000	291,942
Harley-Davidson, Inc.	9,317	508,149
Isuzu Motors Ltd.	25,000	186,627
Tesla Motors, Inc.(1)	712	69,605
Thor Industries, Inc.	3,475	148,417
Toyota Motor Corp.	11,600	684,255
Winnebago Industries, Inc.(1)	755	15,674
		3,100,074
BEVERAGES — 0.6%
Anheuser-Busch InBev NV	3,708	341,803
Beam, Inc.	3,164	205,154
Boston Beer Co., Inc., Class A(1)	47	7,183
Brown-Forman Corp., Class B	1,344	92,494
Coca-Cola Amatil Ltd.	11,532	141,797
Coca-Cola Co. (The)	22,629	904,934
Constellation Brands, Inc., Class A(1)	2,840	150,548
Dr Pepper Snapple Group, Inc.	8,070	371,059
Monster Beverage Corp.(1)	2,038	111,254
PepsiCo, Inc.	12,811	1,034,744
Pernod-Ricard SA	891	106,997
Treasury Wine Estates Ltd.	63,498	366,981
		3,834,948
BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc.(1)	352	11,774
Aegerion Pharmaceuticals, Inc.(1)	244	17,770
Alexion Pharmaceuticals, Inc.(1)	5,529	539,299
Alkermes plc(1)	915	28,594

8

Shares/ Principal Amount	Value

Alnylam Pharmaceuticals, Inc.(1)	403	$ 12,344
Amgen, Inc.	12,096	1,216,011
Arena Pharmaceuticals, Inc.(1)	1,546	13,667
Celgene Corp.(1)	1,765	218,242
Cepheid, Inc.(1)	507	17,623
CSL Ltd.	3,665	207,767
Cubist Pharmaceuticals, Inc.(1)	479	26,321
Dendreon Corp.(1)	1,450	5,800
Exact Sciences Corp.(1)	580	6,519
Exelixis, Inc.(1)	1,652	7,996
Gilead Sciences, Inc.(1)	11,925	649,674
Grifols SA(1)	11,344	415,132
Halozyme Therapeutics, Inc.(1)	906	6,405
ImmunoGen, Inc.(1)	605	11,114
Infinity Pharmaceuticals, Inc.(1)	222	5,983
Ironwood Pharmaceuticals, Inc.(1)	655	8,744
Isis Pharmaceuticals, Inc.(1)	891	19,290
Keryx Biopharmaceuticals, Inc.(1)	664	5,319
Neurocrine Biosciences, Inc.(1)	687	8,883
Onyx Pharmaceuticals, Inc.(1)	979	93,446
Opko Health, Inc.(1)	1,144	7,562
PDL BioPharma, Inc.	993	8,192
Pharmacyclics, Inc.(1)	386	35,373
Regeneron Pharmaceuticals, Inc.(1)	1,937	468,502
Seattle Genetics, Inc.(1)	690	23,681
Theravance, Inc.(1)	496	17,380
United Therapeutics Corp.(1)	1,041	69,195
		4,183,602
BUILDING PRODUCTS — 0.2%
American Woodmark Corp.(1)	533	19,359
AO Smith Corp.	291	11,407
Apogee Enterprises, Inc.	1,133	30,229
Builders FirstSource, Inc.(1)	5,266	35,493
Daikin Industries Ltd.	8,100	351,156
Fortune Brands Home & Security, Inc.	9,126	385,847
Lennox International, Inc.	3,828	244,954
Ply Gem Holdings, Inc.(1)	122	2,818
Quanex Building Products Corp.	738	13,660
		1,094,923
CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	2,865	469,860
Ameriprise Financial, Inc.	7,840	639,117
Bank of New York Mellon Corp. (The)	12,340	370,940
BlackRock, Inc.	1,890	527,688
Calamos Asset Management, Inc., Class A	474	4,986
Charles Schwab Corp. (The)	16,985	337,322
Evercore Partners, Inc. Class A	171	6,792
Federated Investors, Inc. Class B	4,193	116,020
Fifth Street Finance Corp.	858	9,009
Franklin Resources, Inc.	2,457	380,368
Goldman Sachs Group, Inc. (The)	9,446	1,531,008
Hercules Technology Growth Capital, Inc.	440	5,896
HFF, Inc., Class A	860	16,177
Janus Capital Group, Inc.	10,147	88,989
KKR & Co. LP	5,937	115,653
Manning & Napier, Inc.	325	6,464
Morgan Stanley	8,320	215,488
Northern Trust Corp.	18,320	1,065,308
PennantPark Investment Corp.	1,799	20,041
Schroders plc	3,956	140,417
Solar Capital Ltd.	786	18,078
State Street Corp.	2,436	161,215
Stifel Financial Corp.(1)	385	13,856
Triangle Capital Corp.	841	23,901
UBS AG	24,771	430,842
Waddell & Reed Financial, Inc.	7,476	344,195
Walter Investment Management Corp.(1)	641	23,339
		7,082,969
CHEMICALS — 1.1%
Agrium, Inc.	1,706	157,600
Airgas, Inc.	1,229	126,452
Akzo Nobel NV	4,147	264,768
BASF SE	2,583	252,394

9

Shares/ Principal Amount	Value

Celanese Corp.	4,106	$ 202,631
CF Industries Holdings, Inc.	1,129	215,594
Chemtura Corp.(1)	385	8,828
Christian Hansen Holding A/S	9,593	341,856
Cytec Industries, Inc.	1,777	127,002
E.I. du Pont de Nemours & Co.	2,730	152,307
Eastman Chemical Co.	4,614	330,916
Flotek Industries, Inc.(1)	825	14,347
FMC Corp.	3,836	240,555
H.B. Fuller Co.	564	23,445
Hawkins, Inc.	355	14,157
Huntsman Corp.	5,025	97,736
Innophos Holdings, Inc.	547	27,667
Intrepid Potash, Inc.	1,614	30,311
Koninklijke DSM NV	2,750	179,033
Kraton Performance Polymers, Inc.(1)	547	11,345
Kronos Worldwide, Inc.	979	16,555
LyondellBasell Industries NV, Class A	13,846	922,836
Minerals Technologies, Inc.	247	10,522
Monsanto Co.	11,537	1,161,084
NewMarket Corp.	553	151,655
OM Group, Inc.(1)	202	5,927
PPG Industries, Inc.	3,149	483,718
Sensient Technologies Corp.	270	11,143
Sherwin-Williams Co. (The)	960	180,989
Shin-Etsu Chemical Co. Ltd.	4,200	264,125
Syngenta AG	581	227,987
Tronox Ltd. Class A	2,333	53,846
Umicore SA	1,660	78,791
W.R. Grace & Co.(1)	1,431	120,934
Westlake Chemical Corp.	1,342	125,343
		6,634,399
COMMERCIAL BANKS — 2.1%
American National Bankshares, Inc.	737	15,985
Banco Bilbao Vizcaya Argentaria SA	25,071	235,050
Bank of Ireland(1)	1,290,381	307,310
Bank of Nova Scotia	3,434	195,557
Bank of the Ozarks, Inc.	440	19,206
BankUnited, Inc.	2,355	57,886
BNP Paribas SA	7,447	434,076
BOC Hong Kong Holdings Ltd.	30,500	100,734
BOK Financial Corp.	133	8,658
Boston Private Financial Holdings, Inc.	1,034	10,185
Cathay General Bancorp.	1,715	34,797
Central Pacific Financial Corp.(1)	620	11,371
CIT Group, Inc.(1)	3,062	141,097
Comerica, Inc.	10,400	410,696
Commerce Bancshares, Inc.	13,713	596,790
Commonwealth Bank of Australia	7,155	453,246
Cullen/Frost Bankers, Inc.	4,330	278,635
CVB Financial Corp.	891	10,220
DBS Group Holdings Ltd.	14,000	189,478
DNB ASA	12,901	207,747
Erste Group Bank AG	7,348	233,145
F.N.B. Corp.	396	4,554
First Financial Bankshares, Inc.	430	23,650
First Horizon National Corp.	1,012	11,618
First Interstate Bancsystem, Inc.	877	17,356
First Niagara Financial Group, Inc.	1,451	14,176
FirstMerit Corp.	941	17,757
Fulton Financial Corp.	556	6,388
Heritage Financial Corp.	921	12,719
Home Bancshares, Inc.	848	35,701
HSBC Holdings plc (Hong Kong)	60,038	658,182
KeyCorp	39,106	421,563
Lakeland Financial Corp.	678	18,699
Lloyds Banking Group plc(1)	446,095	409,350
MB Financial, Inc.	507	12,934
National Bankshares, Inc.	462	15,426
OFG Bancorp	1,265	22,492
Pacific Continental Corp.	922	10,326
Park Sterling Corp.(1)	2,003	11,718
Pinnacle Financial Partners, Inc.(1)	1,089	27,334
PNC Financial Services Group, Inc. (The)	19,711	1,412,096
Popular, Inc.(1)	605	18,150

10

Shares/ Principal Amount	Value
Prosperity Bancshares, Inc.	320	$ 16,029
Signature Bank(1)	491	37,895
Standard Chartered plc	11,129	255,913
Sumitomo Mitsui Financial Group, Inc.	6,100	238,772
SunTrust Banks, Inc.	16,279	522,393
Susquehanna Bancshares, Inc.	1,128	13,547
Swedbank AB A Shares	11,334	268,426
TCF Financial Corp.	359	5,170
Texas Capital Bancshares, Inc.(1)	901	39,788
U.S. Bancorp	27,580	966,955
UniCredit SpA	23,690	133,946
ViewPoint Financial Group, Inc.	1,219	23,076
Washington Banking Co.	638	8,702
Wells Fargo & Co.	65,335	2,649,334
Westamerica Bancorp.	6,995	314,985
		12,628,989
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	20,440	829,660
Avery Dennison Corp.	2,460	107,010
Deluxe Corp.	3,286	122,896
G&K Services, Inc., Class A	775	37,440
Mobile Mini, Inc.(1)	606	20,392
Multi-Color Corp.	704	20,690
Republic Services, Inc.	39,637	1,351,622
Stericycle, Inc.(1)	2,560	280,986
Tyco International Ltd.	31,070	1,050,477
US Ecology, Inc.	717	19,631
Waste Management, Inc.	4,959	207,931
		4,048,735
COMMUNICATIONS EQUIPMENT — 0.8%
Bel Fuse, Inc., Class B	515	8,199
Brocade Communications Systems, Inc.(1)	7,774	42,213
Cisco Systems, Inc.	117,588	2,831,519
F5 Networks, Inc.(1)	1,169	97,272
Harris Corp.	1,640	82,213
InterDigital, Inc.	350	16,097
Procera Networks, Inc.(1)	1,170	17,269
QUALCOMM, Inc.	16,713	1,060,941
Riverbed Technology, Inc.(1)	12,589	194,626
Telefonaktiebolaget LM Ericsson B Shares	23,040	269,471
		4,619,820
COMPUTERS AND PERIPHERALS — 1.3%
Apple, Inc.	8,500	3,822,280
Electronics for Imaging, Inc.(1)	392	10,933
EMC Corp.(1)	43,409	1,074,807
Hewlett-Packard Co.	13,100	319,902
NetApp, Inc.(1)	27,300	1,024,569
SanDisk Corp.(1)	3,581	211,351
Seagate Technology plc	3,853	165,987
Toshiba Corp.	40,000	188,960
Western Digital Corp.	8,938	565,954
		7,384,743
CONSTRUCTION AND ENGINEERING — 0.1%
Chicago Bridge & Iron Co. NV New York Shares	2,549	161,352
EMCOR Group, Inc.	176	6,996
Great Lakes Dredge & Dock Corp.	1,595	13,238
MasTec, Inc.(1)	5,921	188,288
Quanta Services, Inc.(1)	12,117	343,759
		713,633
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,325	171,469
Headwaters, Inc.(1)	3,605	38,249
HeidelbergCement AG	2,208	167,562
James Hardie Industries SE	22,577	213,300
Martin Marietta Materials, Inc.	1,335	145,555
Texas Industries, Inc.(1)	2,188	156,245
		892,380
CONSUMER FINANCE — 0.2%
Capital One Financial Corp.	6,710	408,840
Cash America International, Inc.	7,311	348,808
Discover Financial Services	5,389	255,493
		1,013,141
CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	7,603	297,657
Berry Plastics Group, Inc.(1)	1,067	22,418
Graphic Packaging Holding Co.(1)	2,686	20,655
Owens-Illinois, Inc.(1)	9,976	273,841
Packaging Corp. of America	7,579	371,371
Sealed Air Corp.	589	14,148

11

Shares/ Principal Amount	Value
Silgan Holdings, Inc.	352	$ 16,463
Sonoco Products Co.	7,803	273,261
		1,289,814
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	121	7,162
Pool Corp.	649	33,391
		40,553
DIVERSIFIED CONSUMER SERVICES†
Coinstar, Inc.(1)	2,286	133,137
Grand Canyon Education, Inc.(1)	761	24,443
Sotheby’s	701	26,112
Steiner Leisure, Ltd.(1)	581	29,509
		213,201
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	45,870	626,584
Citigroup, Inc.	31,857	1,656,245
Compass Diversified Holdings	386	6,659
JPMorgan Chase & Co.	48,742	2,660,826
MarketAxess Holdings, Inc.	481	20,856
Moody’s Corp.	7,807	518,697
MSCI, Inc., Class A(1)	1,338	47,151
ORIX Corp.	40,100	527,162
PHH Corp.(1)	905	18,245
		6,082,425
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	64,409	2,253,671
CenturyLink, Inc.	29,565	1,009,645
Iliad SA	661	137,622
Telenor ASA	17,874	374,057
tw telecom, inc., Class A(1)	14,574	415,796
Verizon Communications, Inc.	25,106	1,217,139
		5,407,930
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	7,700	352,814
Edison International	8,744	401,699
El Paso Electric Co.	880	31,495
Empire District Electric Co. (The)	13,664	296,919
Exelon Corp.	3,320	104,049
Great Plains Energy, Inc.	29,275	660,737
IDACORP, Inc.	4,232	199,877
Northeast Utilities	4,469	186,223
NV Energy, Inc.	20,168	472,738
Pinnacle West Capital Corp.	5,400	304,992
Portland General Electric Co.	13,897	423,025
PPL Corp.	12,390	367,983
UNS Energy Corp.	143	6,704
Westar Energy, Inc.	13,570	430,440
Xcel Energy, Inc.	28,647	822,742
		5,062,437
ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd. ADR	11,959	260,587
Acuity Brands, Inc.	286	21,470
AMETEK, Inc.	3,278	141,446
Belden, Inc.	477	25,496
Brady Corp., Class A	3,854	125,409
Eaton Corp. plc	10,428	688,874
Emerson Electric Co.	9,400	540,124
Encore Wire Corp.	260	8,998
Franklin Electric Co., Inc.	508	17,175
Generac Holdings, Inc.	635	25,717
GrafTech International Ltd.(1)	1,948	16,344
Regal-Beloit Corp.	2,219	149,805
Rockwell Automation, Inc.	8,091	712,170
Schneider Electric SA	3,620	283,293
		3,016,908
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Audience, Inc.(1)	905	12,670
Avnet, Inc.(1)	2,887	98,620
Cognex Corp.	447	20,084
FARO Technologies, Inc.(1)	686	25,670
FEI Co.	230	16,562
FLIR Systems, Inc.	1,472	35,858
Ingram Micro, Inc. Class A(1)	1,446	27,633
Jabil Circuit, Inc.	355	7,121
Littelfuse, Inc.	448	32,923
Molex, Inc., Class A	8,427	206,967
Murata Manufacturing Co. Ltd.	4,600	348,906
OSI Systems, Inc.(1)	133	7,693
RealD, Inc.(1)	1,210	18,259
TE Connectivity Ltd.	14,246	632,380
Trimble Navigation Ltd.(1)	17,328	483,451
TTM Technologies, Inc.(1)	1,970	15,918

12

Shares/ Principal Amount	Value
Vishay Intertechnology, Inc.(1)	1,762	$ 25,655
		2,016,370
ENERGY EQUIPMENT AND SERVICES — 0.7%
Atwood Oceanics, Inc.(1)	3,683	193,394
Baker Hughes, Inc.	9,770	444,340
Bristow Group, Inc.	362	22,752
Cal Dive International, Inc.(1)	5,302	10,975
Cameron International Corp.(1)	5,949	362,116
Core Laboratories NV	695	95,743
Dril-Quip, Inc.(1)	507	45,858
Geospace Technologies Corp.(1)	147	12,768
Gulfmark Offshore, Inc. Class A	297	13,620
Helmerich & Payne, Inc.	4,524	279,312
Hornbeck Offshore Services, Inc.(1)	843	43,853
Key Energy Services, Inc.(1)	1,750	11,340
Matrix Service Co.(1)	662	10,916
McDermott International, Inc.(1)	1,453	13,876
National Oilwell Varco, Inc.	10,430	733,229
Nuverra Environmental Solutions, Inc.(1)	1,395	5,301
Oceaneering International, Inc.	7,515	544,687
Petroleum Geo-Services ASA	9,734	143,875
RPC, Inc.	6,603	83,132
Schlumberger Ltd.	9,597	700,869
Technip SA	2,381	263,001
Tetra Technologies, Inc.(1)	1,000	10,410
		4,045,367
FOOD AND STAPLES RETAILING — 1.1%
Carrefour SA	11,878	345,924
Casey’s General Stores, Inc.	270	16,405
Costco Wholesale Corp.	4,950	542,866
CVS Caremark Corp.	23,723	1,365,970
Distribuidora Internacional de Alimentacion SA	25,060	194,950
Jeronimo Martins SGPS SA	11,640	247,530
Kroger Co. (The)	12,910	434,680
Rite Aid Corp.(1)	10,232	30,082
Safeway, Inc.	14,068	323,705
Sysco Corp.	18,427	622,833
United Natural Foods, Inc.(1)	345	18,257
Village Super Market, Inc., Class A	419	15,671
Wal-Mart Stores, Inc.	18,614	1,393,072
Weis Markets, Inc.	481	19,678
Wesfarmers Ltd.	4,808	179,900
Whole Foods Market, Inc.	12,620	654,473
		6,405,996
FOOD PRODUCTS — 0.8%
Annie’s, Inc.(1)	1,478	57,509
Archer-Daniels-Midland Co.	14,100	454,443
Associated British Foods plc	9,379	256,048
ConAgra Foods, Inc.	10,814	364,324
Dole Food Co., Inc.(1)	1,103	10,445
General Mills, Inc.	14,309	673,668
Hain Celestial Group, Inc. (The)(1)	2,776	184,937
Hershey Co. (The)	3,386	301,726
Ingredion, Inc.	1,864	126,976
J&J Snack Foods Corp.	478	36,280
Kellogg Co.	4,121	255,708
Kraft Foods Group, Inc.	4,375	241,194
Mead Johnson Nutrition Co.	5,880	476,692
Mondelez International, Inc. Class A	18,100	533,226
Nestle SA	5,559	366,821
Pinnacle Foods, Inc.(1)	3,450	84,732
Post Holdings, Inc.(1)	709	29,913
Snyders-Lance, Inc.	410	10,627
TreeHouse Foods, Inc.(1)	685	44,854
Unilever plc	7,737	325,220
		4,835,343
GAS UTILITIES — 0.1%
AGL Resources, Inc.	12,051	510,119
Laclede Group, Inc. (The)	7,149	338,362
		848,481
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Abaxis, Inc.	215	9,462
Abbott Laboratories	25,125	921,334
Align Technology, Inc.(1)	570	20,377
Analogic Corp.	103	8,187
Arthrocare Corp.(1)	221	7,499
Becton Dickinson and Co.	7,989	787,875

13

Shares/ Principal Amount	Value
Boston Scientific Corp.(1)	27,157	$ 250,931
CareFusion Corp.(1)	19,809	727,981
Cie Generale d’Optique Essilor International SA	2,694	293,597
Coloplast A/S B Shares	4,591	261,083
Conceptus, Inc.(1)	266	8,241
Cooper Cos., Inc. (The)	2,359	266,591
Covidien plc	1,937	123,193
Cyberonics, Inc.(1)	234	11,164
DENTSPLY International, Inc.	1,869	78,049
DexCom, Inc.(1)	597	12,436
Endologix, Inc.(1)	500	6,720
Haemonetics Corp.(1)	607	25,057
HeartWare International, Inc.(1)	129	11,774
ICU Medical, Inc.(1)	111	7,924
IDEXX Laboratories, Inc.(1)	1,487	122,588
Insulet Corp.(1)	425	12,690
Integra LifeSciences Holdings Corp.(1)	264	10,003
Intuitive Surgical, Inc.(1)	543	270,159
Masimo Corp.	469	10,154
Medtronic, Inc.	38,871	1,982,810
Meridian Bioscience, Inc.	420	9,076
Mettler-Toledo International, Inc.(1)	638	139,250
Neogen Corp.(1)	216	11,766
NxStage Medical, Inc.(1)	575	8,021
Orthofix International NV(1)	810	22,388
ResMed, Inc.	1,839	88,272
St. Jude Medical, Inc.	10,601	458,281
STERIS Corp.	6,817	309,083
Stryker Corp.	10,564	701,344
Sysmex Corp.	3,900	254,854
Utah Medical Products, Inc.	359	16,611
Volcano Corp.(1)	477	9,111
West Pharmaceutical Services, Inc.	197	13,504
Zimmer Holdings, Inc.	8,085	634,753
		8,924,193
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Acadia Healthcare Co., Inc.(1)	235	7,847
Accretive Health, Inc.(1)	394	4,484
Aetna, Inc.	8,440	509,607
Air Methods Corp.	847	31,712
AmerisourceBergen Corp.	8,659	468,279
Bio-Reference Labs, Inc.(1)	258	7,959
Brookdale Senior Living, Inc.(1)	2,800	79,380
Cardinal Health, Inc.	4,436	208,314
Catamaran Corp.(1)	10,369	510,362
Centene Corp.(1)	422	20,889
Chemed Corp.	167	11,693
CIGNA Corp.	2,644	179,528
Emeritus Corp.(1)	311	7,906
Express Scripts Holding Co.(1)	6,222	386,511
Health Management Associates, Inc., Class A(1)	484	6,674
HealthSouth Corp.(1)	1,079	31,604
Humana, Inc.	4,197	339,034
IPC The Hospitalist Co., Inc.(1)	158	7,704
Landauer, Inc.	111	5,903
LifePoint Hospitals, Inc.(1)	11,292	561,551
MWI Veterinary Supply, Inc.(1)	150	18,226
National Healthcare Corp.	209	9,925
Owens & Minor, Inc.	563	19,243
Patterson Cos., Inc.	8,265	322,996
Quest Diagnostics, Inc.	10,366	641,033
Team Health Holdings, Inc.(1)	3,727	145,614
VCA Antech, Inc.(1)	264	6,748
WellCare Health Plans, Inc.(1)	377	19,657
WellPoint, Inc.	7,010	539,560
		5,109,943
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	468	6,482
athenahealth, Inc.(1)	290	24,519
Cerner Corp.(1)	3,034	298,182
Computer Programs & Systems, Inc.	121	6,060
HMS Holdings Corp.(1)	951	23,680
Medidata Solutions, Inc.(1)	195	13,459
Quality Systems, Inc.	414	7,402
		379,784
HOTELS, RESTAURANTS AND LEISURE — 0.9%
AFC Enterprises, Inc.(1)	653	23,808
Bally Technologies, Inc.(1)	2,718	154,790
Bloomin’ Brands, Inc.(1)	620	14,421

14

Shares/ Principal Amount	Value
Bob Evans Farms, Inc.	135	$ 6,232
Carnival Corp.	20,662	683,912
CEC Entertainment, Inc.	6,911	276,786
Cedar Fair LP	768	31,419
Cracker Barrel Old Country Store, Inc.	1,486	132,938
Domino’s Pizza, Inc.	520	30,820
Dunkin’ Brands Group, Inc.	3,072	121,651
InterContinental Hotels Group plc	6,671	192,241
International Game Technology	29,520	527,818
International Speedway Corp., Class A	2,657	92,092
Las Vegas Sands Corp.	1,900	110,010
Life Time Fitness, Inc.(1)	187	9,320
Marriott International, Inc. Class A	7,485	314,445
McDonald’s Corp.	5,801	560,203
Norwegian Cruise Line Holdings Ltd.(1)	4,006	123,184
Orient-Express Hotels Ltd. Class A(1)	1,436	17,002
Panera Bread Co., Class A(1)	652	125,073
Papa John’s International, Inc.(1)	754	48,580
Red Robin Gourmet Burgers, Inc.(1)	444	23,314
Sands China Ltd.	50,000	265,257
Six Flags Entertainment Corp.	544	40,566
Starbucks Corp.	3,867	243,892
Starwood Hotels & Resorts Worldwide, Inc.	2,300	157,090
Whitbread plc	8,650	374,943
Wyndham Worldwide Corp.	6,738	391,613
		5,093,420
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc.(1)	565	27,069
CSS Industries, Inc.	467	12,912
Garmin Ltd.	9,049	316,082
Helen of Troy Ltd.(1)	207	8,212
La-Z-Boy, Inc.	980	18,101
Lennar Corp., Class A	2,799	110,057
M.D.C. Holdings, Inc.	1,408	52,251
M/I Homes, Inc.(1)	2,102	52,235
Mohawk Industries, Inc.(1)	3,026	336,400
Newell Rubbermaid, Inc.	16,700	451,568
PulteGroup, Inc.(1)	2,535	54,731
Standard Pacific Corp.(1)	6,917	61,215
Toll Brothers, Inc.(1)	4,802	164,084
TRI Pointe Homes, Inc.(1)	682	11,485
William Lyon Homes Class A(1)	204	5,314
		1,681,716
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co.(1)	1,143	8,675
Church & Dwight Co., Inc.	4,336	263,672
Clorox Co.	1,702	141,402
Energizer Holdings, Inc.	4,425	423,517
Kimberly-Clark Corp.	2,348	227,357
Procter & Gamble Co. (The)	26,627	2,043,889
Svenska Cellulosa AB B Shares	16,668	414,087
Unicharm Corp.	5,200	290,820
		3,813,419
INDUSTRIAL CONGLOMERATES — 0.7%
Carlisle Cos., Inc.	756	49,450
Danaher Corp.	13,272	820,475
General Electric Co.	116,860	2,725,175
Koninklijke Philips Electronics NV	16,617	469,594
		4,064,694
INSURANCE — 2.3%
ACE Ltd.	3,592	322,131
Aflac, Inc.	9,698	540,082
AIA Group Ltd.	69,400	306,266
Allied World Assurance Co. Holdings AG	1,729	154,590
Allstate Corp. (The)	18,001	868,368
American Equity Investment Life Holding Co.	423	6,853
American International Group, Inc.(1)	21,617	961,092
AMERISAFE, Inc.	476	16,151
Amtrust Financial Services, Inc.	634	20,941
Aon plc	4,042	257,354
Argo Group International Holdings Ltd.	349	13,804
Aspen Insurance Holdings Ltd.	505	18,572
Axis Capital Holdings Ltd.	5,396	235,050
Baldwin & Lyons, Inc., Class B	728	17,246

15

Shares/ Principal Amount	Value
Berkshire Hathaway, Inc., Class B(1)	11,096	$ 1,265,721
Chubb Corp. (The)	7,968	694,013
Cincinnati Financial Corp.	2,455	116,220
CNO Financial Group, Inc.	1,026	12,661
Endurance Specialty Holdings Ltd.	458	23,051
First American Financial Corp.	4,195	100,177
Hanover Insurance Group, Inc. (The)	265	13,311
HCC Insurance Holdings, Inc.	9,866	422,758
Hiscox Ltd.	29,140	245,041
Infinity Property & Casualty Corp.	382	22,060
Loews Corp.	8,670	397,259
Marsh & McLennan Cos., Inc.	9,656	386,433
MetLife, Inc.	33,391	1,476,216
Muenchener Rueckversicherungs AG	1,941	363,349
National Financial Partners Corp.(1)	264	6,655
Platinum Underwriters Holdings Ltd.	212	12,105
Primerica, Inc.	202	7,114
Principal Financial Group, Inc.	8,510	322,103
ProAssurance Corp.	514	25,803
Prudential Financial, Inc.	9,090	626,937
Reinsurance Group of America, Inc.	8,788	579,041
RenaissanceRe Holdings Ltd.	1,161	99,800
Symetra Financial Corp.	16,890	235,784
Torchmark Corp.	1,457	93,991
Travelers Cos., Inc. (The)	18,317	1,533,499
United Fire Group, Inc.	676	18,151
Unum Group	8,462	240,998
Validus Holdings Ltd.	286	10,327
Zurich Financial Services AG	1,141	301,674
		13,390,752
INTERNET AND CATALOG RETAIL — 0.3%
Amazon.com, Inc.(1)	1,171	315,034
Expedia, Inc.	12,559	721,640
priceline.com, Inc.(1)	296	237,963
Rakuten, Inc.	30,800	341,391
Shutterfly, Inc.(1)	418	20,373
		1,636,401
INTERNET SOFTWARE AND SERVICES — 0.6%
Angie’s List, Inc.(1)	274	6,428
CoStar Group, Inc.(1)	327	36,562
eBay, Inc.(1)	8,058	435,938
Equinix, Inc.(1)	629	127,460
Google, Inc. Class A(1)	2,281	1,985,405
LinkedIn Corp., Class A(1)	1,544	258,666
Market Leader, Inc.(1)	1,538	16,457
NIC, Inc.	503	8,410
OpenTable, Inc.(1)	210	14,007
Telecity Group plc	29,054	427,158
Trulia, Inc.(1)	300	9,222
ValueClick, Inc.(1)	943	24,839
Web.com Group, Inc.(1)	2,000	41,980
Yahoo Japan Corp.	540	245,521
		3,638,053
IT SERVICES — 0.6%
Accenture plc, Class A	3,209	263,491
Alliance Data Systems Corp.(1)	3,386	599,627
Computer Task Group, Inc.	671	14,977
DST Systems, Inc.	386	26,317
EVERTEC, Inc.(1)	627	12,553
FleetCor Technologies, Inc.(1)	288	25,079
Global Payments, Inc.	429	20,575
Heartland Payment Systems, Inc.	857	27,475
International Business Machines Corp.	7,246	1,507,313
MasterCard, Inc., Class A	1,191	679,168
MAXIMUS, Inc.	292	21,792
MoneyGram International, Inc.(1)	550	10,824
SYKES Enterprises, Inc.(1)	1,225	19,367
Teradata Corp.(1)	2,394	133,465
VeriFone Systems, Inc.(1)	1,072	25,010
WEX, Inc.(1)	258	19,058
		3,406,091
LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Brunswick Corp.	1,742	58,479
Hasbro, Inc.	9,526	423,716

16

Shares/ Principal Amount	Value
Mattel, Inc.	9,712	$ 434,612
Polaris Industries, Inc.	147	14,040
		930,847
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	8,846	402,051
Covance, Inc.(1)	2,400	178,992
Luminex Corp.(1)	397	7,650
PAREXEL International Corp.(1)	400	18,276
Thermo Fisher Scientific, Inc.	1,560	137,748
Waters Corp.(1)	1,899	183,652
		928,369
MACHINERY — 0.7%
Altra Holdings, Inc.	816	23,509
Barnes Group, Inc.	385	11,635
Briggs & Stratton Corp.	736	17,222
Caterpillar, Inc.	1,738	149,120
Chart Industries, Inc.(1)	203	19,748
CLARCOR, Inc.	241	13,072
Crane Co.	2,243	134,019
Dover Corp.	3,548	277,631
Dynamic Materials Corp.	1,233	19,851
FANUC Corp.	1,100	162,560
Flowserve Corp.	736	123,744
FreightCar America, Inc.	638	11,573
Global Brass & Copper Holdings, Inc.(1)	572	7,550
Graham Corp.	440	12,320
Ingersoll-Rand plc	2,380	136,921
ITT Corp.	7,192	216,839
Kadant, Inc.	231	6,912
Kaydon Corp.	10,960	296,358
Kennametal, Inc.	786	34,065
Kone Oyj	1,492	131,162
Kubota Corp.	29,000	431,935
Lincoln Electric Holdings, Inc.	1,696	101,421
Lindsay Corp.	38	3,088
Middleby Corp.(1)	403	65,886
Mitsubishi Heavy Industries Ltd.	41,000	251,308
Mueller Industries, Inc., Class A	132	7,187
Mueller Water Products, Inc. Class A	4,170	31,734
PACCAR, Inc.	6,580	352,688
Parker-Hannifin Corp.	3,175	316,738
SKF AB B Shares	5,552	133,973
Standex International Corp.	89	4,643
Trinity Industries, Inc.	3,443	140,922
Valmont Industries, Inc.	823	125,368
Volvo AB B Shares	21,488	313,489
Woodward, Inc.	8,645	338,452
		4,424,643
MEDIA — 1.3%
Belo Corp. Class A	1,440	16,157
CBS Corp., Class B	16,631	823,234
Comcast Corp., Class A	49,647	1,993,327
DIRECTV(1)	359	21,946
Discovery Communications, Inc. Class A(1)	3,419	269,622
Discovery Communications, Inc. Class C(1)	2,497	174,715
E.W. Scripps Co. (The), Class A(1)	1,672	22,823
Entercom Communications Corp., Class A(1)	2,842	26,374
Entravision Communications Corp., Class A	11,411	52,833
Kabel Deutschland Holding AG	3,757	355,616
Liberty Global, Inc. Class A(1)	5,567	410,288
LIN TV Corp., Class A(1)	2,354	28,554
Nexstar Broadcasting Group, Inc. Class A	583	16,324
Publicis Groupe SA	3,776	268,480
Regal Entertainment Group Class A	1,285	22,745
Scripps Networks Interactive, Inc. Class A	4,753	320,162
SES SA	2,457	72,428
Sinclair Broadcast Group, Inc., Class A	1,948	52,654
Sirius XM Radio, Inc.	49,926	173,742
Sky Deutschland AG(1)	37,562	251,342
Time Warner Cable, Inc.	11,887	1,135,327
Time Warner, Inc.	16,221	946,820
Viacom, Inc., Class B	6,571	432,963
		7,888,476

17

Shares/ Principal Amount	Value
METALS AND MINING — 0.5%
BHP Billiton Ltd.	15,351	$ 500,272
Century Aluminum Co.(1)	1,345	13,329
Coeur Mining, Inc.(1)	2,465	34,978
Compass Minerals International, Inc.	309	26,963
Freeport-McMoRan Copper & Gold, Inc.	17,360	539,028
Haynes International, Inc.	405	19,821
Iluka Resources Ltd.	21,240	224,579
Lonmin plc(1)	23,441	104,584
Newmont Mining Corp.	12,052	413,143
Nucor Corp.	15,021	668,585
Rio Tinto Ltd.	5,649	293,172
Schnitzer Steel Industries, Inc. Class A	716	17,685
Worthington Industries, Inc.	2,685	92,310
		2,948,449
MULTI-UTILITIES — 0.2%
Avista Corp.	1,045	27,912
DTE Energy Co.	1,932	128,691
PG&E Corp.	19,773	888,005
		1,044,608
MULTILINE RETAIL — 0.3%
Dillard’s, Inc., Class A	1,969	181,680
Macy’s, Inc.	9,880	477,599
Target Corp.	17,748	1,233,486
		1,892,765
OIL, GAS AND CONSUMABLE FUELS — 3.2%
Alliance Resource Partners LP	288	20,817
Alon USA Partners LP	1,254	30,836
Apache Corp.	14,403	1,182,918
BG Group plc	30,039	546,705
Bill Barrett Corp.(1)	198	4,469
Cabot Oil & Gas Corp.	5,245	369,038
Chevron Corp.	20,491	2,515,270
ConocoPhillips	2,947	180,769
Delek US Holdings, Inc.	3,847	138,607
Devon Energy Corp.	7,324	416,369
Energy XXI Bermuda Ltd.	550	14,041
ENI SpA	15,132	342,172
EOG Resources, Inc.	2,416	311,906
EQT Midstream Partners LP	396	19,349
Exxon Mobil Corp.	59,033	5,340,716
Global Partners LP	322	10,597
Gulfport Energy Corp.(1)	1,149	54,796
Hugoton Royalty Trust	1,586	14,195
Imperial Oil Ltd.	25,776	1,006,675
Kodiak Oil & Gas Corp.(1)	1,786	15,681
Marathon Petroleum Corp.	9,431	778,057
Murphy Oil Corp.	5,889	372,891
Noble Energy, Inc.	4,784	275,798
Oasis Petroleum, Inc.(1)	3,680	136,749
Occidental Petroleum Corp.	13,555	1,248,009
Pacific Coast Oil Trust	1,339	24,517
PBF Energy, Inc.	550	16,043
Peabody Energy Corp.	4,490	88,318
Rosetta Resources, Inc.(1)	763	35,754
Royal Dutch Shell plc, Class A	16,650	554,473
Scorpio Tankers, Inc.(1)	748	7,099
Southwestern Energy Co.(1)	10,920	411,575
Spectra Energy Partners LP	1,726	61,463
Statoil ASA	9,864	223,207
Swift Energy Co.(1)	720	9,763
Tesoro Corp.	4,272	263,369
Total SA ADR	11,990	597,701
Vaalco Energy, Inc.(1)	1,288	7,883
Valero Energy Corp.	12,180	494,873
W&T Offshore, Inc.	852	12,558
Western Refining, Inc.	11,718	391,030
Williams Partners LP	5,472	272,998
		18,820,054
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	627	18,848
Clearwater Paper Corp.(1)	483	23,102
International Paper Co.	9,780	451,347
KapStone Paper and Packaging Corp.	1,315	38,148
Neenah Paper, Inc.	433	13,600
P.H. Glatfelter Co.	352	8,705
Wausau Paper Corp.	441	5,151
West Fraser Timber Co. Ltd.	1,227	91,142
		650,043
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,645	179,278
L’Oreal SA	1,840	308,456

18

Shares/ Principal Amount	Value
Nu Skin Enterprises, Inc., Class A	809	$ 47,569
Prestige Brands Holdings, Inc.(1)	943	27,715
		563,018
PHARMACEUTICALS — 2.5%
AbbVie, Inc.	16,555	706,733
Actavis, Inc.(1)	2,594	319,814
Akorn, Inc.(1)	527	7,657
Allergan, Inc.	2,836	282,154
Auxilium Pharmaceuticals, Inc.(1)	400	5,968
Bayer AG	1,870	201,155
Bristol-Myers Squibb Co.	15,584	717,020
Eli Lilly & Co.	15,473	822,545
GlaxoSmithKline plc	5,993	155,340
Hospira, Inc.(1)	11,937	413,975
Impax Laboratories, Inc.(1)	999	18,931
Jazz Pharmaceuticals plc(1)	603	40,986
Johnson & Johnson	38,684	3,256,419
Medicines Co. (The)(1)	448	14,430
Merck & Co., Inc.	50,088	2,339,110
Nektar Therapeutics(1)	759	7,188
Novartis AG	6,657	477,012
Novo Nordisk A/S B Shares	2,172	348,694
Optimer Pharmaceuticals, Inc.(1)	504	7,499
Perrigo Co.	3,057	354,337
Pfizer, Inc.	107,657	2,931,500
Questcor Pharmaceuticals, Inc.	429	14,659
Roche Holding AG	2,931	725,248
Sanofi	7,248	762,231
Santarus, Inc.(1)	511	11,380
VIVUS, Inc.(1)	805	11,833
Zoetis, Inc.	2,361	75,552
		15,029,370
PROFESSIONAL SERVICES — 0.2%
Adecco SA	2,963	164,671
Barrett Business Services, Inc.	486	28,348
Capita Group plc (The)	17,715	258,089
CDI Corp.	1,443	19,697
Dun & Bradstreet Corp.	3,531	346,532
Experian plc	11,383	209,019
Huron Consulting Group, Inc.(1)	645	28,838
Kforce, Inc.	1,575	23,452
On Assignment, Inc.(1)	1,443	37,576
WageWorks, Inc.(1)	792	22,944
		1,139,166
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Acadia Realty Trust	1,700	44,064
American Campus Communities, Inc.	3,266	133,351
American Tower Corp.	2,798	217,796
Annaly Capital Management, Inc.	24,521	332,995
Apartment Investment & Management Co., Class A	7,288	220,535
Apollo Commercial Real Estate Finance, Inc.	900	15,003
Armada Hoffler Properties, Inc.(1)	593	6,802
Associated Estates Realty Corp.	827	13,588
AvalonBay Communities, Inc.	2,800	371,448
BioMed Realty Trust, Inc.	544	11,386
Boston Properties, Inc.	2,833	301,941
Brandywine Realty Trust	810	11,470
Camden Property Trust	3,439	238,151
Campus Crest Communities, Inc.	1,693	21,416
Capstead Mortgage Corp.	521	6,398
CBL & Associates Properties, Inc.	7,364	169,298
Chatham Lodging Trust	593	11,000
Chimera Investment Corp.	2,103	6,414
Colony Financial, Inc.	582	12,891
Corporate Office Properties Trust	4,472	119,089
Corrections Corp. of America	9,322	327,668
CYS Investments, Inc.	306	3,146
DCT Industrial Trust, Inc.	21,418	158,065
DDR Corp.	15,748	274,960
DiamondRock Hospitality Co.	2,513	23,899
Digital Realty Trust, Inc.	1,286	78,330
Douglas Emmett, Inc.	6,700	170,783
Duke Realty Corp.	10,677	176,918
Equity Lifestyle Properties, Inc.	87	6,714
Equity One, Inc.	4,400	102,652
Equity Residential	8,457	478,243
Essex Property Trust, Inc.	1,102	173,168

19

Shares/ Principal Amount	Value
Excel Trust, Inc.	768	$ 10,260
Extra Space Storage, Inc.	5,466	228,971
First Industrial Realty Trust, Inc.	5,965	100,749
General Growth Properties, Inc.	12,174	249,932
Geo Group, Inc. (The)	376	13,092
Hatteras Financial Corp.	263	6,791
HCP, Inc.	11,095	525,681
Health Care REIT, Inc.	6,758	459,747
Healthcare Realty Trust, Inc.	315	8,382
Hersha Hospitality Trust	4,803	27,473
Highwoods Properties, Inc.	348	12,674
Host Hotels & Resorts, Inc.	22,546	401,093
Hudson Pacific Properties, Inc.	2,856	61,661
Kilroy Realty Corp.	5,314	281,164
Kimco Realty Corp.	3,850	85,278
LaSalle Hotel Properties	948	25,027
Lexington Realty Trust	733	9,228
Liberty Property Trust	2,799	113,583
Macerich Co. (The)	4,764	309,231
Mack-Cali Realty Corp.	775	20,538
MFA Financial, Inc.	734	6,445
National Retail Properties, Inc.	670	24,033
New Residential Investment Corp.(1)	9,490	64,912
Newcastle Investment Corp.	915	4,630
Omega Healthcare Investors, Inc.	923	29,914
Parkway Properties, Inc.	6,218	106,825
Pebblebrook Hotel Trust	2,743	71,976
Pennsylvania Real Estate Investment Trust	324	6,444
Piedmont Office Realty Trust, Inc., Class A	24,539	465,996
Post Properties, Inc.	2,500	119,500
ProLogis, Inc.	13,774	555,092
PS Business Parks, Inc.	139	10,607
Public Storage	2,500	379,500
Regency Centers Corp.	1,400	72,240
RLJ Lodging Trust	5,698	131,966
Rouse Properties, Inc.	841	16,913
Sabra Health Care REIT, Inc.	247	6,681
Simon Property Group, Inc.	9,901	1,647,922
SL Green Realty Corp.	2,598	225,974
Sovran Self Storage, Inc.	262	16,996
Summit Hotel Properties, Inc.	1,314	12,969
Sun Communities, Inc.	1,841	91,995
Sunstone Hotel Investors, Inc.(1)	9,466	114,160
Taubman Centers, Inc.	3,060	246,575
UDR, Inc.	10,613	258,639
Urstadt Biddle Properties, Inc., Class A	975	20,534
Ventas, Inc.	8,975	640,546
Vornado Realty Trust	3,109	248,565
Washington Real Estate Investment Trust	602	16,748
Weingarten Realty Investors	5,058	161,249
		12,966,683
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CBRE Group, Inc.(1)	21,888	507,364
Daito Trust Construction Co. Ltd.	1,900	177,100
Forest City Enterprises, Inc. Class A(1)	6,000	112,560
Mitsubishi Estate Co. Ltd.	13,000	319,218
Realogy Holdings Corp.(1)	1,816	93,778
		1,210,020
ROAD AND RAIL — 0.5%
Arkansas Best Corp.	900	17,181
Avis Budget Group, Inc.(1)	725	24,041
Canadian National Railway Co.	2,400	243,554
Canadian Pacific Railway Ltd. New York Shares	3,677	485,327
Celadon Group, Inc.	1,122	21,890
Genesee & Wyoming, Inc. Class A(1)	2,299	204,726
Heartland Express, Inc.	30,101	431,949
Hertz Global Holdings, Inc.(1)	4,910	126,825
Kansas City Southern	4,332	479,552
Marten Transport Ltd.	1,254	30,084
Saia, Inc.(1)	294	14,049
Swift Transportation Co.(1)	1,929	32,484
Union Pacific Corp.	3,952	611,058
Werner Enterprises, Inc.	282	7,059
		2,729,779

20

Shares/ Principal Amount	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Altera Corp.	4,080	$ 135,415
Analog Devices, Inc.	4,045	185,787
Applied Materials, Inc.	66,429	1,009,721
ARM Holdings plc	26,854	392,027
ASML Holding NV	5,082	419,042
Avago Technologies Ltd.	7,653	288,595
Broadcom Corp., Class A	13,293	477,352
Cavium Networks, Inc.(1)	626	20,508
Cirrus Logic, Inc.(1)	423	7,720
Cypress Semiconductor Corp.	2,778	31,225
Diodes, Inc.(1)	1,799	42,456
First Solar, Inc.(1)	326	17,728
Freescale Semiconductor Ltd.(1)	7,554	120,260
Infineon Technologies AG	23,251	197,451
Intel Corp.	27,506	667,846
Intersil Corp., Class A	2,456	20,139
KLA-Tencor Corp.	10,454	588,456
Linear Technology Corp.	7,893	295,987
M/A-COM Technology Solutions Holdings, Inc.(1)	253	3,524
Microchip Technology, Inc.	5,940	216,691
MKS Instruments, Inc.	825	23,224
Nanometrics, Inc.(1)	2,073	29,955
NXP Semiconductor NV(1)	4,642	143,206
ON Semiconductor Corp.(1)	1,176	10,066
Photronics, Inc.(1)	2,643	20,166
Power Integrations, Inc.	456	19,467
Semtech Corp.(1)	1,074	39,244
Skyworks Solutions, Inc.(1)	925	22,070
Spansion, Inc., Class A(1)	1,699	23,276
SunEdison, Inc.(1)	800	6,456
Teradyne, Inc.(1)	33,630	603,322
Texas Instruments, Inc.	9,620	345,262
Ultratech, Inc.(1)	769	28,038
Xilinx, Inc.	6,125	248,981
		6,700,663
SOFTWARE — 1.4%
Activision Blizzard, Inc.	6,881	99,293
Aspen Technology, Inc.(1)	1,338	40,970
Bottomline Technologies (de), Inc.(1)	800	22,104
CA, Inc.	10,949	299,017
Cadence Design Systems, Inc.(1)	12,552	189,912
Citrix Systems, Inc.(1)	1,984	127,670
CommVault Systems, Inc.(1)	3,738	261,660
Compuware Corp.(1)	1,320	14,824
Dassault Systemes SA	1,458	183,356
Electronic Arts, Inc.(1)	10,218	234,912
Informatica Corp.(1)	724	26,325
Interactive Intelligence, Inc.(1)	374	18,775
Mentor Graphics Corp.	373	7,083
Microsoft Corp.	93,190	3,250,467
Monotype Imaging Holdings, Inc.	944	21,485
NetSuite, Inc.(1)	3,961	346,984
Oracle Corp.	63,377	2,139,607
PROS Holdings, Inc.(1)	584	16,895
PTC, Inc.(1)	535	13,434
QLIK Technologies, Inc.(1)	881	27,100
SAP AG	4,987	379,840
Splunk, Inc.(1)	4,417	206,539
Symantec Corp.(1)	16,891	378,189
Synchronoss Technologies, Inc.(1)	336	10,534
Tangoe, Inc.(1)	741	11,048
Tyler Technologies, Inc.(1)	231	15,941
Ultimate Software Group, Inc.(1)	156	17,363
Websense, Inc.(1)	3,081	76,563
		8,437,890
SPECIALTY RETAIL — 1.3%
Aeropostale, Inc.(1)	473	6,911
American Eagle Outfitters, Inc.	12,790	253,114
ANN, Inc.(1)	449	13,775
Asbury Automotive Group, Inc.(1)	660	27,192
Barnes & Noble, Inc.(1)	605	13,612
Bed Bath & Beyond, Inc.(1)	1,505	102,716
Buckle, Inc. (The)	2,180	116,586
Cabela’s, Inc.(1)	387	25,952
Chico’s FAS, Inc.	5,805	104,838
Conn’s, Inc.(1)	404	19,889
Destination Maternity Corp.	646	16,092
DSW, Inc., Class A	3,075	227,519
Fast Retailing Co. Ltd.	100	33,623

21

Shares/ Principal Amount	Value
Foot Locker, Inc.	2,772	$ 95,135
GameStop Corp., Class A	1,778	58,958
Gap, Inc. (The)	11,452	464,379
Genesco, Inc.(1)	395	26,694
GNC Holdings, Inc. Class A	11,087	499,248
Home Depot, Inc. (The)	14,932	1,174,551
Inditex SA	2,288	283,587
Lithia Motors, Inc., Class A	997	51,934
Lowe’s Cos., Inc.	35,506	1,495,158
Lumber Liquidators Holdings, Inc.(1)	1,671	137,206
O’Reilly Automotive, Inc.(1)	1,971	214,662
Office Depot, Inc.(1)	1,640	7,232
OfficeMax, Inc.	384	5,004
Penske Automotive Group, Inc.	597	19,170
PetSmart, Inc.	9,182	619,785
Ross Stores, Inc.	3,487	224,214
Rue21, Inc.(1)	592	24,858
Signet Jewelers Ltd.	2,599	178,057
Stage Stores, Inc.	595	13,691
TJX Cos., Inc. (The)	10,942	553,775
Tractor Supply Co.	3,651	408,839
Urban Outfitters, Inc.(1)	7,417	310,995
		7,828,951
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
adidas AG	2,397	260,272
Burberry Group plc	11,599	252,805
Cie Financiere Richemont SA	3,427	301,218
Coach, Inc.	6,493	378,282
Crocs, Inc.(1)	616	10,866
Culp, Inc.	1,067	18,406
Fifth & Pacific Cos., Inc.(1)	880	18,911
G-III Apparel Group Ltd.(1)	207	8,717
Hanesbrands, Inc.	7,570	377,440
Iconix Brand Group, Inc.(1)	1,050	31,595
Luxottica Group SpA	5,578	285,989
Michael Kors Holdings Ltd.(1)	2,512	157,804
Movado Group, Inc.	737	26,606
Prada SpA	29,700	284,817
PVH Corp.	3,523	405,814
True Religion Apparel, Inc.	363	11,558
Under Armour, Inc. Class A(1)	2,004	124,248
Vera Bradley, Inc.(1)	1,429	33,581
		2,988,929
THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	910	7,717
Capitol Federal Financial, Inc.	23,154	274,838
Flushing Financial Corp.	620	9,691
MGIC Investment Corp.(1)	1,965	12,144
Ocwen Financial Corp.(1)	9,868	422,153
Oritani Financial Corp.	1,007	15,437
People’s United Financial, Inc.	29,897	411,383
Provident Financial Services, Inc.	573	8,721
Radian Group, Inc.	1,087	13,990
Rockville Financial, Inc.	639	8,332
Simplicity Bancorp, Inc.	495	6,955
Washington Federal, Inc.	411	7,188
		1,198,549
TOBACCO — 0.4%
Altria Group, Inc.	10,750	388,075
British American Tobacco plc	5,450	299,321
Japan Tobacco, Inc.	9,200	311,601
Lorillard, Inc.	4,628	196,412
Philip Morris International, Inc.	10,876	988,737
Universal Corp.	6,499	381,036
		2,565,182
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	411	19,757
Ashtead Group plc	30,803	289,030
Beacon Roofing Supply, Inc.(1)	710	29,266
Brenntag AG	660	100,609
DXP Enterprises, Inc.(1)	311	18,371
Edgen Group, Inc.(1)	904	5,957
Fastenal Co.	3,814	199,015
H&E Equipment Services, Inc.	1,326	29,676
Kaman Corp.	450	15,259
United Rentals, Inc.(1)	6,203	352,579
W.W. Grainger, Inc.	471	121,254
Watsco, Inc.	224	19,544
Wolseley plc	7,834	396,945
		1,597,262
WATER UTILITIES†
Artesian Resources Corp., Class A	574	12,691

22

Shares/ Principal Amount	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
KDDI Corp.	3,800	$ 171,739
Rogers Communications, Inc., Class B	4,901	222,182
SBA Communications Corp., Class A(1)	8,047	605,698
		999,619
TOTAL COMMON STOCKS (Cost $192,357,459)		264,347,647
U.S. Treasury Securities — 19.3%
U.S. Treasury Bonds, 5.50%, 8/15/28	$ 1,100,000	1,481,907
U.S. Treasury Bonds, 5.375%, 2/15/31	550,000	742,328
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,159,041
U.S. Treasury Bonds, 4.375%, 5/15/41	150,000	182,672
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	829,149
U.S. Treasury Bonds, 2.75%, 11/15/42	850,000	763,539
U.S. Treasury Bonds, 3.125%, 2/15/43	450,000	437,133
U.S. Treasury Bonds, 2.875%, 5/15/43	900,000	829,407
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	7,859,725	10,315,276
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	743,047	972,114
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,328,575	1,743,444
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	865,267	827,073
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	7,464,578	7,682,685
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	790,868	818,733
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,971,833	3,100,225
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,013,820	2,114,511
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	4,965,148	5,581,914
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,084,100	1,266,280
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,291,620	1,466,291
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,894,492	5,494,449
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,253,037	3,535,136
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,593,974	1,648,019
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,214,580	1,255,572
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,815,084	1,854,079
U.S. Treasury Notes, 0.75%, 9/15/13	3,600,000	3,607,456
U.S. Treasury Notes, 0.75%, 12/15/13	2,000,000	2,007,188
U.S. Treasury Notes, 1.25%, 2/15/14	1,800,000	1,814,485
U.S. Treasury Notes, 1.25%, 3/15/14	3,260,000	3,288,779
U.S. Treasury Notes, 1.25%, 4/15/14	1,400,000	1,413,454
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	4,995,705
U.S. Treasury Notes, 0.375%, 11/15/15	1,700,000	1,699,602
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,536,328
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,565,859
U.S. Treasury Notes, 0.375%, 1/15/16	6,000,000	5,992,968
U.S. Treasury Notes, 0.25%, 5/15/16	700,000	695,024
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	498,828
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,484,431
U.S. Treasury Notes, 0.875%, 1/31/18	750,000	747,012
U.S. Treasury Notes, 0.625%, 4/30/18	8,850,000	8,685,443
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	323,391

23

Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.375%, 11/30/18	$ 1,450,000	$ 1,467,332
U.S. Treasury Notes, 2.625%, 8/15/20	2,230,000	2,390,455
U.S. Treasury Notes, 2.125%, 8/15/21	2,300,000	2,355,345
U.S. Treasury Notes, 1.625%, 11/15/22	3,000,000	2,885,859
U.S. Treasury Notes, 2.00%, 2/15/23	1,550,000	1,536,923
U.S. Treasury Notes, 1.75%, 5/15/23	750,000	723,985
TOTAL U.S. TREASURY SECURITIES (Cost $109,413,997)		113,816,829
U.S. Government Agency Mortgage-Backed Securities(2) — 8.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
FHLMC, VRN, 1.97%, 6/15/13	351,092	361,708
FHLMC, VRN, 2.08%, 6/15/13	634,200	652,185
FHLMC, VRN, 2.37%, 6/15/13	445,149	454,038
FHLMC, VRN, 2.37%, 6/15/13	546,592	556,575
FHLMC, VRN, 2.58%, 6/15/13	138,748	145,688
FHLMC, VRN, 2.90%, 6/15/13	113,903	119,038
FHLMC, VRN, 3.23%, 6/15/13	151,441	159,837
FHLMC, VRN, 3.28%, 6/15/13	469,153	488,189
FHLMC, VRN, 3.81%, 6/15/13	152,085	160,943
FHLMC, VRN, 4.03%, 6/15/13	246,483	262,667
FHLMC, VRN, 5.44%, 6/15/13	331,386	354,031
FHLMC, VRN, 6.15%, 6/15/13	172,636	186,742
FNMA, VRN, 2.71%, 6/25/13	375,543	387,858
FNMA, VRN, 3.33%, 6/25/13	208,699	219,385
FNMA, VRN, 3.36%, 6/25/13	194,965	207,655
FNMA, VRN, 3.83%, 6/25/13	298,181	316,357
FNMA, VRN, 3.93%, 6/25/13	220,523	234,338
FNMA, VRN, 3.95%, 6/25/13	111,108	118,471
FNMA, VRN, 5.42%, 6/25/13	425,447	458,935
		5,844,640
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.9%
FHLMC, 7.00%, 6/1/14	4,476	4,567
FHLMC, 6.50%, 6/1/16	17,821	18,956
FHLMC, 4.50%, 1/1/19	449,560	475,724
FHLMC, 5.00%, 1/1/21	680,710	734,127
FHLMC, 5.00%, 4/1/21	165,932	178,279
FHLMC, 8.00%, 7/1/30	6,085	7,454
FHLMC, 6.50%, 5/1/31	15,509	17,840
FHLMC, 5.50%, 12/1/33	274,963	304,565
FHLMC, 5.50%, 1/1/38	842,500	909,692
FHLMC, 6.00%, 2/1/38	749,399	815,083
FHLMC, 6.00%, 11/1/38	693,011	753,320
FHLMC, 4.00%, 4/1/41	981,476	1,064,263
FHLMC, 6.50%, 7/1/47	26,872	29,709
FNMA, 6.00%, 4/1/14	2,416	2,433
FNMA, 7.50%, 6/1/15	597	599
FNMA, 4.50%, 5/1/19	213,999	228,509
FNMA, 4.50%, 5/1/19	283,216	302,419
FNMA, 5.00%, 9/1/20	469,742	505,778
FNMA, 7.00%, 6/1/26	671	787
FNMA, 7.50%, 3/1/27	2,616	2,693
FNMA, 6.50%, 6/1/29	13,237	15,400
FNMA, 7.00%, 7/1/29	9,761	11,539
FNMA, 7.00%, 3/1/30	13,669	16,159
FNMA, 7.50%, 9/1/30	7,880	9,521
FNMA, 6.50%, 9/1/31	49,924	58,178
FNMA, 7.00%, 9/1/31	16,260	19,211
FNMA, 6.50%, 1/1/32	22,676	26,460
FNMA, 5.50%, 6/1/33	232,072	255,708
FNMA, 5.50%, 8/1/33	1,190,423	1,302,475
FNMA, 5.50%, 9/1/33	282,643	316,313
FNMA, 5.00%, 11/1/33	1,035,315	1,126,989
FNMA, 5.50%, 1/1/34	846,313	926,526
FNMA, 4.50%, 9/1/35	650,917	696,088
FNMA, 5.00%, 2/1/36	1,077,180	1,170,795
FNMA, 5.50%, 4/1/36	206,149	223,846
FNMA, 5.00%, 10/1/36	174,106	187,782
FNMA, 5.50%, 12/1/36	506,179	549,395
FNMA, 5.50%, 1/1/37	1,369,878	1,493,685
FNMA, 5.50%, 2/1/37	313,031	339,757
FNMA, 6.50%, 8/1/37	282,158	312,521
FNMA, 4.50%, 8/1/40	2,075,966	2,221,974

24

Shares/ Principal Amount	Value
FNMA, 4.00%, 1/1/41	$ 1,428,557	$ 1,547,781
FNMA, 4.50%, 1/1/41	1,511,357	1,645,048
FNMA, 4.50%, 2/1/41	1,298,575	1,389,501
FNMA, 4.50%, 7/1/41	938,169	1,021,744
FNMA, 4.50%, 9/1/41	764,416	830,363
FNMA, 4.00%, 12/1/41	1,478,865	1,593,045
FNMA, 4.00%, 1/1/42	1,124,258	1,188,222
FNMA, 4.00%, 1/1/42	939,686	1,001,959
FNMA, 3.50%, 5/1/42	2,317,018	2,407,048
FNMA, 3.50%, 6/1/42	964,573	1,004,163
FNMA, 3.50%, 9/1/42	1,834,857	1,903,285
FNMA, 3.00%, 11/1/42	1,713,149	1,725,175
FNMA, 6.50%, 6/1/47	38,880	42,833
FNMA, 6.50%, 8/1/47	88,518	97,518
FNMA, 6.50%, 8/1/47	51,569	56,812
FNMA, 6.50%, 9/1/47	238,344	262,577
FNMA, 6.50%, 9/1/47	7,391	8,142
FNMA, 6.50%, 9/1/47	51,296	56,512
FNMA, 6.50%, 9/1/47	60,389	66,529
FNMA, 6.50%, 9/1/47	39,077	43,050
GNMA, 7.00%, 1/15/24	3,513	4,086
GNMA, 8.00%, 7/15/24	5,785	6,367
GNMA, 8.00%, 9/15/24	4,647	5,336
GNMA, 9.00%, 4/20/25	1,921	2,272
GNMA, 7.00%, 9/15/25	9,598	11,220
GNMA, 7.50%, 10/15/25	9,408	10,723
GNMA, 7.50%, 2/15/26	15,412	17,677
GNMA, 6.00%, 4/15/26	2,827	3,173
GNMA, 8.25%, 7/15/26	35,780	37,764
GNMA, 7.00%, 12/15/27	23,487	27,684
GNMA, 6.50%, 2/15/28	10,398	11,615
GNMA, 6.50%, 2/15/28	1,408	1,488
GNMA, 6.50%, 3/15/28	11,282	11,446
GNMA, 6.50%, 4/15/28	2,164	2,418
GNMA, 6.00%, 10/15/28	30,011	33,718
GNMA, 7.00%, 5/15/31	14,813	18,093
GNMA, 5.50%, 11/15/32	143,293	157,194
GNMA, 6.50%, 10/15/38	1,732,362	1,985,192
GNMA, 4.00%, 1/20/41	2,102,851	2,263,537
GNMA, 4.50%, 5/20/41	1,427,454	1,556,048
GNMA, 4.50%, 6/15/41	536,177	584,546
GNMA, 4.00%, 12/15/41	2,694,381	2,866,716
GNMA, 3.50%, 6/20/42	911,992	958,532
GNMA, 3.50%, 7/20/42	689,901	725,107
		46,830,378
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $50,767,804)		52,675,018
Corporate Bonds — 8.2%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19	100,000	112,078
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	134,375
Raytheon Co., 2.50%, 12/15/22	160,000	152,822
United Technologies Corp., 3.10%, 6/1/22	50,000	51,281
United Technologies Corp., 6.05%, 6/1/36	41,000	51,189
United Technologies Corp., 5.70%, 4/15/40	150,000	182,651
United Technologies Corp., 4.50%, 6/1/42	90,000	93,545
		777,941
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(3)	210,000	218,397
American Honda Finance Corp., 1.50%, 9/11/17(3)	40,000	40,028
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	140,000	140,925
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	170,000	176,237
Ford Motor Co., 4.75%, 1/15/43	30,000	28,133
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	274,169
		877,889
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	30,000	28,587
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	370,000	480,483
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	160,000	154,456
Brown-Forman Corp., 3.75%, 1/15/43	30,000	28,100
Coca-Cola Co. (The), 1.80%, 9/1/16	140,000	144,358
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	50,000	52,397
PepsiCo, Inc., 2.75%, 3/1/23	80,000	78,015

25

Shares/ Principal Amount	Value
PepsiCo, Inc., 4.875%, 11/1/40		$ 50,000	$ 53,742
Pernod-Ricard SA, 2.95%, 1/15/17(3)		170,000	177,149
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)		300,000	310,054
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)		150,000	158,175
			1,665,516
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17		100,000	102,219
Amgen, Inc., 4.10%, 6/15/21		70,000	75,986
Amgen, Inc., 3.625%, 5/15/22		110,000	115,091
Amgen, Inc., 6.40%, 2/1/39		30,000	36,720
Amgen, Inc., 5.375%, 5/15/43		50,000	55,163
Celgene Corp., 3.25%, 8/15/22		80,000	80,086
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	122,137
			587,402
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		290,000	343,359
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	98,828
			442,187
CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15		180,000	195,452
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	103,926
Dow Chemical Co. (The), 4.25%, 11/15/20		60,000	66,059
Eastman Chemical Co., 2.40%, 6/1/17		80,000	82,204
Eastman Chemical Co., 3.60%, 8/15/22		170,000	174,372
Ecolab, Inc., 4.35%, 12/8/21		160,000	176,038
EI du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,090
			828,141
COMMERCIAL BANKS — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	179,700
Bank of America N.A., 5.30%, 3/15/17		810,000	899,804
Bank of Montreal, MTN, 1.45%, 4/9/18		70,000	69,179
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	145,521
Barclays Bank plc, 5.14%, 10/14/20		100,000	105,529
BB&T Corp., 5.70%, 4/30/14		80,000	83,773
BB&T Corp., 3.20%, 3/15/16		160,000	169,326
Capital One Financial Corp., 2.15%, 3/23/15		100,000	102,012
Capital One Financial Corp., 1.00%, 11/6/15		60,000	59,673
Capital One Financial Corp., 4.75%, 7/15/21		70,000	78,353
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	168,165
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$ 170,000	177,107
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	211,469
HSBC Bank plc, 3.50%, 6/28/15(3)		$ 120,000	126,494
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	283,119
KFW, 2.00%, 6/1/16		230,000	239,292
KFW, MTN, 4.625%, 1/4/23	EUR	140,000	229,901
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$ 120,000	130,098
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,675
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	177,593
U.S. Bancorp., 3.44%, 2/1/16		100,000	105,642
U.S. Bancorp., MTN, 3.00%, 3/15/22		70,000	71,094
U.S. Bancorp., MTN, 2.95%, 7/15/22		40,000	39,072
Wachovia Bank N.A., 4.80%, 11/1/14		299,000	315,642
Wells Fargo & Co., 3.68%, 6/15/16		120,000	129,017

26

Shares/ Principal Amount	Value
Wells Fargo & Co., 2.10%, 5/8/17		$ 240,000	$ 245,810
Wells Fargo & Co., 4.60%, 4/1/21		70,000	78,710
			4,663,770
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	53,964
Republic Services, Inc., 3.55%, 6/1/22		70,000	71,538
Waste Management, Inc., 6.125%, 11/30/39		150,000	183,707
			309,209
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	98,328
Apple, Inc., 2.40%, 5/3/23		220,000	210,654
Apple, Inc., 3.85%, 5/4/43		20,000	18,487
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	271,957
			599,426
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	151,353
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		90,000	92,823
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	294,642
American Express Co., 1.55%, 5/22/18		60,000	59,423
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	208,742
Equifax, Inc., 3.30%, 12/15/22		100,000	97,629
PNC Bank N.A., 6.00%, 12/7/17		340,000	399,713
			1,060,149
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	34,880
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	69,108
Johns Hopkins University, 4.08%, 7/1/53		30,000	29,682
			133,670
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp., 4.50%, 4/1/15		60,000	63,514
Bank of America Corp., 3.75%, 7/12/16		110,000	116,875
Bank of America Corp., 6.50%, 8/1/16		230,000	263,208
Bank of America Corp., 5.75%, 12/1/17		210,000	240,895
Bank of America Corp., 5.70%, 1/24/22		160,000	184,281
Citigroup, Inc., 4.75%, 5/19/15		70,000	74,903
Citigroup, Inc., 4.45%, 1/10/17		50,000	54,754
Citigroup, Inc., 5.50%, 2/15/17		100,000	111,294
Citigroup, Inc., 6.125%, 11/21/17		390,000	457,001
Citigroup, Inc., 1.75%, 5/1/18		140,000	138,287
Citigroup, Inc., 4.50%, 1/14/22		190,000	206,425
Citigroup, Inc., 4.05%, 7/30/22		50,000	50,165
Deutsche Bank AG (London), 3.875%, 8/18/14		220,000	228,542
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	236,910
General Electric Capital Corp., 2.25%, 11/9/15		$ 170,000	175,669
General Electric Capital Corp., 5.625%, 9/15/17		375,000	434,411
General Electric Capital Corp., 4.375%, 9/16/20		350,000	383,747
General Electric Capital Corp., 5.30%, 2/11/21		40,000	45,255
General Electric Capital Corp., MTN, 5.00%, 1/8/16		250,000	275,221
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	278,315
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		80,000	92,410
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		90,000	90,637
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		560,000	643,015
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	98,667

27

Shares/ Principal Amount	Value
Gulf Gate Apartments, VRN, 0.20%, 6/6/13(3)	$ 3,000,000	$ 3,000,000
HSBC Holdings plc, 5.10%, 4/5/21	90,000	102,860
HSBC Holdings plc, 4.00%, 3/30/22	280,000	297,837
JPMorgan Chase & Co., 6.00%, 1/15/18	830,000	970,220
JPMorgan Chase & Co., 3.25%, 9/23/22	70,000	68,750
Morgan Stanley, 4.75%, 3/22/17	90,000	98,579
Morgan Stanley, 6.625%, 4/1/18	330,000	389,113
Morgan Stanley, 5.625%, 9/23/19	200,000	227,060
Morgan Stanley, 5.75%, 1/25/21	70,000	79,990
Morgan Stanley, 3.75%, 2/25/23	100,000	99,544
Morgan Stanley, MTN, 4.10%, 5/22/23	60,000	57,688
UBS AG (Stamford Branch), 5.875%, 12/20/17	186,000	218,440
		10,554,482
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	60,000	57,215
AT&T, Inc., 6.55%, 2/15/39	245,000	303,196
AT&T, Inc., 4.30%, 12/15/42(3)	130,000	122,294
British Telecommunications plc, 5.95%, 1/15/18	230,000	270,455
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	30,000	30,660
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	184,544
France Telecom SA, 4.375%, 7/8/14	360,000	373,280
Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	145,536
		1,487,180
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	95,217
Ensco plc, 4.70%, 3/15/21	90,000	99,579
Transocean, Inc., 2.50%, 10/15/17	70,000	70,772
Transocean, Inc., 6.50%, 11/15/20	80,000	93,123
Weatherford International Ltd., 9.625%, 3/1/19	100,000	130,234
		488,925
FOOD AND STAPLES RETAILING — 0.1%
CVS Caremark Corp., 2.75%, 12/1/22	130,000	126,640
Kroger Co. (The), 6.40%, 8/15/17	180,000	211,841
Safeway, Inc., 4.75%, 12/1/21	50,000	53,172
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	72,637
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	266,439
Walgreen Co., 1.80%, 9/15/17	60,000	60,437
Walgreen Co., 3.10%, 9/15/22	70,000	69,351
		860,517
FOOD PRODUCTS — 0.1%
General Mills, Inc., 4.15%, 2/15/43	60,000	59,069
Kellogg Co., 4.45%, 5/30/16	290,000	317,618
Kraft Foods Group, Inc., 6.125%, 8/23/18	73,000	87,471
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	94,958
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	154,966
Mondelez International, Inc., 6.125%, 2/1/18	27,000	31,844
Mondelez International, Inc., 6.50%, 2/9/40	100,000	127,163
		873,089
GAS UTILITIES — 0.4%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	153,704
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	55,238
Energy Transfer Partners LP, 3.60%, 2/1/23	70,000	68,564
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	90,605
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	273,331
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	130,157

28

Shares/ Principal Amount	Value
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		$ 290,000	$ 359,907
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		160,000	189,531
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	121,661
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15		40,000	42,792
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		90,000	93,166
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		130,000	126,198
TransCanada PipeLines Ltd., 2.50%, 8/1/22		150,000	143,845
Williams Cos., Inc. (The), 3.70%, 1/15/23		80,000	77,686
Williams Partners LP, 4.125%, 11/15/20		160,000	170,431
			2,096,816
HEALTH CARE EQUIPMENT AND SUPPLIES†
Medtronic, Inc., 2.75%, 4/1/23		150,000	147,002
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Aetna, Inc., 2.75%, 11/15/22		90,000	86,464
Express Scripts Holding Co., 2.65%, 2/15/17		260,000	270,009
Express Scripts, Inc., 7.25%, 6/15/19		210,000	265,990
NYU Hospitals Center, 4.43%, 7/1/42		70,000	66,444
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	77,342
WellPoint, Inc., 3.30%, 1/15/23		40,000	39,847
WellPoint, Inc., 5.80%, 8/15/40		60,000	69,134
			875,230
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	370,352
General Electric Co., 2.70%, 10/9/22		190,000	187,426
General Electric Co., 4.125%, 10/9/42		60,000	57,656
			615,434
INSURANCE — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	$ 231,011
Allstate Corp. (The), 7.45%, 5/16/19		$ 70,000	91,322
American International Group, Inc., 3.65%, 1/15/14		60,000	61,103
American International Group, Inc., 5.85%, 1/16/18		170,000	196,286
American International Group, Inc., 6.40%, 12/15/20		150,000	181,817
American International Group, Inc., 4.875%, 6/1/22		90,000	99,649
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	134,152
Berkshire Hathaway, Inc., 3.00%, 5/15/22		70,000	69,749
Berkshire Hathaway, Inc., 4.50%, 2/11/43		140,000	138,813
Genworth Holdings, Inc., 7.20%, 2/15/21		50,000	59,377
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		50,000	57,182
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		30,000	34,803
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)		50,000	58,805
Lincoln National Corp., 6.25%, 2/15/20		180,000	214,438
Markel Corp., 4.90%, 7/1/22		120,000	132,312
MetLife, Inc., 6.75%, 6/1/16		190,000	221,454
MetLife, Inc., 4.125%, 8/13/42		70,000	65,950
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	98,879
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	50,614
Prudential Financial, Inc., 7.375%, 6/15/19		90,000	114,912
Prudential Financial, Inc., 5.375%, 6/21/20		100,000	117,292
Prudential Financial, Inc., 5.625%, 5/12/41		60,000	68,357
			2,498,277

29

Shares/ Principal Amount	Value
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	$ 70,000	$ 67,634
International Business Machines Corp., 1.95%, 7/22/16	320,000	330,710
		398,344
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	152,922
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	160,000	160,176
Deere & Co., 5.375%, 10/16/29	250,000	300,979
		461,155
MEDIA — 0.6%
CBS Corp., 4.85%, 7/1/42	80,000	78,144
CC Holdings GS V LLC, 3.85%, 4/15/23(3)	40,000	40,008
Comcast Corp., 5.90%, 3/15/16	422,000	479,200
Comcast Corp., 6.50%, 11/15/35	55,000	69,964
Comcast Corp., 6.40%, 5/15/38	30,000	38,057
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	178,607
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	200,000	221,805
Discovery Communications LLC, 5.625%, 8/15/19	130,000	153,723
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	94,721
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	492,432
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	59,446
News America, Inc., 6.90%, 8/15/39	170,000	213,018
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,247
Qwest Corp., 7.50%, 10/1/14	130,000	140,908
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	291,324
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	26,932
Time Warner, Inc., 3.15%, 7/15/15	170,000	178,130
Time Warner, Inc., 7.70%, 5/1/32	220,000	299,626
Viacom, Inc., 4.375%, 9/15/14	120,000	125,490
Viacom, Inc., 4.50%, 3/1/21	90,000	98,828
Viacom, Inc., 3.125%, 6/15/22	30,000	29,556
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	100,000	96,062
		3,436,228
METALS AND MINING — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	110,840
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	207,256
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(3)	40,000	39,070
Newmont Mining Corp., 6.25%, 10/1/39	150,000	158,787
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	72,515
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,610
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	70,000	73,770
		755,848
MULTI-UTILITIES — 0.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	50,000	45,488
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	127,000	142,002
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	57,542
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	90,794
Consumers Energy Co., 2.85%, 5/15/22	30,000	30,389
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	230,985
Dominion Resources, Inc., 2.75%, 9/15/22	80,000	78,097
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	107,987

30

Shares/ Principal Amount	Value
Duke Energy Corp., 6.30%, 2/1/14	$ 100,000	$ 103,693
Duke Energy Corp., 3.95%, 9/15/14	160,000	166,562
Duke Energy Florida, Inc., 6.35%, 9/15/37	170,000	220,591
Edison International, 3.75%, 9/15/17	110,000	118,447
Exelon Generation Co. LLC, 4.00%, 10/1/20	30,000	31,423
Exelon Generation Co. LLC, 5.60%, 6/15/42	40,000	42,557
FirstEnergy Corp., 4.25%, 3/15/23	60,000	59,352
Florida Power Corp., 3.85%, 11/15/42	80,000	74,626
Georgia Power Co., 4.30%, 3/15/42	50,000	49,411
Nisource Finance Corp., 4.45%, 12/1/21	50,000	53,948
Nisource Finance Corp., 5.25%, 2/15/43	50,000	52,204
Northern States Power Co., 3.40%, 8/15/42	50,000	44,447
Pacific Gas & Electric Co., 5.80%, 3/1/37	55,000	66,067
Pacific Gas & Electric Co., 4.45%, 4/15/42	40,000	40,441
PacifiCorp, 6.00%, 1/15/39	70,000	88,720
Progress Energy, Inc., 3.15%, 4/1/22	60,000	60,063
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	44,305
Sempra Energy, 6.50%, 6/1/16	150,000	173,157
Southern Power Co., 5.15%, 9/15/41	40,000	43,578
		2,316,876
MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	50,000	47,827
OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	50,000	51,364
OIL, GAS AND CONSUMABLE FUELS — 0.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	50,000	61,228
Apache Corp., 2.625%, 1/15/23	100,000	96,027
Apache Corp., 4.75%, 4/15/43	50,000	50,218
BP Capital Markets plc, 3.20%, 3/11/16	100,000	106,004
BP Capital Markets plc, 2.25%, 11/1/16	150,000	155,362
BP Capital Markets plc, 4.50%, 10/1/20	90,000	101,357
ConocoPhillips, 5.75%, 2/1/19	230,000	276,812
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	53,240
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,167
Devon Energy Corp., 5.60%, 7/15/41	150,000	165,499
EOG Resources, Inc., 5.625%, 6/1/19	210,000	253,120
Hess Corp., 6.00%, 1/15/40	40,000	45,069
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	42,455
Noble Energy, Inc., 4.15%, 12/15/21	80,000	86,909
Occidental Petroleum Corp., 2.70%, 2/15/23	50,000	48,474
Phillips 66, 4.30%, 4/1/22	160,000	173,096
Pioneer Natural Resources Co., 3.95%, 7/15/22	80,000	82,809
Shell International Finance BV, 2.375%, 8/21/22	100,000	96,521
Shell International Finance BV, 3.625%, 8/21/42	70,000	65,133
Talisman Energy, Inc., 7.75%, 6/1/19	140,000	174,960
		2,174,460
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	40,000	39,520
International Paper Co., 6.00%, 11/15/41	90,000	104,643
		144,163
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(3)	110,000	109,846
AbbVie, Inc., 4.40%, 11/6/42(3)	60,000	59,006
Actavis, Inc., 4.625%, 10/1/42	40,000	39,260
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	59,909
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	170,000	170,184

31

Shares/ Principal Amount	Value
Merck & Co., Inc., 2.40%, 9/15/22		$ 110,000	$ 105,935
Merck & Co., Inc., 2.80%, 5/18/23		220,000	216,311
Merck & Co., Inc., 3.60%, 9/15/42		20,000	18,044
Mylan, Inc., 3.125%, 1/15/23(3)		80,000	76,518
Roche Holdings, Inc., 6.00%, 3/1/19(3)		70,000	85,647
Roche Holdings, Inc., 7.00%, 3/1/39(3)		120,000	170,562
Sanofi, 4.00%, 3/29/21		78,000	86,107
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14		250,000	261,629
			1,458,958
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
BRE Properties, Inc., 3.375%, 1/15/23		120,000	116,999
DDR Corp., 3.375%, 5/15/23		60,000	58,069
Essex Portfolio LP, 3.625%, 8/15/22		90,000	90,540
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,140
HCP, Inc., 3.75%, 2/1/16		130,000	138,553
Health Care REIT, Inc., 2.25%, 3/15/18		80,000	80,746
Health Care REIT, Inc., 3.75%, 3/15/23		120,000	120,502
Kilroy Realty LP, 3.80%, 1/15/23		140,000	139,594
Simon Property Group LP, 5.10%, 6/15/15		170,000	184,966
UDR, Inc., 4.25%, 6/1/18		90,000	98,614
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		100,000	105,410
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		70,000	75,799
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	43,831
WEA Finance LLC, 4.625%, 5/10/21(3)		90,000	99,144
			1,381,907
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19		160,000	192,681
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	151,156
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	53,650
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		20,000	21,084
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		90,000	89,523
CSX Corp., 4.25%, 6/1/21		80,000	88,336
Norfolk Southern Corp., 5.75%, 4/1/18		100,000	118,301
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	92,789
Union Pacific Corp., 4.75%, 9/15/41		120,000	127,648
			742,487
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17		100,000	99,550
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	341,317
Oracle Corp., 2.50%, 10/15/22		200,000	192,427
			533,744
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	225,451
Staples, Inc., 4.375%, 1/12/23		90,000	90,405
			315,856
THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19 (Secured)	EUR	200,000	306,062
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	250,321
			556,383
TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$ 260,000	248,482
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	164,345
			412,827

32

Shares/ Principal Amount	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		$ 70,000	$ 99,439
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		150,000	199,663
Vodafone Group plc, 5.625%, 2/27/17		70,000	80,010
			379,112
TOTAL CORPORATE BONDS (Cost $45,916,214)			48,699,120
Sovereign Governments and Agencies — 6.8%
AUSTRALIA — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	507,218
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	296,277
			803,495
AUSTRIA — 0.5%
Austria Government Bond, 3.40%, 10/20/14(3)	EUR	450,000	612,150
Austria Government Bond, 4.30%, 9/15/17(3)	EUR	190,000	285,328
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	655,000	1,012,287
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	285,000	436,159
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	75,000	111,567
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	235,000	390,174
			2,847,665
BELGIUM — 0.3%
Belgium Government Bond, 4.00%, 3/28/18	EUR	540,000	803,403
Belgium Government Bond, 3.75%, 9/28/20	EUR	260,000	388,428
Belgium Government Bond, 2.25%, 6/22/23	EUR	120,000	156,025
Belgium Government Bond, 5.00%, 3/28/35	EUR	320,000	543,107
			1,890,963
CANADA — 0.4%
Canadian Government Bond, 5.00%, 6/1/14	CAD	490,000	490,841
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	290,361
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	301,714
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	494,471
Hydro-Quebec, 8.40%, 1/15/22		$77,000	108,302
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	318,190
Province of Ontario Canada, 5.45%, 4/27/16		$130,000	147,526
Province of Ontario Canada, 1.60%, 9/21/16		$90,000	92,266
			2,243,671
DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,220,000	448,874
Denmark Government Bond, 4.00%, 11/15/19	DKK	290,000	60,830
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	501,785
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	615,079
			1,626,568
FINLAND — 0.4%
Finland Government Bond, 3.125%, 9/15/14	EUR	460,000	621,414
Finland Government Bond, 3.875%, 9/15/17	EUR	455,000	673,273
Finland Government Bond, 4.375%, 7/4/19	EUR	104,000	162,223
Finland Government Bond, 1.625%, 9/15/22	EUR	295,000	382,851
Finland Government Bond, 4.00%, 7/4/25	EUR	435,000	687,746
			2,527,507
FRANCE — 0.3%
France Government Bond OAT, 4.00%, 4/25/14	EUR	210,000	282,592
France Government Bond OAT, 3.25%, 10/25/21	EUR	120,000	174,719
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	257,429
France Government Bond OAT, 4.75%, 4/25/35	EUR	185,000	309,709
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	881,622
			1,906,071
GERMANY — 0.4%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	696,527
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	450,000	679,270

33

Shares/ Principal Amount	Value
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	230,000	$ 422,946
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	491,764
			2,290,507
JAPAN — 1.7%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,135,890
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	262,500,000	2,765,086
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	175,850,000	1,781,738
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	78,600,000	892,393
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	60,900,000	641,662
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	147,200,000	1,635,772
			9,852,541
MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	272,705
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	225,452
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	425,432
			923,589
NETHERLANDS — 0.3%
Netherlands Government Bond, 4.00%, 7/15/16(3)	EUR	440,000	635,920
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	615,000	921,433
Netherlands Government Bond, 4.00%, 1/15/37(3)	EUR	270,000	445,084
			2,002,437
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	152,839
NORWAY — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	176,023
Norway Government Bond, 3.75%, 5/25/21	NOK	3,100,000	598,354
			774,377
SINGAPORE — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	226,659
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	105,743
			332,402
SWEDEN — 0.2%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,400,000	381,732
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	262,733
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,210,000	552,117
			1,196,582
SWITZERLAND — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	174,687
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	125,399
			300,086
UNITED KINGDOM — 1.4%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,021,454
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,367,903
United Kingdom Gilt, 4.50%, 3/7/19	GBP	535,000	964,486
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	154,710
United Kingdom Gilt, 3.75%, 9/7/21	GBP	710,000	1,243,013
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	326,408
United Kingdom Gilt, 4.25%, 3/7/36	GBP	905,000	1,628,193
United Kingdom Gilt, 4.50%, 12/7/42	GBP	470,000	881,005
United Kingdom Gilt, 4.25%, 12/7/55	GBP	400,000	727,222
			8,314,394
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,565,049)			39,985,694

34

Shares/ Principal Amount	Value
Municipal Securities — 4.2%
Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.15%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	$ 1,875,000	$ 1,875,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	65,000	86,423
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	130,000	172,511
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	43,353
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	111,686
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	36,928
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.22%, 6/6/13 (LOC: Comercia Bank)	655,000	655,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.21%, 6/5/13 (LOC: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.15%, 6/5/13 (LOC: Bayerische Landesbank)	1,360,000	1,360,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.15%, 6/6/13 (AGM) (LOC: JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.15%, 6/6/13 (AGM) (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
County of Montgomery Rev., Series 2008 D2, (Catholic Health Initiatives), VRN, 5.25%, 11/12/13	500,000	511,150
Florida Housing Finance Corp. Rev., Series 2003 E1, (St. Andrews Pointe Apartments), VRDN, 0.16%, 6/6/13 (LIQ FAC: FNMA)	715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	131,483
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	85,965
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	98,190
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	72,106
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.15%, 6/3/13 (LOC: Commerce Bank)	1,500,000	1,500,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.16%, 6/6/13 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	145,520
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	105,959
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2005 B, (Second Generation Resolution), VRDN, 0.07%, 6/3/13 (SBBPA: California State Teacher’s Retirement System)	300,000	300,000
New York City Transitional Finance Authority Rev., Series 2002 2F, (Future Tax Secured Bonds), VRDN, 0.10%, 6/3/13 (LIQ FAC: Bayerische Landesbank)	1,800,000	1,800,000

35

Shares/ Principal Amount	Value
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	$ 40,000	$ 51,588
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	70,000	71,776
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	123,007
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.21%, 6/5/13 (LOC: FNMA)	795,000	795,000
Oregon Health & Science University Rev., Series 2012 B2, VRDN, 0.12%, 6/5/13 (LOC: Union Bank N.A.)	2,000,000	2,000,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	88,022
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	54,828
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	120,000	118,919
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	180,991
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	215,991
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	106,699
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	91,223
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	126,542
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	155,125
Vermont Student Assistance Corp. Rev., Series 2008 B-1, (Guaranteed Student Loans), VRDN, 0.15%, 6/6/13 (LOC: Mellon Bank N.A.)	2,205,000	2,205,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	59,259
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 6/5/13 (LOC: Citibank N.A.)	2,170,000	2,170,000
TOTAL MUNICIPAL SECURITIES (Cost $24,176,359)		24,605,244
Commercial Paper(4) — 3.6%
Bank of Nova Scotia, 0.18%, 8/30/13	2,400,000	2,398,965
BNP Paribas Finance, Inc., 0.20%, 6/3/13	2,300,000	2,299,973
Catholic Health Initiatives, 0.21%, 6/4/13	2,400,000	2,399,976
Crown Point Capital Co., 0.17%, 6/26/13(3)	2,300,000	2,299,724
Legacy Capital LLC, 0.17%, 7/1/13(3)	2,400,000	2,399,647
Lexington Parker Capital, 0.17%, 6/5/13(3)	2,400,000	2,399,950
San Francisco City and Country Public Utilities Commission Water Rev., 0.17%, 6/17/13	2,400,000	2,400,000
Societe Generale SA, 0.20%, 6/5/13	2,300,000	2,299,956
Toyota Motor Credit Corp., 0.22%, 8/9/13	2,300,000	2,299,521
TOTAL COMMERCIAL PAPER (Cost $21,197,176)		21,197,712

36

Shares/ Principal Amount	Value
Commercial Mortgage-Backed Securities(2) — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$ 342,852	$ 347,657
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/13	250,000	271,403
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/13	200,000	216,537
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	350,000	347,303
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(3)	325,000	320,996
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	204,817
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	423,042	429,837
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/1/13	475,000	488,374
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/1/13	43,105	43,201
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/13	300,000	315,160
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/13	452,000	467,131
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	300,000	318,701
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,083,536
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	375,000	389,547
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 6/10/13(3)	275,000	273,232
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	345,534	352,516
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	600,000	612,864
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 6/11/13	250,000	258,339
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	399,351	406,540
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/11/13	100,000	108,579
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	125,000	123,272
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	45,898	45,919
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	468,352	490,437
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	53,200	53,848
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	875,000	914,998
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,926,509)		8,884,744

37

Shares/ Principal Amount	Value
Exchange-Traded Funds — 0.4%
iShares MSCI EAFE Index Fund	11,484	$ 689,959
iShares Russell 1000 Growth Index Fund	1,542	114,555
iShares Russell 2000 Value Index Fund	687	59,302
iShares Russell Midcap Growth Index Fund	840	61,093
iShares Russell Midcap Value Index Fund	24,429	1,434,960
iShares S&P SmallCap 600 Index Fund	102	9,249
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,094,881)		2,369,118
Collateralized Mortgage Obligations(2) — 0.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 6/1/13(3)	$ 614,803	622,715
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	780,237	866,367
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,382,676)		1,489,082
U.S. Government Agency Securities — 0.1%
FHLMC, 2.375%, 1/13/22	380,000	387,706
FNMA, 6.625%, 11/15/30	100,000	144,931
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $528,517)		532,637

	Shares	Value
Convertible Preferred Stocks†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	638	$ 21,194
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	97	9,834
TOBACCO†
Universal Corp., 6.75%	9	11,708
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $38,684)		42,736
Preferred Stocks†
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	278	7,228
Inland Real Estate Corp., Series A, 8.125%	191	5,107
PS Business Parks, Inc., 6.45%	164	4,264
TOTAL PREFERRED STOCKS (Cost $16,009)		16,599
Temporary Cash Investments — 2.0%
SSgA U.S. Government Money Market Fund (Cost $11,779,052)	11,779,052	11,779,052
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $509,160,386)		590,441,232
OTHER ASSETS AND LIABILITIES†		(267,143)
TOTAL NET ASSETS — 100.0%		$590,174,089

38

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	52,000	USD	53,382	Barclays Bank plc	6/19/2013	$ (3,669)
USD	213,841	AUD	209,693	Westpac Group	6/19/2013	13,371
CAD	274,278	USD	266,519	Barclays Bank plc	6/19/2013	(2,062)
USD	1,032,811	CAD	1,072,343	UBS AG	6/28/2013	(914)
CHF	158,962	USD	170,158	UBS AG	6/19/2013	(3,898)
USD	223,156	CHF	217,309	Credit Suisse AG	6/28/2013	(4,151)
CZK	4,789,000	USD	241,090	Deutsche Bank	6/19/2013	869
DKK	3,709,416	USD	649,951	UBS AG	6/19/2013	(3,142)
EUR	117,000	USD	152,292	Barclays Bank plc	6/19/2013	(209)
EUR	57,000	USD	73,138	Barclays Bank plc	6/19/2013	954
EUR	50,000	USD	65,245	Barclays Bank plc	6/19/2013	(253)
EUR	60,764	USD	79,328	HSBC Holdings plc	6/19/2013	(343)
EUR	50,000	USD	64,806	HSBC Holdings plc	6/19/2013	187
EUR	2,379	USD	3,086	UBS AG	6/28/2013	6
USD	498,491	EUR	378,000	HSBC Holdings plc	6/19/2013	7,148
USD	129,659	EUR	100,000	HSBC Holdings plc	6/19/2013	(326)
USD	991,657	EUR	770,950	UBS AG	6/28/2013	(10,510)
USD	407,690	EUR	316,953	UBS AG	6/28/2013	(4,321)
USD	111,704	EUR	86,843	UBS AG	6/28/2013	(1,184)
USD	3,690	EUR	2,852	UBS AG	6/28/2013	(17)
GBP	49,000	USD	75,603	Barclays Bank plc	6/19/2013	(1,160)
GBP	34,000	USD	51,558	HSBC Holdings plc	6/19/2013	96
USD	980,277	GBP	643,120	Barclays Bank plc	6/19/2013	3,221
USD	143,143	GBP	92,000	HSBC Holdings plc	6/19/2013	3,373
USD	155,536	GBP	102,936	Credit Suisse AG	6/28/2013	(840)
HKD	129,000	USD	16,624	Westpac Group	6/19/2013	(4)
JPY	63,084,000	USD	647,826	HSBC Holdings plc	6/19/2013	(19,806)
JPY	8,600,000	USD	85,271	HSBC Holdings plc	6/19/2013	345
JPY	5,859,000	USD	58,985	HSBC Holdings plc	6/19/2013	(657)
JPY	5,500,000	USD	54,535	HSBC Holdings plc	6/19/2013	219
JPY	5,500,000	USD	54,472	HSBC Holdings plc	6/19/2013	282
JPY	92,434,919	USD	930,853	UBS AG	6/19/2013	(10,637)
JPY	6,659,000	USD	64,508	Westpac Group	6/19/2013	1,784
USD	138,090	JPY	13,862,000	Barclays Bank plc	6/19/2013	89
USD	137,939	JPY	13,862,000	Barclays Bank plc	6/19/2013	(62)
USD	442,893	JPY	43,363,392	HSBC Holdings plc	6/19/2013	11,197
KRW	1,757,249,999	USD	1,572,765	HSBC Holdings plc	6/19/2013	(19,791)
KRW	138,999,999	USD	122,927	HSBC Holdings plc	6/19/2013	(86)
USD	276,538	NOK	1,622,006	Deutsche Bank	6/19/2013	306
NZD	152,347	USD	127,521	Westpac Group	6/19/2013	(6,554)
USD	924,381	SEK	6,044,342	Deutsche Bank	6/19/2013	12,123
USD	26,100	SGD	32,376	HSBC Holdings plc	6/19/2013	484
						$(38,542)

39

Notes to Schedule of Investments

ADR = American Depositary Receipt

AGM = Assured Guaranty Municipal Corporation

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

HKD = Hong Kong Dollar

JPY = Japanese Yen

KRW = South Korea Won

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MTN = Medium Term Note

NOK = Norwegian Krone

NZD = New Zealand Dollar

SBBPA = Standby Bond Purchase Agreement

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

USD = United States Dollar

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,314,884, which represented 3.3% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

40

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $509,160,386)	$590,441,232
Foreign currency holdings, at value (cost of $2,098,059)	2,110,880
Receivable for investments sold	3,394,049
Receivable for capital shares sold	358,140
Unrealized gain on forward foreign currency exchange contracts	56,054
Dividends and interest receivable	2,342,269
598,702,624

Liabilities
Payable for investments purchased	7,186,898
Payable for capital shares redeemed	659,333
Unrealized loss on forward foreign currency exchange contracts	94,596
Accrued management fees	495,545
Distribution and service fees payable	92,163
8,528,535

Net Assets	$590,174,089

Net Assets Consist of:
Capital (par value and paid-in surplus)	$497,620,176
Undistributed net investment income	2,001,126
Undistributed net realized gain	9,290,300
Net unrealized appreciation	81,262,487
$590,174,089

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$269,148,784	44,813,621	$6.01
Institutional Class, $0.01 Par Value	$28,664,170	4,769,146	$6.01
A Class, $0.01 Par Value	$234,394,309	39,053,214	$6.00	*
B Class, $0.01 Par Value	$2,977,596	497,455	$5.99
C Class, $0.01 Par Value	$37,946,439	6,338,296	$5.99
R Class, $0.01 Par Value	$17,042,791	2,841,615	$6.00
*Maximum offering price $6.37 (net asset value divided by 0.9425).

See Notes to Financial Statements.

41

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 3,407,040
Dividends (net of foreign taxes withheld of $76,864)	3,389,434
6,796,474

Expenses:
Management fees	2,894,681
Distribution and service fees:
A Class	287,289
B Class	16,548
C Class	184,182
R Class	39,558
Directors’ fees and expenses	16,293
Other expenses	2,307
3,440,858

Net investment income (loss)	3,355,616

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,759,074
Futures contract transactions	194,432
Foreign currency transactions	(186,991)
19,766,515

Change in net unrealized appreciation (depreciation) on:
Investments	6,546,501
Futures contracts	(701)
Translation of assets and liabilities in foreign currencies	(83,434)
6,462,366

Net realized and unrealized gain (loss)	26,228,881

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,584,497

See Notes to Financial Statements.

42

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$ 3,355,616	$ 7,673,427
Net realized gain (loss)	19,766,515	23,792,880
Change in net unrealized appreciation (depreciation)	6,462,366	21,985,559
Net increase (decrease) in net assets resulting from operations	29,584,497	53,451,866

Distributions to Shareholders
From net investment income:
Investor Class	(1,511,970)	(3,499,823)
Institutional Class	(369,048)	(1,112,240)
A Class	(1,086,265)	(2,699,604)
B Class	(7,589)	(19,678)
C Class	(79,756)	(165,011)
R Class	(51,407)	(120,092)
From net realized gains:
Investor Class	(8,930,149)	(4,089,562)
Institutional Class	(2,008,595)	(1,143,489)
A Class	(7,993,001)	(3,827,936)
B Class	(117,940)	(71,617)
C Class	(1,244,516)	(568,435)
R Class	(498,056)	(201,878)
Decrease in net assets from distributions	(23,898,292)	(17,519,365)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(18,933,940)	12,676,511

Net increase (decrease) in net assets	(13,247,735)	48,609,012

Net Assets
Beginning of period	603,421,824	554,812,812
End of period	$590,174,089	$603,421,824

Undistributed net investment income	$2,001,126	$1,751,545

See Notes to Financial Statements.

43

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

44

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

45

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $178,768,591, of which $58,985,119 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $211,920,131, of which $55,849,105 represented U.S. Treasury and Government Agency obligations.

46

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	6,524,812	$ 38,623,908	8,918,863	$ 51,447,061
Issued in reinvestment of distributions	1,761,058	10,222,219	1,326,550	7,410,867
Redeemed	(6,148,722)	(36,398,462)	(8,645,780)	(49,826,673)
	2,137,148	12,447,665	1,599,633	9,031,255
Institutional Class/Shares Authorized	50,000,000		100,000,000
Sold	1,987,639	11,810,900	3,722,359	21,498,848
Issued in reinvestment of distributions	405,787	2,355,962	399,808	2,239,689
Redeemed	(7,723,083)	(45,534,322)	(5,464,107)	(31,930,425)
	(5,329,657)	(31,367,460)	(1,341,940)	(8,191,888)
A Class/Shares Authorized	200,000,000		200,000,000
Sold	5,160,831	30,609,538	10,587,669	61,004,128
Issued in reinvestment of distributions	1,517,801	8,808,757	1,130,227	6,299,774
Redeemed	(7,377,347)	(43,464,859)	(10,041,740)	(57,980,455)
	(698,715)	(4,046,564)	1,676,156	9,323,447
B Class/Shares Authorized	25,000,000		25,000,000
Sold	4,111	24,068	24,315	139,505
Issued in reinvestment of distributions	20,260	117,419	15,420	85,054
Redeemed	(122,344)	(727,353)	(188,764)	(1,090,491)
	(97,973)	(585,866)	(149,029)	(865,932)
C Class/Shares Authorized	50,000,000		25,000,000
Sold	684,762	4,058,062	1,376,160	7,958,375
Issued in reinvestment of distributions	210,393	1,219,444	119,319	658,529
Redeemed	(621,800)	(3,678,631)	(1,190,570)	(6,881,195)
	273,355	1,598,875	304,909	1,735,709
R Class/Shares Authorized	25,000,000		25,000,000
Sold	738,766	4,357,233	1,236,841	7,146,424
Issued in reinvestment of distributions	94,308	547,309	57,826	321,716
Redeemed	(319,135)	(1,885,132)	(999,423)	(5,824,220)
	513,939	3,019,410	295,244	1,643,920
Net increase (decrease)	(3,201,903)	$(18,933,940)	2,384,973	$ 12,676,511

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

47

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$225,077,468	—	—
Foreign Common Stocks	2,964,038	$ 36,306,141	—
U.S. Treasury Securities	—	113,816,829	—
U.S. Government Agency Mortgage-Backed Securities	—	52,675,018	—
Corporate Bonds	—	48,699,120	—
Sovereign Governments and Agencies	—	39,985,694	—
Municipal Securities	—	24,605,244	—
Commercial Paper	—	21,197,712	—
Commercial Mortgage-Backed Securities	—	8,884,744	—
Exchange-Traded Funds	2,369,118	—	—
Collateralized Mortgage Obligations	—	1,489,082	—
U.S. Government Agency Securities	—	532,637	—
Convertible Preferred Stocks	—	42,736	—
Preferred Stocks	—	16,599	—
Temporary Cash Investments	11,779,052	—	—
Total Value of Investment Securities	$242,189,676	$348,251,556	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(38,542)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure

48

to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly purchased and sold interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of May 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$56,054	Unrealized loss on forward foreign currency exchange contracts	$94,596

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$54,188	Change in net unrealized appreciation (depreciation) on futures contracts	$(701)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(236,304)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(20,229)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	140,244	Change in net unrealized appreciation (depreciation) on futures contracts	—
		$(41,872)		$(20,930)

49

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$518,097,287
Gross tax appreciation of investments	$77,343,676
Gross tax depreciation of investments	(4,999,731)
Net tax appreciation (depreciation) of investments	$72,343,945

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

50

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$5.95	0.04	0.26	0.30	(0.03)	(0.21)	(0.24)	$6.01	5.20%	1.00	%(4)	1.29%	%(4)	32%	$269,149
2012	$5.60	0.08	0.45	0.53	(0.08)	(0.10)	(0.18)	$5.95	9.75%	1.00%		1.44%		76%	$253,750
2011	$5.39	0.10	0.21	0.31	(0.10)	—	(0.10)	$5.60	5.71%	1.00%		1.73%		78%	$229,957
2010	$5.13	0.09	0.26	0.35	(0.09)	—	(0.09)	$5.39	6.85%	1.00%		1.68%		74%	$230,058
2009	$4.47	0.10	0.66	0.76	(0.10)	—	(0.10)	$5.13	17.18%	1.00%		2.19%		128%	$224,600
2008	$5.98	0.14	(1.13)	(0.99)	(0.15)	(0.37)	(0.52)	$4.47	(17.93)%	0.99%		2.58%		168%	$190,824
Institutional Class
2013(3)	$5.95	0.04	0.27	0.31	(0.04)	(0.21)	(0.25)	$6.01	5.29%	0.80	%(4)	1.49	%(4)	32%	$28,664
2012	$5.60	0.09	0.45	0.54	(0.09)	(0.10)	(0.19)	$5.95	9.97%	0.80%		1.64%		76%	$60,090
2011	$5.39	0.11	0.21	0.32	(0.11)	—	(0.11)	$5.60	5.92%	0.80%		1.93%		78%	$64,086
2010	$5.13	0.10	0.26	0.36	(0.10)	—	(0.10)	$5.39	7.06%	0.80%		1.88%		74%	$57,330
2009	$4.47	0.11	0.66	0.77	(0.11)	—	(0.11)	$5.13	17.41%	0.80%		2.39%		128%	$126,394
2008	$5.98	0.15	(1.13)	(0.98)	(0.16)	(0.37)	(0.53)	$4.47	(17.76)%	0.79%		2.78%		168%	$120,336

51

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$5.94	0.03	0.27	0.30	(0.03)	(0.21)	(0.24)	$6.00	5.08%	1.25	%(4)	1.04	%(4)	32%	$234,394
2012	$5.60	0.07	0.44	0.51	(0.07)	(0.10)	(0.17)	$5.94	9.30%	1.25%		1.19%		76%	$236,226
2011	$5.38	0.08	0.22	0.30	(0.08)	—	(0.08)	$5.60	5.64%	1.25%		1.48%		78%	$213,039
2010	$5.13	0.07	0.25	0.32	(0.07)	—	(0.07)	$5.38	6.38%	1.25%		1.43%		74%	$212,820
2009	$4.47	0.09	0.65	0.74	(0.08)	—	(0.08)	$5.13	16.89%	1.25%		1.94%		128%	$214,683
2008	$5.98	0.12	(1.12)	(1.00)	(0.14)	(0.37)	(0.51)	$4.47	(18.13)%	1.24%		2.33%		168%	$186,277
B Class
2013(3)	$5.93	0.01	0.27	0.28	(0.01)	(0.21)	(0.22)	$5.99	4.83%	2.00	%(4)	0.29	%(4)	32%	$2,978
2012	$5.59	0.03	0.44	0.47	(0.03)	(0.10)	(0.13)	$5.93	8.54%	2.00%		0.44%		76%	$3,533
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.67%	2.00%		0.73%		78%	$4,162
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%		0.68%		74%	$4,752
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%		1.19%		128%	$5,381
2008	$5.97	0.08	(1.12)	(1.04)	(0.10)	(0.37)	(0.47)	$4.46	(18.79)%	1.99%		1.58%		168%	$3,970
C Class
2013(3)	$5.94	0.01	0.26	0.27	(0.01)	(0.21)	(0.22)	$5.99	4.65%	2.00	%(4)	0.29	%(4)	32%	$37,946
2012	$5.59	0.03	0.45	0.48	(0.03)	(0.10)	(0.13)	$5.94	8.73%	2.00%		0.44%		76%	$35,998
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.66%	2.00%		0.73%		78%	$32,205
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%		0.68%		74%	$29,329
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%		1.19%		128%	$29,468
2008	$5.97	0.08	(1.12)	(1.04)	(0.10)	(0.37)	(0.47)	$4.46	(18.79)%	1.99%		1.58%		168%	$18,626

52

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$5.94	0.02	0.27	0.29	(0.02)	(0.21)	(0.23)	$6.00	4.96%	1.50	%(4)	0.79	%(4)	32%	$17,043
2012	$5.59	0.05	0.45	0.50	(0.05)	(0.10)	(0.15)	$5.94	9.22%	1.50%		0.94%		76%	$13,824
2011	$5.38	0.07	0.21	0.28	(0.07)	—	(0.07)	$5.59	5.19%	1.50%		1.23%		78%	$11,364
2010	$5.12	0.06	0.26	0.32	(0.06)	—	(0.06)	$5.38	6.32%	1.50%		1.18%		74%	$11,677
2009	$4.46	0.08	0.65	0.73	(0.07)	—	(0.07)	$5.12	16.63%	1.50%		1.69%		128%	$7,718
2008	$5.97	0.11	(1.13)	(1.02)	(0.12)	(0.37)	(0.49)	$4.46	(18.38)%	1.49%		2.08%		168%	$2,052

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

53

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

54

Notes

55

Notes

56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78950 1307

SEMIANNUAL REPORT              MAY 31, 2013

Strategic Allocation: Moderate Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	55
Statement of Operations	56
Statement of Changes in Net Assets	57
Notes to Financial Statements	58
Financial Highlights	65
Additional Information	68

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSMX	8.29%	16.45%	4.50%	7.34%	7.17%	2/15/96
S&P 500 Index	—	16.43%	27.28%	5.42%	7.57%	7.52%(2)	—
Barclays U.S. Aggregate Bond Index	—	-1.05%	0.92%	5.50%	4.66%	5.96%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.04%	0.08%	0.26%	1.64%	2.80%(2)	—
Institutional Class	ASAMX	8.49%	16.61%	4.73%	7.55%	5.30%	8/1/00
A Class(3) No sales charge* With sales charge*	ACOAX	8.23% 2.02%	16.24% 9.63%	4.26% 3.03%	7.07% 6.45%	6.79% 6.41%	10/2/96
B Class No sales charge* With sales charge*	ASTBX	7.87% 2.87%	15.42% 11.42%	3.49% 3.32%	— —	5.65% 5.65%	9/30/04
C Class No sales charge* With sales charge*	ASTCX	7.86% 6.86%	15.40% 15.40%	3.49% 3.49%	6.31% 6.31%	5.54% 5.54%	10/2/01
R Class	ASMRX	8.02%	15.88%	3.97%	—	6.57%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.07%	0.87%	1.32%	2.07%	2.07%	1.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2013
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.1%
Exxon Mobil Corp.	1.1%
Microsoft Corp.	0.8%
Johnson & Johnson	0.7%
Pfizer, Inc.	0.6%
Cisco Systems, Inc.	0.6%
Google, Inc. Class A	0.6%
Oracle Corp.	0.5%
Wells Fargo & Co.	0.5%
AT&T, Inc.	0.5%

Geographic Composition of Common Stocks	% of net assets
United States	48.8%
United Kingdom	2.1%
Japan	1.7%
France	1.2%
Other Countries	9.4%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.4 years
Average Duration (effective)	4.7 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	48.8%
Foreign Common Stocks	14.4%
U.S. Treasury Securities	11.3%
Corporate Bonds	8.1%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Municipal Securities	2.9%
Sovereign Governments and Agencies	2.8%
Commercial Paper	2.2%
Commercial Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	0.8%
Exchange-Traded Funds	0.4%
U.S. Government Agency Securities	—*
Asset-Backed Securities	—*
Convertible Preferred Stocks	—*
Preferred Stocks	—*
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.4%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,082.90	$5.50	1.06%
Institutional Class	$1,000	$1,084.90	$4.47	0.86%
A Class	$1,000	$1,082.30	$6.80	1.31%
B Class	$1,000	$1,078.70	$10.68	2.06%
C Class	$1,000	$1,078.60	$10.68	2.06%
R Class	$1,000	$1,080.20	$8.09	1.56%
Hypothetical
Investor Class	$1,000	$1,019.65	$5.34	1.06%
Institutional Class	$1,000	$1,020.64	$4.33	0.86%
A Class	$1,000	$1,018.40	$6.59	1.31%
B Class	$1,000	$1,014.66	$10.35	2.06%
C Class	$1,000	$1,014.66	$10.35	2.06%
R Class	$1,000	$1,017.15	$7.85	1.56%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 63.2%
AEROSPACE AND DEFENSE — 2.0%
AAR Corp.	1,930	$ 38,716
Aerovironment, Inc.(1)	2,699	54,169
American Science & Engineering, Inc.	3,046	182,882
B/E Aerospace, Inc.(1)	14,955	948,745
Boeing Co. (The)	42,984	4,256,276
Erickson Air-Crane, Inc.(1)	2,177	54,142
European Aeronautic Defence and Space Co. NV	39,853	2,268,881
General Dynamics Corp.	51,988	4,008,275
Honeywell International, Inc.	82,768	6,493,977
KEYW Holding Corp. (The)(1)	4,963	73,204
Moog, Inc., Class A(1)	560	28,039
Northrop Grumman Corp.	57,567	4,742,945
Orbital Sciences Corp.(1)	1,249	22,707
Precision Castparts Corp.	8,902	1,904,316
Raytheon Co.	39,308	2,619,485
Rolls-Royce Holdings plc	88,027	1,592,051
Rolls-Royce Holdings plc Preference Shares	10,475,213	15,916
Teledyne Technologies, Inc.(1)	344	26,564
Textron, Inc.	68,592	1,849,240
TransDigm Group, Inc.	8,700	1,271,070
Triumph Group, Inc.	2,153	167,180
United Technologies Corp.	23,060	2,188,394
		34,807,174
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	28,855	2,478,644
UTi Worldwide, Inc.	2,096	33,180
		2,511,824
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	7,640	434,105
Copa Holdings SA Class A	5,030	660,539
JetBlue Airways Corp.(1)	3,667	22,772
Pegasus Hava Tasimaciligi AS(1)	35,855	401,155
Ryanair Holdings plc ADR	33,269	1,624,858
Southwest Airlines Co.	86,687	1,228,355
		4,371,784
AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	9,845	175,143
Autoliv, Inc.	10,231	802,724
BorgWarner, Inc.(1)	26,964	2,185,972
Continental AG	7,378	973,302
Cooper Tire & Rubber Co.	20,685	534,500
Dana Holding Corp.	3,195	60,449
Delphi Automotive plc	34,262	1,672,328
Superior Industries International, Inc.	755	13,749
Xinyi Glass Holdings Ltd.	914,000	786,540
		7,204,707
AUTOMOBILES — 0.8%
Brilliance China Automotive Holdings Ltd.(1)	390,000	443,597
Daimler AG	13,550	868,821
Ford Motor Co.	136,170	2,135,145
Fuji Heavy Industries Ltd.	69,000	1,549,537
Harley-Davidson, Inc.	44,200	2,410,668
Tata Motors Ltd.	146,603	806,770
Tata Motors Ltd. ADR	28,935	793,687
Tesla Motors, Inc.(1)	3,605	352,425
Thor Industries, Inc.	8,174	349,111
Tofas Turk Otomobil Fabrikasi	51,559	386,152
Toyota Motor Corp.	59,900	3,533,351
Winnebago Industries, Inc.(1)	2,984	61,948
		13,691,212
BEVERAGES — 1.0%
Anheuser-Busch InBev NV	20,713	1,909,319
Beam, Inc.	15,314	992,960
Boston Beer Co., Inc., Class A(1)	202	30,874
Brown-Forman Corp., Class B	6,063	417,256
Cia de Bebidas das Americas Preference Shares ADR	8,545	325,308
Coca-Cola Co. (The)	104,276	4,169,997
Constellation Brands, Inc., Class A(1)	14,340	760,163
Dr Pepper Snapple Group, Inc.	19,006	873,896

Shares/ Principal Amount	Value

Fomento Economico Mexicano SAB de CV ADR	4,273	$ 464,005
Monster Beverage Corp.(1)	9,436	515,111
PepsiCo, Inc.	51,280	4,141,886
Pernod-Ricard SA	8,598	1,032,500
Thai Beverage PCL	1,027,000	530,068
Treasury Wine Estates Ltd.	130,972	756,942
		16,920,285
BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc.(1)	1,354	45,291
Aegerion Pharmaceuticals, Inc.(1)	940	68,460
Alexion Pharmaceuticals, Inc.(1)	26,578	2,592,418
Alkermes plc(1)	3,533	110,406
Alnylam Pharmaceuticals, Inc.(1)	1,557	47,691
Amgen, Inc.	57,022	5,732,422
Arena Pharmaceuticals, Inc.(1)	5,977	52,837
Celgene Corp.(1)	9,040	1,117,796
Cepheid, Inc.(1)	1,941	67,469
CSL Ltd.	15,512	879,369
Cubist Pharmaceuticals, Inc.(1)	1,868	102,646
Dendreon Corp.(1)	5,371	21,484
Exact Sciences Corp.(1)	2,172	24,413
Exelixis, Inc.(1)	6,354	30,753
Gilead Sciences, Inc.(1)	47,276	2,575,596
Grifols SA(1)	51,956	1,901,321
Halozyme Therapeutics, Inc.(1)	3,266	23,091
ImmunoGen, Inc.(1)	2,200	40,414
Infinity Pharmaceuticals, Inc.(1)	827	22,288
Ironwood Pharmaceuticals, Inc.(1)	2,424	32,360
Isis Pharmaceuticals, Inc.(1)	3,379	73,155
Keryx Biopharmaceuticals, Inc.(1)	2,570	20,586
Neurocrine Biosciences, Inc.(1)	2,617	33,838
Onyx Pharmaceuticals, Inc.(1)	4,964	473,814
Opko Health, Inc.(1)	4,410	29,150
PDL BioPharma, Inc.	3,863	31,870
Pharmacyclics, Inc.(1)	1,485	136,085
Regeneron Pharmaceuticals, Inc.(1)	9,279	2,244,312
Seattle Genetics, Inc.(1)	2,749	94,346
Theravance, Inc.(1)	1,895	66,401
United Therapeutics Corp.(1)	5,317	353,421
		19,045,503
BUILDING PRODUCTS — 0.3%
American Woodmark Corp.(1)	2,076	75,400
AO Smith Corp.	1,123	44,022
Apogee Enterprises, Inc.	4,355	116,191
Builders FirstSource, Inc.(1)	20,299	136,815
China Liansu Group Holdings Ltd.	633,000	360,455
Daikin Industries Ltd.	31,600	1,369,943
Fortune Brands Home & Security, Inc.	40,505	1,712,551
Lennox International, Inc.	18,609	1,190,790
Nortek, Inc.(1)	200	14,130
Ply Gem Holdings, Inc.(1)	473	10,926
Quanex Building Products Corp.	2,845	52,661
		5,083,884
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	14,370	2,356,680
Ameriprise Financial, Inc.	19,240	1,568,445
Bank of New York Mellon Corp. (The)	30,350	912,321
BlackRock, Inc.	4,640	1,295,488
Calamos Asset Management, Inc., Class A	1,824	19,188
Charles Schwab Corp. (The)	39,981	794,023
Evercore Partners, Inc. Class A	660	26,215
Federated Investors, Inc. Class B	21,539	595,984
Fifth Street Finance Corp.	3,307	34,724
Franklin Resources, Inc.	9,798	1,516,828
Goldman Sachs Group, Inc. (The)	34,558	5,601,161
Hercules Technology Growth Capital, Inc.	1,696	22,726
HFF, Inc., Class A	3,320	62,449
Janus Capital Group, Inc.	50,253	440,719
KKR & Co. LP	30,786	599,711
Manning & Napier, Inc.	1,253	24,922

Shares/ Principal Amount	Value
Morgan Stanley	20,380	$ 527,842
Northern Trust Corp.	43,135	2,508,300
PennantPark Investment Corp.	6,932	77,223
Schroders plc	44,826	1,591,085
Solar Capital Ltd.	3,028	69,644
State Street Corp.	5,735	379,542
Stifel Financial Corp.(1)	1,484	53,409
Triangle Capital Corp.	3,310	94,070
UBS AG	78,733	1,369,403
Waddell & Reed Financial, Inc.	38,441	1,769,824
Walter Investment Management Corp.(1)	2,470	89,933
		24,401,859
CHEMICALS — 1.8%
Agrium, Inc.	7,674	708,924
Airgas, Inc.	6,220	639,976
Akzo Nobel NV	11,696	746,739
BASF SE	15,083	1,473,812
Celanese Corp.	20,835	1,028,207
CF Industries Holdings, Inc.	5,859	1,118,835
Chemtura Corp.(1)	1,484	34,028
Christian Hansen Holding A/S	31,771	1,132,192
Cytec Industries, Inc.	8,938	638,799
E.I. du Pont de Nemours & Co.	6,730	375,467
Eastman Chemical Co.	23,010	1,650,277
Flotek Industries, Inc.(1)	3,177	55,248
FMC Corp.	19,410	1,217,201
H.B. Fuller Co.	2,175	90,415
Hawkins, Inc.	1,369	54,596
Huntsman Corp.	22,262	432,996
Innophos Holdings, Inc.	2,106	106,521
Intrepid Potash, Inc.	6,219	116,793
Kraton Performance Polymers, Inc.(1)	2,107	43,699
Kronos Worldwide, Inc.	3,774	63,818
LyondellBasell Industries NV, Class A	55,199	3,679,013
Minerals Technologies, Inc.	947	40,342
Monsanto Co.	55,318	5,567,204
NewMarket Corp.	2,861	784,601
OM Group, Inc.(1)	775	22,738
PPG Industries, Inc.	15,996	2,457,146
Sensient Technologies Corp.	1,033	$ 42,632
Sherwin-Williams Co. (The)	4,815	907,772
Shin-Etsu Chemical Co. Ltd.	18,000	1,131,966
Syngenta AG	4,896	1,921,212
Tronox Ltd. Class A	9,009	207,928
Umicore SA	12,813	608,164
W.R. Grace & Co.(1)	6,632	560,470
Westlake Chemical Corp.	6,780	633,252
		30,292,983
COMMERCIAL BANKS — 2.9%
American National Bankshares, Inc.	2,841	61,621
Banco Bilbao Vizcaya Argentaria SA	68,381	641,097
Bank of Ireland(1)	4,947,184	1,178,194
Bank of the Ozarks, Inc.	1,706	74,467
BankUnited, Inc.	9,074	223,039
BNP Paribas SA	24,744	1,442,297
BOC Hong Kong Holdings Ltd.	294,500	972,659
BOK Financial Corp.	512	33,331
Boston Private Financial Holdings, Inc.	3,989	39,292
Cathay General Bancorp.	6,707	136,085
Central Pacific Financial Corp.(1)	2,390	43,833
CIT Group, Inc.(1)	15,480	713,318
Comerica, Inc.	24,417	964,227
Commerce Bancshares, Inc.	32,827	1,428,631
Commonwealth Bank of Australia	24,624	1,559,850
Credicorp Ltd.	7,023	966,505
Cullen/Frost Bankers, Inc.	10,354	666,280
CVB Financial Corp.	3,434	39,388
DNB ASA	46,741	752,679
Erste Group Bank AG	22,913	727,007
F.N.B. Corp.	1,527	17,561
First Financial Bankshares, Inc.	1,657	91,135
First Horizon National Corp.	3,901	44,783
First Interstate Bancsystem, Inc.	3,380	66,890
First Niagara Financial Group, Inc.	5,514	53,872
FirstMerit Corp.	3,610	68,121

Shares/ Principal Amount	Value

Fulton Financial Corp.	2,141	$ 24,600
Grupo Financiero Banorte SAB de CV	76,875	491,454
HDFC Bank Ltd.	82,662	1,025,098
Heritage Financial Corp.	3,547	48,984
Home Bancshares, Inc.	3,296	138,762
HSBC Holdings plc (Hong Kong)	199,368	2,185,623
ICICI Bank Ltd. ADR	16,966	762,961
Industrial & Commercial Bank of China Ltd. H Shares	1,189,105	831,766
Itau Unibanco Holding SA ADR	91,965	1,383,152
Kasikornbank PCL NVDR	250,600	1,604,266
KeyCorp	94,011	1,013,439
Lakeland Financial Corp.	2,612	72,039
Lloyds Banking Group plc(1)	1,688,037	1,548,994
MB Financial, Inc.	1,955	49,872
Mitsubishi UFJ Financial Group, Inc.	116,200	686,207
National Bankshares, Inc.	1,781	59,468
OFG Bancorp	4,880	86,766
Pacific Continental Corp.	3,551	39,771
Park Sterling Corp.(1)	7,820	45,747
Pinnacle Financial Partners, Inc.(1)	4,173	104,742
PNC Financial Services Group, Inc. (The)	47,191	3,380,763
Popular, Inc.(1)	2,330	69,900
Prosperity Bancshares, Inc.	1,232	61,711
PT Bank Mandiri (Persero) Tbk	1,424,301	1,413,297
PT Bank Rakyat Indonesia (Persero) Tbk	714,000	647,174
Sberbank of Russia	433,292	1,334,203
Signature Bank(1)	1,884	145,407
Standard Chartered plc	42,424	975,548
SunTrust Banks, Inc.	55,966	1,795,949
Susquehanna Bancshares, Inc.	4,348	52,219
TCF Financial Corp.	1,384	19,930
Texas Capital Bancshares, Inc.(1)	3,534	156,061
Turkiye Garanti Bankasi AS	308,217	1,581,907
Turkiye Halk Bankasi AS	49,270	524,021
U.S. Bancorp	67,880	2,379,873
ViewPoint Financial Group, Inc.	4,670	88,403
Washington Banking Co.	2,459	33,541
Wells Fargo & Co.	217,070	8,802,188
Westamerica Bancorp.	16,511	743,490
		49,415,458
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	48,657	1,974,988
Avery Dennison Corp.	6,060	263,610
Deluxe Corp.	15,492	579,401
G&K Services, Inc., Class A	2,927	141,403
Mobile Mini, Inc.(1)	2,267	76,285
Multi-Color Corp.	2,714	79,764
Republic Services, Inc.	93,315	3,182,041
Stericycle, Inc.(1)	12,757	1,400,208
Tyco International Ltd.	85,371	2,886,394
US Ecology, Inc.	2,752	75,350
Waste Management, Inc.	11,641	488,107
		11,147,551
COMMUNICATIONS EQUIPMENT — 1.1%
AAC Technologies Holdings, Inc.	144,000	812,393
Bel Fuse, Inc., Class B	1,958	31,171
Brocade Communications Systems, Inc.(1)	39,148	212,574
Cisco Systems, Inc.	416,598	10,031,680
F5 Networks, Inc.(1)	5,259	437,601
Harris Corp.	3,860	193,502
HTC Corp.	54,000	494,707
InterDigital, Inc.	1,329	61,121
Procera Networks, Inc.(1)	4,480	66,125
QUALCOMM, Inc.	64,925	4,121,439
Riverbed Technology, Inc.(1)	55,307	855,046
Telefonaktiebolaget LM Ericsson B Shares	114,486	1,339,004
		18,656,363
COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.	40,793	18,343,796
Electronics for Imaging, Inc.(1)	1,543	43,034
EMC Corp.(1)	212,296	5,256,449
Hewlett-Packard Co.	67,179	1,640,511
NetApp, Inc.(1)	105,123	3,945,266
Pegatron Corp.(1)	251,000	451,807
SanDisk Corp.(1)	8,407	496,181
Seagate Technology plc	19,292	831,100

Shares/ Principal Amount	Value

Toshiba Corp.	222,000	$ 1,048,728
Western Digital Corp.	36,297	2,298,326
		34,355,198
CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	12,839	812,709
China Communications Construction Co. Ltd. H Shares	388,000	359,523
China Railway Construction Corp. Ltd. H Shares	655,000	641,802
EMCOR Group, Inc.	678	26,951
Great Lakes Dredge & Dock Corp.	6,148	51,028
MasTec, Inc.(1)	28,208	897,015
Promotora y Operadora de Infraestructura SAB de CV(1)	78,997	720,838
Quanta Services, Inc.(1)	60,660	1,720,924
		5,230,790
CONSTRUCTION MATERIALS — 0.4%
Cemex SAB de CV ADR(1)	153,416	1,764,284
Eagle Materials, Inc.	10,929	806,014
Headwaters, Inc.(1)	13,864	147,097
Holcim Ltd.	12,409	963,076
James Hardie Industries SE	58,005	548,012
Martin Marietta Materials, Inc.	6,722	732,900
PT Semen Gresik (Persero) Tbk	555,500	1,017,739
Siam Cement PCL NVDR	56,600	869,546
Texas Industries, Inc.(1)	11,011	786,295
		7,634,963
CONSUMER FINANCE — 0.2%
Capital One Financial Corp.	16,350	996,205
Cash America International, Inc.	37,412	1,784,927
Discover Financial Services	27,300	1,294,293
		4,075,425
CONTAINERS AND PACKAGING — 0.3%
Bemis Co., Inc.	18,001	704,739
Berry Plastics Group, Inc.(1)	4,113	86,414
Graphic Packaging Holding Co.(1)	10,351	79,599
Klabin SA Preference Shares	71,300	422,780
Owens-Illinois, Inc.(1)	50,151	1,376,645
Packaging Corp. of America	38,032	1,863,568
Sealed Air Corp.	2,271	54,550
Silgan Holdings, Inc.	1,357	63,467
Sonoco Products Co.	18,398	644,298
		5,296,060
DISTRIBUTORS†
Core-Mark Holding Co., Inc.	466	27,583
Pool Corp.	2,518	129,551
		157,134
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	157,900	966,509
Coinstar, Inc.(1)	11,300	658,112
Grand Canyon Education, Inc.(1)	2,936	94,304
Sotheby’s	2,702	100,650
Steiner Leisure, Ltd.(1)	2,238	113,668
		1,933,243
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Bank of America Corp.	125,360	1,712,418
Chailease Holding Co. Ltd.	315,379	944,919
Citigroup, Inc.	85,447	4,442,390
Compass Diversified Holdings	1,488	25,668
Grupo BTG Pactual	22,200	340,701
JPMorgan Chase & Co.	141,203	7,708,272
MarketAxess Holdings, Inc.	1,776	77,007
Moody’s Corp.	39,948	2,654,145
MSCI, Inc., Class A(1)	7,000	246,680
ORIX Corp.	173,100	2,275,603
PHH Corp.(1)	3,489	70,338
		20,498,141
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	242,248	8,476,258
CenturyLink, Inc.	86,503	2,954,078
Telenor ASA	53,590	1,121,502
tw telecom, inc., Class A(1)	46,313	1,321,310
Verizon Communications, Inc.	117,082	5,676,135
		19,549,283
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	18,950	868,289
Edison International	44,612	2,049,475
El Paso Electric Co.	3,392	121,400

Shares/ Principal Amount	Value

Empire District Electric Co. (The)	32,076	$ 697,011
Exelon Corp.	8,210	257,301
Great Plains Energy, Inc.	69,829	1,576,041
IDACORP, Inc.	10,493	495,584
Northeast Utilities	10,532	438,868
NV Energy, Inc.	48,232	1,130,558
Pinnacle West Capital Corp.	13,170	743,842
Portland General Electric Co.	50,024	1,522,731
PPL Corp.	30,660	910,602
UNS Energy Corp.	551	25,831
Westar Energy, Inc.	31,857	1,010,504
Xcel Energy, Inc.	70,494	2,024,588
		13,872,625
ELECTRICAL EQUIPMENT — 0.7%
ABB Ltd. ADR	28,155	613,497
Acuity Brands, Inc.	1,125	84,454
AMETEK, Inc.	16,351	705,546
Belden, Inc.	1,849	98,829
Brady Corp., Class A	9,067	295,040
Eaton Corp. plc	33,313	2,200,657
Emerson Electric Co.	47,995	2,757,793
Encore Wire Corp.	1,001	34,645
Franklin Electric Co., Inc.	2,033	68,736
Generac Holdings, Inc.	2,445	99,022
GrafTech International Ltd.(1)	7,505	62,967
Regal-Beloit Corp.	7,257	489,920
Rockwell Automation, Inc.	39,757	3,499,411
Schneider Electric SA	21,361	1,671,665
		12,682,182
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Audience, Inc.(1)	3,480	48,720
Avnet, Inc.(1)	12,994	443,875
Cognex Corp.	1,684	75,662
FARO Technologies, Inc.(1)	2,643	98,901
FEI Co.	880	63,369
FLIR Systems, Inc.	5,673	138,194
Hon Hai Precision Industry Co. Ltd.	9	23
Ingram Micro, Inc. Class A(1)	5,571	106,462
Jabil Circuit, Inc.	1,367	27,422
Littelfuse, Inc.	1,700	124,933
Molex, Inc., Class A	19,851	487,541
Murata Manufacturing Co. Ltd.	13,900	1,054,302
OSI Systems, Inc.(1)	522	30,193
RealD, Inc.(1)	4,650	70,169
TE Connectivity Ltd.	52,921	2,349,163
TPK Holding Co. Ltd.	49,000	966,822
Trimble Navigation Ltd.(1)	83,887	2,340,447
TTM Technologies, Inc.(1)	7,590	61,327
Vishay Intertechnology, Inc.(1)	6,784	98,775
		8,586,300
ENERGY EQUIPMENT AND SERVICES — 1.0%
Atwood Oceanics, Inc.(1)	18,579	975,583
Baker Hughes, Inc.	23,990	1,091,065
Bristow Group, Inc.	1,383	86,922
Cal Dive International, Inc.(1)	20,431	42,292
Cameron International Corp.(1)	27,830	1,694,012
Core Laboratories NV	3,177	437,664
Dril-Quip, Inc.(1)	1,936	175,111
Eurasia Drilling Co. Ltd. GDR	17,800	730,643
Geospace Technologies Corp.(1)	548	47,599
Gulfmark Offshore, Inc. Class A	1,145	52,510
Helmerich & Payne, Inc.	10,645	657,222
Hornbeck Offshore Services, Inc.(1)	3,258	169,481
Key Energy Services, Inc.(1)	6,742	43,688
Matrix Service Co.(1)	2,634	43,435
McDermott International, Inc.(1)	5,600	53,480
National Oilwell Varco, Inc.	25,680	1,805,304
Nuverra Environmental Solutions, Inc.(1)	5,375	20,425
Oceaneering International, Inc.	35,918	2,603,337
Petrofac Ltd.	22,829	466,776
Petroleum Geo-Services ASA	87,311	1,290,513
RPC, Inc.	34,045	428,627
Schlumberger Ltd.	30,791	2,248,667
Technip SA	11,181	1,235,031
Tetra Technologies, Inc.(1)	3,859	40,172
		16,439,559

Shares/ Principal Amount	Value

FOOD AND STAPLES RETAILING — 1.7%
BIM Birlesik Magazalar AS	9,000	$ 424,020
Brazil Pharma SA	29,700	173,336
Carrefour SA	48,198	1,403,677
Casey’s General Stores, Inc.	1,050	63,798
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	12,350	607,126
Clicks Group Ltd.	66,358	392,047
Costco Wholesale Corp.	23,090	2,532,280
CVS Caremark Corp.	89,081	5,129,284
Eurocash SA	32,888	652,293
GSretail Co. Ltd.	8,080	207,975
Jeronimo Martins SGPS SA	47,240	1,004,580
Kroger Co. (The)	31,700	1,067,339
Magnit OJSC GDR	45,401	2,443,038
Rite Aid Corp.(1)	39,430	115,924
Safeway, Inc.	72,494	1,668,087
Sysco Corp.	43,369	1,465,872
United Natural Foods, Inc.(1)	1,321	69,907
Village Super Market, Inc., Class A	1,616	60,438
Wal-Mart Stores, Inc.	74,904	5,605,815
Weis Markets, Inc.	1,855	75,888
Whole Foods Market, Inc.	60,424	3,133,589
		28,296,313
FOOD PRODUCTS — 1.4%
Annie’s, Inc.(1)	6,572	255,717
Archer-Daniels-Midland Co.	72,068	2,322,752
Associated British Foods plc	36,553	997,904
ConAgra Foods, Inc.	36,502	1,229,752
Danone SA	16,320	1,198,832
Dole Food Co., Inc.(1)	4,252	40,266
General Mills, Inc.	61,217	2,882,096
Hain Celestial Group, Inc. (The)(1)	13,631	908,097
Hershey Co. (The)	16,513	1,471,473
Ingredion, Inc.	9,575	652,249
J&J Snack Foods Corp.	1,811	137,455
Kellogg Co.	9,708	602,381
Kraft Foods Group, Inc.	10,523	580,133
Mead Johnson Nutrition Co.	28,118	2,279,526
Mondelez International, Inc. Class A	43,720	1,287,991
Nestle SA	38,152	2,517,531
Orion Corp.	363	347,596
Pinnacle Foods, Inc.(1)	15,563	382,227
Post Holdings, Inc.(1)	2,763	116,571
Snyders-Lance, Inc.	1,581	40,980
Tata Global Beverages Ltd.	137,809	355,944
TreeHouse Foods, Inc.(1)	2,617	171,361
Unilever plc	70,953	2,982,466
		23,761,300
GAS UTILITIES — 0.2%
AGL Resources, Inc.	28,291	1,197,558
ENN Energy Holdings Ltd.	100,000	561,471
Laclede Group, Inc. (The)	17,035	806,267
		2,565,296
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Abaxis, Inc.	841	37,012
Abbott Laboratories	108,743	3,987,606
Align Technology, Inc.(1)	2,206	78,865
Analogic Corp.	384	30,524
Arthrocare Corp.(1)	817	27,721
Becton Dickinson and Co.	31,055	3,062,644
Boston Scientific Corp.(1)	63,752	589,069
CareFusion Corp.(1)	51,878	1,906,517
Cie Generale d’Optique Essilor International SA	11,132	1,213,185
Coloplast A/S B Shares	11,257	640,167
Conceptus, Inc.(1)	979	30,329
Cooper Cos., Inc. (The)	11,401	1,288,427
Covidien plc	8,764	557,390
Cyberonics, Inc.(1)	884	42,176
DENTSPLY International, Inc.	7,916	330,572
DexCom, Inc.(1)	2,266	47,201
Endologix, Inc.(1)	1,962	26,369
Ginko International Co. Ltd.	25,000	422,353
Haemonetics Corp.(1)	2,315	95,563
HeartWare International, Inc.(1)	490	44,722
ICU Medical, Inc.(1)	459	32,768
IDEXX Laboratories, Inc.(1)	6,690	551,524
Insulet Corp.(1)	1,632	48,732
Integra LifeSciences Holdings Corp.(1)	1,016	38,496
Intuitive Surgical, Inc.(1)	2,443	1,215,466

Shares/ Principal Amount	Value

Masimo Corp.	1,762	$ 38,147
Medtronic, Inc.	127,522	6,504,897
Meridian Bioscience, Inc.	1,584	34,230
Mettler-Toledo International, Inc.(1)	3,208	700,178
Neogen Corp.(1)	835	45,482
NxStage Medical, Inc.(1)	2,093	29,197
Orthofix International NV(1)	3,086	85,297
ResMed, Inc.	8,274	397,152
St. Jude Medical, Inc.	54,096	2,338,570
STERIS Corp.	16,931	767,652
Stryker Corp.	31,153	2,068,248
Sysmex Corp.	17,500	1,143,577
Utah Medical Products, Inc.	1,383	63,991
Volcano Corp.(1)	1,852	35,373
West Pharmaceutical Services, Inc.	741	50,796
Zimmer Holdings, Inc.	24,468	1,920,983
		32,569,168
HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Acadia Healthcare Co., Inc.(1)	905	30,218
Accretive Health, Inc.(1)	1,516	17,252
Aetna, Inc.	20,810	1,256,508
Air Methods Corp.	3,258	121,979
AmerisourceBergen Corp.	43,718	2,364,269
Bio-Reference Labs, Inc.(1)	1,014	31,282
Brookdale Senior Living, Inc.(1)	8,000	226,800
Cardinal Health, Inc.	19,954	937,040
Catamaran Corp.(1)	52,290	2,573,714
Centene Corp.(1)	1,590	78,705
Chemed Corp.	630	44,113
CIGNA Corp.	6,228	422,881
Emeritus Corp.(1)	1,178	29,945
Express Scripts Holding Co.(1)	27,985	1,738,428
Health Management Associates, Inc., Class A(1)	1,866	25,732
HealthSouth Corp.(1)	4,160	121,846
Humana, Inc.	9,873	797,541
IPC The Hospitalist Co., Inc.(1)	622	30,329
Landauer, Inc.	387	20,581
LifePoint Hospitals, Inc.(1)	26,834	1,334,455
MWI Veterinary Supply, Inc.(1)	577	70,111
National Healthcare Corp.	806	38,277
Owens & Minor, Inc.	2,218	75,811
Patterson Cos., Inc.	19,732	771,127
Quest Diagnostics, Inc.	24,882	1,538,703
Team Health Holdings, Inc.(1)	18,478	721,935
VCA Antech, Inc.(1)	1,017	25,995
WellCare Health Plans, Inc.(1)	1,424	74,247
WellPoint, Inc.	17,250	1,327,732
		16,847,556
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	1,803	24,972
athenahealth, Inc.(1)	1,098	92,836
Cerner Corp.(1)	15,125	1,486,485
Computer Programs & Systems, Inc.	490	24,539
HMS Holdings Corp.(1)	3,646	90,785
Medidata Solutions, Inc.(1)	724	49,970
Quality Systems, Inc.	1,477	26,409
		1,795,996
HOTELS, RESTAURANTS AND LEISURE — 1.4%
AFC Enterprises, Inc.(1)	2,488	90,712
Alsea SAB de CV	228,297	639,962
Bally Technologies, Inc.(1)	13,438	765,294
Bloomberry Resorts Corp.(1)	1,002,600	286,391
Bloomin’ Brands, Inc.(1)	2,400	55,824
Bob Evans Farms, Inc.	517	23,865
Carnival Corp.	49,699	1,645,037
CEC Entertainment, Inc.	16,613	665,351
Cedar Fair LP	2,943	120,398
Compass Group plc	65,683	862,063
Cracker Barrel Old Country Store, Inc.	7,391	661,199
Domino’s Pizza, Inc.	2,000	118,540
Dunkin’ Brands Group, Inc.	15,504	613,958
InterContinental Hotels Group plc	27,543	793,719
International Game Technology	103,310	1,847,183
International Speedway Corp., Class A	6,521	226,018
Las Vegas Sands Corp.	5,300	306,870
Life Time Fitness, Inc.(1)	721	35,935
Marriott International, Inc. Class A	33,780	1,419,098

Shares/ Principal Amount	Value

McDonald’s Corp.	26,092	$ 2,519,704
Minor International PCL	830,300	736,676
Norwegian Cruise Line Holdings Ltd.(1)	20,029	615,892
Orient-Express Hotels Ltd. Class A(1)	5,534	65,522
Panera Bread Co., Class A(1)	3,292	631,504
Papa John’s International, Inc.(1)	2,913	187,685
Paradise Co. Ltd.	34,373	732,172
Red Robin Gourmet Burgers, Inc.(1)	1,713	89,950
Sands China Ltd.	234,000	1,241,401
Six Flags Entertainment Corp.	2,086	155,553
Starbucks Corp.	17,395	1,097,103
Starwood Hotels & Resorts Worldwide, Inc.	6,500	443,950
Whitbread plc	42,300	1,833,537
Wyndham Worldwide Corp.	27,067	1,573,134
		23,101,200
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc.(1)	2,179	104,396
CSS Industries, Inc.	1,791	49,521
Garmin Ltd.	45,961	1,605,418
Haier Electronics Group Co. Ltd.(1)	654,000	1,160,136
Helen of Troy Ltd.(1)	799	31,696
La-Z-Boy, Inc.	3,790	70,001
Lennar Corp., Class A	14,136	555,828
M.D.C. Holdings, Inc.	5,402	200,468
M/I Homes, Inc.(1)	8,079	200,763
Mohawk Industries, Inc.(1)	14,330	1,593,066
Newell Rubbermaid, Inc.	85,121	2,301,672
PulteGroup, Inc.(1)	7,302	157,650
Standard Pacific Corp.(1)	26,616	235,552
Toll Brothers, Inc.(1)	24,280	829,648
TRI Pointe Homes, Inc.(1)	2,629	44,272
William Lyon Homes Class A(1)	789	20,553
		9,160,640
HOUSEHOLD PRODUCTS — 0.9%
Central Garden and Pet Co.(1)	4,404	33,426
Church & Dwight Co., Inc.	21,670	1,317,753
Clorox Co.	4,006	332,819
Energizer Holdings, Inc.	22,454	2,149,072
Henkel AG & Co. KGaA Preference Shares	10,780	1,043,722
Kimberly-Clark Corp.	11,939	1,156,053
LG Household & Health Care Ltd.	1,198	659,515
Procter & Gamble Co. (The)	81,592	6,263,002
Svenska Cellulosa AB B Shares	59,211	1,470,991
Unicharm Corp.	25,700	1,437,323
		15,863,676
INDUSTRIAL CONGLOMERATES — 0.8%
Alfa SAB de CV, Series A	153,092	362,415
Carlisle Cos., Inc.	3,645	238,419
Danaher Corp.	65,034	4,020,402
General Electric Co.	342,007	7,975,603
Koninklijke Philips Electronics NV	39,127	1,105,723
		13,702,562
INSURANCE — 2.8%
ACE Ltd.	8,433	756,271
Aflac, Inc.	49,975	2,783,108
AIA Group Ltd.	310,000	1,368,047
Allied World Assurance Co. Holdings AG	8,564	765,707
Allstate Corp. (The)	48,055	2,318,173
American Equity Investment Life Holding Co.	1,609	26,066
American International Group, Inc.(1)	91,134	4,051,818
AMERISAFE, Inc.	1,836	62,295
Amtrust Financial Services, Inc.	2,729	90,139
Aon plc	9,503	605,056
Argo Group International Holdings Ltd.	1,340	53,077
Aspen Insurance Holdings Ltd.	1,947	71,550
Axis Capital Holdings Ltd.	27,774	1,209,835
Baldwin & Lyons, Inc., Class B	2,806	66,474
Berkshire Hathaway, Inc., Class B(1)	32,956	3,759,291
Chubb Corp. (The)	19,131	1,666,310
Cincinnati Financial Corp.	12,400	587,016
CNO Financial Group, Inc.	3,958	48,842
Discovery Holdings Ltd.	96,264	773,164
Endurance Specialty Holdings Ltd.	1,764	88,782

Shares/ Principal Amount	Value

First American Financial Corp.	21,300	$ 508,644
Hanover Insurance Group, Inc. (The)	1,021	51,285
HCC Insurance Holdings, Inc.	27,410	1,174,519
Infinity Property & Casualty Corp.	1,473	85,066
Loews Corp.	21,390	980,090
Marsh & McLennan Cos., Inc.	22,671	907,293
MetLife, Inc.	119,802	5,296,446
Muenchener Rueckversicherungs AG	12,793	2,394,806
National Financial Partners Corp.(1)	1,016	25,613
Ping An Insurance Group Co. H Shares	178,000	1,304,713
Platinum Underwriters Holdings Ltd.	816	46,594
Powszechny Zaklad Ubezpieczen SA	3,611	502,496
Primerica, Inc.	775	27,296
Principal Financial Group, Inc.	20,950	792,958
ProAssurance Corp.	2,012	101,002
Prudential Financial, Inc.	22,400	1,544,928
Reinsurance Group of America, Inc.	27,313	1,799,654
RenaissanceRe Holdings Ltd.	5,863	503,984
Sampo A Shares	28,134	1,137,868
Symetra Financial Corp.	40,766	569,093
Torchmark Corp.	7,329	472,794
Travelers Cos., Inc. (The)	67,285	5,633,100
United Fire Group, Inc.	2,605	69,944
Unum Group	19,867	565,812
Validus Holdings Ltd.	1,102	39,793
		47,686,812
INTERNET AND CATALOG RETAIL — 0.4%
Amazon.com, Inc.(1)	5,265	1,416,443
Expedia, Inc.	61,995	3,562,233
priceline.com, Inc.(1)	1,510	1,213,934
Rakuten, Inc.	116,192	1,287,885
Shutterfly, Inc.(1)	1,610	78,471
		7,558,966
INTERNET SOFTWARE AND SERVICES — 1.1%
Angie’s List, Inc.(1)	984	23,085
CoStar Group, Inc.(1)	1,247	139,427
eBay, Inc.(1)	36,247	1,960,963
Equinix, Inc.(1)	3,192	646,827
Google, Inc. Class A(1)	10,941	9,523,156
LinkedIn Corp., Class A(1)	7,820	1,310,085
Mail.ru Group Ltd. GDR	16,584	461,939
Market Leader, Inc.(1)	6,023	64,446
NIC, Inc.	2,041	34,125
OpenTable, Inc.(1)	795	53,026
Telecity Group plc	75,598	1,111,457
Tencent Holdings Ltd.	55,400	2,187,928
Trulia, Inc.(1)	1,140	35,044
ValueClick, Inc.(1)	3,488	91,874
Web.com Group, Inc.(1)	7,678	161,161
Yahoo Japan Corp.	3,232	1,469,488
		19,274,031
IT SERVICES — 1.0%
Accenture plc, Class A	16,649	1,367,049
Alliance Data Systems Corp.(1)	17,090	3,026,468
Computer Task Group, Inc.	2,509	56,001
DST Systems, Inc.	1,486	101,315
EVERTEC, Inc.(1)	2,418	48,408
FleetCor Technologies, Inc.(1)	1,095	95,353
Global Payments, Inc.	1,654	79,326
Heartland Payment Systems, Inc.	3,353	107,497
International Business Machines Corp.	35,485	7,381,590
MasterCard, Inc., Class A	5,351	3,051,408
MAXIMUS, Inc.	1,113	83,063
MoneyGram International, Inc.(1)	2,120	41,722
SYKES Enterprises, Inc.(1)	4,668	73,801
Teradata Corp.(1)	12,064	672,568
VeriFone Systems, Inc.(1)	4,133	96,423
WEX, Inc.(1)	1,039	76,751
		16,358,743
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	6,725	225,758
Hasbro, Inc.	39,591	1,761,008
Mattel, Inc.	49,463	2,213,469
Merida Industry Co. Ltd.	127,000	812,490
Polaris Industries, Inc.	605	57,784
		5,070,509

Shares/ Principal Amount	Value

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	20,824	$ 946,451
Covance, Inc.(1)	12,098	902,269
Luminex Corp.(1)	1,591	30,658
PAREXEL International Corp.(1)	1,539	70,317
Thermo Fisher Scientific, Inc.	7,871	695,009
Waters Corp.(1)	8,572	828,998
		3,473,702
MACHINERY — 1.1%
Altra Holdings, Inc.	3,102	89,369
Barnes Group, Inc.	1,484	44,846
Briggs & Stratton Corp.	2,874	67,252
Caterpillar, Inc.	7,816	670,613
Chart Industries, Inc.(1)	795	77,338
CLARCOR, Inc.	896	48,599
Crane Co.	11,398	681,030
Dover Corp.	9,999	782,422
Dynamic Materials Corp.	4,725	76,072
FANUC Corp.	5,100	753,686
Flowserve Corp.	3,330	559,873
FreightCar America, Inc.	2,458	44,588
Global Brass & Copper Holdings, Inc.(1)	2,224	29,357
Graham Corp.	1,750	49,000
Ingersoll-Rand plc	5,860	337,126
ITT Corp.	18,523	558,468
Kadant, Inc.	890	26,629
Kaydon Corp.	27,410	741,166
Kennametal, Inc.	3,030	131,320
Kone Oyj	16,839	1,480,322
Kubota Corp.	115,000	1,712,844
Lincoln Electric Holdings, Inc.	7,658	457,948
Lindsay Corp.	148	12,025
Marcopolo SA Preference Shares	100,000	622,374
Middleby Corp.(1)	1,557	254,554
Mitsubishi Heavy Industries Ltd.	252,000	1,544,627
Mueller Industries, Inc., Class A	507	27,606
Mueller Water Products, Inc. Class A	16,042	122,080
PACCAR, Inc.	16,200	868,320
Parker-Hannifin Corp.	14,327	1,429,262
Standex International Corp.	396	20,659
Trinity Industries, Inc.	17,617	721,064
Valmont Industries, Inc.	4,130	629,123
Volvo AB B Shares	106,424	1,552,620
Woodward, Inc.	20,416	799,286
		18,023,468
MEDIA — 1.9%
Belo Corp. Class A	5,548	62,249
CBS Corp., Class B	58,986	2,919,807
Charter Communications, Inc., Class A(1)	4,293	480,473
Comcast Corp., Class A	200,766	8,060,755
DIRECTV(1)	2,045	125,011
Discovery Communications, Inc. Class A(1)	17,244	1,359,862
Discovery Communications, Inc. Class C(1)	11,249	787,092
E.W. Scripps Co. (The), Class A(1)	6,445	87,974
Entercom Communications Corp., Class A(1)	10,925	101,384
Entravision Communications Corp., Class A	43,950	203,488
Kabel Deutschland Holding AG	13,976	1,322,887
Liberty Global, Inc. Class A(1)	28,084	2,069,791
LIN TV Corp., Class A(1)	9,074	110,068
Naspers Ltd. N Shares	17,728	1,302,583
Nexstar Broadcasting Group, Inc. Class A	2,247	62,916
Publicis Groupe SA	15,928	1,132,507
Regal Entertainment Group Class A	5,046	89,314
Scripps Networks Interactive, Inc. Class A	22,286	1,501,185
SES SA	14,183	418,088
Sinclair Broadcast Group, Inc., Class A	7,552	204,131
Sirius XM Radio, Inc.	252,257	877,854
Sky Deutschland AG(1)	123,525	826,553
Time Warner Cable, Inc.	42,667	4,075,125
Time Warner, Inc.	50,347	2,938,754
Viacom, Inc., Class B	29,670	1,954,956
		33,074,807

Shares/ Principal Amount	Value

METALS AND MINING — 0.6%
BHP Billiton Ltd.	63,059	$ 2,055,021
Century Aluminum Co.(1)	5,182	51,354
Coeur Mining, Inc.(1)	13,034	184,953
Compass Minerals International, Inc.	1,192	104,014
Freeport-McMoRan Copper & Gold, Inc.	42,640	1,323,972
Grupo Mexico SAB de CV	113,154	374,575
Haynes International, Inc.	1,561	76,395
Iluka Resources Ltd.	56,370	596,023
Newmont Mining Corp.	28,387	973,106
Nucor Corp.	44,952	2,000,814
Rio Tinto plc	30,362	1,310,018
Schnitzer Steel Industries, Inc. Class A	2,762	68,221
Southern Copper Corp.	18,002	560,762
Worthington Industries, Inc.	14,191	487,887
		10,167,115
MULTI-UTILITIES — 0.2%
Avista Corp.	4,028	107,588
DTE Energy Co.	8,713	580,373
National Grid plc	83,860	992,172
PG&E Corp.	47,149	2,117,461
		3,797,594
MULTILINE RETAIL — 0.4%
Dillard’s, Inc., Class A	9,993	922,054
Macy’s, Inc.	24,050	1,162,577
PT Matahari Department Store Tbk(1)	524,500	696,113
SACI Falabella	42,818	486,199
Target Corp.	43,203	3,002,609
		6,269,552
OIL, GAS AND CONSUMABLE FUELS — 3.7%
Alliance Resource Partners LP	1,108	80,086
Alon USA Partners LP	4,834	118,868
Apache Corp.	34,810	2,858,945
BG Group plc	116,809	2,125,907
Bill Barrett Corp.(1)	763	17,221
Cabot Oil & Gas Corp.	26,493	1,864,047
Chevron Corp.	60,895	7,474,861
CNOOC Ltd.	420,000	738,503
ConocoPhillips	15,052	923,290
Delek US Holdings, Inc.	19,168	690,623
Devon Energy Corp.	17,241	980,151
Dragon Oil plc	48,779	461,812
Energy XXI Bermuda Ltd.	2,120	54,124
ENI SpA	39,281	888,240
EOG Resources, Inc.	10,928	1,410,805
EQT Midstream Partners LP	1,527	74,609
Exxon Mobil Corp.	200,646	18,152,444
Global Partners LP	1,223	40,249
Gulfport Energy Corp.(1)	4,431	211,314
Hugoton Royalty Trust	6,114	54,720
Imperial Oil Ltd.	60,696	2,370,466
Kodiak Oil & Gas Corp.(1)	6,886	60,459
Kunlun Energy Co. Ltd.	396,000	754,435
Marathon Petroleum Corp.	39,961	3,296,783
Murphy Oil Corp.	13,868	878,122
Noble Energy, Inc.	21,642	1,247,661
NovaTek OAO GDR	4,826	536,317
Oasis Petroleum, Inc.(1)	18,594	690,953
Occidental Petroleum Corp.	39,279	3,616,418
Pacific Coast Oil Trust	5,161	94,498
PBF Energy, Inc.	2,120	61,840
Peabody Energy Corp.	10,540	207,322
Rosetta Resources, Inc.(1)	2,886	135,238
Royal Dutch Shell plc, Class A	41,243	1,373,460
Scorpio Tankers, Inc.(1)	2,882	27,350
Southwestern Energy Co.(1)	25,873	975,153
Spectra Energy Partners LP	4,064	144,719
Swift Energy Co.(1)	2,774	37,615
Tesoro Corp.	21,534	1,327,571
Total SA ADR	29,630	1,477,056
Vaalco Energy, Inc.(1)	4,964	30,380
Valero Energy Corp.	62,196	2,527,024
W&T Offshore, Inc.	3,283	48,391
Western Refining, Inc.	59,958	2,000,798
Williams Partners LP	12,882	642,683
		63,783,531
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	2,417	72,655
Clearwater Paper Corp.(1)	1,868	89,346
International Paper Co.	24,020	1,108,523
KapStone Paper and Packaging Corp.	5,022	145,688
Neenah Paper, Inc.	1,774	55,721

Shares/ Principal Amount	Value

P.H. Glatfelter Co.	1,342	$ 33,188
Wausau Paper Corp.	1,810	21,141
		1,526,262
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	11,898	806,446
Hengan International Group Co. Ltd.	73,000	806,999
Hypermarcas SA	79,400	626,510
L’Oreal SA	10,147	1,701,037
Nu Skin Enterprises, Inc., Class A	3,529	207,505
Prestige Brands Holdings, Inc.(1)	3,602	105,863
		4,254,360
PHARMACEUTICALS — 3.6%
AbbVie, Inc.	78,684	3,359,020
Actavis, Inc.(1)	13,086	1,613,373
Akorn, Inc.(1)	2,003	29,104
Allergan, Inc.	12,756	1,269,094
Aspen Pharmacare Holdings Ltd.	33,757	695,532
Auxilium Pharmaceuticals, Inc.(1)	1,464	21,843
Bayer AG	8,140	875,615
Bristol-Myers Squibb Co.	71,155	3,273,842
Eli Lilly & Co.	76,275	4,054,779
Hospira, Inc.(1)	27,965	969,826
Impax Laboratories, Inc.(1)	3,824	72,465
Jazz Pharmaceuticals plc(1)	2,309	156,943
Johnson & Johnson	141,787	11,935,630
Medicines Co. (The)(1)	1,705	54,918
Merck & Co., Inc.	173,986	8,125,146
Nektar Therapeutics(1)	2,789	26,412
Novartis AG	37,548	2,690,529
Novo Nordisk A/S B Shares	14,271	2,291,073
Optimer Pharmaceuticals, Inc.(1)	1,893	28,168
Perrigo Co.	15,290	1,772,264
Pfizer, Inc.	373,531	10,171,249
Questcor Pharmaceuticals, Inc.	1,658	56,654
Roche Holding AG	16,484	4,078,806
Sanofi	29,915	3,145,990
Santarus, Inc.(1)	1,993	44,384
VIVUS, Inc.(1)	3,104	45,629
Zoetis, Inc.	10,621	339,872
		61,198,160
PROFESSIONAL SERVICES — 0.4%
Adecco SA	21,125	1,174,041
Barrett Business Services, Inc.	1,907	111,235
Capita Group plc (The)	139,894	2,038,105
CDI Corp.	5,561	75,908
Dun & Bradstreet Corp.	17,943	1,760,926
Experian plc	64,803	1,189,939
Huron Consulting Group, Inc.(1)	2,458	109,897
Kforce, Inc.	6,065	90,308
On Assignment, Inc.(1)	5,553	144,600
WageWorks, Inc.(1)	3,042	88,127
		6,783,086
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Acadia Realty Trust	4,800	124,416
American Campus Communities, Inc.	14,621	596,975
American Tower Corp.	6,587	512,732
Annaly Capital Management, Inc.	57,738	784,082
Apartment Investment & Management Co., Class A	20,965	634,401
Apollo Commercial Real Estate Finance, Inc.	3,469	57,828
Armada Hoffler Properties, Inc.(1)	2,285	26,209
Associated Estates Realty Corp.	3,168	52,050
AvalonBay Communities, Inc.	7,911	1,049,473
BioMed Realty Trust, Inc.	2,097	43,890
Boston Properties, Inc.	8,119	865,323
Brandywine Realty Trust	3,126	44,264
Camden Property Trust	9,847	681,905
Campus Crest Communities, Inc.	6,526	82,554
Capstead Mortgage Corp.	2,009	24,671
CBL & Associates Properties, Inc.	21,953	504,699
Chatham Lodging Trust	2,287	42,424
Chimera Investment Corp.	8,104	24,717
Colony Financial, Inc.	2,245	49,727
Corporate Office Properties Trust	12,884	343,101

Shares/ Principal Amount	Value

Corrections Corp. of America	22,712	$ 798,327
CYS Investments, Inc.	1,161	11,935
DCT Industrial Trust, Inc.	61,455	453,538
DDR Corp.	45,142	788,179
DiamondRock Hospitality Co.	9,685	92,104
Digital Realty Trust, Inc.	3,621	220,555
Douglas Emmett, Inc.	19,200	489,408
Duke Realty Corp.	30,489	505,203
Equity Lifestyle Properties, Inc.	335	25,852
Equity One, Inc.	12,700	296,291
Equity Residential	24,139	1,365,060
Essex Property Trust, Inc.	3,209	504,262
Excel Trust, Inc.	2,920	39,011
Extra Space Storage, Inc.	15,520	650,133
First Industrial Realty Trust, Inc.	17,572	296,791
General Growth Properties, Inc.	34,838	715,224
Geo Group, Inc. (The)	1,451	50,524
Hatteras Financial Corp.	1,013	26,156
HCP, Inc.	31,416	1,488,490
Health Care REIT, Inc.	19,498	1,326,449
Healthcare Realty Trust, Inc.	1,206	32,092
Hersha Hospitality Trust	18,743	107,210
Highwoods Properties, Inc.	1,321	48,111
Host Hotels & Resorts, Inc.	64,636	1,149,874
Hudson Pacific Properties, Inc.	8,252	178,161
Kilroy Realty Corp.	15,342	811,745
Kimco Realty Corp.	11,124	246,397
LaSalle Hotel Properties	3,652	96,413
Lexington Realty Trust	2,820	35,504
Liberty Property Trust	7,999	324,599
Link Real Estate Investment Trust (The)	93,344	481,052
Macerich Co. (The)	13,568	880,699
Mack-Cali Realty Corp.	2,986	79,129
MFA Financial, Inc.	2,827	24,821
National Retail Properties, Inc.	2,631	94,374
New Residential Investment Corp.(1)	28,007	191,568
Newcastle Investment Corp.	3,527	17,847
Omega Healthcare Investors, Inc.	3,503	113,532
Parkway Properties, Inc.	17,732	304,636
Pebblebrook Hotel Trust	7,884	206,876
Pennsylvania Real Estate Investment Trust	1,248	24,823
Piedmont Office Realty Trust, Inc., Class A	57,780	1,097,242
Post Properties, Inc.	7,000	334,600
ProLogis, Inc.	39,492	1,591,528
PS Business Parks, Inc.	525	40,063
Public Storage	7,000	1,062,600
Regency Centers Corp.	4,000	206,400
RLJ Lodging Trust	17,120	396,499
Rouse Properties, Inc.	3,242	65,197
Sabra Health Care REIT, Inc.	953	25,779
Simon Property Group, Inc.	32,150	5,351,046
SL Green Realty Corp.	7,439	647,044
Sovran Self Storage, Inc.	1,054	68,373
Summit Hotel Properties, Inc.	5,064	49,982
Sun Communities, Inc.	5,402	269,938
Sunstone Hotel Investors, Inc.(1)	28,207	340,176
Taubman Centers, Inc.	8,723	702,899
UDR, Inc.	30,354	739,727
Urstadt Biddle Properties, Inc., Class A	3,756	79,101
Ventas, Inc.	30,796	2,197,911
Vornado Realty Trust	8,939	714,673
Washington Real Estate Investment Trust	2,307	64,181
Weingarten Realty Investors	14,700	468,636
		38,651,991
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
BR Malls Participacoes SA	70,900	723,632
BR Properties SA	30,600	295,028
CBRE Group, Inc.(1)	95,718	2,218,743
China Overseas Land & Investment Ltd.	402,000	1,178,665
Daito Trust Construction Co. Ltd.	10,400	969,392
Forest City Enterprises, Inc. Class A(1)	17,300	324,548
Mitsubishi Estate Co. Ltd.	72,000	1,767,975
Realogy Holdings Corp.(1)	9,163	473,177
		7,951,160

Shares/ Principal Amount	Value

ROAD AND RAIL — 0.7%
Arkansas Best Corp.	3,450	$ 65,860
Avis Budget Group, Inc.(1)	2,856	94,705
Canadian Pacific Railway Ltd.	14,069	1,870,529
Canadian Pacific Railway Ltd. New York Shares	18,419	2,431,124
Celadon Group, Inc.	4,325	84,381
Genesee & Wyoming, Inc. Class A(1)	11,623	1,035,028
Heartland Express, Inc.	72,427	1,039,327
Hertz Global Holdings, Inc.(1)	24,840	641,617
Kansas City Southern	21,898	2,424,109
Marten Transport Ltd.	4,843	116,183
Saia, Inc.(1)	1,146	54,762
Swift Transportation Co.(1)	7,439	125,273
Union Pacific Corp.	17,808	2,753,473
Werner Enterprises, Inc.	1,086	27,183
		12,763,554
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	18,350	609,037
Analog Devices, Inc.	9,497	436,197
Applied Materials, Inc.	158,922	2,415,614
ARM Holdings plc	135,529	1,978,517
ASML Holding NV	30,413	2,507,739
Avago Technologies Ltd.	27,198	1,025,637
Broadcom Corp., Class A	67,468	2,422,776
Cavium Networks, Inc.(1)	2,399	78,591
Cirrus Logic, Inc.(1)	1,639	29,912
Cypress Semiconductor Corp.	10,705	120,324
Diodes, Inc.(1)	6,890	162,604
First Solar, Inc.(1)	1,256	68,301
Freescale Semiconductor Ltd.(1)	34,086	542,649
Intel Corp.	68,705	1,668,157
Intersil Corp., Class A	9,463	77,597
KLA-Tencor Corp.	42,764	2,407,186
Linear Technology Corp.	35,460	1,329,750
M/A-COM Technology Solutions Holdings, Inc.(1)	975	13,582
MediaTek, Inc.	68,000	838,715
Microchip Technology, Inc.	14,304	521,810
MKS Instruments, Inc.	3,180	89,517
Nanometrics, Inc.(1)	7,988	115,427
NXP Semiconductor NV(1)	23,512	725,345
ON Semiconductor Corp.(1)	4,532	38,794
Photronics, Inc.(1)	10,149	77,437
Power Integrations, Inc.	1,772	75,647
Samsung Electronics Co. Ltd.	5,256	7,088,106
Semtech Corp.(1)	4,116	150,399
Skyworks Solutions, Inc.(1)	3,511	83,772
Spansion, Inc., Class A(1)	6,546	89,680
SunEdison, Inc.	3,084	24,888
Taiwan Semiconductor Manufacturing Co. Ltd.	1,039,500	3,781,144
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	92,638	1,728,625
Teradyne, Inc.(1)	101,341	1,818,058
Texas Instruments, Inc.	49,074	1,761,266
Ultratech, Inc.(1)	3,056	111,422
Viatron Technologies, Inc.(1)	12,800	219,032
Xilinx, Inc.	31,000	1,260,150
		38,493,404
SOFTWARE — 2.1%
Activision Blizzard, Inc.	35,474	511,890
Aspen Technology, Inc.(1)	5,145	157,540
Bottomline Technologies (de), Inc.(1)	3,068	84,769
CA, Inc.	54,971	1,501,258
Cadence Design Systems, Inc.(1)	56,456	854,179
Citrix Systems, Inc.(1)	10,090	649,292
CommVault Systems, Inc.(1)	18,037	1,262,590
Compuware Corp.(1)	5,088	57,138
Dassault Systemes SA	9,267	1,165,406
Electronic Arts, Inc.(1)	45,985	1,057,195
Informatica Corp.(1)	2,771	100,754
Interactive Intelligence, Inc.(1)	1,449	72,740
Mentor Graphics Corp.	1,417	26,909
Microsoft Corp.	390,256	13,612,129
Monotype Imaging Holdings, Inc.	3,590	81,708
NetSuite, Inc.(1)	19,520	1,709,952
Oracle Corp.	263,287	8,888,569
PROS Holdings, Inc.(1)	2,240	64,803
PTC, Inc.(1)	2,031	50,999
QLIK Technologies, Inc.(1)	3,318	102,062
SAP AG	17,389	1,324,451

Shares/ Principal Amount	Value

Splunk, Inc.(1)	21,296	$ 995,801
Symantec Corp.(1)	81,925	1,834,301
Synchronoss Technologies, Inc.(1)	1,281	40,159
Tangoe, Inc.(1)	2,858	42,613
Tyler Technologies, Inc.(1)	892	61,557
Ultimate Software Group, Inc.(1)	591	65,778
Websense, Inc.(1)	11,873	295,044
		36,671,586
SPECIALTY RETAIL — 2.2%
Aeropostale, Inc.(1)	1,824	26,649
American Eagle Outfitters, Inc.	65,603	1,298,283
ANN, Inc.(1)	1,722	52,831
Asbury Automotive Group, Inc.(1)	2,544	104,813
Barnes & Noble, Inc.(1)	2,333	52,492
Bed Bath & Beyond, Inc.(1)	3,536	241,332
Buckle, Inc. (The)	11,139	595,714
Cabela’s, Inc.(1)	1,469	98,511
Chico’s FAS, Inc.	25,863	467,086
Conn’s, Inc.(1)	1,542	75,913
Destination Maternity Corp.	2,461	61,304
DSW, Inc., Class A	15,322	1,133,675
Fast Retailing Co. Ltd.	2,000	672,451
Foot Locker, Inc.	12,518	429,618
GameStop Corp., Class A	8,859	293,764
Gap, Inc. (The)	58,283	2,363,376
Genesco, Inc.(1)	1,507	101,843
GNC Holdings, Inc. Class A	52,961	2,384,834
Home Depot, Inc. (The)	73,814	5,806,209
Inditex SA	9,409	1,166,204
Kingfisher plc	172,960	905,091
Lithia Motors, Inc., Class A	3,819	198,932
Lowe’s Cos., Inc.	104,130	4,384,914
Lumber Liquidators Holdings, Inc.(1)	8,418	691,202
Mr Price Group Ltd.	35,770	453,436
O’Reilly Automotive, Inc.(1)	9,951	1,083,763
Office Depot, Inc.(1)	6,318	27,862
OfficeMax, Inc.	1,463	19,063
Penske Automotive Group, Inc.	2,246	72,119
PetSmart, Inc.	47,039	3,175,132
Ross Stores, Inc.	17,600	1,131,680
Rue21, Inc.(1)	2,249	94,436
Signet Jewelers Ltd.	13,126	899,262
Stage Stores, Inc.	2,291	52,716
TJX Cos., Inc. (The)	56,138	2,841,144
Tractor Supply Co.	18,302	2,049,458
Urban Outfitters, Inc.(1)	34,963	1,465,999
		36,973,111
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
adidas AG	10,688	1,160,529
Burberry Group plc	49,087	1,069,871
Cie Financiere Richemont SA	12,840	1,128,578
Coach, Inc.	23,620	1,376,101
Crocs, Inc.(1)	2,375	41,895
Culp, Inc.	4,113	70,949
Fifth & Pacific Cos., Inc.(1)	3,380	72,636
G-III Apparel Group Ltd.(1)	799	33,646
Hanesbrands, Inc.	38,084	1,898,868
Iconix Brand Group, Inc.(1)	4,036	121,443
Luxottica Group SpA	20,097	1,030,390
Michael Kors Holdings Ltd.(1)	12,648	794,547
Movado Group, Inc.	2,841	102,560
Prada SpA	116,000	1,112,417
PVH Corp.	16,913	1,948,209
True Religion Apparel, Inc.	1,400	44,576
Under Armour, Inc. Class A(1)	10,130	628,060
Vera Bradley, Inc.(1)	5,505	129,368
		12,764,643
THRIFTS AND MORTGAGE FINANCE — 0.2%
Brookline Bancorp., Inc.	3,488	29,578
Capitol Federal Financial, Inc.	56,286	668,115
Flushing Financial Corp.	2,356	36,824
MGIC Investment Corp.(1)	7,572	46,795
Ocwen Financial Corp.(1)	50,349	2,153,930
Oritani Financial Corp.	3,815	58,484
People’s United Financial, Inc.	70,385	968,498
Provident Financial Services, Inc.	2,196	33,423
Radian Group, Inc.	4,190	53,925
Rockville Financial, Inc.	2,463	32,118
Simplicity Bancorp, Inc.	1,908	26,808
Washington Federal, Inc.	1,584	27,704
		4,136,202

Shares/ Principal Amount	Value

TOBACCO — 0.8%
Altria Group, Inc.	26,180	$ 945,098
British American Tobacco plc	39,853	2,188,775
ITC Ltd.	232,953	1,399,122
Japan Tobacco, Inc.	46,100	1,561,390
Lorillard, Inc.	23,421	993,987
Philip Morris International, Inc.	49,788	4,526,227
Universal Corp.	33,214	1,947,337
		13,561,936
TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	1,595	76,672
Ashtead Group plc	133,412	1,251,828
Beacon Roofing Supply, Inc.(1)	2,746	113,190
Brenntag AG	2,090	318,597
DXP Enterprises, Inc.(1)	1,138	67,222
Edgen Group, Inc.(1)	3,483	22,953
Fastenal Co.	19,230	1,003,421
H&E Equipment Services, Inc.	5,118	114,541
Kaman Corp.	1,733	58,766
Mitsubishi Corp.	66,100	1,150,863
PT AKR Corporindo Tbk	988,500	538,738
United Rentals, Inc.(1)	30,176	1,715,204
W.W. Grainger, Inc.	2,380	612,707
Watsco, Inc.	869	75,820
Wolseley plc	31,884	1,615,545
		8,736,067
TRANSPORTATION INFRASTRUCTURE — 0.1%
CCR SA	70,600	638,162
TAV Havalimanlari Holding AS(1)	97,792	613,913
		1,252,075
WATER UTILITIES†
Artesian Resources Corp., Class A	2,214	48,951
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Axiata Group Bhd	343,200	750,597
Idea Cellular Ltd.(1)	169,540	394,586
KDDI Corp.	36,900	1,667,678
Mobile Telesystems OJSC ADR	24,902	479,861
Rogers Communications, Inc., Class B	11,551	523,653
SBA Communications Corp., Class A(1)	39,321	2,959,692
		6,776,067
TOTAL COMMON STOCKS (Cost $802,494,710)		1,082,606,642
U.S. Treasury Securities — 11.3%
U.S. Treasury Bonds, 5.50%, 8/15/28	$ 150,000	202,078
U.S. Treasury Bonds, 5.375%, 2/15/31	2,100,000	2,834,345
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,566,908
U.S. Treasury Bonds, 4.375%, 5/15/41	270,000	328,810
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	487,735
U.S. Treasury Bonds, 2.75%, 11/15/42	3,050,000	2,739,757
U.S. Treasury Bonds, 3.125%, 2/15/43	1,000,000	971,406
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,520,579
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	15,134,036	19,862,242
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	969,192	1,267,975
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,604,007	3,417,150
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,008,656	1,919,992
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	10,557,813	10,866,302
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,743,440	3,875,336
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	8,300,637	8,659,249
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,624,876	3,806,120
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	6,881,048	7,735,804
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,252,300	3,798,839

Shares/ Principal Amount	Value

U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	$ 2,367,970	$ 2,688,200
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	10,640,200	11,944,454
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,576,634	6,060,234
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,056,740	2,126,476
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,530,375	2,615,775
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,638,548	4,738,203
U.S. Treasury Notes, 1.25%, 4/15/14	1,100,000	1,110,571
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,041,410
U.S. Treasury Notes, 2.25%, 1/31/15	6,300,000	6,508,687
U.S. Treasury Notes, 0.25%, 5/31/15	10,000,000	9,991,410
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	512,109
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	521,953
U.S. Treasury Notes, 0.375%, 1/15/16	8,000,000	7,990,624
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,345,469
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	2,992,968
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,915,031
U.S. Treasury Notes, 0.875%, 1/31/18	3,750,000	3,735,060
U.S. Treasury Notes, 0.625%, 4/30/18	15,450,000	15,162,723
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	323,391
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	2,023,906
U.S. Treasury Notes, 2.625%, 8/15/20	1,000,000	1,071,953
U.S. Treasury Notes, 2.125%, 8/15/21	7,150,000	7,322,050
U.S. Treasury Notes, 1.625%, 8/15/22	1,100,000	1,063,219
U.S. Treasury Notes, 2.00%, 2/15/23	5,850,000	5,800,644
U.S. Treasury Notes, 1.75%, 5/15/23	300,000	289,594
TOTAL U.S. TREASURY SECURITIES (Cost $185,258,231)		192,756,741
Corporate Bonds — 8.1%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	200,000	210,000
L-3 Communications Corp., 4.75%, 7/15/20	130,000	140,692
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	246,354
Raytheon Co., 2.50%, 12/15/22	80,000	76,411
Triumph Group, Inc., 8.00%, 11/15/17	125,000	132,812
United Technologies Corp., 3.10%, 6/1/22	70,000	71,793
United Technologies Corp., 6.05%, 6/1/36	72,000	89,893
United Technologies Corp., 4.50%, 6/1/42	160,000	166,303
		1,134,258
AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	162,000
Delphi Corp., 5.875%, 5/15/19	150,000	160,875
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	61,531
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	162,375
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	82,000	91,020
TRW Automotive, Inc., 8.875%, 12/1/17(2)	225,000	241,313
UCI International, Inc., 8.625%, 2/15/19	200,000	208,000
Visteon Corp., 6.75%, 4/15/19	70,000	75,075
		1,162,189
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(2)	390,000	405,595
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,049
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	225,000	250,312

Shares/ Principal Amount	Value

Daimler Finance North America LLC, 1.30%, 7/31/15(2)	$ 230,000	$ 231,519
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	310,000	321,373
Ford Motor Co., 4.75%, 1/15/43	60,000	56,265
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	66,298
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	105,000	132,830
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	105,000	119,187
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	571,186
General Motors Financial Co., Inc., 3.25%, 5/15/18(2)	125,000	124,219
		2,348,833
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	610,000	792,149
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	260,000	250,991
Brown-Forman Corp., 3.75%, 1/15/43	50,000	46,833
Coca-Cola Co. (The), 1.80%, 9/1/16	260,000	268,093
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	144,688
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	90,000	94,315
PepsiCo, Inc., 2.75%, 3/1/23	130,000	126,775
PepsiCo, Inc., 4.875%, 11/1/40	80,000	85,986
Pernod-Ricard SA, 2.95%, 1/15/17(2)	230,000	239,672
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)	310,000	320,389
		2,369,891
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	290,000	296,434
Amgen, Inc., 4.10%, 6/15/21	120,000	130,261
Amgen, Inc., 3.625%, 5/15/22	30,000	31,388
Amgen, Inc., 6.40%, 2/1/39	60,000	73,441
Amgen, Inc., 5.375%, 5/15/43	80,000	88,261
Celgene Corp., 3.25%, 8/15/22	130,000	130,140
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	111,034
		860,959
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	110,000	123,238
Masco Corp., 5.95%, 3/15/22	120,000	134,192
USG Corp., 8.375%, 10/15/18(2)	100,000	110,500
		367,930
CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	500,000	591,998
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	210,000	224,700
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	139,750
E*TRADE Financial Corp., 6.00%, 11/15/17	70,000	73,325
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(2)	100,000	91,750
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	197,656
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	125,000	130,889
		1,450,068
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22(2)	120,000	122,850
Dow Chemical Co. (The), 5.90%, 2/15/15	320,000	347,470
Dow Chemical Co. (The), 2.50%, 2/15/16	200,000	207,851
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	110,098
Eastman Chemical Co., 2.40%, 6/1/17	130,000	133,581
Eastman Chemical Co., 3.60%, 8/15/22	250,000	256,430
Ecolab, Inc., 4.35%, 12/8/21	60,000	66,014
EI du Pont de Nemours & Co., 4.15%, 2/15/43	50,000	50,151
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	131,094

Shares/ Principal Amount	Value

Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		$ 100,000	$ 102,250
Huntsman International LLC, 8.625%, 3/15/21		50,000	56,125
Ineos Finance plc, 8.375%, 2/15/19(2)		250,000	279,687
Ineos Finance plc, 7.50%, 5/1/20(2)		125,000	137,812
LyondellBasell Industries NV, 5.00%, 4/15/19		125,000	141,404
LyondellBasell Industries NV, 6.00%, 11/15/21		100,000	118,573
Momentive Performance Materials, Inc., 10.00%, 10/15/20		125,000	135,313
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	211,781
			2,608,484
COMMERCIAL BANKS — 0.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	179,700
Bank of America N.A., 5.30%, 3/15/17		$ 1,470,000	1,632,977
Bank of Montreal, MTN, 1.45%, 4/9/18		130,000	128,476
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	218,282
Barclays Bank plc, 5.14%, 10/14/20		120,000	126,635
BB&T Corp., 5.70%, 4/30/14		140,000	146,603
BB&T Corp., 3.20%, 3/15/16		260,000	275,155
Capital One Financial Corp., 1.00%, 11/6/15		110,000	109,401
Capital One Financial Corp., 4.75%, 7/15/21		140,000	156,706
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	168,164
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$ 280,000	291,706
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	211,468
HSBC Bank plc, 3.50%, 6/28/15(2)		230,000	242,447
Intesa Sanpaolo SpA, 3.875%, 1/16/18		50,000	49,399
KBC Bank NV, VRN, 8.00%, 1/25/18		200,000	205,020
KFW, 4.125%, 10/15/14		400,000	420,325
KFW, 2.00%, 6/1/16		420,000	436,967
KFW, 2.00%, 10/4/22		250,000	243,616
KFW, MTN, 4.625%, 1/4/23	EUR	140,000	229,901
LBG Capital No.1 plc, 7.875%, 11/1/20(2)		$ 250,000	277,500
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(2)		100,000	106,043
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		265,000	255,062
Northern Trust Co. (The), 6.50%, 8/15/18		250,000	307,411
Regions Bank, 6.45%, 6/26/37		250,000	276,509
Regions Financial Corp., 5.75%, 6/15/15		75,000	81,227
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17		300,000	294,750
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	131,875
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		210,000	227,671
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	78,949
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	313,399
U.S. Bancorp., 3.44%, 2/1/16		180,000	190,156
U.S. Bancorp., MTN, 3.00%, 3/15/22		130,000	132,033
U.S. Bancorp., MTN, 2.95%, 7/15/22		60,000	58,608
Wachovia Bank N.A., 4.80%, 11/1/14		564,000	595,392
Wells Fargo & Co., 3.68%, 6/15/16		220,000	236,531
Wells Fargo & Co., 2.10%, 5/8/17		380,000	389,199
Wells Fargo & Co., 4.60%, 4/1/21		130,000	146,176
			9,571,439

Shares/ Principal Amount	Value

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(2)	$ 110,000	$ 119,625
Ceridian Corp., 8.875%, 7/15/19(2)	180,000	206,100
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	120,462
Emergency Medical Services Corp., 8.125%, 6/1/19	250,000	273,750
Iron Mountain, Inc., 8.375%, 8/15/21	225,000	245,531
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	162,800
Republic Services, Inc., 3.80%, 5/15/18	100,000	107,929
Republic Services, Inc., 3.55%, 6/1/22	110,000	112,416
ServiceMaster Co., 8.00%, 2/15/20	80,000	82,700
Waste Management, Inc., 6.125%, 11/30/39	240,000	293,932
		1,725,245
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	121,125
Apple, Inc., 1.00%, 5/3/18	170,000	167,157
Apple, Inc., 2.40%, 5/3/23	380,000	363,857
Apple, Inc., 3.85%, 5/4/43	30,000	27,729
Avaya, Inc., 7.00%, 4/1/19(2)	145,000	135,938
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	185,425
CommScope, Inc., 8.25%, 1/15/19(2)	225,000	247,500
Crown Castle International Corp., 5.25%, 1/15/23	275,000	279,469
SBA Communications Corp., 5.625%, 10/1/19(2)	125,000	129,219
		1,657,419
COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	100,000	100,728
Dell, Inc., 3.10%, 4/1/16	40,000	40,689
Dell, Inc., 5.875%, 6/15/19	125,000	131,140
Hewlett-Packard Co., 4.30%, 6/1/21	250,000	252,255
Seagate Technology HDD Holdings, 6.80%, 10/1/16	70,000	80,412
		605,224
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	106,250
Building Materials Corp. of America, 6.75%, 5/1/21(2)	115,000	124,775
Covanta Holding Corp., 7.25%, 12/1/20	80,000	87,839
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	56,625
Nortek, Inc., 8.50%, 4/15/21	125,000	137,500
Owens Corning, 4.20%, 12/15/22	140,000	144,391
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 1/31/20(2)	100,000	112,750
Vulcan Materials Co., 7.00%, 6/15/18	100,000	114,000
		884,130
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	294,641
American Express Co., 1.55%, 5/22/18	120,000	118,846
American Express Credit Corp., MTN, 2.75%, 9/15/15	320,000	333,988
American Express Credit Corp., MTN, 2.375%, 3/24/17	130,000	134,809
CIT Group, Inc., 4.75%, 2/15/15(2)	130,000	135,850
CIT Group, Inc., 4.25%, 8/15/17	380,000	392,825
CIT Group, Inc., 5.50%, 2/15/19(2)	130,000	141,375
Equifax, Inc., 3.30%, 12/15/22	170,000	165,970
PNC Bank N.A., 6.00%, 12/7/17	640,000	752,400
SLM Corp., 6.25%, 1/25/16	120,000	127,979
SLM Corp., 5.50%, 1/25/23	250,000	236,965
SLM Corp., MTN, 5.00%, 10/1/13	270,000	273,038
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	51,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	187,425

Shares/ Principal Amount	Value

TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18		$ 95,000	$ 102,838
			3,450,699
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		125,000	136,250
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)		140,000	152,950
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)		130,000	143,000
Ball Corp., 5.00%, 3/15/22		125,000	130,000
BWAY Holding Co., 10.00%, 6/15/18		100,000	111,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(2)		105,000	103,163
Packaging Dynamics Corp., 8.75%, 2/1/16(2)		225,000	235,687
			1,012,300
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		55,000	54,812
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	128,343
Johns Hopkins University, 4.08%, 7/1/53		50,000	49,470
Laureate Education, Inc., 9.25%, 9/1/19(2)		125,000	140,625
			373,250
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc., 8.30%, 2/12/15		355,000	391,387
Ally Financial, Inc., 4.625%, 6/26/15		125,000	130,676
Ally Financial, Inc., 5.50%, 2/15/17		250,000	268,782
Ally Financial, Inc., 6.25%, 12/1/17		275,000	303,897
Ally Financial, Inc., 8.00%, 3/15/20		105,000	125,475
Ally Financial, Inc., 8.00%, 11/1/31		75,000	97,125
Bank of America Corp., 3.75%, 7/12/16		170,000	180,625
Bank of America Corp., 6.50%, 8/1/16		210,000	240,320
Bank of America Corp., 5.75%, 12/1/17		500,000	573,560
Bank of America Corp., 5.70%, 1/24/22		310,000	357,044
Citigroup, Inc., 4.75%, 5/19/15		130,000	139,105
Citigroup, Inc., 4.45%, 1/10/17		50,000	54,754
Citigroup, Inc., 5.50%, 2/15/17		170,000	189,200
Citigroup, Inc., 6.125%, 11/21/17		670,000	785,105
Citigroup, Inc., 1.75%, 5/1/18		240,000	237,064
Citigroup, Inc., 4.50%, 1/14/22		450,000	488,900
Citigroup, Inc., 4.05%, 7/30/22		80,000	80,265
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		225,000	242,437
Deutsche Bank AG (London), 3.875%, 8/18/14		370,000	384,366
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	236,910
General Electric Capital Corp., 2.25%, 11/9/15		$ 330,000	341,005
General Electric Capital Corp., 5.625%, 9/15/17		670,000	776,148
General Electric Capital Corp., 4.375%, 9/16/20		600,000	657,853
General Electric Capital Corp., MTN, 5.00%, 1/8/16		400,000	440,353
General Electric Capital Corp., MTN, 6.00%, 8/7/19		120,000	144,313
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		600,000	693,075
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		410,000	412,903
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		530,000	608,568
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		150,000	164,444
HSBC Holdings plc, 5.10%, 4/5/21		170,000	194,291
HSBC Holdings plc, 4.00%, 3/30/22		580,000	616,949
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		95,000	100,937

Shares/ Principal Amount	Value

JPMorgan Chase & Co., 6.00%, 1/15/18	$ 1,300,000	$ 1,519,622
JPMorgan Chase & Co., 4.625%, 5/10/21	80,000	88,305
JPMorgan Chase & Co., 3.25%, 9/23/22	130,000	127,678
Morgan Stanley, 4.20%, 11/20/14	125,000	130,277
Morgan Stanley, 6.00%, 4/28/15	190,000	206,233
Morgan Stanley, 4.75%, 3/22/17	160,000	175,252
Morgan Stanley, 6.625%, 4/1/18	560,000	660,313
Morgan Stanley, 5.625%, 9/23/19	300,000	340,591
Morgan Stanley, 5.75%, 1/25/21	230,000	262,824
Morgan Stanley, 3.75%, 2/25/23	50,000	49,772
Morgan Stanley, MTN, 4.10%, 5/22/23	100,000	96,146
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	240,000	255,000
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	105,000	103,487
UBS AG, 7.625%, 8/17/22	175,000	200,106
UBS AG, MTN, VRN, 7.25%, 2/22/17	200,000	214,079
UBS AG (Stamford Branch), 5.875%, 12/20/17	297,000	348,799
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	160,000	171,200
		15,607,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 3.875%, 8/15/21	100,000	107,395
AT&T, Inc., 2.625%, 12/1/22	120,000	114,429
AT&T, Inc., 6.55%, 2/15/39	415,000	513,577
AT&T, Inc., 4.30%, 12/15/42(2)	210,000	197,552
British Telecommunications plc, 5.95%, 1/15/18	420,000	493,875
CenturyLink, Inc., 7.65%, 3/15/42	100,000	100,000
Cincinnati Bell, Inc., 8.75%, 3/15/18	200,000	206,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	50,000	51,100
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	295,270
France Telecom SA, 4.375%, 7/8/14	610,000	632,502
Frontier Communications Corp., 7.125%, 3/15/19	200,000	219,000
Frontier Communications Corp., 8.50%, 4/15/20	50,000	57,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	115,238
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	305,000	330,162
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	136,094
Intelsat Luxembourg SA, 11.25%, 2/4/17	150,000	158,887
Level 3 Financing, Inc., 10.00%, 2/1/18	130,000	141,700
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	132,031
Level 3 Financing, Inc., 8.625%, 7/15/20	350,000	386,312
Sprint Capital Corp., 6.90%, 5/1/19	275,000	299,062
Sprint Capital Corp., 8.75%, 3/15/32	105,000	122,850
Telecom Italia Capital SA, 4.95%, 9/30/14	125,000	130,358
Telecom Italia Capital SA, 7.00%, 6/4/18	50,000	58,312
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	414,219
Virgin Media Finance plc, 8.375%, 10/15/19	90,000	101,025
Windstream Corp., 7.875%, 11/1/17	210,000	242,550
Windstream Corp., 7.75%, 10/15/20	120,000	128,700
Windstream Corp., 6.375%, 8/1/23	100,000	99,250
		5,984,950
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	22,000	25,905
Edison Mission Energy, 7.00%, 5/15/17(1)(3)	325,000	187,687
		213,592

Shares/ Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	$ 100,000	$ 108,250
Sanmina Corp., 7.00%, 5/15/19(2)	270,000	290,250
		398,500
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	270,000	284,175
Ensco plc, 3.25%, 3/15/16	170,000	179,855
Ensco plc, 4.70%, 3/15/21	150,000	165,965
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21(2)	150,000	149,625
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	111,500
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	109,500
Transocean, Inc., 2.50%, 10/15/17	110,000	111,212
Transocean, Inc., 6.50%, 11/15/20	150,000	174,606
Transocean, Inc., 6.375%, 12/15/21	60,000	70,229
Weatherford International Ltd., 9.625%, 3/1/19	180,000	234,422
		1,591,089
FOOD AND STAPLES RETAILING — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	250,000	276,875
CVS Caremark Corp., 2.75%, 12/1/22	320,000	311,728
Kroger Co. (The), 6.40%, 8/15/17	320,000	376,607
Rite Aid Corp., 7.50%, 3/1/17	225,000	231,750
Rite Aid Corp., 9.25%, 3/15/20	170,000	192,738
Safeway, Inc., 4.75%, 12/1/21	100,000	106,345
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	194,250
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	132,531
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	411,769
Walgreen Co., 1.80%, 9/15/17	110,000	110,800
Walgreen Co., 3.10%, 9/15/22	120,000	118,887
		2,464,280
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(2)	70,000	72,800
Del Monte Corp., 7.625%, 2/15/19	210,000	218,663
General Mills, Inc., 4.15%, 2/15/43	100,000	98,448
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	70,000	77,175
Kellogg Co., 4.45%, 5/30/16	500,000	547,617
Kraft Foods Group, Inc., 6.125%, 8/23/18	125,000	149,780
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	94,958
Mead Johnson Nutrition Co., 3.50%, 11/1/14	220,000	227,283
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	252,000
Mondelez International, Inc., 6.125%, 2/1/18	45,000	53,073
Mondelez International, Inc., 6.50%, 2/9/40	110,000	139,880
Post Holdings, Inc., 7.375%, 2/15/22	250,000	279,687
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	91,200
		2,302,564
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(2)	160,000	164,000
El Paso Corp., 6.875%, 6/15/14	100,000	105,977
El Paso Corp., 7.25%, 6/1/18	70,000	81,686
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	283,761
Energy Transfer Equity LP, 7.50%, 10/15/20	130,000	149,825
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	88,382
Energy Transfer Partners LP, 3.60%, 2/1/23	130,000	127,333
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	113,256
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	404,054
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	130,157

Shares/ Principal Amount	Value

Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	$ 460,000	$ 570,888
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	260,000	307,988
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	310,000	344,024
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	243,322
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	176,855
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	150,000	158,250
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	70,000	74,886
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	140,000	144,924
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	250,000	254,375
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(2)	100,000	100,625
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	220,000	213,566
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	61,040
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(2)	289,000	276,717
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	172,614
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	126,240
Williams Partners LP, 4.125%, 11/15/20	220,000	234,343
		5,109,088
HEALTH CARE EQUIPMENT AND SUPPLIES†
Biomet, Inc., 6.50%, 8/1/20(2)	280,000	295,750
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,750
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	163,125
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	52,000
Medtronic, Inc., 2.75%, 4/1/23	150,000	147,002
		710,627
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	160,000	153,714
Capella Healthcare, Inc., 9.25%, 7/1/17	225,000	241,594
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	171,275
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	65,925
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	65,000	69,225
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	75,075
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	128,400
Express Scripts, Inc., 7.25%, 6/15/19	330,000	417,985
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	145,000	163,125
Gentiva Health Services, Inc., 11.50%, 9/1/18	150,000	155,250
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	166,125
HCA, Inc., 5.75%, 3/15/14	75,000	77,250
HCA, Inc., 6.50%, 2/15/16	200,000	221,000
HCA, Inc., 8.50%, 4/15/19	125,000	136,562
HCA, Inc., 7.25%, 9/15/20	110,000	121,275
HCA, Inc., 7.50%, 2/15/22	125,000	145,937
Health Management Associates, Inc., 7.375%, 1/15/20	200,000	219,250
Healthsouth Corp., 8.125%, 2/15/20	80,000	89,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	280,000	294,000
NYU Hospitals Center, 4.43%, 7/1/42	110,000	104,411
Radiation Therapy Services, Inc., 8.875%, 1/15/17	120,000	114,300

Shares/ Principal Amount	Value

Tenet Healthcare Corp., 8.00%, 8/1/20	$ 170,000	$ 187,000
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	135,348
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	135,312
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	75,000	80,625
WellPoint, Inc., 3.30%, 1/15/23	60,000	59,771
WellPoint, Inc., 5.80%, 8/15/40	100,000	115,224
		4,043,958
HOTELS, RESTAURANTS AND LEISURE — 0.2%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	150,000	150,469
Ameristar Casinos, Inc., 7.50%, 4/15/21	200,000	219,000
Boyd Gaming Corp., 9.125%, 12/1/18	195,000	212,550
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	230,000	240,925
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	225,000	140,625
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	175,000	167,234
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)	300,000	292,500
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	300,000	320,250
Dave & Buster’s, Inc., 11.00%, 6/1/18	75,000	84,563
DineEquity, Inc., 9.50%, 10/30/18	225,000	254,250
Marina District Finance Co., Inc., 9.50%, 10/15/15	225,000	236,812
MCE Finance Ltd., 5.00%, 2/15/21(2)	185,000	185,462
MGM Resorts International, 7.625%, 1/15/17	435,000	498,619
MGM Resorts International, 8.625%, 2/1/19	80,000	95,000
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	113,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	88,825
Station Casinos LLC, 7.50%, 3/1/21(2)	150,000	157,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	118,913
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	125,000	132,187
		3,709,809
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	139,375
Beazer Homes USA, Inc., 7.25%, 2/1/23(2)	21,000	22,339
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	73,587
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	53,375
Meritage Homes Corp., 7.00%, 4/1/22	125,000	140,937
Mohawk Industries, Inc., 3.85%, 2/1/23	110,000	111,606
Standard Pacific Corp., 8.375%, 5/15/18	225,000	266,344
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	201,600
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	198,050
William Lyon Homes, Inc., 8.50%, 11/15/20(2)	125,000	139,844
		1,347,057
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	275,000	288,062
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	131,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	105,500

Shares/ Principal Amount	Value

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19		$ 105,000	$ 115,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	136,719
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	162,800
Spectrum Brands, Inc., 6.75%, 3/15/20		125,000	135,000
			1,118,256
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)		85,000	97,750
Bombardier, Inc., 5.75%, 3/15/22(2)		100,000	104,500
General Electric Co., 5.25%, 12/6/17		550,000	636,542
General Electric Co., 4.125%, 10/9/42		110,000	105,703
Harland Clarke Holdings Corp., 9.50%, 5/15/15		220,000	221,375
HD Supply, Inc., 8.125%, 4/15/19		50,000	55,750
HD Supply, Inc., 7.50%, 7/15/20(2)		120,000	127,500
HD Supply, Inc., 10.50%, 1/15/21		120,000	124,950
Schaeffler Finance BV, 7.75%, 2/15/17(2)		125,000	141,250
SPX Corp., 7.625%, 12/15/14		65,000	70,687
			1,686,007
INSURANCE — 0.4%
Aircastle Ltd., 6.75%, 4/15/17		130,000	143,650
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	231,011
Allstate Corp. (The), 7.45%, 5/16/19		$ 60,000	78,276
American International Group, Inc., 3.65%, 1/15/14		110,000	112,022
American International Group, Inc., 5.85%, 1/16/18		310,000	357,934
American International Group, Inc., 6.40%, 12/15/20		260,000	315,149
American International Group, Inc., 4.875%, 6/1/22		280,000	310,018
American International Group, Inc., 6.82%, 11/15/37		110,000	138,390
American International Group, Inc., VRN, 8.18%, 5/15/38		105,000	138,075
AXA SA, VRN, 6.46%, 12/14/18(2)		200,000	204,500
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	201,229
Berkshire Hathaway, Inc., 3.00%, 5/15/22		110,000	109,605
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	168,559
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)		125,000	136,250
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	132,125
Genworth Holdings, Inc., 7.20%, 2/15/21		110,000	130,629
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		170,000	194,420
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		60,000	69,606
Hub International Ltd., 8.125%, 10/15/18(2)		125,000	135,000
ING U.S., Inc., 5.75%, 7/15/22(2)		160,000	179,127
International Lease Finance Corp., 6.625%, 11/15/13		100,000	102,188
International Lease Finance Corp., 5.75%, 5/15/16		220,000	236,954
International Lease Finance Corp., 8.75%, 3/15/17		215,000	255,581
International Lease Finance Corp., 6.25%, 5/15/19		135,000	148,163
Liberty Mutual Group, Inc., 6.50%, 5/1/42(2)		80,000	94,088
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		300,000	315,000

Shares/ Principal Amount	Value

Lincoln National Corp., 6.25%, 2/15/20	$ 300,000	$ 357,397
Markel Corp., 4.90%, 7/1/22	200,000	220,520
MetLife, Inc., 6.75%, 6/1/16	360,000	419,597
MetLife, Inc., 4.125%, 8/13/42	90,000	84,792
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	140,000	138,430
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	80,982
Prudential Financial, Inc., 5.375%, 6/21/20	160,000	187,668
Prudential Financial, Inc., 5.625%, 5/12/41	100,000	113,928
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(2)	200,000	215,604
		6,456,467
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	83,719
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	53,563
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	115,945
First Data Corp., 11.25%, 3/31/16	127,000	128,270
First Data Corp., 7.375%, 6/15/19(2)	180,000	190,800
First Data Corp., 8.875%, 8/15/20(2)	110,000	122,100
First Data Corp., 8.25%, 1/15/21(2)	340,000	362,100
First Data Corp., 12.625%, 1/15/21	185,000	203,037
International Business Machines Corp., 1.95%, 7/22/16	610,000	630,415
SunGard Data Systems, Inc., 7.375%, 11/15/18	135,000	144,450
		1,950,680
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	190,000	193,701
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	100,000	118,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	250,000	250,275
Deere & Co., 5.375%, 10/16/29	410,000	493,605
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	143,325
Navistar International Corp., 8.25%, 11/1/21	100,000	102,375
		1,107,580
MEDIA — 0.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	116,000
Cablevision Systems Corp., 8.625%, 9/15/17	150,000	175,500
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	154,225
CBS Corp., 4.85%, 7/1/42	130,000	126,984
CC Holdings GS V LLC, 3.85%, 4/15/23(2)	70,000	70,015
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	320,000	343,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	231,150
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	22,000
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,200
Clear Channel Communications, Inc., 10.75%, 8/1/16	225,000	212,062
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	293,562
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22(2)	110,000	116,600
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)	175,000	187,478
Comcast Corp., 5.90%, 3/15/16	720,000	817,592
Comcast Corp., 6.50%, 11/15/35	60,000	76,325

Shares/ Principal Amount	Value

Comcast Corp., 6.40%, 5/15/38	$ 120,000	$ 152,229
CSC Holdings LLC, 6.75%, 11/15/21	125,000	140,625
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	225,000	231,750
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	252,151
Discovery Communications LLC, 5.625%, 8/15/19	130,000	153,723
DISH DBS Corp., 7.125%, 2/1/16	195,000	214,500
DISH DBS Corp., 4.625%, 7/15/17	130,000	130,650
DISH DBS Corp., 6.75%, 6/1/21	220,000	233,750
DISH DBS Corp., 5.00%, 3/15/23	100,000	95,000
DISH DBS Corp., 6.25%, 5/15/23(2)	125,000	125,625
Lamar Media Corp., 5.875%, 2/1/22	120,000	130,200
Lamar Media Corp., 5.00%, 5/1/23	150,000	152,625
McClatchy Co. (The), 9.00%, 12/15/22(2)	50,000	54,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	250,000	273,125
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	100,000	106,000
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	177,601
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	290,982
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	346,768
News America, Inc., 6.90%, 8/15/39	260,000	325,792
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	120,000	131,100
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20(2)	114,000	114,855
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,247
Qwest Corp., 7.50%, 10/1/14	270,000	292,656
RR Donnelley & Sons Co., 7.25%, 5/15/18	107,000	116,898
RR Donnelley & Sons Co., 8.25%, 3/15/19	105,000	115,500
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	142,500
Sinclair Television Group, Inc., 9.25%, 11/1/17(2)	105,000	112,613
Sinclair Television Group, Inc., 8.375%, 10/15/18	100,000	111,000
Sinclair Television Group, Inc., 5.375%, 4/1/21(2)	100,000	100,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)	100,000	111,750
Time Warner Cable, Inc., 6.75%, 7/1/18	430,000	521,956
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	44,887
Time Warner, Inc., 3.15%, 7/15/15	310,000	324,825
Time Warner, Inc., 7.70%, 5/1/32	390,000	531,155
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	240,187
Univision Communications, Inc., 8.50%, 5/15/21(2)	120,000	130,500
UPCB Finance VI Ltd., 6.875%, 1/15/22(2)	250,000	271,250
Valassis Communications, Inc., 6.625%, 2/1/21	225,000	232,875
Viacom, Inc., 4.375%, 9/15/14	220,000	230,066
Viacom, Inc., 4.50%, 3/1/21	40,000	43,923
Viacom, Inc., 3.125%, 6/15/22	30,000	29,556
Videotron Ltee, 5.00%, 7/15/22	125,000	128,750
Visant Corp., 10.00%, 10/1/17	225,000	216,562
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	153,700
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	264,375
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	120,000	125,700
		11,461,025
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	50,000	45,000
Alcoa, Inc., 5.40%, 4/15/21	100,000	101,683

Shares/ Principal Amount	Value

Aleris International, Inc., 7.625%, 2/15/18	$ 200,000	$ 215,750
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	85,000	87,694
ArcelorMittal, 4.25%, 8/5/15	235,000	243,225
ArcelorMittal, 5.00%, 2/25/17	240,000	250,200
ArcelorMittal, 6.125%, 6/1/18	210,000	223,388
ArcelorMittal, 5.75%, 8/5/20	190,000	196,650
ArcelorMittal, 7.25%, 3/1/41	255,000	249,900
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	201,527
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	207,256
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	130,000	134,550
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)	100,000	102,125
FMG Resources Pty Ltd., 8.25%, 11/1/19(2)	120,000	127,200
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	60,000	58,606
Inmet Mining Corp., 8.75%, 6/1/20(2)	25,000	27,063
Newmont Mining Corp., 6.25%, 10/1/39	190,000	201,130
Novelis, Inc., 8.375%, 12/15/17	110,000	119,350
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	120,000	124,312
Southern Copper Corp., 5.25%, 11/8/42	60,000	52,432
Steel Dynamics, Inc., 5.25%, 4/15/23(2)	100,000	104,250
Teck Resources Ltd., 3.15%, 1/15/17	160,000	166,417
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	497,682
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	124,974
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	130,000	137,001
		3,999,365
MULTI-UTILITIES — 0.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(2)	60,000	62,400
Calpine Corp., 7.25%, 10/15/17(2)	110,000	115,500
Calpine Corp., 7.50%, 2/15/21(2)	95,000	103,550
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	80,000	72,780
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	202,000	225,862
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	95,903
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	147,540
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,648
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	437,656
Dominion Resources, Inc., 2.75%, 9/15/22	140,000	136,669
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	75,591
Duke Energy Corp., 3.95%, 9/15/14	270,000	281,074
Duke Energy Corp., 3.55%, 9/15/21	120,000	125,556
Duke Energy Florida, Inc., 6.35%, 9/15/37	270,000	350,350
Edison International, 3.75%, 9/15/17	200,000	215,359
EDP Finance BV, 6.00%, 2/2/18(2)	120,000	129,900
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	364,000	416,325
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(2)	34,000	30,855
Exelon Generation Co. LLC, 4.00%, 10/1/20	70,000	73,320
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	85,115

Shares/ Principal Amount	Value

FirstEnergy Corp., 4.25%, 3/15/23	$ 100,000	$ 98,921
Florida Power Corp., 3.85%, 11/15/42	130,000	121,267
GenOn Energy, Inc., 9.50%, 10/15/18	250,000	293,125
Georgia Power Co., 4.30%, 3/15/42	60,000	59,293
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	108,000
Nisource Finance Corp., 4.45%, 12/1/21	100,000	107,896
Nisource Finance Corp., 5.25%, 2/15/43	60,000	62,645
Northern States Power Co., 3.40%, 8/15/42	80,000	71,115
NRG Energy, Inc., 7.625%, 1/15/18	270,000	305,775
NRG Energy, Inc., 7.625%, 5/15/19	290,000	309,575
Pacific Gas & Electric Co., 5.80%, 3/1/37	136,000	163,365
PacifiCorp, 6.00%, 1/15/39	110,000	139,417
Progress Energy, Inc., 3.15%, 4/1/22	110,000	110,115
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	77,534
Sempra Energy, 6.50%, 6/1/16	170,000	196,244
Southern Power Co., 5.15%, 9/15/41	60,000	65,368
Teco Finance, Inc., 6.75%, 5/1/15	40,000	43,835
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	98,750
		5,664,193
MULTILINE RETAIL†
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	126,875
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	25,563
Target Corp., 4.00%, 7/1/42	80,000	76,523
		228,961
OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	110,000	121,688
Xerox Corp., 2.95%, 3/15/17	90,000	92,455
		214,143
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	113,438
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	134,375
Anadarko Petroleum Corp., 5.95%, 9/15/16	30,000	34,229
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	146,947
Antero Resources Finance Corp., 7.25%, 8/1/19	105,000	113,925
Apache Corp., 2.625%, 1/15/23	170,000	163,246
Apache Corp., 4.75%, 4/15/43	70,000	70,306
Arch Coal, Inc., 8.75%, 8/1/16	75,000	77,719
Bill Barrett Corp., 9.875%, 7/15/16	275,000	290,812
BP Capital Markets plc, 3.20%, 3/11/16	190,000	201,408
BP Capital Markets plc, 2.25%, 11/1/16	260,000	269,294
BP Capital Markets plc, 4.50%, 10/1/20	150,000	168,929
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	140,000
Chesapeake Energy Corp., 6.625%, 8/15/20	200,000	223,500
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	102,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)	275,000	290,125
Concho Resources, Inc., 5.50%, 10/1/22	155,000	160,813
ConocoPhillips, 5.75%, 2/1/19	420,000	505,483

Shares/ Principal Amount	Value

ConocoPhillips Holding Co., 6.95%, 4/15/29	$ 80,000	$ 106,480
Consol Energy, Inc., 8.00%, 4/1/17	170,000	182,750
Continental Resources, Inc., 5.00%, 9/15/22	50,000	52,000
Denbury Resources, Inc., 8.25%, 2/15/20	120,000	135,000
Devon Energy Corp., 1.875%, 5/15/17	80,000	80,333
Devon Energy Corp., 5.60%, 7/15/41	210,000	231,698
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	215,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	458,026
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	301,769
Forest Oil Corp., 7.50%, 9/15/20(2)	100,000	101,000
Halcon Resources Corp., 8.875%, 5/15/21	110,000	112,475
Hess Corp., 6.00%, 1/15/40	70,000	78,871
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	210,000	214,725
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19(2)	200,000	202,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	170,500
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	74,297
Newfield Exploration Co., 5.625%, 7/1/24	90,000	94,950
Noble Energy, Inc., 4.15%, 12/15/21	260,000	282,454
Occidental Petroleum Corp., 2.70%, 2/15/23	70,000	67,864
Peabody Energy Corp., 7.375%, 11/1/16	50,000	57,250
Peabody Energy Corp., 6.00%, 11/15/18	250,000	268,437
Peabody Energy Corp., 6.50%, 9/15/20	50,000	54,125
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	80,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	426,549
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	329,714
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	218,500
Petroleos Mexicanos, 3.50%, 1/30/23(2)	70,000	66,675
Petroleos Mexicanos, 5.50%, 6/27/44(2)	80,000	78,600
Phillips 66, 4.30%, 4/1/22	260,000	281,282
Pioneer Natural Resources Co., 3.95%, 7/15/22	210,000	217,374
Plains Exploration & Production Co., 6.50%, 11/15/20	155,000	172,437
Plains Exploration & Production Co., 6.625%, 5/1/21	105,000	116,550
Plains Exploration & Production Co., 6.75%, 2/1/22	100,000	112,250
QEP Resources, Inc., 5.25%, 5/1/23	125,000	126,875
Quicksilver Resources, Inc., 8.25%, 8/1/15	125,000	128,125
Range Resources Corp., 5.75%, 6/1/21	110,000	116,875
Range Resources Corp., 5.00%, 8/15/22	160,000	163,200
Sabine Pass LNG LP, 7.50%, 11/30/16	235,000	263,200
Samson Investment Co., 9.75%, 2/15/20(2)	125,000	130,938
SandRidge Energy, Inc., 7.50%, 3/15/21	270,000	279,450
Shell International Finance BV, 2.375%, 8/21/22	280,000	270,259
Shell International Finance BV, 3.625%, 8/21/42	65,000	60,480
Statoil ASA, 2.45%, 1/17/23	230,000	220,313
Statoil ASA, 3.95%, 5/15/43	50,000	47,212
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,875
Talisman Energy, Inc., 7.75%, 6/1/19	220,000	274,936

Shares/ Principal Amount	Value

Tesoro Corp., 4.25%, 10/1/17	$ 100,000	$ 104,500
Venoco, Inc., 8.875%, 2/15/19	160,000	160,800
WPX Energy, Inc., 5.25%, 1/15/17	135,000	144,113
		11,580,035
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	150,000	148,200
International Paper Co., 6.00%, 11/15/41	150,000	174,405
Sappi Papier Holding GmbH, 6.625%, 4/15/21(2)	200,000	205,000
		527,605
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	179,000
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17(2)	170,000	169,762
AbbVie, Inc., 4.40%, 11/6/42(2)	110,000	108,177
Actavis, Inc., 4.625%, 10/1/42	70,000	68,706
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	85,584
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	95,000	102,600
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	37,887
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	280,303
Merck & Co., Inc., 2.40%, 9/15/22	180,000	173,348
Merck & Co., Inc., 2.80%, 5/18/23	420,000	412,958
Merck & Co., Inc., 3.60%, 9/15/42	40,000	36,088
Mylan, Inc., 6.00%, 11/15/18(2)	100,000	108,804
Mylan, Inc., 3.125%, 1/15/23(2)	140,000	133,906
Roche Holdings, Inc., 6.00%, 3/1/19(2)	200,000	244,707
Roche Holdings, Inc., 7.00%, 3/1/39(2)	230,000	326,911
Sanofi, 4.00%, 3/29/21	143,000	157,863
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	30,000	29,652
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	70,000	72,800
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	110,000	117,975
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	225,000	237,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	225,000	249,328
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	438,000	458,374
		3,613,108
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.50%, 1/15/18	130,000	142,186
American Tower Corp., 4.70%, 3/15/22	40,000	42,614
BRE Properties, Inc., 3.375%, 1/15/23	200,000	194,999
DDR Corp., 3.375%, 5/15/23	100,000	96,781
Essex Portfolio LP, 3.625%, 8/15/22	100,000	100,600
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,567
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,450
HCP, Inc., 3.75%, 2/1/16	210,000	223,816
Health Care REIT, Inc., 2.25%, 3/15/18	130,000	131,213
Health Care REIT, Inc., 3.75%, 3/15/23	210,000	210,879
Host Hotels & Resorts LP, 6.75%, 6/1/16	46,000	46,570
Host Hotels & Resorts LP, 5.875%, 6/15/19	60,000	66,044
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,173
Kilroy Realty LP, 3.80%, 1/15/23	220,000	219,361
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	138,750
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	54,250
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	97,000	105,973

Shares/ Principal Amount	Value

Simon Property Group LP, 5.10%, 6/15/15	$ 300,000	$ 326,410
UDR, Inc., 4.25%, 6/1/18	170,000	186,271
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	200,000	210,820
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	98,620
WEA Finance LLC, 4.625%, 5/10/21(2)	140,000	154,224
		2,918,571
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CBRE Services, Inc., 5.00%, 3/15/23	125,000	125,313
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23(2)	200,000	204,500
ProLogis LP, 6.625%, 12/1/19	260,000	313,106
Realogy Corp., 7.875%, 2/15/19(2)	200,000	220,500
		863,419
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	282,088
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	107,300
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	52,709
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	119,364
CSX Corp., 4.25%, 6/1/21	60,000	66,252
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	72,169
Union Pacific Corp., 4.75%, 9/15/41	220,000	234,021
		933,903
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	235,000	244,400
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)	115,000	125,638
Freescale Semiconductor, Inc., 8.05%, 2/1/20	300,000	322,500
Intel Corp., 1.35%, 12/15/17	170,000	169,235
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	100,000	98,000
		959,773
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	141,563
Intuit, Inc., 5.75%, 3/15/17	571,000	645,337
Oracle Corp., 2.50%, 10/15/22	310,000	298,262
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	138,281
		1,223,443
SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	136,719
Hertz Corp. (The), 6.75%, 4/15/19	125,000	136,406
Hertz Corp. (The), 7.375%, 1/15/21	200,000	222,000
Home Depot, Inc. (The), 5.95%, 4/1/41	210,000	263,026
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	275,000	301,125
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	75,425
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	161,494
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,900
Sonic Automotive, Inc., 5.00%, 5/15/23(2)	125,000	124,687
Staples, Inc., 4.375%, 1/12/23	150,000	150,676
Stewart Enterprises, Inc., 6.50%, 4/15/19	60,000	64,800
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	100,000	106,500
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17	90,000	95,738
United Rentals North America, Inc., 5.75%, 7/15/18	100,000	107,250
United Rentals North America, Inc., 8.375%, 9/15/20	250,000	273,750
		2,308,496

Shares/ Principal Amount	Value

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19		$ 225,000	$ 252,281
Gap, Inc. (The), 5.95%, 4/12/21		160,000	186,274
Gymboree Corp., 9.125%, 12/1/18		250,000	243,437
Hanesbrands, Inc., 6.375%, 12/15/20		150,000	166,125
L Brands, Inc., 6.90%, 7/15/17		105,000	121,013
L Brands, Inc., 6.625%, 4/1/21		80,000	91,800
L Brands, Inc., 5.625%, 2/15/22		275,000	295,281
Phillips-Van Heusen Corp., 7.375%, 5/15/20		25,000	27,813
Polymer Group, Inc., 7.75%, 2/1/19		135,000	146,138
			1,530,162
THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, 4.375%, 4/25/19 (Secured)	EUR	200,000	306,062
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	250,321
			556,383
TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19		$ 48,000	65,843
Altria Group, Inc., 2.85%, 8/9/22		400,000	382,281
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	306,776
			754,900
TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(2)		200,000	208,000
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		130,000	184,673
America Movil SAB de CV, 5.00%, 3/30/20		200,000	221,332
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		30,000	39,933
Cricket Communications, Inc., 7.75%, 10/15/20		295,000	295,737
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	104,025
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	144,956
Sprint Nextel Corp., 6.00%, 12/1/16		335,000	362,637
Sprint Nextel Corp., 9.00%, 11/15/18(2)		110,000	133,650
Sprint Nextel Corp., 7.00%, 3/1/20(2)		110,000	124,025
Sprint Nextel Corp., 6.00%, 11/15/22		100,000	103,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)		130,000	144,008
Vodafone Group plc, 5.625%, 2/27/17		230,000	262,889
			2,121,365
TOTAL CORPORATE BONDS (Cost $132,643,448)			139,507,612
U.S. Government Agency Mortgage-Backed Securities(4) — 5.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC, VRN, 1.97%, 6/15/13		633,917	653,083
FHLMC, VRN, 2.08%, 6/15/13		1,219,615	1,254,202
FHLMC, VRN, 2.37%, 6/15/13		791,375	807,178
FHLMC, VRN, 2.37%, 6/15/13		993,803	1,011,954
FHLMC, VRN, 2.58%, 6/15/13		267,586	280,970
FHLMC, VRN, 2.90%, 6/15/13		136,684	142,845
FHLMC, VRN, 3.23%, 6/15/13		220,278	232,491
FHLMC, VRN, 3.28%, 6/15/13		733,051	762,795
FHLMC, VRN, 3.81%, 6/15/13		456,256	482,829
FHLMC, VRN, 4.03%, 6/15/13		419,933	447,507
FHLMC, VRN, 5.44%, 6/15/13		631,211	674,345
FHLMC, VRN, 6.15%, 6/15/13		221,961	240,097
FNMA, VRN, 2.71%, 6/25/13		574,360	593,195
FNMA, VRN, 3.33%, 6/25/13		364,395	383,052

Shares/ Principal Amount	Value

FNMA, VRN, 3.36%, 6/25/13	$ 334,225	$ 355,980
FNMA, VRN, 3.83%, 6/25/13	447,272	474,536
FNMA, VRN, 3.93%, 6/25/13	352,836	374,941
FNMA, VRN, 3.95%, 6/25/13	190,471	203,093
FNMA, VRN, 5.42%, 6/25/13	729,337	786,746
		10,161,839
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.9%
FHLMC, 7.00%, 6/1/14	2,984	3,045
FHLMC, 6.50%, 6/1/16	35,642	37,911
FHLMC, 6.50%, 6/1/16	34,781	36,820
FHLMC, 4.50%, 1/1/19	600,876	635,846
FHLMC, 5.00%, 10/1/19	19,492	20,705
FHLMC, 5.00%, 11/1/19	75,807	80,524
FHLMC, 5.50%, 11/1/19	3,412	3,681
FHLMC, 5.50%, 11/1/19	3,017	3,229
FHLMC, 5.50%, 11/1/19	4,742	5,116
FHLMC, 5.50%, 11/1/19	4,083	4,405
FHLMC, 5.50%, 11/1/19	2,912	3,142
FHLMC, 5.50%, 12/1/19	3,521	3,798
FHLMC, 5.00%, 2/1/20	7,427	8,010
FHLMC, 5.00%, 2/1/20	2,131	2,299
FHLMC, 5.50%, 3/1/20	7,871	8,492
FHLMC, 5.50%, 3/1/20	5,942	6,411
FHLMC, 5.50%, 3/1/20	11,921	12,862
FHLMC, 5.00%, 5/1/20	4,294	4,631
FHLMC, 5.00%, 5/1/20	12,269	13,232
FHLMC, 5.00%, 5/1/20	16,109	17,373
FHLMC, 4.50%, 7/1/20	55,219	58,639
FHLMC, 4.00%, 10/1/20	19,059	20,218
FHLMC, 5.00%, 4/1/21	2,123,928	2,281,969
FHLMC, 8.00%, 6/1/26	5,223	5,473
FHLMC, 8.00%, 6/1/26	917	1,099
FHLMC, 8.00%, 7/1/26	1,200	1,206
FHLMC, 7.00%, 8/1/29	2,955	3,483
FHLMC, 8.00%, 7/1/30	20,158	24,693
FHLMC, 6.50%, 6/1/31	90,367	96,359
FHLMC, 5.50%, 12/1/33	499,932	553,755
FHLMC, 6.50%, 5/1/34	16,882	19,174
FHLMC, 5.50%, 6/1/35	42,836	46,367
FHLMC, 5.00%, 9/1/35	18,831	20,200
FHLMC, 5.00%, 9/1/35	13,584	14,571
FHLMC, 5.50%, 10/1/35	106,655	116,877
FHLMC, 5.50%, 10/1/35	48,886	53,572
FHLMC, 5.00%, 11/1/35	191,338	210,096
FHLMC, 5.00%, 11/1/35	212,950	238,218
FHLMC, 6.50%, 3/1/36	10,285	11,721
FHLMC, 6.50%, 3/1/36	3,035	3,434
FHLMC, 5.50%, 1/1/38	670,170	723,618
FHLMC, 6.00%, 2/1/38	287,970	313,210
FHLMC, 6.00%, 11/1/38	1,589,770	1,728,119
FHLMC, 4.00%, 4/1/41	1,821,553	1,975,201
FHLMC, 6.50%, 7/1/47	50,360	55,677
FNMA, 6.00%, 12/1/13	1,317	1,326
FNMA, 5.32%, 4/1/14	56,354	57,276
FNMA, 6.00%, 4/1/14	6,040	6,083
FNMA, 7.50%, 6/1/15	1,791	1,798
FNMA, 5.17%, 1/1/16	157,139	169,615
FNMA, 4.50%, 5/1/19	837,199	893,963
FNMA, 4.00%, 6/1/19	6,264	6,673
FNMA, 4.50%, 6/1/19	114,649	125,360
FNMA, 4.50%, 12/1/19	9,600	10,497
FNMA, 5.00%, 3/1/20	19,635	21,326
FNMA, 5.00%, 3/1/20	19,914	21,629
FNMA, 5.00%, 4/1/20	10,540	11,447
FNMA, 5.00%, 5/1/20	4,965	5,392
FNMA, 5.00%, 5/1/20	21,751	23,624
FNMA, 5.00%, 7/1/20	25,723	27,696
FNMA, 7.00%, 5/1/26	3,380	3,965
FNMA, 7.00%, 6/1/26	2,683	3,148
FNMA, 7.50%, 3/1/27	2,616	2,693
FNMA, 6.50%, 4/1/29	16,676	18,766
FNMA, 6.50%, 6/1/29	13,237	15,400
FNMA, 6.50%, 6/1/29	33,593	39,084
FNMA, 7.00%, 7/1/29	19,522	23,078
FNMA, 6.50%, 8/1/29	36,323	41,111
FNMA, 7.00%, 3/1/30	20,504	24,239
FNMA, 8.00%, 7/1/30	36,053	40,130
FNMA, 7.50%, 9/1/30	13,133	15,868
FNMA, 6.50%, 9/1/31	82,879	96,581
FNMA, 7.00%, 9/1/31	48,779	57,632
FNMA, 6.50%, 1/1/32	37,793	44,099
FNMA, 6.50%, 10/1/32	337,395	394,106
FNMA, 5.50%, 6/1/33	174,054	191,781
FNMA, 5.50%, 8/1/33	1,275,453	1,395,509
FNMA, 5.00%, 11/1/33	1,026,933	1,117,865
FNMA, 5.50%, 1/1/34	961,341	1,052,456
FNMA, 5.50%, 9/1/34	63,089	69,638
FNMA, 5.50%, 10/1/34	56,600	62,069
FNMA, 6.00%, 10/1/34	74,128	80,840

Shares/ Principal Amount	Value

FNMA, 5.00%, 11/1/34	$ 361,388	$ 404,569
FNMA, 5.50%, 3/1/35	6,106	6,833
FNMA, 5.50%, 3/1/35	11,371	12,726
FNMA, 5.50%, 3/1/35	18,785	21,023
FNMA, 5.50%, 3/1/35	44,909	50,000
FNMA, 5.50%, 3/1/35	29,117	32,586
FNMA, 5.00%, 4/1/35	53,411	60,110
FNMA, 6.00%, 5/1/35	27,667	30,367
FNMA, 6.00%, 5/1/35	2,908	3,271
FNMA, 6.00%, 6/1/35	36,201	39,416
FNMA, 6.00%, 6/1/35	14,498	15,913
FNMA, 6.00%, 6/1/35	830	911
FNMA, 5.00%, 7/1/35	197,833	222,646
FNMA, 5.50%, 7/1/35	34,225	37,778
FNMA, 6.00%, 7/1/35	85,401	93,734
FNMA, 6.00%, 7/1/35	3,495	3,812
FNMA, 6.00%, 7/1/35	71,367	78,331
FNMA, 5.50%, 8/1/35	17,389	19,194
FNMA, 6.00%, 8/1/35	2,637	2,876
FNMA, 4.50%, 9/1/35	1,272,905	1,361,238
FNMA, 5.50%, 9/1/35	83,557	92,067
FNMA, 5.50%, 9/1/35	2,953	3,260
FNMA, 5.50%, 9/1/35	1,094	1,208
FNMA, 5.50%, 9/1/35	21,130	23,282
FNMA, 5.50%, 9/1/35	169,483	186,745
FNMA, 5.00%, 10/1/35	31,805	35,794
FNMA, 5.50%, 10/1/35	391,934	432,622
FNMA, 6.00%, 10/1/35	43,627	47,884
FNMA, 5.50%, 11/1/35	218,385	241,056
FNMA, 6.00%, 11/1/35	51,787	56,936
FNMA, 6.50%, 11/1/35	5,833	6,640
FNMA, 6.50%, 11/1/35	11,292	12,980
FNMA, 6.50%, 12/1/35	38,920	43,707
FNMA, 6.50%, 4/1/36	16,965	19,450
FNMA, 6.00%, 8/1/36	48,059	52,448
FNMA, 5.00%, 10/1/36	644,844	695,495
FNMA, 5.00%, 11/1/36	607,805	655,547
FNMA, 5.50%, 1/1/37	1,826,504	1,991,580
FNMA, 5.50%, 2/1/37	589,942	640,310
FNMA, 6.00%, 5/1/37	47,844	52,153
FNMA, 6.00%, 7/1/37	11,785	12,846
FNMA, 6.50%, 8/1/37	18,403	20,383
FNMA, 6.50%, 8/1/37	1,391,506	1,541,248
FNMA, 6.50%, 8/1/37	417,000	461,874
FNMA, 4.50%, 8/1/40	3,529,142	3,777,356
FNMA, 3.50%, 1/1/41	2,216,673	2,304,882
FNMA, 4.00%, 1/1/41	7,121,590	7,715,942
FNMA, 4.50%, 1/1/41	906,814	987,029
FNMA, 4.50%, 2/1/41	2,658,986	2,845,169
FNMA, 4.00%, 5/1/41	1,817,447	1,919,147
FNMA, 4.50%, 7/1/41	1,876,338	2,043,487
FNMA, 4.50%, 9/1/41	55,038	59,786
FNMA, 4.00%, 12/1/41	3,380,263	3,641,246
FNMA, 4.00%, 1/1/42	67,657	72,141
FNMA, 4.00%, 1/1/42	1,499,010	1,584,297
FNMA, 3.50%, 5/1/42	3,320,022	3,449,024
FNMA, 3.50%, 6/1/42	1,205,717	1,255,204
FNMA, 3.50%, 9/1/42	4,587,142	4,758,212
FNMA, 3.00%, 11/1/42	1,713,149	1,725,175
FNMA, 6.50%, 6/1/47	72,863	80,271
FNMA, 6.50%, 8/1/47	165,889	182,756
FNMA, 6.50%, 8/1/47	96,643	106,469
FNMA, 6.50%, 9/1/47	446,671	492,086
FNMA, 6.50%, 9/1/47	13,851	15,259
FNMA, 6.50%, 9/1/47	96,133	105,907
FNMA, 6.50%, 9/1/47	113,173	124,679
FNMA, 6.50%, 9/1/47	73,232	80,678
GNMA, 9.00%, 4/20/25	1,921	2,272
GNMA, 7.50%, 10/15/25	5,132	5,849
GNMA, 6.00%, 4/15/26	1,550	1,739
GNMA, 6.00%, 4/15/26	398	446
GNMA, 7.50%, 6/15/26	4,399	5,026
GNMA, 7.00%, 12/15/27	16,776	19,774
GNMA, 7.50%, 12/15/27	21,320	24,557
GNMA, 6.00%, 5/15/28	25,823	29,027
GNMA, 6.00%, 5/15/28	54,719	62,156
GNMA, 6.50%, 5/15/28	6,926	7,054
GNMA, 7.00%, 5/15/31	48,883	59,706
GNMA, 5.50%, 11/15/32	214,940	235,790
GNMA, 6.50%, 10/15/38	3,212,243	3,681,055
GNMA, 4.00%, 1/20/41	3,009,071	3,239,004
GNMA, 4.50%, 5/20/41	3,723,794	4,059,255
GNMA, 4.50%, 6/15/41	994,522	1,084,239
GNMA, 4.00%, 12/15/41	1,683,988	1,791,698
GNMA, 4.00%, 6/20/42	2,830,933	3,025,994
GNMA, 3.50%, 7/20/42	1,149,834	1,208,512
		83,356,448
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $89,776,030)		93,518,287

Shares/ Principal Amount	Value

Municipal Securities — 2.9%
Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.15%, 6/6/13 (LOC: Wells Fargo Bank N.A.)	$ 3,600,000	$ 3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	120,000	159,551
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.11%, 6/3/13	600,000	600,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	120,000	159,241
Big Bear Lake Rev., Series 1993 A, (Southwest Gas Corp.), VRDN, 0.13%, 6/5/13 (LOC: Wells Fargo Bank N.A.)	4,100,000	4,100,000
California GO, (Building Bonds), 7.55%, 4/1/39	60,000	86,707
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	223,373
California GO, (Building Bonds), 7.60%, 11/1/40	45,000	66,470
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.21%, 6/5/13 (LOC: JPMorgan Chase Bank N.A.)	3,850,000	3,850,000
Harrison County Industrial Development Rev., (Fox Grocery Company), VRDN, 0.15%, 6/6/13 (LOC: U.S. Bank N.A.)	2,240,000	2,240,000
Idaho Housing & Finance Association Multifamily Housing Rev., Series 2011 A, (Traditions At Boise Apartments), VRDN, 0.14%, 6/5/13 (LOC: East West Bank and FHLMC)(SBBPA: FHLB)	500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	230,000	232,624
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	158,705
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	159,558
Maryland Economic Development Corp. Rev., (Associated Catholic Charities, Inc.), VRDN, 0.13%, 6/7/13 (LOC: PNC Bank N.A.)	1,510,000	1,510,000
Medford Hospital Facilities Authority Rev., (Rogue Valley Manor Project), VRDN, 0.09%, 6/3/13 (LOC: Bank of America N.A.)	100,000	100,000
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	185,000	236,066
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	131,102
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.15%, 6/3/13 (LOC: Commerce Bank)	3,000,000	3,000,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	261,936
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	197,791
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	96,728
New York State Housing Finance Agency Rev., Series 2012 A, (Riverside Center 2 Housing), VRDN, 0.12%, 6/5/13 (LOC: Bank of America N.A.)	3,000,000	3,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	200,000	223,650

Shares/ Principal Amount	Value

Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.21%, 6/5/13 (LOC: FNMA)		$ 1,605,000	$ 1,605,000
Oregon Health & Science University Rev., Series 2012 B2, VRDN, 0.12%, 6/5/13 (LOC: Union Bank N.A.)		4,000,000	4,000,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		130,000	163,468
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		330,000	327,027
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.25%, 6/5/13 (LOC: Bank of the West)		1,820,000	1,820,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		280,000	337,851
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		170,000	203,991
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41		170,000	190,935
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40		135,000	164,200
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32		195,000	235,006
South Carolina Jobs-Economic Development Authority Rev., (Southeastern Fly Ash Company Inc.), VRDN, 0.18%, 6/6/13 (LOC: Wells Fargo Bank N.A.)		1,000,000	1,000,000
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.20%, 6/6/13 (LOC: Bank of America N.A.)		4,200,000	4,200,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.15%, 6/6/13 (LIQ FAC: FHLMC)		3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.15%, 6/6/13 (LOC: JPMorgan Chase Bank N.A.)		3,885,000	3,885,000
Wisconsin Health & Educational Facilities Authority Rev., (Milwaukee Institute of Art & Design), VRDN, 0.22%, 6/5/13 (LOC: Citibank N.A.)		3,780,000	3,780,000
TOTAL MUNICIPAL SECURITIES (Cost $49,514,213)			50,205,980
Sovereign Governments and Agencies — 2.8%
AUSTRALIA — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	507,218
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	306,672
			813,890
AUSTRIA — 0.2%
Austria Government Bond, 3.40%, 10/20/14(2)	EUR	465,000	632,554
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	680,000	1,050,924
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	455,000	696,325
Austria Government Bond, 3.40%, 11/22/22(2)	EUR	75,000	111,567
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	275,000	456,586
			2,947,956

Shares/ Principal Amount	Value

BELGIUM — 0.1%
Belgium Government Bond, 4.00%, 3/28/18	EUR	560,000	$ 833,159
Belgium Government Bond, 3.75%, 9/28/20	EUR	310,000	463,126
Belgium Government Bond, 2.25%, 6/22/23	EUR	120,000	156,025
Belgium Government Bond, 5.00%, 3/28/35	EUR	330,000	560,079
			2,012,389
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19		$1,000,000	1,173,000
Brazilian Government International Bond, 5.625%, 1/7/41		$200,000	223,500
			1,396,500
CANADA — 0.2%
Canadian Government Bond, 5.00%, 6/1/14	CAD	485,000	485,833
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	290,361
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	344,816
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	494,471
Hydro-Quebec, 8.40%, 1/15/22		$130,000	182,846
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	267,684
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	272,356
Province of Ontario Canada, 1.60%, 9/21/16		$160,000	164,029
			2,502,396
CHILE†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	237,475
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	315,375
DENMARK — 0.1%
Denmark Government Bond, 4.00%, 11/15/17	DKK	2,300,000	465,049
Denmark Government Bond, 4.00%, 11/15/19	DKK	530,000	111,171
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	644,369
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,395,000	604,976
			1,825,565
FINLAND — 0.2%
Finland Government Bond, 3.125%, 9/15/14	EUR	480,000	648,432
Finland Government Bond, 3.875%, 9/15/17	EUR	460,000	680,672
Finland Government Bond, 4.375%, 7/4/19	EUR	111,000	173,142
Finland Government Bond, 1.625%, 9/15/22	EUR	305,000	395,829
Finland Government Bond, 4.00%, 7/4/25	EUR	460,000	727,271
			2,625,346
FRANCE — 0.1%
France Government Bond OAT, 4.00%, 4/25/14	EUR	240,000	322,962
France Government Bond OAT, 3.25%, 10/25/21	EUR	85,000	123,759
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	284,060
France Government Bond OAT, 4.75%, 4/25/35	EUR	235,000	393,414
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,250,674
			2,374,869
GERMANY — 0.2%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,133,564
Bundesrepublik Deutschland, 4.00%, 1/4/18	EUR	460,000	694,365
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	52,059
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	250,000	459,723
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	210,000	375,529
			2,715,240
ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$110,000	132,770

Shares/ Principal Amount	Value

JAPAN — 0.6%
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	$ 2,156,740
Japan Government Ten Year Bond, 1.50%, 9/20/18	JPY	275,000,000	2,896,757
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	195,000,000	1,975,769
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	86,500,000	982,086
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	69,900,000	736,489
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	144,700,000	1,607,990
			10,355,831
MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17		$160,000	181,600
Mexico Government International Bond, 5.95%, 3/19/19		$710,000	844,900
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	400,750
Mexico Government International Bond, 6.05%, 1/11/40		$220,000	261,800
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$80,000	79,600
			1,768,650
MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	272,705
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	225,452
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	425,432
			923,589
NETHERLANDS — 0.1%
Netherlands Government Bond, 4.00%, 7/15/16(2)	EUR	550,000	794,900
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	625,000	936,415
Netherlands Government Bond, 4.00%, 1/15/37(2)	EUR	280,000	461,569
			2,192,884
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	175,000	152,839
NORWAY†
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	189,272
Norway Government Bond, 3.75%, 5/25/21	NOK	3,100,000	598,354
			787,626
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	128,750
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	170,625
			299,375
POLAND†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	285,000
SINGAPORE†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	235,054
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	105,743
			340,797
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	257,125
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	167,706
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	171,891
			596,722
SWEDEN — 0.1%
Sweden Government Bond, 6.75%, 5/5/14	SEK	2,540,000	404,000
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	277,572
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,225,000	554,697
			1,236,269

Shares/ Principal Amount	Value

SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	$ 186,333
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	131,999
			318,332
UNITED KINGDOM — 0.5%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,069,712
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	1,933,641
United Kingdom Gilt, 4.50%, 3/7/19	GBP	635,000	1,144,764
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	159,194
United Kingdom Gilt, 3.75%, 9/7/21	GBP	725,000	1,269,274
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	326,408
United Kingdom Gilt, 4.25%, 3/7/36	GBP	920,000	1,655,179
United Kingdom Gilt, 4.50%, 12/7/42	GBP	525,000	984,101
United Kingdom Gilt, 4.25%, 12/7/55	GBP	435,000	790,854
			9,333,127
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	70,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,604,157)			48,561,212
Commercial Paper(5) — 2.2%
Bank of Nova Scotia, 0.18%, 8/30/13		4,200,000	4,198,188
BNP Paribas Finance, Inc., 0.20%, 6/3/13		4,100,000	4,099,952
Catholic Health Initiatives, 0.21%, 6/4/13		4,100,000	4,099,959
Crown Point Capital Co., 0.17%, 6/26/13(2)		4,200,000	4,199,496
Legacy Capital LLC, 0.17%, 7/1/13(2)		4,200,000	4,199,382
Lexington Parker Capital, 0.17%, 6/5/13(2)		4,200,000	4,199,913
San Francisco City and Country Public Utilities Commission Water Rev., 0.17%, 6/17/13		4,200,000	4,200,000
Societe Generale SA, 0.20%, 6/5/13		4,200,000	4,199,919
Toyota Motor Credit Corp., 0.22%, 8/9/13		4,200,000	4,199,126
TOTAL COMMERCIAL PAPER (Cost $37,594,961)			37,595,935
Commercial Mortgage-Backed Securities(4) — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42		63,511	63,794
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/13		500,000	542,806
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/13		425,000	460,141
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)		600,000	595,377
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(2)		550,000	543,225
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21		350,000	358,429
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 6/1/13		325,000	352,583
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39		705,070	716,395
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 6/1/13		925,000	951,045
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 6/1/13		86,209	86,403

Shares/ Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/13	$ 600,000	$ 630,320
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/13	250,000	261,682
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/13	1,000,000	1,033,476
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	740,000	786,129
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,100,000	1,162,819
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	625,000	649,244
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 6/10/13(2)	475,000	471,946
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	604,684	616,903
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,021,440
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 6/11/13	450,000	465,009
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/13	200,000	209,096
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/13	600,000	644,651
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 6/11/13	725,000	787,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	200,000	197,236
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	68,847	68,879
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	788,803	825,999
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	106,400	107,695
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,568,567
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,184,582)		16,178,489
Collateralized Mortgage Obligations(4) — 0.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	149,547	154,770
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,048,423	822,927
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	188,585	193,222
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	325,000	344,147
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.43%, 6/1/13	106,825	109,663
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 6/1/13	495,762	500,351

Shares/ Principal Amount	Value

First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.40%, 6/1/13	$ 263,480	$ 265,398
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.92%, 6/1/13	256,373	259,817
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 6/1/13	609,217	631,625
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.87%, 6/1/13	287,684	288,686
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 6/1/13	653,725	650,054
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 6/1/13(2)	733,034	742,467
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 6/1/13	285,719	298,229
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	232,557	245,630
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.52%, 6/1/13	456,677	456,606
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.85%, 6/1/13	299,171	319,631
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/13	302,743	304,577
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	359,225	381,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	435,724	457,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 6/1/13	798,038	829,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	443,475	470,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	123,885	129,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 6/1/13	195,382	197,712
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 6/1/13	629,547	651,907
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	563,456	595,654
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	273,843	285,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	457,230	485,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	299,658	321,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 6/1/13	235,268	236,997
		11,632,633
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,476,877	1,639,909
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,082,372)		13,272,542

Shares/ Principal Amount	Value

Exchange-Traded Funds — 0.4%
iShares MSCI EAFE Index Fund	22,192	$ 1,333,295
iShares MSCI Emerging Markets Index Fund	16,950	698,510
iShares Russell 1000 Growth Index Fund	3,541	263,061
iShares Russell 2000 Value Index Fund	2,646	228,403
iShares Russell Midcap Growth Index Fund	4,210	306,193
iShares Russell Midcap Value Index Fund	57,497	3,377,374
iShares S&P SmallCap 600 Index Fund	393	35,637
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,617,746)		6,242,473
U.S. Government Agency Securities†
FHLMC, 2.375%, 1/13/22	$ 210,000	214,259
FNMA, 6.625%, 11/15/30	200,000	289,861
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $509,836)		504,120
Asset-Backed Securities(4)†
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	21,404	22,795
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	130,000	144,097
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	99,569	109,029
TOTAL ASSET-BACKED SECURITIES (Cost $259,143)		275,921

	Shares	Value
Convertible Preferred Stocks†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	2,459	$ 81,688
LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	373	37,813
TOBACCO†
Universal Corp., 6.75%	36	46,831
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $147,860)		166,332
Preferred Stocks†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(2)	77	75,494
REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,063	27,638
Inland Real Estate Corp., Series A, 8.125%	732	19,573
PS Business Parks, Inc., 6.45%	630	16,380
		63,591
TOTAL PREFERRED STOCKS (Cost $132,302)		139,085
Temporary Cash Investments — 1.4%
SSgA U.S. Government Money Market Fund (Cost $24,045,288)	24,045,288	24,045,288
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,405,864,879)		1,705,576,659
OTHER ASSETS AND LIABILITIES — 0.4%		7,470,217
TOTAL NET ASSETS — 100.0%		$1,713,046,876

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	100,000	USD	96,589	Barclays Bank plc	6/19/2013	$(988)
USD	142,129	AUD	139,372	Westpac Group	6/19/2013	8,887
CAD	454,579	USD	441,719	Barclays Bank plc	6/19/2013	(3,418)
CAD	50,000	USD	48,499	HSBC Holdings plc	6/19/2013	(289)
USD	2,431,923	CAD	2,525,007	UBS AG	6/28/2013	(2,151)
CHF	191,086	USD	204,545	UBS AG	6/19/2013	(4,686)
USD	525,374	CHF	511,610	Credit Suisse AG	6/28/2013	(9,772)
CZK	4,805,000	USD	241,896	Deutsche Bank	6/19/2013	871
DKK	3,709,307	USD	649,932	UBS AG	6/19/2013	(3,142)
EUR	300,000	USD	391,471	Barclays Bank plc	6/19/2013	(1,516)
EUR	52,000	USD	67,685	Barclays Bank plc	6/19/2013	(93)
EUR	606,209	USD	791,403	HSBC Holdings plc	6/19/2013	(3,421)
EUR	10,926	USD	14,176	UBS AG	6/28/2013	27
USD	494,535	EUR	375,000	HSBC Holdings plc	6/19/2013	7,091
USD	2,453,388	EUR	1,907,351	UBS AG	6/28/2013	(26,001)
USD	959,962	EUR	746,308	UBS AG	6/28/2013	(10,174)
USD	513,069	EUR	398,878	UBS AG	6/28/2013	(5,438)
USD	16,949	EUR	13,097	UBS AG	6/28/2013	(76)
GBP	150,000	USD	228,261	HSBC Holdings plc	6/19/2013	(374)
USD	1,390,853	GBP	912,482	Barclays Bank plc	6/19/2013	4,570
USD	105,802	GBP	68,000	HSBC Holdings plc	6/19/2013	2,493
USD	75,796	GBP	50,000	HSBC Holdings plc	6/19/2013	(167)
USD	785,013	GBP	519,536	Credit Suisse AG	6/28/2013	(4,240)
HKD	129,000	USD	16,624	Westpac Group	6/19/2013	(4)
JPY	67,773,000	USD	695,979	HSBC Holdings plc	6/19/2013	(21,279)
JPY	25,500,000	USD	252,846	HSBC Holdings plc	6/19/2013	1,014
JPY	16,200,000	USD	160,445	HSBC Holdings plc	6/19/2013	830
JPY	127,934,591	USD	1,288,348	UBS AG	6/19/2013	(14,721)
USD	138,877	JPY	13,941,000	Barclays Bank plc	6/19/2013	90
USD	138,725	JPY	13,941,000	Barclays Bank plc	6/19/2013	(62)
USD	442,893	JPY	43,363,393	HSBC Holdings plc	6/19/2013	11,197
KRW	1,917,944,990	USD	1,716,589	HSBC Holdings plc	6/19/2013	(21,601)
KRW	147,000,002	USD	129,647	HSBC Holdings plc	6/19/2013	265
USD	251,829	NOK	1,477,080	Deutsche Bank	6/19/2013	278
NZD	170,047	USD	142,337	Westpac Group	6/19/2013	(7,315)
USD	941,774	SEK	6,158,072	Deutsche Bank	6/19/2013	12,351
USD	27,622	SGD	34,264	HSBC Holdings plc	6/19/2013	513
						$(90,451)

Notes to Schedule of Investments

ADR = American Depositary Receipt

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GDR = Global Depositary Receipt

GNMA = Government National Mortgage Association

GO = General Obligation

HKD = Hong Kong Dollar

JPY = Japanese Yen

KRW = South Korea Won

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MTN = Medium Term Note

NOK = Norwegian Krone

NVDR = Non-Voting Depositary Receipt

NZD = New Zealand Dollar

OJSC = Open Joint Stock Company

PIK = Payment in Kind

SBBPA = Standby Bond Purchase Agreement

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

USD = United States Dollar

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)

Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $42,011,606, which represented 2.5% of total net assets.

(3)	Security is in default.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,405,864,879)	$1,705,576,659
Foreign currency holdings, at value (cost of $1,849,979)	1,833,800
Receivable for investments sold	17,322,400
Receivable for capital shares sold	2,659,674
Unrealized gain on forward foreign currency exchange contracts	50,477
Dividends and interest receivable	6,581,346
Other assets	14,825
1,734,039,181

Liabilities
Payable for investments purchased	17,599,543
Payable for capital shares redeemed	1,467,188
Unrealized loss on forward foreign currency exchange contracts	140,928
Accrued management fees	1,511,527
Distribution and service fees payable	273,119
20,992,305

Net Assets	$1,713,046,876

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,366,440,958
Undistributed net investment income	4,956,295
Undistributed net realized gain	42,044,887
Net unrealized appreciation	299,604,736
$1,713,046,876

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$647,973,522	88,461,265	$7.32
Institutional Class, $0.01 Par Value	$226,907,053	30,957,900	$7.33
A Class, $0.01 Par Value	$653,789,390	89,450,500	$7.31	*
B Class, $0.01 Par Value	$17,226,234	2,364,116	$7.29
C Class, $0.01 Par Value	$109,154,410	14,955,711	$7.30
R Class, $0.01 Par Value	$57,996,267	7,954,822	$7.29
*Maximum offering price $7.76 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $405,233)	$ 12,752,163
Interest	8,024,759
20,776,922

Expenses:
Management fees	8,682,318
Distribution and service fees:
A Class	784,959
B Class	91,491
C Class	520,563
R Class	135,455
Directors’ fees and expenses	46,103
Other expenses	6,206
10,267,095

Net investment income (loss)	10,509,827

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	75,678,333
Futures contract transactions	319,545
Foreign currency transactions	(269,517)
75,728,361

Change in net unrealized appreciation (depreciation) on:
Investments	47,352,415
Futures contracts	(2,772)
Translation of assets and liabilities in foreign currencies	(114,941)
47,234,702

Net realized and unrealized gain (loss)	122,963,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,472,890

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$ 10,509,827	$ 22,054,003
Net realized gain (loss)	75,728,361	77,001,282
Change in net unrealized appreciation (depreciation)	47,234,702	79,724,817
Net increase (decrease) in net assets resulting from operations	133,472,890	178,780,102

Distributions to Shareholders
From net investment income:
Investor Class	(4,265,848)	(8,621,120)
Institutional Class	(1,746,971)	(4,266,938)
A Class	(3,613,543)	(7,072,120)
B Class	(74,258)	(125,787)
C Class	(393,125)	(570,497)
R Class	(264,170)	(434,376)
From net realized gains:
Investor Class	(25,260,223)	(5,005,011)
Institutional Class	(9,340,447)	(2,027,271)
A Class	(23,873,135)	(4,840,237)
B Class	(743,680)	(181,620)
C Class	(3,959,279)	(775,696)
R Class	(1,973,224)	(342,746)
Decrease in net assets from distributions	(75,507,903)	(34,263,419)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,134,735)	(24,835,758)

Net increase (decrease) in net assets	55,830,252	119,680,925

Net Assets
Beginning of period	1,657,216,624	1,537,535,699
End of period	$1,713,046,876	$1,657,216,624

Undistributed net investment income	$4,956,295	$4,804,383

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.06% for the Investor Class, A Class, B Class, C Class and R Class and 0.86% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $560,704,042, of which $110,988,299 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 totaled $652,294,708, of which $94,187,079 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	430,000,000		400,000,000
Sold	12,295,140	$ 87,652,316	13,816,203	$ 94,354,117
Issued in reinvestment of distributions	4,179,296	28,972,529	2,041,881	13,388,309
Redeemed	(16,661,251)	(118,639,405)	(17,780,049)	(120,743,196)
	(186,815)	(2,014,560)	(1,921,965)	(13,000,770)
Institutional Class/Shares Authorized	225,000,000		225,000,000
Sold	9,709,783	69,142,537	10,058,311	68,174,363
Issued in reinvestment of distributions	1,599,295	11,081,311	955,443	6,294,209
Redeemed	(14,290,702)	(101,632,508)	(13,453,941)	(93,441,692)
	(2,981,624)	(21,408,660)	(2,440,187)	(18,973,120)
A Class/Shares Authorized	375,000,000		350,000,000
Sold	11,319,009	80,845,910	19,760,299	134,608,234
Issued in reinvestment of distributions	3,762,725	26,054,828	1,744,475	11,388,992
Redeemed	(13,465,465)	(95,943,122)	(20,570,869)	(140,171,817)
	1,616,269	10,957,616	933,905	5,825,409
B Class/Shares Authorized	50,000,000		50,000,000
Sold	22,137	158,206	31,078	208,696
Issued in reinvestment of distributions	114,009	788,944	45,433	293,029
Redeemed	(463,237)	(3,299,660)	(710,002)	(4,836,171)
	(327,091)	(2,352,510)	(633,491)	(4,334,446)
C Class/Shares Authorized	75,000,000		75,000,000
Sold	1,557,643	11,122,898	2,539,718	17,352,750
Issued in reinvestment of distributions	570,677	3,955,589	184,896	1,195,439
Redeemed	(1,375,414)	(9,795,466)	(2,574,673)	(17,556,104)
	752,906	5,283,021	149,941	992,085
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,698,157	12,063,306	3,366,466	22,911,548
Issued in reinvestment of distributions	322,943	2,233,852	118,348	770,201
Redeemed	(964,071)	(6,896,800)	(2,771,804)	(19,026,665)
	1,057,029	7,400,358	713,010	4,655,084
Net increase (decrease)	(69,326)	$ (2,134,735)	(3,198,787)	$ (24,835,758)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$835,616,664	—	—
Foreign Common Stocks	22,266,766	$224,723,212	—
U.S. Treasury Securities	—	192,756,741	—
Corporate Bonds	—	139,507,612	—
U.S. Government Agency Mortgage-Backed Securities	—	93,518,287	—
Municipal Securities	—	50,205,980	—
Sovereign Governments and Agencies	—	48,561,212	—
Commercial Paper	—	37,595,935	—
Commercial Mortgage-Backed Securities	—	16,178,489	—
Collateralized Mortgage Obligations	—	13,272,542	—
Exchange-Traded Funds	6,242,473	—	—
U.S. Government Agency Securities	—	504,120	—
Asset-Backed Securities	—	275,921	—
Convertible Preferred Stocks	—	166,332	—
Preferred Stocks	—	139,085	—
Temporary Cash Investments	24,045,288	—	—
Total Value of Investment Securities	$888,171,191	$817,405,468	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(90,451)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly purchased and sold interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of May 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$50,477	Unrealized loss on forward foreign currency exchange contracts	$140,928

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$ 83,760	Change in net unrealized appreciation (depreciation) on futures contracts	$ (2,772)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(200,988)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(61,061)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	235,785	Change in net unrealized appreciation (depreciation) on futures contracts	—
		$ 118,557		$(63,833)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,433,974,700
Gross tax appreciation of investments	$284,592,033
Gross tax depreciation of investments	(12,990,074)
Net tax appreciation (depreciation) of investments	$271,601,959

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$7.08	0.05	0.52	0.57	(0.05)	(0.28)	(0.33)	$7.32	8.29%	1.06	%(4)	1.41	%(4)	35%	$647,974
2012	$6.48	0.10	0.66	0.76	(0.10)	(0.06)	(0.16)	$7.08	11.81%	1.07%		1.48%		78%	$627,729
2011	$6.30	0.10	0.18	0.28	(0.10)	—	(0.10)	$6.48	4.42%	1.07%		1.51%		86%	$586,861
2010	$5.83	0.09	0.47	0.56	(0.09)	—	(0.09)	$6.30	9.65%	1.07%		1.44%		87%	$614,299
2009	$4.84	0.09	1.00	1.09	(0.10)	—	(0.10)	$5.83	22.86%	1.08%		1.83%		135%	$561,341
2008	$7.64	0.13	(2.01)	(1.88)	(0.15)	(0.77)	(0.92)	$4.84	(27.85)%	1.06%		2.09%		163%	$457,057
Institutional Class
2013(3)	$7.08	0.06	0.52	0.58	(0.05)	(0.28)	(0.33)	$7.33	8.49%	0.86	%(4)	1.61	%(4)	35%	$226,907
2012	$6.48	0.12	0.65	0.77	(0.11)	(0.06)	(0.17)	$7.08	12.03%	0.87%		1.68%		78%	$240,396
2011	$6.30	0.11	0.18	0.29	(0.11)	—	(0.11)	$6.48	4.63%	0.87%		1.71%		86%	$235,783
2010	$5.83	0.10	0.47	0.57	(0.10)	—	(0.10)	$6.30	9.87%	0.87%		1.64%		87%	$225,389
2009	$4.84	0.11	0.99	1.10	(0.11)	—	(0.11)	$5.83	23.11%	0.88%		2.03%		135%	$367,093
2008	$7.64	0.14	(2.01)	(1.87)	(0.16)	(0.77)	(0.93)	$4.84	(27.70)%	0.86%		2.29%		163%	$308,684

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$7.07	0.04	0.52	0.56	(0.04)	(0.28)	(0.32)	$7.31	8.23%	1.31	%(4)	1.16	%(4)	35%	$653,789
2012	$6.47	0.08	0.66	0.74	(0.08)	(0.06)	(0.14)	$7.07	11.57%	1.32%		1.23%		78%	$620,975
2011	$6.29	0.08	0.18	0.26	(0.08)	—	(0.08)	$6.47	4.17%	1.32%		1.26%		86%	$562,309
2010	$5.82	0.07	0.47	0.54	(0.07)	—	(0.07)	$6.29	9.39%	1.32%		1.19%		87%	$573,518
2009	$4.83	0.08	1.00	1.08	(0.09)	—	(0.09)	$5.82	22.60%	1.33%		1.58%		135%	$558,588
2008	$7.63	0.12	(2.02)	(1.90)	(0.13)	(0.77)	(0.90)	$4.83	(28.07)%	1.31%		1.84%		163%	$469,970
B Class
2013(3)	$7.06	0.01	0.53	0.54	(0.03)	(0.28)	(0.31)	$7.29	7.87%	2.06	%(4)	0.41	%(4)	35%	$17,226
2012	$6.47	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.06	10.75%	2.07%		0.48%		78%	$19,002
2011	$6.29	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.47	3.39%	2.07%		0.51%		86%	$21,518
2010	$5.82	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.29	8.56%	2.07%		0.44%		87%	$25,713
2009	$4.83	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.82	21.69%	2.08%		0.83%		135%	$29,134
2008	$7.63	0.07	(2.02)	(1.95)	(0.08)	(0.77)	(0.85)	$4.83	(28.61)%	2.06%		1.09%		163%	$25,620
C Class
2013(3)	$7.07	0.01	0.53	0.54	(0.03)	(0.28)	(0.31)	$7.30	7.86%	2.06	%(4)	0.41	%(4)	35%	$109,154
2012	$6.48	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.07	10.73%	2.07%		0.48%		78%	$100,437
2011	$6.30	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.48	3.38%	2.07%		0.51%		86%	$91,094
2010	$5.83	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.30	8.54%	2.07%		0.44%		87%	$89,474
2009	$4.84	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.83	21.64%	2.08%		0.83%		135%	$81,248
2008	$7.64	0.07	(2.02)	(1.95)	(0.08)	(0.77)	(0.85)	$4.84	(28.56)%	2.06%		1.09%		163%	$51,619

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$7.06	0.03	0.52	0.55	(0.04)	(0.28)	(0.32)	$7.29	8.02%	1.56	%(4)	0.91	%(4)	35%	$57,996
2012	$6.46	0.07	0.66	0.73	(0.07)	(0.06)	(0.13)	$7.06	11.36%	1.57%		0.98%		78%	$48,677
2011	$6.28	0.07	0.18	0.25	(0.07)	—	(0.07)	$6.46	3.91%	1.57%		1.01%		86%	$39,971
2010	$5.82	0.06	0.46	0.52	(0.06)	—	(0.06)	$6.28	8.94%	1.57%		0.94%		87%	$33,741
2009	$4.83	0.07	0.99	1.06	(0.07)	—	(0.07)	$5.82	22.30%	1.58%		1.33%		135%	$21,186
2008	$7.63	0.10	(2.02)	(1.92)	(0.11)	(0.77)	(0.88)	$4.83	(28.24)%	1.56%		1.59%		163%	$8,458

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Strategic Asset Allocations, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78949 1307

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2013